UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd. King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally PNC Global Investment Servicing (U.S.) Inc. 760 Moore Rd. King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS — 94.5%

Banks — 2.1%
580,200	Hudson City Bancorp, Inc.	$8,157,612

Consumer Discretionary — 12.3%
263,800	Kohl’s Corp.(b)	12,807,490
515,000	Lowe’s Cos., Inc.	11,566,900
708,500	Staples, Inc.	14,892,670
306,700	Walt Disney Co. (The)	7,704,304

		46,971,364

Consumer Staples — 7.2%
271,300	Procter & Gamble Co.	15,059,863
246,000	Wal-Mart Stores, Inc.	12,270,480

		27,330,343

Diversified Financials — 11.0%
354,800	American Express Co.	10,051,484
507,700	Bank of New York Mellon Corp. (The)	13,880,518
286,000	Morgan Stanley	8,151,000
213,500	T. Rowe Price Group, Inc.	9,972,585

		42,055,587

Energy — 9.3%
104,800	Apache Corp.	8,797,960
249,600	Chesapeake Energy Corp.	5,351,424
98,300	EOG Resources, Inc.	7,277,149
763,300	Weatherford International Ltd.(b)	14,319,508

		35,746,041

Health Care — 14.4%
246,600	Celgene Corp.(b)	14,046,336
119,200	Johnson & Johnson	7,258,088
267,200	Teva Pharmaceutical Industries Ltd. - ADR	14,252,448
434,800	Thermo Fisher Scientific, Inc.(b)	19,687,744

		55,244,616

Industrials — 7.4%
350,600	Illinois Tool Works, Inc.	14,216,830
128,000	Union Pacific Corp.	7,362,560
126,500	United Parcel Service, Inc., Class B	6,796,845

		28,376,235

Information Technology — 23.8%
890,600	Applied Materials, Inc.	12,290,280
716,500	Cisco Systems, Inc.(b)	15,770,165
672,500	Corning, Inc.	11,432,500
1,183,500	EMC Corp.(b)	17,823,510
20,300	Google, Inc. - Class A(b)	8,993,915
641,100	Intel Corp.	12,341,175
165,500	Research In Motion Ltd.(b)	12,578,000

		91,229,545

Shares		Value

Materials — 3.8%
770,600	International Paper Co.	$14,494,986

Utilities — 3.2%
213,900	FPL Group, Inc.	12,121,713

Total Common Stocks (Cost $353,350,907)		361,728,042

INVESTMENT COMPANY — 5.2%
20,170,500	SEI Daily Income Trust Government II Fund, Class A	20,170,500

Total Investment Company (Cost $20,170,500)		20,170,500

TOTAL INVESTMENTS — 99.7% (Cost $373,521,407)(a)		381,898,542
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,011,927

NET ASSETS — 100.0%		$382,910,469

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$27,350,497
Unrealized depreciation	(18,973,362)

Net unrealized appreciation	$8,377,135

(b)	Non-income producing security.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets

Banks	2.1%
Consumer Discretionary	12.3%
Consumer Staples	7.2%
Diversified Financials	11.0%
Energy	9.3%
Health Care	14.4%
Industrials	7.4%
Information Technology	23.8%
Materials	3.8%
Utilities	3.2%
Other*	5.5%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS — 95.7%

AUSTRALIA — 3.4%
2,045,230	BHP Billiton Ltd.	$64,743,566

CANADA — 3.5%
1,229,220	EnCana Corp.	65,947,653

DENMARK — 1.3%
355,443	Vestas Wind Systems AS(b)	25,035,509

FINLAND — 5.8%
2,137,690	Fortum Oyj	49,511,071
4,532,940	Nokia Oyj	60,343,581

		109,854,652

FRANCE — 3.1%
549,682	Air Liquide SA	57,396,136

GERMANY — 7.2%
1,118,175	Bayer AG	68,625,897
1,471,394	Fresenius Medical Care AG & Co.	67,570,751

		136,196,648

HONG KONG — 4.3%
10,791,236	Hutchison Whampoa Ltd.	80,829,317

JAPAN — 10.3%
4,526,991	Mitsubishi UFJ Financial Group, Inc.	27,078,224
7,736,072	Nomura Holdings, Inc.	67,774,940
5,049,360	Sumitomo Corp.	50,000,003
1,164,500	Toyota Motor Corp.	49,102,827

		193,955,994

NETHERLANDS — 9.8%
1,324,075	Akzo Nobel NV	72,647,578
1,667,033	Heineken NV	66,552,065
3,014,974	Koninklijke KPN NV	45,314,207

		184,513,850

SOUTH AFRICA — 2.1%
2,425,683	MTN Group Ltd.	40,011,266

SOUTH KOREA — 1.8%
57,199	Samsung Electronics Co. Ltd.	33,717,697

SPAIN — 5.9%
1,465,147	Inditex SA	78,811,088
1,250,462	Telefonica SA	31,109,611

		109,920,699

SWITZERLAND — 15.1%
3,006,499	ABB Ltd.(b)	54,916,821
1,565,546	Credit Suisse Group AG	73,981,260
736,391	Kuehne & Nagel International AG	61,328,591
246,988	Roche Holding AG	38,943,974
277,770	Zurich Financial Services AG	54,584,476

		283,755,122

Shares		Value

TAIWAN — 2.9%
30,451,518	Taiwan Semiconductor Manufacturing Co. Ltd.	$54,669,422

UNITED KINGDOM — 19.2%
3,404,482	BG Group Plc	56,813,401
8,026,220	BP Plc	66,661,709
9,081,317	Prudential Plc	67,999,136
8,490,187	Rolls-Royce Group Plc(b)	58,750,834
2,785,698	Shire Plc	41,321,993
2,928,690	Standard Chartered Plc	69,518,716

		361,065,789

Total Common Stocks (Cost $1,704,984,307)		1,801,613,320

INVESTMENT COMPANY — 3.1%
58,031,000	Federated Treasury Obligations Fund	58,031,000

Total Investment Company (Cost $58,031,000)		58,031,000

TOTAL INVESTMENTS — 98.8% (Cost $1,763,015,307)(a)		1,859,644,320
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		22,359,092

NET ASSETS — 100.0%		$1,882,003,412

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$196,250,140
Unrealized depreciation	(99,621,127)

Net unrealized appreciation	$96,629,013

(b)	Non-income producing security.

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets

Banks	5.1%
Consumer Discretionary	6.8%
Consumer Staples	3.5%
Diversified Financials	7.5%
Energy	10.1%
Health Care	11.5%
Industrials	17.6%
Information Technology	7.9%
Insurance	6.5%
Materials	10.4%
Telecommunication Services	6.2%
Utilities	2.6%
Other*	4.3%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS — 68.9%

AUSTRALIA — 1.2%
67,199	ABB Grain Ltd.	$500,759
145,877	Adelaide Brighton Ltd.	303,791
64,944	AED Oil Ltd.(b)	42,095
17,765	Aevum Ltd.	14,858
12,798	AJ Lucas Group Ltd.	38,640
26,976	Alesco Corp. Ltd.	99,721
985,286	Alumina Ltd.	1,409,117
23,073	Amalgamated Holdings Ltd.	89,732
33,000	Andean Resources Ltd.(b)	53,543
34,575	Ansell Ltd.	267,192
10,300	Anvil Mining Ltd.(b)	20,079
81,978	APA Group	193,346
221,868	Apex Minerals NL(b)	28,762
66,886	APN News & Media Ltd.	104,328
40,999	Aquila Resources Ltd.(b)	208,138
49,386	Aristocrat Leisure Ltd.	177,607
95,985	Arrow Energy Ltd.(b)	344,389
110,280	Asciano Group(b)	147,572
23,632	Atlas Iron Ltd.(b)	39,233
77,309	Ausdrill Ltd.	73,386
28,945	Austal Ltd.	68,267
237,688	Austar United Communications Ltd.(b)	204,754
570	Austbrokers Holdings Ltd.	2,121
103,629	Austereo Group Ltd.	125,672
69,351	Australian Agricultural Co. Ltd.	75,982
107,411	Australian Infrastructure Fund	132,953
63,310	Australian Pharmaceutical Industries Ltd.	30,975
213,201	Australian Worldwide Exploration Ltd.(b)	476,090
20,928	Automotive Holdings Group	29,580
22,100	AVJennings Ltd.	5,915
26,760	Avoca Resources Ltd.(b)	38,942
195,264	AWB Ltd.	215,568
48,779	Bank of Queensland Ltd.	458,959
406,407	Beach Petroleum Ltd.	288,914
149,607	Bendigo and Adelaide Bank Ltd.	1,026,016
42,185	Bendigo Mining Ltd.(b)	8,291
47,079	Billabong International Ltd.	362,246
29,390	Biota Holdings Ltd.(b)	47,194
896,648	BlueScope Steel Ltd.	2,527,205
5,000	Boom Logistics Ltd.	1,443
289,748	Boral Ltd.	1,209,232
17,534	Bradken Ltd.	77,429
23,880	Brickworks Ltd.	258,638
49,086	Brockman Resources Ltd.(b)	48,853
26,490	Cabcharge Australia Ltd.	113,876
53,971	Caltex Australia Ltd.	588,157
10,302	Campbell Brothers Ltd.	198,084
8,040	Cardno Ltd.	26,090
100,000	Cash Converters International Ltd.	39,727
17,013	Cellestis Ltd.	51,508

Shares		Value

AUSTRALIA (continued)
35,761	Centamin Egypt Ltd.(b)	$52,041
83,709	Centennial Coal Co. Ltd.	209,330
124,054	Challenger Financial Services Group Ltd.	279,095
48,415	Charter Hall Group	18,829
267,096	Citigold Corp. Ltd.(b)	37,976
51,145	Clough Ltd.	35,503
18,947	Coal of Africa Ltd.(b)	27,731
7,205	Cochlear Ltd.	335,282
54,002	Cockatoo Coal Ltd.(b)	18,517
6,058	Coffey International Ltd.	9,905
403,896	ConnectEast Group	131,742
57,099	Consolidated Media Holdings Ltd.	130,848
20,084	Corporate Express Australia Ltd.	64,166
38,303	Count Financial Ltd.	44,849
20,965	Crane Group Ltd.	192,700
368,623	CSR Ltd.	571,893
4,990	Cudeco Ltd.(b)	11,477
24,524	Customers Ltd.(b)	47,175
118,091	David Jones Ltd.	507,655
20,000	Deep Yellow Ltd.(b)	5,771
1,882	Devine Ltd.	740
8,637	Dominion Mining Ltd.	29,761
101,190	Downer EDI Ltd.	549,251
159,301	DUET Group	219,166
91,748	Eastern Star Gas Ltd.(b)	83,640
174,075	Emeco Holdings Ltd.	80,073
59,813	Energy Developments Ltd.	122,560
99,173	Energy World Corp. Ltd.(b)	53,084
280,334	Envestra Ltd.	121,918
21,786	Extract Resources Ltd.(b)	136,109
1,074,060	Fairfax Media Ltd.	1,324,979
9,540	Fantastic Holdings Ltd.	23,138
33,955	Felix Resources Ltd.	508,330
155,909	FKP Property Group	73,673
10,980	Fleetwood Corp. Ltd.	59,507
7,174	Flight Centre Ltd.	58,200
186,551	Futuris Corp. Ltd.	59,288
10,669	G.U.D. Holdings Ltd.	72,723
111,477	Geodynamics Ltd.(b)	84,843
112,463	Gindalbie Metals Ltd.(b)	82,301
542,383	Goodman Fielder Ltd.	628,267
24,359	GrainCorp Ltd.(b)	152,795
29,996	GRD Ltd.	13,547
63,776	Great Southern Ltd.(b)(c)	6,401
186,665	Gunns Ltd.	149,873
65,978	GWA International Ltd.	157,265
123,748	Harvey Norman Holdings Ltd.	339,469
34,163	Hastie Group Ltd.	43,573
41,558	Healthscope Ltd.	151,193
51,750	Hills Industries Ltd.	74,660
38,283	iiNET Ltd.	56,032
219,708	Iluka Resources Ltd.(b)	578,822
188,795	Incitec Pivot Ltd.	435,801

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

AUSTRALIA (continued)
30,708	Independence Group NL	$136,118
85,840	Indophil Resources NL(b)	35,537
34,686	Infigen Energy	37,422
16,339	Invocare Ltd.	77,755
54,497	IOOF Holdings Ltd.	216,498
19,221	Iress Market Technology Ltd.	115,904
179,747	iSOFT Group Ltd.(b)	115,004
230,309	Jabiru Metals Ltd.(b)	62,601
21,040	JB Hi-Fi Ltd.	297,386
51,604	Kagara Ltd.(b)	46,612
31,596	Karoon Gas Australia Ltd.(b)	298,342
6,466	Kimberly Metals Ltd.(c)(d)	0
21,333	Kingsgate Consolidated Ltd.(b)	124,001
129,538	Lend Lease Corp. Ltd.	839,629
39,396	Lend Lease Primelife Ltd.(b)	4,119
46,543	Linc Energy Ltd.(b)(d)	60,336
59,113	Lynas Corp. Ltd.(b)	22,000
91,968	Macmahon Holdings Ltd.	34,613
110,649	Macquarie Airports	230,428
28,838	Macquarie Media Group Ltd.	37,505
146,883	Marion Energy Ltd.(b)	29,483
7,488	McMillan Shakespeare Ltd.	18,788
36,018	Medusa Mining Ltd.(b)	81,033
10,469	Melbourne IT Ltd.	15,760
57,713	Mermaid Marine Australia Ltd.	97,019
100,000	Metals X Ltd.(b)	8,782
130,282	Metcash Ltd.	466,355
41,895	Minara Resources Ltd.(b)	38,893
19,000	Mincor Resources NL	34,959
70,902	Mineral Deposits Ltd.(b)	41,509
14,861	Mineral Resources Ltd.	51,829
3,562	Mirabela Nickel Ltd.(b)(e)	8,312
530	Mirabela Nickel Ltd.(b)(d)(e)	1,237
5,500	Mitchell Communications Group Ltd.	3,772
44,552	Molopo Australia Ltd.(b)	39,124
13,431	Monadelphous Group Ltd.	130,752
462,225	Mosaic Oil NL(b)	52,189
125,953	Mount Gibson Iron Ltd.(b)	125,882
20,000	Murchison Metals Ltd.(b)	31,949
42,798	Navitas Ltd.	98,434
128,661	New Hope Corp. Ltd.	574,615
14,479	Novogen Ltd.(b)	9,324
37,601	Nufarm Ltd.	340,892
13,754	Oakton Ltd.	30,828
303,524	OneSteel Ltd.	759,019
229,364	Pacific Brands Ltd.	228,276
131,373	Paladin Energy Ltd.(b)	501,025
193,687	Pan Pacific Petroleum NL(b)	80,185
242,410	PanAust Ltd.(b)	83,123
24,808	Panoramic Resources Ltd.	57,265
138,189	PaperlinX Ltd.	58,365
37,523	Peet Ltd.	53,350
20,327	Perilya Ltd.(b)	7,225
6,898	Perpetual Ltd.	193,324
31,729	Pharmaxis Ltd.(b)	64,749

Shares		Value

AUSTRALIA (continued)
500	Photon Group Ltd.	$899
26,465	Platinum Asset Mangement Ltd.	101,153
34,118	Platinum Australia Ltd.(b)	27,251
78,985	PMP Ltd.	27,745
22,504	Premier Investments Ltd.	114,057
41,620	Primary Health Care Ltd.	193,886
40,487	Prime Media Group Ltd.	20,317
11,247	Programmed Maintenance Services Ltd.	28,219
22,448	Ramsay Health Care Ltd.	197,131
1,399	REA Group Ltd.(b)	6,353
20,205	Redflex Holdings Ltd.	37,177
8,531	Reece Australia Ltd.	142,912
6,994	Reject Shop Ltd. (The)	78,382
18,010	Resolute Mining Ltd.(b)	9,339
12,309	Reverse Corp. Ltd.	7,206
87,007	Ridley Corp. Ltd.	60,398
44,464	Riversdale Mining Ltd.(b)	245,438
246,702	Roc Oil Co. Ltd.(b)	152,684
37,575	SAI Global Ltd.	89,564
29,246	Salmat Ltd.	91,725
21,571	Seek Ltd.	76,854
7,510	Select Harvests Ltd.	19,785
9,440	Servcorp Ltd.	26,133
12,014	Service Stream Ltd.	4,019
57,973	Seven Network Ltd.	309,339
417,509	Sigma Pharmaceuticals Ltd.	452,193
21,714	Silex Systems Ltd.(b)	125,852
46,688	Sims Group Ltd.	1,087,474
37,240	Sino Gold Mining Ltd.(b)	164,761
11,759	Skilled Group Ltd.	15,539
7,500	SMS Management & Technology Ltd.	27,474
274,963	SP AusNet	179,373
128,274	Spark Infrastructure Group	114,792
28,294	Specialty Fashion Group Ltd.	16,801
60,160	Spotless Group Ltd.	127,297
361,189	St. Barbara Ltd.(b)	58,906
54,347	Straits Resources Ltd.(b)	105,451
29,180	STW Communications Group Ltd.	15,375
218,698	Sundance Resources Ltd.(b)	32,923
47,414	Sunland Group Ltd.	34,103
26,971	Super Cheap Auto Group Ltd.	99,252
6,000	Talent2 International Ltd.	4,667
27,977	Tap Oil Ltd.(b)	25,504
56,881	Tassal Group Ltd.	85,630
182,164	Tatts Group Ltd.	373,265
50,836	Technology One Ltd.	36,564
63,187	Ten Network Holdings Ltd.	67,379
163,262	Thakral Holdings Group	28,674
65,834	Timbercorp Ltd.(c)(d)	2,423
74,926	Tower Australia Group Ltd.	155,408
100,376	Transfield Services Infrastructure Fund	76,814
100,698	Transfield Services Ltd.	235,813

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

AUSTRALIA (continued)
20,446	Transpacific Industries Group Ltd.	$20,691
11,795	Troy Resources NL	14,797
27,744	United Group Ltd.	278,677
25,693	UXC Ltd.	15,042
21,214	Village Roadshow Ltd.	18,807
25,284	Village Roadshow Ltd., Preferred Shares	13,957
50,239	Virgin Blue Holdings(d)	12,605
46,000	Virgin Blue Holdings Ltd.(b)	11,542
44,144	Washington H. Soul Pattinson & Co. Ltd.	406,119
6,772	Watpac Ltd.	8,382
22,954	West Australian Newspapers Holdings Ltd.	115,762
19,960	Western Areas NL(b)	101,497
13,358	White Energy Co. Ltd.(b)	24,578
6,000	Whitehaven Coal Ltd.	15,656
1,031	Whitehaven Coal Ltd.(c)	2,630
71,313	WHK Group Ltd.	56,661
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	1,763
13,791	Wotif.com Holdings Ltd.	52,250

		36,356,961

AUSTRIA — 0.2%
959	Agrana Beteiligungs AG	72,566
9,244	Andritz AG	405,144
6,651	A-TEC Industries AG(b)	86,454
9,199	Austrian Airlines AG(b)	56,116
5,738	BWIN Interactive Entertainment AG(b)	234,718
2,439	BWT AG	50,128
2,439	Christ Water Technology AG(b)	8,517
1,891	Constantia Packaging AG	70,885
4,924	EVN AG	82,253
3,121	Flughafen Wien AG	120,995
1,518	Frauenthal Holding AG(b)	13,025
7,181	Intercell AG(b)	263,347
197	Lenzing AG	49,743
1,270	Mayr Melnhof Karton AG	119,070
849	Oberbank AG	52,275
7,603	Oesterreichische Post AG	233,310
1,756	Palfinger AG	29,733
19,005	Raiffeisen International Bank-Holding AG	848,116
5,405	RHI AG(b)	114,400
779	Rosenbauer International AG	30,156
526	S&T System Integration & Technology Distribution AG(b)	6,290
2,106	Schoeller-Bleckmann Oilfield Equipment AG	75,042
26,886	Strabag SE	654,513
38,356	Telekom Austria AG	585,500
10,994	Uniqa Versicherungen AG	209,974
10,160	Vienna Insurance Group	469,184

Shares		Value

AUSTRIA (continued)
59,284	Voestalpine AG	$1,645,158
4,708	Warimpex Finanz- Und Beteiligungs AG(b)	14,092
25,061	Wienerberger AG(b)	417,558
9,958	Zumtobel AG(b)	107,158

		7,125,420

BELGIUM — 0.2%
7,864	Ackermans & Van Haaren NV	551,458
35,904	Agfa Gevaert NV(b)	111,047
70	Banque Nationale de Belgique	251,254
4,431	Barco NV(b)	196,853
4,312	Bekaert SA	537,394
1,909	Cofinimmo	237,261
2,461	Compagnie d’Entreprises CFE	109,439
765	Compagnie Immobiliere de Belgique SA(b)	21,796
4,983	Compagnie Maritime Belge SA	161,789
3,050	Deceuninck NV(b)	8,868
6,992	Delhaize Group	499,977
1,030	D’ieteren SA	222,410
4,178	Elia System Operator SA NV	157,149
6,723	Euronav NV	133,002
1,908	EVS Broadcast Equipment SA	110,682
3,075	Exmar NV	45,099
993	Intervest Offices	27,471
3,840	Ion Beam Applications	35,685
829	Kinepolis Group NV	26,928
5,034	Melexis NV	36,807
5,279	Mobistar SA	336,441
5,622	Nyrstar(b)	49,120
4,938	Omega Pharma SA	155,542
29,422	Option NV(b)	80,096
1,694	Recticel SA	8,764
740	Roularta Media Group NV(b)	14,766
1,670	Sipef NV	76,406
10,299	Solvay SA	1,009,481
10,644	Telenet Group Holding NV(b)	244,402
9,497	Tessenderlo Chemie NV	333,392
27,297	UCB SA	902,625
20,514	Umicore	535,649
1,150	Van De Velde	45,731
445	VPK Packaging Group(b)	11,772
1,797	Warehouses De Pauw SCA	76,479
460	Wereldhave Belgium NV	33,444

		7,396,479

BERMUDA — 0.4%
125,400	Allied World Assurance Co. Holdings Ltd.	5,449,884
400	American Safety Insurance Holdings Ltd.(b)	6,572
126,600	Argo Group International Holdings Ltd.(b)	4,253,760
1,000	Aspen Insurance Holdings Ltd.	24,870
1,000	Assured Guaranty Ltd.	13,970

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

BERMUDA (continued)
167,171	Catlin Group Ltd.	$865,679
1,000,000	China Windpower Group Ltd.(b)	121,290
1,200	Endurance Specialty Holdings Ltd.	40,044
200	Enstar Group Ltd.(b)	11,970
8,700	Frontline Ltd.	201,197
600	Global Crossing Ltd.(b)	6,522
11,158	Helen of Troy Ltd.(b)	242,686
139,415	Hiscox Ltd.	704,481
2,400	IPC Holdings Ltd.	69,456
2,900	Max Capital Group Ltd.	57,913
3,600	MF Global Ltd.(b)	22,968
2,600	Montpelier Re Holdings Ltd.	40,768
1,300	Orient-Express Hotels Ltd. - Class A	11,505
1,000	Platinum Underwriters Holdings Ltd.	33,750
68,400	Seadrill Ltd.	1,089,142
3,200	Signet Jewelers Ltd.	70,656
100	Textainer Group Holdings Ltd.	1,202
1,500	Validus Holdings Ltd.	34,050
400	VistaPrint Ltd.(b)	16,500

		13,390,835

BRAZIL — 0.7%
158,000	Acos Villares SA	62,666
15,000	Acucar Guarani SA(b)	42,932
7,300	AES Tiete SA	69,254
17,400	AES Tiete SA Preference Shares	189,318
57,100	All America Latina Logistica SA	360,519
7,700	American Banknote SA	64,794
11,000	Anhanguera Educacional Participacoes SA(b)	109,071
7,500	B2W Companhia Global Do Varejo	173,858
24,400	Banco ABC Brasil SA	103,184
7,200	Banco Daycoval SA	30,293
14,800	Banco Panamericano SA	40,297
13,700	Banco Pine SA, Preference Shares	65,131
16,200	Banco Sofisa SA	45,585
11,900	Bematech SA	42,096
29,200	BR Malls Participacoes SA(b)	303,621
51,500	Braskem SA - Class A, Preference Shares(b)	232,416
31,305	BRF - Brasil Foods SA(b)	687,930
78,500	Brookfield Incorporacoes SA	252,445
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	104,911
31,741	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class A, Preference Shares	740,723
4,800	Cia de Concessoes Rodoviarias	78,853
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	51,175

Shares		Value

BRAZIL (continued)
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	$233,933
9,100	Cia de Saneamento de Minas Gerais	124,325
4,000	Cia de Saneamento do Parana, Preference Shares	4,395
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	37,819
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	112,137
25,300	Cia Energetica de Sao Paulo - Class B, Preference Shares	260,763
4,050	Cia Energetica do Ceara - Class A, Preference Shares	55,570
9,700	Cia Hering	79,804
27,800	Cia Paranaense de Energia - Class B, Preference Shares	430,615
18,300	Cia Providencia Industria e Comercio SA	51,690
44	Comgas Cia Gas - Class B(d)	813
69,464	Confab Industrial SA, Preference Shares	218,547
2,100	Contax Participacoes SA, Preference Shares	72,035
36,100	Cosan SA Industria e Comercio(b)	331,638
9,700	Cremer SA	60,308
36,200	Cyrela Brazil Realty SA	372,332
6,900	Diagnosticos da America SA(b)	147,190
25,400	Duratex SA, Preference Shares	369,888
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	124,282
13,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B, Preference Shares	256,487
198,400	Empresa Brasileira de Aeronautica SA	964,485
21,000	Eternit SA	84,191
69,100	Even Construtora e Incorporadora SA	210,365
28,300	Ez Tec Empreendimentos e Participacoes SA	90,857
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	71,006
18,200	Fertilizantes Fosfatados SA, Preference Shares	170,709
33,500	Gafisa SA	428,233
12,700	Global Village Telecom Holding SA(b)	245,798
26,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares(b)	194,587
13,600	Grendene SA	151,253
33,900	IdeiasNet SA(b)	61,777
7,500	Iguatemi Empresa de Shopping Centers SA	90,004

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

BRAZIL (continued)
24,400	Industrias Romi SA	$141,241
120,200	JBS SA	477,386
193,000	Klabin SA, Preference Shares	343,433
3,700	Kroton Educacional SA	33,515
3,759	Kroton Educacional SA-Receipt(b)	33,827
16,800	Light SA	218,807
13,300	Localiza Rent A CAR	106,928
26,200	Log-In Logistica Intermodal SA	115,149
29,900	Lojas Americanas SA	144,232
47,100	Lojas Americanas SA, Preference Shares	262,543
16,700	Lojas Renner SA	244,537
4,100	Lupatech SA(b)	46,917
3,700	M Dias Branco SA	62,468
15,033	Magnesita Refratarios SA(b)	80,815
41,800	Marcopolo SA, Preference Shares	120,309
13,800	Marisa SA	53,551
17,100	Medial Saude SA(b)	77,446
20,000	MPX Energia SA	174,193
13,900	Multiplan Empreendimentos Imobiliarios SA	178,281
17,900	Natura Cosmeticos SA	255,008
38,419	NET Servicos de Comunicacao SA, Preference Shares(b)	392,272
12,100	Obrascon Huarte Lain Brasil SA	130,355
3,200	Odontoprev SA	52,277
12,700	Parana Banco SA	53,775
81,129	Paranapanema SA(b)	177,412
10,000	Paranapanema SA, Preference Shares(b)	21,975
19,500	PDG Realty SA Empreen-dimentos e Participacoes	276,966
20,000	Plascar Participacoes Industriais SA(b)	25,084
32,500	Porto Seguro SA	290,902
10,900	Positivo Informatica SA	79,804
33,900	Randon Participacoes SA, Preference Shares	214,765
14,700	Rodobens Negocios Imobiliarios SA	141,820
60,200	Rossi Residencial SA	349,762
147,000	Sadia SA, Preference Shares(b)	425,459
8,200	Sao Carlos Empreendimentos e Participacoes SA	67,683
23,000	Sao Martinho SA(b)	195,391
9,200	Saraiva SA Livreiros Editores, Preference Shares	136,243
13,500	Satipel Industrial SA	72,719
10,100	SLC Agricola SA	96,629
16,000	Sul America SA	282,910
51,626	Suzano Papel e Celulose SA(b)	480,634
11,000	Tam SA, Preference Shares(b)	135,602
6,239	Telemig Celular Participacoes SA, Preference Shares	193,950
2,400	Terna Participacoes SA	49,717

Shares		Value

BRAZIL (continued)
25,700	Tim Participacoes SA(b)	$76,036
88,200	Tim Participacoes SA, Preference Shares	195,711
2,300	Totvs SA	92,210
7,700	Tractebel Energia SA	79,899
30,144	Ultrapar Participacoes SA, Preference Shares	1,015,436
262,572	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	130,881
13,800	Universo Online SA, Preference Shares	58,432
18,700	Vivo Participacoes SA, Preference Shares	425,267
24,398	Votorantim Celulose e Papel SA, Preference Shares(b)	363,273
58,200	Weg SA	468,220

		20,378,965

CANADA — 2.2%
3,600	Aastra Technologies Ltd.(b)	76,862
3,600	Absolute Software Corp.(b)	19,349
16,400	Aecon Group, Inc	153,610
35,957	AGF Management Ltd. - Class B	511,025
1,200	Akita Drilling Ltd. - Class A	8,020
21,300	Alamos Gold, Inc.(b)	191,596
31,100	Alimentation Couche-Tard, Inc.- Class B	491,364
12,600	Allen-Vanguard Corp.(b)	1,521
9,100	Altius Minerals Corp.(b)	53,303
3,200	Amerigo Resources Ltd.	1,485
6,500	Anderson Energy Ltd.(b)	4,767
35,500	Antrim Energy, Inc.(b)	23,068
16,600	Aquiline Resources, Inc.(b)	31,127
20,400	Astral Media, Inc.	555,804
14,336	Atrium Innovations, Inc.(b)	170,342
21,420	ATS Automation Tooling Systems, Inc.(b)	92,460
8,300	Augusta Resource Corp.(b)	15,487
25,500	Aura Minerals, Inc.(b)	78,116
22,800	Aurizon Mines Ltd.(b)	84,660
2,608	Baffinland Iron Mines Corp.(b)	1,210
39,244	Ballard Power Systems, Inc.(b)	72,860
41,500	Bankers Petroleum Ltd.(b)	115,957
6,400	Bioms Medical Corp.(b)	2,109
200	BioteQ Environmental Technologies, Inc.(b)	84
55,950	Biovail Corp.	745,307
29,800	Birchcliff Energy Ltd.(b)	172,894
5,600	Boardwalk Real Estate Investment Trust	171,808
203,200	Bombardier, Inc. - Class B	720,561
11,500	Boralex, Inc. - Class A(b)	98,747
2,200	Breaker Energy Ltd.(b)	8,475
68,500	Breakwater Resources Ltd.(b)	18,440
35,126	CAE, Inc.	233,141
5,400	Calfrac Well Services Ltd.	56,143

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

CANADA (continued)
9,100	Calloway Real Estate Investment Trust	$119,278
2,600	Calvalley Petroleum, Inc. - Class A(b)	4,827
20,000	Canaccord Capital, Inc.	156,695
4,100	Canada Bread Co. Ltd.	162,516
4,100	Canadian Apartment Properties REIT	50,315
59,200	Canadian Hydro Developers, Inc.(b)	276,422
3,700	Canadian Real Estate Investment Trust	82,054
30,200	Canadian Tire Corp. Ltd. - Class A	1,516,097
14,900	Canadian Utilities Ltd. - Class A	506,233
22,300	Canadian Western Bank	376,549
6,800	Canam Group, Inc.	44,755
28,000	Canfor Corp.(b)	143,217
15,000	Cangene Corp.(b)	53,469
25,000	Capstone Mining Corp.(b)	70,086
11,900	Cardiome Pharma Corp.(b)	49,599
27,700	Cascades, Inc.	136,282
63,827	Catalyst Paper Corp.(b)	10,665
7,900	CCL Industries - Class B	169,257
81,700	Celestica, Inc.(b)	652,235
4,600	Celtic Exploration Ltd.(b)	64,137
97,700	CGI Group, Inc. - Class A(b)	993,098
44,600	Chariot Resources Ltd.(b)	10,350
9,800	Chartwell Seniors Housing Real Estate Investment Trust	54,674
2,900	Churchill Corp. (The) - Class A(b)	27,863
100	CIC Energy Corp.(b)	135
7,600	Cogeco Cable, Inc.	202,126
10,000	COM DEV International Ltd.(b)	28,684
1,600	Comaplex Minerals Corp.(b)	6,238
3,800	Cominar Real Estate Investment Trust	60,179
7,200	Compton Petroleum Corp.(b)	7,887
100,200	Connacher Oil & Gas Ltd.(b)	83,713
34,500	Consolidated Thompson Iron Mines Ltd.(b)	139,954
1,300	Constellation Software, Inc.	39,824
3,100	Corby Distilleries Ltd. - Class A	42,820
22,700	Corridor Resources, Inc.(b)	66,588
21,600	Corus Entertainment, Inc. - Class B	295,753
5,000	Cott Corp.(b)	27,756
13,000	Crew Energy, Inc.(b)	63,718
34,300	Crystallex International Corp.(b)	8,915
2,800	Dalsa Corp.	17,675
45,200	Delphi Energy Corp.(b)	43,217
80,004	Denison Mines Corp.(b)	137,394
16,400	Descartes Systems Group, Inc. (The)(b)	67,442
7,250	Detour Gold Corp.(b)	66,561

Shares		Value

CANADA (continued)
7,900	Dorel Industries, Inc. - Class B	$183,337
6,200	Dundee Precious Metals, Inc.(b)	11,799
1,700	Dundee Real Estate Investment Trust	26,039
23,000	DundeeWealth, Inc.	201,550
162,850	Eastern Platinum Ltd.(b)	90,703
58,400	Eldorado Gold Corp.(b)	587,117
4,700	Emera, Inc.	90,531
11,450	Empire Co. Ltd. - Class A	439,187
8,100	Endeavour Silver Corp.(b)	15,339
39,200	Ensign Energy Services, Inc.	594,595
192,600	Equinox Minerals Ltd.(b)	488,093
1,500	Equitable Group, Inc.	25,551
37,400	European Goldfields Ltd.(b)	112,834
6,500	Evertz Technologies Ltd.	94,792
3,809	Exfo Electro Optical Engineering, Inc.(b)	11,951
10,300	Extendicare Real Estate Investment Trust	59,376
11,200	Fairborne Energy Ltd.(b)	37,117
4,400	Fairfax Financial Holdings Ltd.	1,339,708
64,225	Finning International, Inc.	992,067
18,100	First Quantum Minerals Ltd.	1,205,547
6,800	FirstService Corp.(b)	104,470
150,000	FirstService Corp. Voting Shares(b)	2,302,500
12,800	Flint Energy Services Ltd.(b)	123,217
35,541	FNX Mining Co., Inc.(b)	286,374
25,200	Fortis, Inc.	595,583
11,800	Forzani Group Ltd. (The) - Class A	158,064
36,100	Franco-Nevada Corp.	901,453
27,915	Fronteer Development Group, Inc.(b)	105,985
20,700	Galleon Energy, Inc. - Class A(b)	82,819
45,800	Gammon Gold, Inc.(b)	320,568
15,500	Garda World Security Corp. - Class A(b)	71,223
10,000	Gennum Corp.	36,853
24,800	Gildan Activewear, Inc.(b)	413,468
1,800	Gluskin Sheff & Associates, Inc.	29,241
45,000	Great Basin Gold Ltd.(b)	65,584
20,200	Great Canadian Gaming Corp.(b)	111,946
3,800	Greystar Resources Ltd.(b)	15,027
81,800	Groupe Aeroplan, Inc.	744,913
7,400	Guyana Goldfields, Inc.(b)	26,310
7,700	Hanfeng Evergreen, Inc.(b)	43,316
12,300	Harry Winston Diamond Corp.	71,819
3,500	Heroux-Devtek, Inc.(b)	14,393
39,000	High River Gold Mines Ltd.(b)	10,861
22,916	Highpine Oil & Gas Ltd.(b)	91,685
8,400	Home Capital Group, Inc.	265,899
50,100	HudBay Minerals, Inc.(b)	371,128
68,400	IAMGOLD Corp.	725,113

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

Shares		Value

CANADA (continued)
3,900	IESI-BFC Ltd.	$52,459
3,000	Imax Corp.(b)	27,152
5,600	Imperial Metals Corp.(b)	21,106
2,800	Indigo Books & Music, Inc.	31,243
32,200	Industrial Alliance Insurance and Financial Services, Inc.	884,771
17,100	Inmet Mining Corp.	716,859
16,200	Intact Financial Corp.	531,303
7,300	Intermap Technologies Corp.(b)	12,672
6,300	International Forest Products Ltd. - Class A(b)	16,609
8,200	Iteration Energy Ltd.(b)	8,449
25,600	Ivanhoe Energy, Inc.(b)	34,220
36,750	Ivanhoe Mines Ltd.(b)	296,797
25,700	Jean Coutu Group PJC, Inc. (The) Class A	238,809
10,400	Jinshan Gold Mines, Inc.(b)	13,033
5,300	KAB Distribution, Inc.(b)	3,149
13,600	Kingsway Financial Services, Inc.	44,187
6,900	Kirkland Lake Gold, Inc.(b)	56,494
53,075	Lake Shore Gold Corp.(b)	159,631
4,100	Laramide Resources(b)	4,948
10,750	Laurentian Bank of Canada	356,753
2,400	Le Chateau, Inc.	26,846
12,400	Leon’s Furniture Ltd.	114,072
17,400	Linamar Corp.	183,974
6,700	MacDonald Dettwiler & Associates Ltd.(b)	193,739
50,968	Magna International, Inc. - Class A	2,578,562
9,200	Major Drilling Group International	211,884
4,700	Manitoba Telecom Services, Inc.	150,958
22,300	Maple Leaf Foods, Inc.	189,413
1,900	Marsulex, Inc.	17,461
17,800	Martinrea International, Inc.(b)	99,141
4,300	Maxim Power Corp.(b)	10,418
39,100	MDS, Inc.(b)	250,806
70,000	Mega Uranium Ltd.(b)	87,723
30,100	Methanex Corp.	501,550
20,325	Metro, Inc. - Class A	636,778
15,000	Migao Corp.(b)	107,078
2,700	Miranda Technologies, Inc.(b)	11,955
5,300	Morguard Real Estate Investment Trust	48,855
1,900	Mosaid Technologies, Inc.	28,643
19,800	Neo Material Technologies, Inc.(b)	49,626
6,400	Niko Resources Ltd.	450,926
45,100	Norbord, Inc.	43,959
8,400	North American Palladium Ltd.(b)	26,434
2,300	Northern Property Real Estate Investment Trust	41,314

Shares		Value

CANADA (continued)
73,200	Northgate Minerals Corp.(b)	$173,275
13,400	Novagold Resources, Inc.(b)	55,230
20,349	NuVista Energy Ltd.(b)	186,253
25,600	Onex Corp.	502,613
11,100	Open Text Corp.(b)(e)	420,713
1,052	Open Text Corp.(b)(e)	39,639
29,800	Osisko Mining Corp.(b)	188,938
700	Paladin Labs, Inc.(b)	12,606
18,800	PAN American Silver Corp.(b)	367,536
12,000	Paramount Resources Ltd. - Class A(b)	80,093
1,700	Parkbridge Lifestyles Communities, Inc.(b)	6,186
11,600	Pason Systems, Inc.	101,113
15,900	Petaquilla Minerals Ltd.(b)	10,184
5,100	Petro Andina Resources, Inc. - Class A(b)	41,898
16,900	Petrobank Energy & Resources Ltd.(b)	514,256
4,100	Petrolifera Petroleum Ltd.(b)	5,100
1,200	Petrominerales Ltd.(b)	15,094
13,500	Points International Ltd.(b)	6,517
12,300	Polymet Mining Corp.(b)	20,210
489	Precision Drilling Trust	2,758
21,500	Progress Energy Resources Corp.	188,605
17,300	QLT, Inc.(b)	59,902
21,200	Quadra Mining Ltd.(b)	207,818
16,800	Quebecor, Inc. - Class B	296,154
8,500	Queenston Mining, Inc.(b)	41,898
56,500	Quest Capital Corp.	55,071
52,100	Questerre Energy Corp.(b)	69,160
30,400	Red Back Mining, Inc.(b)	282,482
16,300	Reitmans (Canada) Ltd. - Class A	215,618
1,600	Resverlogix Corp.(b)	4,203
2,400	Richelieu Hardware Ltd.	43,756
15,667	Riocan Real Estate Investment Trust	225,715
14,200	Ritchie Bros. Auctioneers, Inc.(e)	340,088
252,000	Ritchie Bros. Auctioneers, Inc.(e)	6,048,000
44,300	RONA, Inc.(b)	564,622
23,700	Rubicon Minerals Corp.(b)	67,541
15,300	Russel Metals, Inc.	237,187
5,700	Samuel Manu-Tech, Inc.	18,519
39,000	Sandvine Corp.(b)	42,720
20,600	Saputo, Inc.	450,150
10,200	Savanna Energy Services Corp.	53,592
21,900	SEMAFO, Inc.(b)	46,351
13,425	ShawCor Ltd. - Class A	254,854
149,700	Sherritt International Corp.	851,855
93,264	Shore Gold, Inc.(b)	47,617
13,600	Sierra Wireless, Inc.(b)	97,968
11,500	Silver Standard Resources, Inc.(b)	227,171

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

CANADA (continued)
42,900	Silver Wheaton Corp.(b)	$395,449
26,400	Silvercorp Metals, Inc.	96,802
66,900	Sino-Forest Corp.(b)	912,908
22,700	SNC-Lavalin Group, Inc.	957,941
11,000	Stantec, Inc.(b)	276,519
36,400	Starfield Resources, Inc.(b)	5,406
1,200	Stella-Jones, Inc.	26,679
5,200	Storm Exploration, Inc.(b)	57,201
9,200	SunOpta, Inc.(b)	20,497
20,400	Superior Plus Corp.	208,687
2,100	SXC Health Solutions Corp.(b)	62,907
7,200	Tanzanian Royalty Exploration Corp.(b)	22,457
59,200	Taseko Mines Ltd.(b)	121,450
191,100	Teck Resources Ltd. - Class B(b)	5,029,181
7,400	Theratechnologies, Inc.(b)	15,456
40,000	Thompson Creek Metals Co., Inc.(b)	583,709
27,352	Tim Hortons, Inc.	739,120
7,300	Timminco Ltd.(b)	7,115
9,300	TMX Group, Inc.	299,137
14,650	Toromont Industries Ltd.	293,068
19,200	Torstar Corp. - Class B	94,463
43,100	TransAlta Corp.	858,599
1,400	Transat A.T., Inc. - Class A	14,023
21,100	Transcontinental, Inc. - Class A	164,726
19,100	Transglobe Energy Corp.(b)	60,283
1,200	Transition Therapeutics, Inc.(b)	5,759
49,400	Trican Well Service Ltd.	440,232
17,200	Trinidad Drilling Ltd.	79,354
45,000	TriStar Oil & Gas Ltd.(b)	478,719
5,700	TVA Group, Inc. - Class B	54,764
58,500	Uex Corp.(b)	67,338
4,400	Uni-Select, Inc.	104,767
152,985	Uranium One, Inc.(b)	409,001
8,800	Ur-Energy, Inc.(b)	8,169
7,300	Vector Aerospace Corp.(b)	45,064
4,700	Vernenex Energy, Inc.(b)	26,570
13,560	Vero Energy, Inc.(b)	36,882
93,625	Viterra, Inc.(b)	788,284
2,100	Vitran Corp., Inc.(b)	21,443
1,400	Waste Services, Inc.(b)	6,692
23,800	West Energy Ltd.(b)	46,396
10,500	West Fraser Timber Co. Ltd.	258,784
5,300	Western Canadian Coal Corp.(b)	13,628
4,900	Western Financial Group, Inc.	8,779
6,300	Westjet Airlines Ltd.(b)	60,529
2,085	Westport Innovations, Inc.(b)	18,774
34,300	Wi-Lan, Inc.	70,367
7,100	Winpak Ltd.	51,145
4,300	Xtreme Coil Drilling Corp.(b)	17,683
97,900	Yamana Gold, Inc.	933,333
1,100	ZCL Composites, Inc.	4,084

		65,557,910

Shares		Value

CAYMAN ISLANDS — 0.0%
1,900	Fresh Del Monte Produce, Inc.(b)	$40,679
800	Greenlight Capital Re Ltd. - Class A(b)	14,664
600	Herbalife Ltd.	20,646

		75,989

CHILE — 0.1%
12,188	Banco de Credito e Inversiones	341,278
164,971	Banmedica SA	167,700
11,464	CAP SA	266,550
49,991	Cementos BIO BIO SA	101,636
23,013	Cia Cervecerias Unidas SA	156,308
12,790	Cia de Consumidores de Gas de Santiago SA	52,006
14,420	Cia General de Electricidad	96,480
62,345	Cia Sudamericana de Vapores SA(b)	46,092
49,225,119	CorpBanca SA	297,416
17,867	Cristalerias de Chile SA	188,230
18,148	Embotelladora Andina SA - Class B, Preference Shares	53,667
12,193	Empresa Nacional de Telecomu-nicaciones SA	168,455
792,236	Empresas Iansa SA(b)	52,201
37,174	Farmacias Ahumada SA	70,081
200,535	Industrias Forestales SA	48,183
1,454,475	Madeco SA	96,266
502,005	Masisa SA	66,247
186,725	Vina Concha y Toro SA	386,530
7,792,205	Vina San Pedro SA	59,048

		2,714,374

CHINA — 0.3%
150,000	AAC Acoustic Technologies Holdings, Inc.	144,773
180,000	Agile Property Holdings Ltd.	254,553
278,000	Air China Ltd. - H Shares(b)	179,354
4,000	Ajisen China Holdings Ltd.	2,730
182,000	Aluminum Corp. of China Ltd. - H Shares	211,823
86,000	Angang Steel Co. Ltd. - H Shares	195,080
22,000	Anhui Conch Cement Co. Ltd. - H Shares	159,251
48,000	Anhui Expressway Co. Ltd. - H Shares	29,667
192,000	AviChina Industry & Technology Co. - H Shares(b)	57,228
30,000	Baoye Group Co. Ltd. - H Shares	19,935
200,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	142,451
92,000	Beijing Capital Land Ltd. - H Shares	42,142
192,000	Beijing North Star Co. Ltd.	82,250

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

CHINA (continued)
344,000	Bosideng International Holdings Ltd.	$50,157
113,400	BYD Co. Ltd. - H Shares(b)	628,451
263,000	China Aoyuan Property Group Ltd.(b)	59,387
164,000	China Communications Services Corp. Ltd. - H Shares	104,324
202,500	China COSCO Holdings Co. Ltd. - H Shares	292,643
242,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	78,376
291,000	China Energy Ltd.(b)	59,650
25,000	China High Speed Transmission Equipment Group Co. Ltd.	62,645
85,000	China Molybdenum Co. Ltd. - H Shares	77,870
24,000	China National Building Material Co. Ltd. - H Shares	52,273
54,000	China Oilfield Services Ltd. - H Shares	58,877
174,000	China Railway Group Ltd. - H Shares(b)	156,711
202,000	China Rare Earth Holdings Ltd.	40,400
939,600	China Resources Microelectronics Ltd.(b)	22,187
54,000	China Shineway Pharmaceutical Group Ltd.	52,606
561,000	China Shipping Container Lines Co. Ltd. - H Shares(b)	219,331
58,000	China Shipping Development Co. Ltd. - H Shares	87,860
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	67,922
152,000	China Wireless Technologies Ltd.(b)	10,395
156,000	China Yurun Food Group Ltd.	246,780
106,000	Chongqing Iron & Steel Co. Ltd. - H Shares	53,615
335,000	Country Garden Holdings Co.	157,341
182,000	Dalian Port PDA Co. Ltd. - H Shares	79,610
152,000	Datang International Power Generation Co. Ltd. - H Shares	99,829
20,000	Delong Holdings Ltd.(b)	12,507
12,800	Dongfang Electric Corp. Ltd. - H Shares	62,678
310,000	Dongfeng Motor Group Co. Ltd. - H Shares	330,398
339,000	Fosun International	271,636
148,000	Golden Eagle Retail Group Ltd.	193,258
37,500	Great Wall Motor Co. Ltd. - H Shares	42,677
81,500	Greentown China Holdings Ltd.	125,982
188,000	Guangshen Railway Co. Ltd. - H Shares	90,967
118,000	Harbin Power Equipment Co. Ltd. - H Shares	139,772

Shares		Value

CHINA (continued)
89,000	Hidili Industry International Development Ltd.(b)	$102,780
124,000	Huadian Power International Co. - H Shares(b)	47,520
140,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	40,464
141,000	Intime Department Store Group Co. Ltd.	87,510
58,000	Jiangsu Expressway Co. Ltd. - H Shares	50,815
88,000	Jiangxi Copper Co. Ltd. - H Shares	203,023
148,500	KWG Property Holding Ltd.	113,242
88,000	Li Ning Co. Ltd.	291,250
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	53,360
214,000	Maanshan Iron & Steel - H Shares(b)	166,505
34,500	Parkson Retail Group Ltd.	57,603
94,000	PICC Property & Casualty Co. Ltd - H Shares(b)	73,380
160,000	Qingling Motors Co. - H Shares	34,064
2,806,000	Semiconductor Manufacturing International Corp.(b)	152,066
98,000	Shanghai Electric Group Co. Ltd. - H Shares	51,465
78,000	Shanghai Forte Land Co. - H Shares	26,771
172,000	Shenzhen Expressway Co. Ltd. - H Shares	87,220
435,600	Shui On Land Ltd.	308,571
125,000	Sichuan Xinhua Winshare Chainstore Co. Ltd. - H Shares	48,225
286,660	Sino-Ocean Land Holdings Ltd.	306,262
252,000	Sinopec Shanghai Petrochemical Co. Ltd.(b)	115,757
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	35,179
356,000	Sinotrans Ltd. - H Shares	90,033
901,000	Sinotrans Shipping Ltd.	439,453
254,500	Soho China Ltd.	161,894
65,500	Stella International Holdings Ltd.	108,349
6,800	Tencent Holdings Ltd.	91,777
62,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	17,520
102,000	Tingyi Cayman Islands Holding Corp.	188,995
147,000	Travelsky Technology Ltd. - H Shares	106,408
18,000	Tsingtao Brewery Co. Ltd. - H Shares	62,477
15,000	Weichai Power Co. Ltd. - H Shares	68,516
110,000	Weiqiao Textile Co. Ltd. - H Shares	69,406

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

CHINA (continued)
126,000	Xinao Gas Holdings Ltd.	$208,752
114,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	76,196
30,000	Yanzhou Coal Mining Co. Ltd. - H Shares	46,606
118,000	Zhejiang Expressway Co. Ltd. - H Shares	114,345
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	12,748
12,740	ZTE Corp. - H Shares	55,562

		9,982,421

CYPRUS — 0.0%
90,000	Prosafe Production Public Ltd.(b)	168,857
29,500	ProSafe SE	154,732

		323,589

DENMARK — 0.2%
1,482	ALK-Abello A/S	113,745
4,607	Alm Brand A/S(b)	88,618
1,600	Amagerbanken A/S(b)	16,537
2,400	Auriga Industries - Class B	46,395
8,700	Bang & Olufsen A/S	72,934
2,025	Bavarian Nordic A/S(b)	89,919
9,000	Capinordic A/S(b)	4,306
6,973	D/S Norden	248,573
8,084	D/S Torm A/S	82,005
2,200	Dalhoff Larsen & Horneman A/S - Class B(b)	10,148
23,636	Danisco A/S	1,155,855
950	DFDS A/S(b)	45,457
250	DiBa Bank A/S(b)	3,445
26,374	DSV A/S(b)	363,452
2,350	East Asiatic Co. Ltd. A/S	86,359
2,200	Fionia Bank A/S(b)(c)(d)	13,474
6,702	FLSmidth & Co. A/S(b)	291,185
5,773	Genmab A/S(b)	230,933
81,337	GN Store Nord A/S(b)	392,308
26,748	Greentech Energy Systems(b)	135,668
90	H+H International A/S - Class B(b)	5,168
1,541	Harboes Bryggeri A/S - Class B	35,393
1,200	IC Companys A/S	23,427
18,988	Jyske Bank A/S(b)	699,598
3,003	NeuroSearch A/S(b)	66,386
9,765	NKT Holding A/S(b)	372,400
1,300	Nordjyske Bank A/S(b)	30,356
250	Norresundby Bank A/S(b)	7,465
200	Parken Sport & Entertainment A/S(b)	21,054
661	PER Aarsleff A/S - Class B	76,415
980	Ringkjoebing Landbobank A/S(b)	96,974
1,261	Rockwool International AS - Class B	98,352
1,125	Royal UNIBREW A/S(b)	20,994

Shares		Value

DENMARK (continued)
350	Sanistal A/S - Class B(b)	$5,761
4,820	Schouw & Co.	83,490
930	SimCorp A/S	159,667
2,600	Sjaelso Gruppen(b)	11,197
1,193	Solar Holdings A/S - Class B	48,065
8,742	Spar Nord Bank A/S(b)	93,700
325	Sparbank(b)	6,531
100	Sparekassen Faaborg A/S(b)	15,886
26,798	Sydbank A/S(b)	677,041
968	Thrane & Thrane A/S	28,254
11,388	TK Development(b)	54,709
2,076	Topdanmark A/S(b)	283,703
500	Vestjysk Bank A/S(b)	8,948

		6,522,250

EGYPT — 0.5%
359,000	Orascom Construction Industries GDR	14,291,790

FINLAND — 0.5%
6,028	Ahlstrom Oyj	71,740
11,568	Alma Media	90,188
23,665	Amer Sports Oyj - Class A	227,675
2,068	Atria Plc	31,833
1,400	Bank of Aland Plc - Class B	44,697
13,964	Cargotec Corp. - Class B	261,722
16,468	Comptel Oyj	15,961
8,136	Cramo Oyj	91,610
10,700	Elektrobit Corp.(b)	8,998
33,625	Elisa Oyj	616,801
15,985	Finnair Oyj(b)	95,690
6,300	Finnlines Oyj(b)	60,611
9,150	Fiskars Oyj Abp	114,113
11,650	F-Secure Oyj	43,172
3,265	Glaston Oyj Abp	5,072
6,821	HKScan Oyj	85,553
26,718	Huhtamaki Oyj	301,601
18,644	Kemira Oyj	239,158
26,945	Kesko Oyj - Class B	710,484
15,192	Kone Oyj - Class B	516,858
12,000	Konecranes Oyj	327,190
5,400	Lassila & Tikanoja Oyj	115,449
1,850	Lemminkainen Oyj	60,910
52,127	Metso Oyj	1,098,842
36,207	M-real Oyj - Class B(b)	29,931
29,681	Neste Oil Oyj	419,657
25,231	Nokian Renkaat Oyj	532,951
1,850	Olvi Oyj - Class A	45,986
29,419	Oriola-KD Oyj - Class B	137,533
9,402	Orion Oyj - Class A	167,106
16,563	Orion Oyj - Class B	290,368
48,189	Outokumpu Oyj	944,398
4,348	Outotec Oyj	103,059
2,400	PKC Group Oyj	13,956
71,582	Pohjola Bank Plc	744,785
1,080	Ponsse Oyj(b)	6,896
7,300	Poyry Oyj	104,046

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

FINLAND (continued)
30,691	Raisio Plc - V Shares	$90,987
34,032	Ramirent Oyj(b)	274,057
6,800	Rapala VMC Oyj	39,737
34,374	Rautaruukki Oyj	743,714
8,933	Ruukki Group Oyj(b)	21,772
19,422	Sanoma Oyj	333,292
2,988	Stockman Oyj Abp - Class A	64,691
13,158	Stockman Oyj Abp - Class B	279,435
207,089	Stora Enso Oyj - Class R(b)	1,316,425
14,073	Tieto Oyj	241,099
185,091	UPM-Kymmene Oyj	1,938,996
17,900	Uponor Oyj	244,667
1,200	Vacon Plc	46,180
1,187	Vaisala Oyj - Class A	42,465
19,968	Wartsila Oyj	714,352
45,716	YIT Oyj	600,112

		15,768,581

FRANCE — 1.4%
4,110	Aeroports de Paris	331,736
778	Affine SA	15,668
70,059	Air France-KLM(b)	881,816
916,272	Alcatel-Lucent(b)	2,533,555
902	Ales Groupe	12,458
3,474	Alten Ltd.(b)	67,414
19,560	Altran Technologies SA(b)	57,681
62	ANF SA	2,371
3,839	April Group	148,721
26,764	Arkema SA	767,509
6,609	Assystem	59,439
3,383	Atari SA(b)	22,180
22,655	Atos Origin SA(b)	1,032,796
1,591	Audika	42,677
7,010	Beneteau SA	96,476
2,244	BioMerieux	218,384
878	Boiron SA	30,347
1,118	Bonduelle SCA	94,621
2,069	Bongrain SA(b)	124,592
11,907	Bourbon SA	500,134
10,949	Bull SA(b)	40,106
6,030	Bureau Veritas SA	285,768
17,208	Canal Plus	117,948
33,896	Cap Gemini	1,565,059
5,652	Carbone Lorraine	165,304
4,445	CBo Territoria	16,155
489	Cegedim SA(b)	37,107
3,162	Cegid Group	71,883
2,640	Ciments Francais SA	257,863
4,566	Club Mediterranee SA(b)	66,543
74,237	Compagnie Generale de Geophysique-Veritas(b)	1,504,611
42,743	Compagnie Generale Des Etablissements Michelin - Class B	3,086,274
1,082	Damartex SA	18,506
10,333	Dassault Systemes SA	516,937

Shares		Value

FRANCE (continued)
1,095	Delachaux SA	$70,902
40,814	Derichebourg SA	119,834
3,318	EDF Energies Nouvelles SA	166,040
845	Electricite de Strasbourg(b)	119,835
332	Entrepose Contracting	25,127
517	Eramet	145,349
463	Esso Ste Anonyme Francaise	54,324
19,688	Etablissements Maurel Et Prom	341,224
1,280	Etam Developpement SA(b)	25,341
12,585	Euler Hermes SA	744,399
88	Euro Disney SCA(b)(c)	15
2,797	Euro Disney SCA Non-Registered Shares(b)	13,236
13,937	Eutelsat Communications	389,440
1,226	Exel Industries SA - Class A	43,703
6,904	Faurecia(b)	84,872
2,688	Fimalac	141,754
839	Fleury Michon SA	34,679
2,642	Fonciere Des Regions	231,624
202	Gaumont SA	11,228
12,894	Gemalto NV(b)	481,497
8,466	GFI Informatique	32,700
3,045	GL Events	52,297
899	Groupe Crit	18,157
97,644	Groupe Eurotunnel SA	579,231
12,889	Groupe Steria SCA	311,106
251	Guerbet	38,304
1,184	Guyenne et Gascogne SA	118,972
6,586	Haulotte Group SA	51,816
70,170	Havas SA	203,226
3,308	ICADE	289,493
2,593	Iliad SA	276,814
8,512	Imerys SA	453,316
1,822	IMS International Metal Service(b)	29,319
8,908	Ingenico	186,512
4,543	Ipsen SA	209,211
5,433	IPSOS	141,824
16,879	JC Decaux SA(b)	346,308
837	Kaufman & Broad SA	17,513
12,671	Klepierre	362,281
1,361	Korian	32,977
49,549	Lagardere SCA	1,850,646
863	Laurent-Perrier	57,405
14,623	Legrand SA	357,754
669	LISI	32,420
10,685	M6-Metropole Television	213,590
629	Maisons France Confort	20,978
3,415	Manitou BF SA(b)	45,315
873	Manutan (Societe)	46,038
1,668	Meetic(b)	53,135
1,975	MR Bricolage	33,470
143,061	Natixis(b)	372,532
4,720	Neopost SA	401,961
12,933	Nexans SA	870,237
8,619	Nexity	297,042

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

FRANCE (continued)
463	Norbert Dentressangle	$24,747
8,757	NRJ Group(b)	59,661
6,698	Orpea(b)	318,284
22,865	PagesJaunes Groupe	246,701
66,220	Peugeot SA(b)	2,008,469
1,266	Pierre & Vacances	89,716
2,331	Plastic-Omnium SA	44,852
20,215	Publicis Groupe	718,579
485	Radiall	25,646
8,945	Rallye SA	262,635
6,947	Recylex SA(b)	71,588
5,788	Remy Cointreau SA	229,091
88,196	Rexel SA(b)	967,930
11,164	Rhodia SA(b)	121,711
1,356	Rodriguez Group(b)(c)	5,605
1,707	Rubis	138,680
78,924	Safran SA	1,220,515
3,435	Saft Groupe SA	134,000
73,550	SCOR SE	1,765,867
6,382	SEB SA	304,632
3,422	Sechilienne-Sidec	131,835
2,724	SeLoger.com(b)	87,356
6,704	Societe BIC SA	401,938
3,095	Societe Immobiliere de Location pour l’Industrie et le Commerce	310,113
23,410	Societe Television Francaise 1	362,690
16,292	SOITEC(b)	142,739
815	Somfy SA	152,171
811	Sopra Group SA	34,851
923	Sperian Protection	56,240
573	Spir Communication(b)	12,740
1,360	Stallergenes	96,823
857	Ste Industrielle d’Aviation Latecoere SA(b)	5,497
1,316	STEF-TFE	60,979
62	Sucriere de Pithiviers-Le-Vieil	52,579
1,305	Synergie SA	26,784
25,408	Technip SA	1,536,192
12,717	Teleperformance	402,385
3,877	Theolia SA(b)	20,390
83,571	Thomson(b)	111,013
2,088	Trigano SA	30,936
10,614	UBISOFT Entertainment(b)	181,310
886	Union Financiere de France BQE SA	30,914
31,023	Valeo SA(b)	822,434
6,230	Vallourec	819,585
7,341	Viel et Compagnie	31,808
897	Vilmorin & Cie	87,743
1,248	Virbac SA	113,894
494	VM Materiaux SA	29,924
9,045	Zodiac SA	349,238

		41,700,972

Shares		Value

GERMANY — 0.9%
9,283	Aareal Bank AG(b)	$132,045
2,064	Adlink Internet Media AG(b)	11,473
4,077	ADVA AG Optical Networking(b)	9,065
11,559	Aixtron AG	189,462
5,964	Alstria Office AG REIT	47,688
3,892	Augusta Technologie AG	45,210
11,854	Aurubis AG	410,728
6,102	Baader Bank AG	22,178
1,916	Balda AG(b)	3,059
2,313	Bauer AG	83,407
5,853	Bechtle AG	114,622
1,174	Bertrandt AG	23,242
8,988	Bilfinger Berger AG	472,709
1,034	Biotest AG	62,856
780	Boewe Systec AG(b)	5,837
8,211	Carl Zeiss Meditec AG	115,392
24,293	Celesio AG	647,135
2,684	CENTROTEC Sustainable AG(b)	32,134
1,017	Cewe Color Holding AG	36,238
8,271	Comdirect Bank AG	70,732
32,384	Conergy AG(b)	31,387
6,000	Constantin Medien AG(b)	15,735
1,569	CTS Eventim AG	63,958
4,009	Curanum AG	16,113
6,258	DAB Bank AG	26,669
7,237	Demag Cranes AG	179,478
97,388	Deutsche Lufthansa AG	1,315,885
21,284	Deutsche Postbank AG(b)	587,911
12,837	Deutsche Wohnen AG(b)	194,858
22,173	Deutz AG(b)	106,186
7,612	Douglas Holdings AG	302,913
1,775	Duerr AG	26,109
4,400	DVB Bank SE	156,782
2,087	Elexis AG	26,028
1,987	ElringKlinger AG	38,119
1,290	Escada AG(b)	4,615
48,689	Evotec AG(b)	91,603
632	Evotec AG ADR(b)	2,180
3,542	Fielmann AG	235,406
14,402	Fraport AG Frankfurt Airport Services Worldwide	660,561
29,242	Freenet AG(b)	360,518
1,320	Fuchs Petrolub AG	76,384
29,880	GEA Group AG	489,333
2,856	Generali Deutschland Holding AG	236,423
8,501	Gerresheimer AG	190,349
2,237	Gerry Weber International AG	57,550
286	Gesco AG	15,082
4,560	GFK AG	103,729
18,690	Gildemeister AG	200,856
3,263	GPC Biotech AG(b)	6,278
1,715	Grammer AG(b)	15,155
1,935	Grenkeleasing AG	68,949

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

GERMANY (continued)
3,184	Hamburger Hafen und Logistik AG	$146,128
24,834	Hannover Rueckversicherung AG(b)	1,010,548
1,410	Hawesko Holding AG	37,159
9,116	HeidelbergCement AG	397,585
32,016	Heidelberger Druckmaschinen AG(b)	236,375
11,819	Hochtief AG	709,534
3,635	IDS Scheer AG	77,351
3,883	Indus Holding AG	55,067
555,299	Infineon Technologies AG(b)	2,287,332
834	Interseroh SE	51,946
47,496	IVG Immobilien AG(b)	329,678
17,471	Jenoptik AG(b)	85,909
3,193	Kizoo AG(b)	25,895
23,845	Kloeckner & Co. SE(b)	613,789
9,805	Kontron AG	112,778
4,116	Krones AG	159,804
210	KSB AG	100,440
7,388	KUKA AG(b)	110,460
1,410	KWS Saat AG	239,150
35,935	Lanxess AG	1,045,870
15,203	Leoni AG	294,695
1,656	Loewe AG	20,062
211	Manz Automation AG(b)	15,031
4,500	Medigene AG(b)	29,504
13,952	Medion AG	159,483
13,558	MLP AG	184,545
2,700	Morphosys AG(b)	62,804
11,359	MTU Aero Engines Holding AG	412,843
120	Muehlbauer Holding AG & Co. KGaA	3,046
6,932	MVV Energie AG	308,458
1,551	Nemetschek AG(b)	27,721
5,755	Nordex AG(b)	92,935
1,199	Pfeiffer Vacuum Technology AG	89,121
11,398	Pfleiderer AG(b)	95,523
5,300	PNE Wind AG(b)	14,579
32,110	Praktiker Bau- und Heimwerk- ermaerkte AG	321,736
79,044	Premiere AG(b)	331,223
1,040	Puma AG	263,598
8,596	QSC AG(b)	23,278
932	Rational AG	114,240
1,266	REpower Systems AG(b)	203,900
14,967	Rheinmetall AG	728,714
27,228	Rhoen Klinikum AG	626,747
2,578	Roth & Rau AG(b)	87,047
16,499	Salzgitter AG	1,673,157
475	Sartorius AG	9,600
1,302	Schlott Gruppe AG	8,555
15,182	SGL Carbon AG(b)	499,640
21,208	Singulus Technologies(b)	62,269
3,685	Sixt AG	87,764

Shares		Value

GERMANY (continued)
5,314	Software AG	$397,635
3,365	Solar Millennium AG(b)	117,505
13,447	Solarworld AG	326,971
1,149	Solon SE(b)	16,639
24,382	Stada Arzneimittel AG	592,166
904	STINAG Stuttgart Invest AG	22,162
2,302	Stratec Biomedical Systems AG	61,585
15,178	Suedzucker AG	318,872
15,180	Symrise AG	244,270
4,152	Takkt AG	51,663
21,467	Tognum AG	299,236
48,870	TUI AG(b)	314,836
16,295	United Internet AG(b)	207,168
5,101	Versatel AG(b)	49,003
1,861	Vossloh AG	215,858
3,487	Wacker Chemie AG	465,391
12,899	Wacker Neuson SE	112,148
6,438	Wincor Nixdorf AG	345,570
12,563	Wirecard AG	138,055

		27,419,663

GREECE — 0.3%
68,418	Agriculture Bank of Greece(b)	161,876
137,716	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	194,323
22,971	Alpha Bank AE(b)	302,849
59,949	Anek Lines SA(b)	81,173
11,258	Aspis Bank SA(b)	18,453
1,098	Astir Palace Hotel SA(b)	5,869
8,200	Athens Medical Center SA	19,284
5,750	Athens Water Supply & Sewage Co. SA (The)	56,467
6,962	Attica Bank(b)	22,227
4,985	Bank of Greece	310,634
29,378	Coca-Cola Hellenic Bottling Co. SA	669,956
31,722	Diagnostic & Therapeutic Center of Athens Hygeia SA	99,469
58,161	EFG Eurobank Ergasias SA(b)	761,819
37,249	Ellaktor SA	308,457
3,862	Elval Aluminium Process Co.(b)	7,706
3,298	Euromedica SA(b)	28,204
39,058	Forthnet SA(b)	100,204
9,621	Fourlis Holdings SA	123,552
11,373	Frigoglass SA	100,987
19,954	GEK Terna Holding Real Estate Construction SA	165,807
38,182	Geniki Bank(b)	49,523
9,780	Halcor SA(b)	22,164
2,570	Hellenic Duty Free Shops SA	22,967
9,731	Hellenic Exchanges SA Holding Clearing Settlement and Registry	126,213
23,252	Hellenic Petroleum SA	241,266

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

GREECE (continued)
3,975	Hellenic Telecommunications Organization SA	$62,321
11,102	Heracles General Cement Co.	97,948
5,583	Iaso SA	36,047
48,615	Intracom Holdings SA(b)	119,873
6,280	J&P-Avax SA	31,059
10,171	Lambrakis Press SA(b)	30,443
373,808	Marfin Investment Group SA(b)	1,566,391
5,160	Metka SA	62,808
45,695	Michaniki SA	121,791
12,165	Motor Oil (Hellas) Corinth Refineries SA	142,177
57,878	Mytilineos Holdings SA	499,908
7,509	Nireus Aquaculture SA(b)	9,418
57,709	Piraeus Bank SA(b)	685,984
1,217	Piraeus Port Authority	25,811
28,257	Proton Bank SA(b)	62,023
19,038	Public Power Corp. SA(b)	415,161
2,180	S&B Industrial Minerals SA	15,846
5,750	Sarantis SA	35,896
16,774	Sidenor Steel Products Manufacturing Co. SA(b)	126,712
28,837	Technical Olympic SA(b)	20,551
3,630	Teletypos SA Mega Channel	22,713
5,335	Terna Energy SA	41,441
1,382	Thessaloniki Port Authority SA	32,186
15,748	Titan Cement Co. SA	456,991
45,182	TT Hellenic Postbank SA(b)	334,224
43,104	Viohalco	294,892

		9,352,064

HONG KONG — 0.8%
96,000	Alco Holdings Ltd.	35,551
30,000	Allied Group Ltd.	72,000
1,098,000	Allied Properties HK Ltd.(b)	145,927
92,000	AMVIG Holdings Ltd.	73,600
142,000	Asia Financial Holdings Ltd.	47,455
57,000	Asia Satellite Telecommunications Holdings Ltd.	81,638
3,778,776	Asia Standard International Group Ltd.	46,808
31,000	ASM Pacific Technology Ltd.	210,399
36,000	Associated International Hotels Ltd.(b)	74,322
62,000	Beijing Enterprises Holdings Ltd.	311,598
210,000	Beijing Enterprises Water Group Ltd.(b)	44,167
148,000	Belle International Holdings Ltd.	149,909
340,000	Brilliance China Automotive Holdings Ltd.(b)	48,696
285,000	C C Land Holdings Ltd.	214,024
64,000	Cafe de Coral Holdings Ltd.	135,101
460,000	Century City International	25,819
545,373	Champion Technology Holdings Ltd.	20,759

Shares		Value

HONG KONG (continued)
378,560	Chaoda Modern Agriculture Holdings Ltd.	$255,954
70,000	Chen Hsong Holdings Ltd.	21,045
106,000	Chevalier International Holdings Ltd.	80,696
150,000	Chia Tai Enterprises International Ltd.(b)	2,477
225,000	China Aerospace International Holdings Ltd.(b)	22,645
236,000	China Agri-Industries Holdings Ltd.	174,791
122,000	China BlueChemical Ltd. - H Shares	68,477
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	17,781
245,000	China Everbright International Ltd.	93,574
88,000	China Everbright Ltd.	275,353
174,000	China Foods Ltd.	107,543
228,000	China Gas Holdings Ltd.	61,192
830,000	China Grand Forestry Green Resources Group Ltd.(b)	40,161
63,000	China Green Holdings Ltd.	66,007
97,000	China Insurance International Holdings Co. Ltd.(b)	292,876
62,000	China Mengniu Dairy Co. Ltd.(b)	148,479
128,312	China Merchants Holdings International Co. Ltd.	423,841
106,000	China Metal International Holdings, Inc.	16,823
1,070,000	China Mining Resources Group Ltd.(b)	62,819
190,000	China Pharmaceutical Group Ltd.	108,361
346,000	China Power International Development Ltd.(b)	124,113
186,000	China Resources Enterprise	465,117
34,800	China Resources Gas Group Ltd.	29,187
70,000	China Resources Land Ltd.	171,070
74,000	China Resources Power Holdings Co. Ltd.	191,444
210,000	China Seven Star Shopping Ltd.(b)	2,683
720,000	China Solar Energy Holdings Ltd.(b)	12,077
136,000	China State Construction International Holdings Ltd.	71,421
3,700,000	China Timber Resources Group Ltd.	49,174
312,000	China Travel International Investment Hong Kong Ltd.	77,698
800,000	China Yunnan Tin Minerals Group Co. Ltd.(b)	24,774
51,000	Chong Hing Bank Ltd.	91,339
86,000	Chow Sang Sang Holdings International Ltd.	75,236

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
350,000	Citic 21CN Co. Ltd.(b)	$13,322
287,000	Citic Pacific Ltd.	818,408
581,000	Citic Resources Holdings Ltd.(b)	185,919
103,000	Clear Media Ltd.(b)	49,573
600,000	CNPC (Hong Kong) Ltd.	607,738
998,000	Coastal Greenland Ltd.(b)	99,155
103,400	Comba Telecom Systems Holdings Ltd.	73,247
120,000	Cosco International Holdings Ltd.	56,671
238,000	COSCO Pacific Ltd.	332,277
44,000	Cross-Harbour Holdings Ltd.	35,597
55,600	Dah Sing Banking Group Ltd.	63,993
52,400	Dah Sing Financial Holdings Ltd.	239,348
192,000	Daphne International Holdings Ltd.	129,073
420,000	Denway Motors Ltd.	208,644
131,550	Dickson Concepts International Ltd.	69,594
121,000	Digital China Holdings Ltd.	86,963
110,000	Dynasty Fine Wines Group Ltd.	26,258
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
214,000	Emperor International Holdings Ltd.	33,964
446,943	Enerchina Holdings Ltd.(b)	7,670
554,000	eSun Holdings Ltd.(b)	83,636
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)(c)	27,961
225,116	Far East Consortium International Ltd.	52,575
432,000	First Pacific Co.	277,593
54,000	Fong’s Industries Co. Ltd.	15,050
118,000	Fountain SET Holdings Ltd.(b)	18,728
39,000	FU JI Food and Catering Services Holdings Ltd.	38,245
98,000	Fubon Bank Hong Kong Ltd.	47,419
482,000	Galaxy Entertainment Group Ltd.(b)	146,776
490,000	Geely Automobile Holdings Ltd.	119,496
785,000	Genesis Energy Holdings Ltd.(b)	29,374
170,000	Giordano International Ltd.	53,084
408,000	Global Bio-Chem Technology Group Co. Ltd.	79,494
390,000	Global Green Tech Group Ltd.(b)	24,910
116,000	Glorious Sun Enterprises Ltd.	35,024
320,000	Golden Resorts Group Ltd.	7,680
110,000	Goldin Properties Holdings Ltd.(b)	46,129
259,600	GOME Electrical Appliances Holdings Ltd.	75,032
44,000	Grande Holdings Ltd. (The)	4,485

Shares		Value

HONG KONG (continued)
216,738	Great Eagle Holdings Ltd.	$502,829
534,000	Guangdong Investment Ltd.	299,038
654,000	Guangzhou Investment Co. Ltd.	141,769
180,000	GZI Transportation Ltd.	76,180
94,000	Harbour Centre Development Ltd.	70,833
490,000	Heng Tai Consumables Group Ltd.(b)	27,819
36,000	Hengan International Group Co. Ltd.	209,495
492,000	Hi Sun Technology (China) Ltd.(b)	107,922
396,724	HKC Holdings Ltd.	34,297
314,000	HKR International Ltd.(b)	138,564
100,000	Hon Kwok Land Investment Co. Ltd.	32,000
101,000	Hong Kong Ferry (Holdings) Co. Ltd.	83,797
220,500	Hongkong & Shanghai Hotels (The)	253,218
507,700	Hongkong Chinese Ltd.	52,407
158,500	Hopewell Holdings Ltd.	517,422
116,000	Hopson Development Holdings Ltd.	186,198
12,000	Hua Han Bio-Pharmaceutical Holdings Ltd.(b)	1,517
59,631	Hung Hing Printing Group Ltd.	15,542
1,450,000	Hutchison Harbour Ring Ltd.	110,386
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	43,509
281,000	Hutchison Telecommunications International Ltd.	73,603
135,000	I-CABLE Communications Ltd.(b)	19,335
106,402	Industrial and Commercial Bank of China Asia Ltd.	201,270
23,000	Integrated Distribution Services Group Ltd.	34,129
242,000	Jinhui Holdings Ltd.	82,748
592,500	Johnson Electric Holdings Ltd.(b)	175,073
510,579	K Wah International Holdings Ltd.	210,160
1,020,000	Kai Yuan Holdings Ltd.(b)	39,484
154,500	Kingboard Chemical Holdings Ltd.	490,410
313,000	Kingboard Laminates Holdings Ltd.	161,547
190,000	Kingdee International Software Group Co. Ltd.	35,548
234,666	Kingway Brewery Holdings Ltd.(b)	43,905
288,000	Kowloon Development Co. Ltd.	292,829
3,997,000	Lai Sun Development Co. Ltd.(b)	68,593
194,800	Lee & Man Paper Manufacturing Ltd.	306,148

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
61,500	Lifestyle International Holdings Ltd.	$93,321
110,000	Liu Chong Hing Investment Ltd.	83,174
122,000	Lonking Holdings Ltd.	86,265
110,000	Luk Fook Holdings International Ltd.	59,187
106,000	Luks Group Vietnam Holdings Co. Ltd.	60,043
62,000	Lung Kee (Bermuda) Holdings Ltd.	25,600
6,650,000	Media China Corp. Ltd.(b)	48,909
388,000	Melco International Development(b)	251,823
98,000	Midland Holdings Ltd.	78,526
370,000	Ming An Holdings Co. Ltd (The)(b)	102,167
440,000	Mingyuan Medicare Development Co. Ltd.(b)	47,122
108,000	Minmetals Resources Ltd.(b)	30,797
80,000	Minth Group Ltd.	76,387
67,000	Miramar Hotel & Investment Co. Ltd.	66,567
418,000	Mongolia Energy Co. Ltd. (b)	160,727
6,771,148	Nan Hai Corp. Ltd.(b)	69,895
280,000	Natural Beauty Bio-Technology Ltd.	47,690
145,000	Neo-China Land Group Holdings Ltd. (c)(d)	92,612
208,500	Neo-Neon Holdings Ltd.	88,780
383,600	New World China Land Ltd.	242,038
768,000	Next Media Ltd.(b)	112,970
251,000	Nine Dragons Paper Holdings Ltd.	258,771
78,000	NWS Holdings Ltd.	150,363
650,000	Oriental Press Group Ltd.	80,516
1,079,502	Pacific Andes International Holdings Ltd.	178,291
580,000	Pacific Basin Shipping Ltd.	437,055
450,000	Pacific Century Premium Developments Ltd.(b)	125,999
111,240	Paliburg Holdings Ltd.	23,827
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
200,000	Pico Far East Holdings Ltd.	33,290
1,200,000	Polytec Asset Holdings Ltd.	185,805
48,000	Ports Design Ltd.	123,746
138,000	Public Financial Holdings Ltd.	70,869
392,322	PYI Corp. Ltd.(b)	17,211
48,561	Qin Jia Yuan Media Services Co. Ltd.	10,903
332,200	Regal Hotels International Holdings Ltd.	106,732
1,750,000	REXLot Holdings Ltd.(b)	151,289
56,000	Road King Infrastructure Ltd.	44,583
88,000	SA SA International Holdings Ltd.	41,104

Shares		Value

HONG KONG (continued)
170,000	Samson Holding Ltd.	$31,587
80,000	SEA Holdings Ltd.	35,922
85,000	Shanghai Industrial Holdings Ltd.	460,642
3,660,000	Shanghai Zendai Property Ltd.(b)	153,483
1,177,500	Shenzhen International Holdings Ltd.	88,122
348,000	Shenzhen Investment Ltd.	173,774
89,000	Shenzhou International Group Holdings Ltd.	70,625
212,500	Shimao Property Holdings Ltd.	427,191
538,000	Shougang Concord International Enterprises Co. Ltd.	108,988
76,000	Shui On Construction & Materials Ltd.	107,870
448,000	Shun Tak Holdings Ltd.	367,069
200,000	Silver Grant International Ltd.	32,000
646,000	Singamas Container Holdings Ltd.	101,692
410,000	Sino Union Petroleum & Chemical International Ltd.(b)	51,845
218,000	Sinofert Holdings Ltd.	119,266
2,330,000	Sino-I Technology Ltd.(b)	17,137
272,250	Sinolink Worldwide Holdings Ltd.	43,911
118,000	Sinopec Kantons Holdings Ltd.	27,863
158,000	Skyfame Realty Holdings Ltd.(b)	14,067
436,000	Skyworth Digital Holdings Ltd.	163,147
43,500	SmarTone Telecommunications Holding Ltd.	29,748
195,486	SRE Group Ltd.(b)	26,485
306,000	Stone Group Holdings Ltd.(b)	16,188
177,000	Sun Hung Kai & Co. Ltd.	139,315
12,070,000	Superb Summit International Timber Co. Ltd.(b)	118,363
194,000	TAI Cheung Holdings Ltd.	114,897
69,000	Tan Chong International Ltd.	12,732
252,000	TCC International Holdings Ltd.(b)	120,959
29,000	TCL Multimedia Technology Holdings Ltd.(b)	15,454
220,500	Techtronic Industries Co.	182,943
40,000	Television Broadcasts Ltd.	174,967
132,000	Texwinca Holdings Ltd.	103,385
82,800	Tian An China Investment Co. Ltd.	48,611
106,000	Tianjin Development Holdings Ltd.	74,815
130,000	Tianjin Port Development Holdings Ltd.	55,354
2,720,000	Titan Petrochemicals Group Ltd.(b)	87,741
122,566	Tomson Group Ltd.	55,352
193,000	Towngas China Co. Ltd.	67,487
228,000	TPV Technology Ltd.	123,855

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
35,600	Transport International Holdings Ltd.	$112,312
50,000	Truly International Holdings Ltd.	47,096
102,000	United Laboratories Ltd. (The)	40,537
134,000	Value Partners Group Ltd.	64,838
45,000	Varitronix International Ltd.	15,271
348,000	Vedan International Holdings Ltd.	28,738
84,000	Victory City International Holdings Ltd.	13,440
136,000	Vitasoy International Holdings Ltd.	85,109
102,000	VST Holdings Ltd.(b)	18,162
26,000	VTech Holdings Ltd.	185,354
70,000	Wai Kee Holdings Ltd.(b)	13,548
295,000	Wheelock Properties Ltd.	196,412
29,000	Wing Hang Bank Ltd.	278,211
29,000	Wing On Co. International Ltd.	37,344
400,800	Wonson International Holdings Ltd.(b)	25,858
74,000	Xinyi Glass Holdings Co. Ltd.	64,451
148,000	Xinyu Hengdeli Holdings Ltd.	54,807
81,640	Xiwang Sugar Holdings Co. Ltd.	17,065
94,000	Yip’s Chemical Holdings Ltd.	51,791
145,000	Yue Yuen Industrial Holdings Ltd.	393,836
31,000	Zhaojin Mining Industry Co. Ltd. - H Shares	51,360

		24,848,976

HUNGARY — 0.1%
1,508	Danubius Hotel & Spa Plc (b)	28,497
2,195	Egis Plc	224,138
344	EMASZ Rt.	40,697
28,924	FHB Mortgage Bank Plc (b)	120,308
15,083	Fotex Holding SE Co. Ltd. (b)	31,086
28,929	Magyar Telekom Telecommunications Plc	105,307
5,470	Richter Gedeon Nyrt	1,081,978

		1,632,011

INDIA — 0.5%
4,494	ABB Ltd. India	65,512
10,956	ACC Ltd.	201,344
6,720	Adani Enterprises Ltd.	116,601
13,319	Aditya Birla Nuvo Ltd.	242,353
36,030	Allahabad Bank	66,575
154,877	Alok Industries Ltd.	67,345
116,788	Ambuja Cements Ltd.	266,213
25,831	Amtek Auto Ltd.	69,493
35,532	Andhra Bank.	68,100
10,228	Apollo Hospitals Enterprise Ltd.	118,182
143,696	Ashok Leyland Ltd.	110,581
2,238	Asian Paints Ltd.	66,090
11,229	Aurobindo Pharma Ltd.	137,546

Shares		Value

INDIA (continued)
27,426	Bajaj Hindusthan Ltd.	$104,728
11,091	Bajaj Holdings and Investment Ltd	108,713
97,217	Ballarpur Industries Ltd.	47,037
33,302	Balrampur Chini Mills Ltd.	82,161
4,328	BEML Ltd.	96,033
2,434	Bharat Electronics Ltd.	74,566
32,980	Bharat Forge Ltd.	134,534
5,155	Bhushan Steel Ltd.	83,856
14,324	Biocon Ltd.	65,123
9,975	Birla Corp. Ltd.	63,917
460	Bosch Ltd.	37,510
1,308	Britannia Industries Ltd.	50,917
9,156	Century Textile & Industries Ltd.	89,746
6,433	CESC Ltd.	41,992
38,402	Chambal Fertilizers & Chemicals Ltd.	45,450
3,521	Colgate Palmolive India Ltd.	48,905
11,251	Crompton Greaves Ltd.	68,750
9,629	Cummins India Ltd.	55,214
24,391	Dabur India Ltd.	70,197
1,634	Divi’s Laboratories Ltd.	18,318
17,128	Dr. Reddys Laboratories Ltd.	293,730
5,347	Edelweiss Capital Ltd.	49,266
11,129	EID Parry India Ltd.	68,236
9,200	EIH Ltd.	22,659
27,090	Essar Oil Ltd.(b)	85,366
36,761	Exide Industries Ltd.	65,740
52,494	Federal Bank Ltd.(b)	263,838
3,815	Financial Technologies India Ltd.	113,376
22,790	Fortis Healthcare Ltd.(b)	48,527
23,096	Gammon India Ltd.	79,210
18,000	Geodesic Ltd.	42,907
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	64,679
3,410	GlaxoSmithKline Pharmaceuticals Ltd.	97,642
6,344	Glenmark Pharmaceuticals Ltd.(b)	33,076
11,114	Godrej Consumer Products Ltd.	51,456
23,771	Godrej Industries Ltd.	75,378
26,421	Great Eastern Shipping Co. Ltd. (The)	142,767
5,928	Great Offshore Ltd.(b)	59,713
50,890	GTL Infrastructure Ltd.(b)	40,065
6,751	GTL Ltd.	42,238
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.	51,579
51,969	GVK Power & Infrastructure Ltd.(b)	47,200
20,140	HCL Infosystems Ltd.	50,402
43,014	HCL Technologies Ltd.	215,294
259,972	Hindalco Industries Ltd.	551,932
36,441	Hindustan Construction Co.	89,298
94,790	IDBI Bank Ltd.	210,337

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

INDIA (continued)
46,270	Idea Cellular Ltd.(b)	$76,522
63,064	India Cements Ltd.	184,063
34,265	India Infoline Ltd.	97,829
52,967	Indiabulls Financial Services Ltd.	219,600
73,027	Indiabulls Real Estate Ltd.	374,654
17,561	Indian Bank	53,104
88,392	Indian Hotels Co. Ltd.	125,629
2,039	Indian Overseas Bank	3,721
45,438	Indusind Bank Ltd.	82,111
173,718	Infrastructure Development Finance Co. Ltd.	493,439
21,385	IRB Infrastructure Developers Ltd.	81,102
36,261	IVRCL Infrastructures & Projects Ltd.	253,714
3,000	Jain Irrigation Systems Ltd.	44,240
143,052	Jaiprakash Associates Ltd.	718,989
9,049	Jet Airways India Ltd.(b)	48,500
8,489	Jindal Saw Ltd.	86,218
5,609	Jindal Steel & Power Ltd.	344,179
5,000	Jubilant Organosys Ltd.	21,564
20,887	Karnataka Bank Ltd.	59,372
11,439	Kesoram Industries Ltd.	85,524
32,439	Kotak Mahindra Bank Ltd.	445,013
35,171	KS Oils Ltd.	39,499
8,382	Lanco Infratech Ltd.(b)	71,426
16,381	LIC Housing Finance	209,759
2,490	Lupin Ltd.	49,436
17,000	Madras Cements Ltd.	41,498
25,733	Mahanagar Telephone Nigam	55,008
8,700	Maharashtra Seamless Ltd.	46,267
38,054	Mahindra & Mahindra Ltd.	675,528
58,496	Mangalore Refinery & Petrochemicals Ltd.	103,390
25,011	Marico Ltd.	45,641
31,053	MAX India Ltd.(b)	134,865
46,895	Mercator Lines Ltd.(b)	57,555
6,404	Monnet Ispat & Energy Ltd.	36,594
9,758	Mphasis Ltd.	96,735
48,344	Nagarjuna Construction Co.	142,915
82,330	Nagarjuna Fertilizers & Chemicals(b)	61,554
16,334	Opto Circuits India Ltd.	59,238
4,497	Oracle Financial Sevices Software Ltd.(b)	145,086
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	40,414
22,955	Oriental Bank of Commerce	82,341
10,000	Patni Computer Systems Ltd.	76,121
104,278	Petronet LNG Ltd.	151,470
5,500	Piramal Healthcare Ltd.	35,707
54,911	PTC India Ltd.(b)	104,669
30,493	Punj Lloyd Ltd.	157,298
19,421	Ranbaxy Laboratories Ltd.(b)	113,428
18,967	Reliance Capital Ltd.	352,046

Shares		Value

INDIA (continued)
11,165	Reliance Infrastructure Ltd.	$281,977
71,622	Reliance Natural Resources Ltd. - L Shares(b)	125,170
16,026	Rolta India Ltd.	52,272
53,587	Sesa Goa Ltd.	270,058
18,196	Shree Renuka Sugars Ltd.	63,430
9,905	Shriram Transport Finance Co. Ltd.	63,210
8,559	Siemens India Ltd.	94,069
32,601	South Indian Bank Ltd.	81,316
30,406	Spice Communications Ltd.(b)	39,315
11,914	Sterling Biotech Ltd.	27,754
8,719	Sun TV Network Ltd.	48,732
113,176	Suzlon Energy Ltd.(b)	235,085
30,834	Syndicate Bank	53,791
13,597	Tata Chemicals Ltd.	72,394
8,680	Tata Communications Ltd.	91,706
70,787	Tata Motors Ltd.	622,837
9,964	Tata Tea Ltd.	176,734
6,496	Tech Mahindra Ltd.	114,632
1,865	Titan Industries Ltd.	47,259
18,322	Torrent Power Ltd.	84,063
29,890	Triveni Engineering & Industries Ltd.	67,510
31,625	Union Bank of India	153,772
37,518	Unitech Ltd.	70,772
38,099	United Phosphorus Ltd.	136,664
5,979	United Spirits Ltd.	128,308
18,900	Videocon Industries Ltd.	71,481
15,809	Wockhardt Ltd.(b)	46,751
25,054	Yes Bank Ltd.(b)	83,783
56,905	Zee Entertainment Enterprises Ltd.(b)	221,924

		16,650,857

INDONESIA — 0.1%
770,000	Aneka Tambang Tbk PT	170,680
5,838,000	Bakrieland Development Tbk PT(b)	208,815
444,039	Bank Danamon Indonesia Tbk PT	215,868
3,011,250	Bank Pan Indonesia Tbk PT(b)	218,448
1,142,666	Berlian Laju Tanker Tbk PT	95,558
468,300	Bhakti Investama Tbk PT	12,032
200,500	Bisi International PT(b)	39,191
3,000,000	Bumi Resources Tbk PT	846,348
1,023,500	Ciputra Development Tbk PT(b)	84,561
479,000	Ciputra Surya Tbk PT(b)	29,922
363,000	Citra Marga Nusaphala Persada Tbk PT	34,014
864,000	Energi Mega Persada Tbk PT(b)	33,080
1,307,500	Global Mediacom Tbk PT(b)	46,108
242,000	Gudang Garam Tbk PT	343,798
1,339,000	Holcim Indonesia Tbk PT(b)	195,622
28,500	Indo Tambangraya Megah PT	76,096

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

INDONESIA (continued)
140,000	Indocement Tunggal Prakarsa Tbk PT	$131,184
1,221,000	Indofood Sukses Makmur Tbk PT	279,877
365,000	Jasa Marga Tbk PT	61,783
2,159,500	Kalbe Farma Tbk PT	285,032
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	109,651
2,167,500	Lippo Karawaci Tbk PT(b)	155,055
1,284,300	Matahari Putra Prima Tbk PT(b)	113,872
382,500	Medco Energi Internasional Tbk PT	128,142
2,072,500	Panin Life Tbk PT(b)	22,970
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	116,796
1,254,500	Ramayana Lestari Sentosa Tbk PT	69,519
125,500	Sinar Mas Agro Resources & Technology Tbk PT	38,883
896,000	Summarecon Agung Tbk PT	49,652
285,000	Timah Tbk PT	60,302
95,000	United Tractors Tbk PT	123,955

		4,396,814

IRELAND — 0.2%
122,408	AER Lingus(b)	78,510
140,282	C&C Group Plc	409,883
19,916	DCC Plc	425,792
86,470	Elan Corp. Plc(b)	686,722
72,107	Experian Plc	595,030
6,927	FBD Holdings Plc(e)	69,111
4,679	FBD Holdings Plc(e)	46,683
52,546	Glanbia Plc	187,234
66,702	Grafton Group Plc(b)	321,336
40,817	Greencore Group Plc(e)	62,249
38,645	Greencore Group Plc(e)	58,936
90,866	Independent News & Media Plc.	30,565
6,355	Irish Continental Group Plc(b)	94,019
55,438	Irish Life & Permanemt Plc	271,971
126,231	Kenmare Resources Plc(b)	36,883
21,920	Kerry Group Plc - Class A	519,249
6,121	Kingspan Group Plc(e)	40,829
48,177	Kingspan Group Plc(e)	335,092
9,316	Paddy Power Plc	231,781
79,143	Smurfit Kappa Group Plc	462,488
48,645	United Drug Plc(e)	131,803
23,434	United Drug Plc(e)	63,494

		5,159,660

ISRAEL — 0.1%
21,134	Alvarion Ltd.(b)	93,214
11,336	AudioCodes Ltd.(b)	24,291
6,387	Azorim-Investment Development & Construction Co. Ltd.(b)	26,056
6,797	Blue Square-Israel Ltd.	62,118
2,918	Cellcom Israel Ltd.	82,400

Shares		Value

ISRAEL (continued)
26,704	Clal Industries & Investments	$127,543
4,570	Clal Insurance(b)	87,163
13,567	Delek Automotive Systems Ltd.	143,720
10,104	Direct Insurance Financial Investments Ltd.(b)	18,233
5,168	Elbit Imaging Ltd.(b)	129,864
1,379	Elbit Systems Ltd.	91,324
686	Electra (Israel) Ltd.	82,138
4,847	Elron Electronic Industries Ltd.(b)	30,327
10,720	First International Bank of Israel Ltd. - Class 5(b)	128,328
23,426	First International Bank of Israel Ltd. - Class 1(b)	56,005
1,541	FMS Enterprises Migun Ltd.	53,027
14,655	Frutarom Industries Ltd.	113,746
895	Hadera Paper Ltd.(b)	50,167
2,297	Harel Insurance Investments & Finances Ltd.(b)	98,086
9,063	Hot Telecommunication System(b)	84,676
93,376	Israel Discount Bank Ltd. - Class A	153,335
5,109	Israel Petrochemical Enterprises Ltd.(b)	13,292
5,206	Ituran Location & Control Ltd.	52,032
2,244	Koor Industries Ltd.	62,416
24,962	Makhteshim-Agan Industries Ltd.	127,554
3,796	Menorah Mivtachim Holdings Ltd.(b)	41,238
76,254	Migdal Insurance & Financial Holding Ltd.(b)	119,178
1,673	Mivtach Shamir Holdings Ltd.(b)	38,180
46,233	Mizrahi Tefahot Bank Ltd.(b)	339,246
8,883	Nice Systems Ltd.(b)	251,783
259,876	Oil Refineries Ltd.	121,849
15,238	Ormat Industries Ltd.	130,825
6,842	Osem Investments Ltd.	82,630
5,694	Partner Communications Co.	109,295
777	Paz Oil Co. Ltd.	116,972
7,775	RADVision Ltd.(b)	70,026
7,800	Retalix Ltd.(b)	70,706
6,910	Scailex Corp. Ltd.(b)	73,219
51,102	Shikun & Binui Ltd.(b)	93,270
30,677	Shufersal Ltd.	121,895
3,627	Strauss Group Ltd.	43,562
8,297	Union Bank of Israel(b)	33,210

		3,848,139

ITALY — 0.6%
191,860	A2A SpA	349,478
16,457	ACEA SpA	187,179
4,493	AcegasAps SpA	29,778
13,082	Actelios SpA	72,159
18,355	Aedes SpA(b)	8,110

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

ITALY (continued)
72,564	Alleanza Assicurazioni SpA	$545,567
20,522	Amplifon SpA(b)	76,342
11,153	Ansaldo STS SpA	225,886
31,282	Arnoldo Mondadori Editore SpA(b)	132,309
5,010	Ascopiave SpA	10,925
11,747	Astaldi SpA	92,086
18,427	Autogrill SpA(b)	178,726
23,598	Azimut Holding SpA	252,256
149,191	Banca Carige SpA	425,069
47,864	Banca Finnat Euramerica SpA	35,952
4,279	Banca Generali SpA	40,100
13,083	Banca Intermobiliare SpA(b)	58,132
25,266	Banca Popolare dell’Etruria e del Lazio	158,450
191,268	Banca Popolare di Milano	1,157,924
16,395	Banca Profilo SpA(b)	20,412
17,763	Banco di Desio e della Brianza SpA	117,473
25,567	Benetton Group SpA	217,914
2,727	Biesse SpA(b)	17,102
868	Bonifica Ferraresi e Imprese Agricole SpA	46,950
6,562	Brembo SpA	44,262
35,130	Bulgari SpA	216,680
25,358	Buzzi Unicem SpA	379,859
11,191	Caltagirone Editore SpA	28,248
1,967	Caltagirone SpA	6,168
7,938	Carraro SpA(b)	31,000
15,854	Cementir Holding SpA	65,191
169,030	CIR-Compagnie Industriali Riunite SpA(b)	320,420
24,597	Credito Artigiano SpA	67,136
3,443	Credito Bergamasco SpA	122,682
22,337	Credito Emiliano SpA(b)	119,865
4,901	Danieli & Co. SpA	93,744
37,592	Davide Campari-Milano SpA	320,674
11,715	De’Longhi SpA	35,231
2,171	DiaSorin SpA	60,587
1,000	Digital Multimedia Technologies SpA(b)	12,699
8,177	ERG Renew SpA(b)	9,720
20,638	ERG SpA	305,624
198	ErgyCapital SpA(b)	164
4,260	Esprinet SpA	42,958
11,128	Eurotech SpA(b)	49,723
3,761	Fastweb(b)	98,258
2,543	Fiera Milano SpA	18,141
562	Finmeccanica SpA	8,523
33,214	Fondiaria-Sai SpA	556,241
200,917	Gemina SpA(b)	158,074
14,079	Geox SpA	111,069
12,205	Gewiss SpA	47,403
2,618	GranitiFiandre SpA	9,963
34,089	Gruppo Editoriale L’Espresso SpA(b)	62,385

Shares		Value

ITALY (continued)
98,759	Hera SpA	$243,516
26,489	Immobiliare Grande Distribuzione	45,683
81,013	IMMSI SpA(b)	100,630
52,361	Impregilo SpA	199,448
14,341	Indesit Co. SpA(b)	91,572
3,035	Industria Macchine Automatiche SpA	53,639
43,925	Intek SpA	17,217
16,467	Interpump Group SpA(b)	72,758
67,845	Iride SpA	125,225
27,848	Italcementi SpA	364,170
1,478	Italmobiliare SpA(b)	50,242
11,320	Juventus Football Club SpA(b)	13,295
29,504	KME Group	21,594
13,916	Lottomatica SpA	294,541
1,779	Mariella Burani SpA(b)	4,767
5,000	MARR SpA	41,405
82,495	Mediaset SpA	498,831
34,061	Mediolanum SpA	194,552
98,505	Milano Assicurazioni SpA	335,552
5,000	Panariagroup Industrie Ceramiche SpA	11,117
635,716	Parmalat SpA	1,588,361
4,609	Permasteelisa SpA(b)	79,553
46,095	Piaggio & C SpA	95,658
67,343	Piccolo Credito Valtellinese Scarl	667,085
1,268,201	Pirelli & C SpA(b)	528,711
91,287	Premafin Finanziaria SpA(b)	127,509
11,421	Prysmian SpA	196,479
521	Realty Vailog SpA(b)	1,530
21,864	Recordati SpA	146,153
18,894	Risanamento SpA(b)	9,237
1,433	Sabaf SpA	28,962
1,068	SAES Getters SpA(b)	10,397
21,727	Saipem SpA	588,380
56,916	Saras SpA	159,080
3,815	SAVE SpA	25,447
16,644	Snai SpA(b)	71,168
11,718	Societa Cattolica di Assicurazioni SCRL(b)	389,481
11,876	Societa Iniziative Autostradali e Servizi SpA	87,511
41,186	Societa Partecipazioni Finanziarie SpA	7,731
3,079	Socotherm SpA(b)	6,254
10,367	Sogefi SpA(b)	22,932
12,888	SOL SpA	72,558
94,945	Sorin SpA(b)	144,933
333,382	Telecom Italia Media SpA(b)	58,255
151,858	Terna Rete Elettrica Nazionale SpA	535,153
60,560	Tiscali SpA(b)	25,808
2,530	Tod’s SpA	146,475
4,797	Trevi Finanziaria SpA	64,235

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

ITALY (continued)
201,218	Unipol Gruppo Finanziario SpA(b)	$251,806
5,718	Vianini Lavori SpA	35,859
7,140	Vittoria Assicurazioni SpA	41,164

		16,852,590

JAPAN — 4.8%
145,000	77 Bank Ltd. (The)	858,124
126	Accordia Golf Co. Ltd.	99,468
51,000	Achilles Corp.	82,462
40,500	ADEKA Corp.	362,948
14,600	Aderans Holdings Co. Ltd.	204,284
9,500	Advan Co. Ltd.	62,647
10	Advance Residence Investment Corp.	37,939
1,500	Aeon Delight Co. Ltd.	21,020
2,448	Aeon Fantasy Co. Ltd.	31,872
11,600	Ahresty Corp.	53,939
6,400	Ai Holdings Corp.	22,184
12,000	Aica Kogyo Co. Ltd.	115,403
3,600	Aichi Bank Ltd. (The)	308,544
13,200	Aichi Corp.	71,283
20,000	Aichi Machine Industry Co. Ltd.	58,547
51,000	Aichi Steel Corp.	191,334
29,000	Aida Engineering Ltd.	97,152
6,100	Aigan Co. Ltd.	37,067
2,600	Aiphone Co. Ltd.	43,359
17,000	Air Water, Inc.	188,460
9,000	Airport Facilities Co. Ltd.	49,078
11,900	Aisan Industry Co. Ltd.	103,500
15,000	Akebono Brake Industry Co. Ltd.	95,112
77,000	Akita Bank Ltd. (The)	286,436
6,400	Alfresa Holdings Corp.	324,650
91,400	Allied Telesis Holdings KK(b)	61,819
7,300	Aloka Co. Ltd.	74,215
4,800	Alpen Co. Ltd.	84,916
1,900	Alpha Systems, Inc.	38,914
19,700	Alpine Electronics, Inc.	198,405
83,300	Alps Electric Co. Ltd.	464,807
3,000	Alps Logistics Co. Ltd.	25,680
121,000	Amada Co. Ltd.	769,797
11,000	Amano Corp.	98,114
3,000	Amuse, Inc.	31,577
14,000	Ando Corp.	20,713
17,000	Anest Iwata Corp.	52,639
24,000	Anritsu Corp.	98,410
17,200	AOC Holdings, Inc.	163,411
2,100	AOI Electronic Co. Ltd.	28,296
10,500	AOKI Holdings, Inc.	114,515
37,000	Aomori Bank Ltd. (The)	147,413
27,600	Aoyama Trading Co. Ltd.	466,684
300,000	Aozora Bank Ltd.(b)	415,324
7,200	Arakawa Chemical Industries Ltd.	88,797
20,000	Araya Industrial Co. Ltd.	31,281

Shares		Value

JAPAN (continued)
4,700	Ariake Japan Co. Ltd.	$71,475
16,900	Arisawa Manufacturing Co. Ltd.	136,986
2,000	Art Corp.	33,141
3,190	As One Corp.	57,310
20,000	Asahi Diamond Industrial Co. Ltd.	133,157
4,350	Asahi Holdings, Inc.(b)	81,093
10,000	Asahi Kogyosha Co. Ltd.	40,476
35,000	Asahi Organic Chemicals Industry Co. Ltd.	91,731
20,000	Asahi TEC Corp.(b)	9,723
6,900	Asatsu-DK, Inc.	154,954
22,000	Asics Corp.	208,085
10,000	ASKA Pharmaceutical Co. Ltd.	86,446
12,000	Asunaro Aoki Construction Co. Ltd.	59,857
58,000	Atsugi Co. Ltd.	78,457
10,900	Autobacs Seven Co. Ltd.	372,069
3,600	Avex Group Holdings, Inc.	31,691
42,000	Awa Bank Ltd. (The)	243,678
40,000	Bando Chemical Industries Ltd.	110,330
900	Bank of Ikeda Ltd. (The)(b)	35,572
5,800	Bank of Iwate Ltd. (The)	338,959
70,000	Bank of Nagoya Ltd. (The)	306,262
7,300	Bank of Okinawa Ltd. (The)	270,013
54,000	Bank of Saga Ltd. (The)	180,904
18,600	Bank of the Ryukyus Ltd.	215,239
13,150	Belluna Co. Ltd.	54,198
35,000	Best Denki Co. Ltd.	174,954
4,000	Bookoff Corp.	45,696
34,400	Brother Industries Ltd.	310,100
18,000	Bunka Shutter Co. Ltd.	66,579
7,500	CAC Corp.	56,433
56,000	Calsonic Kansei Corp.	137,892
4,500	Canon Electronics, Inc.	67,102
9,800	Canon Finetech, Inc.	124,384
15,600	Canon Marketing Japan, Inc.	248,611
6,400	Capcom Co. Ltd.	129,589
34,400	Casio Computer Co. Ltd.	282,471
11,400	Catena Corp.	27,709
7,900	Cawachi Ltd.	145,519
36,050	Cedyna Financial Corp.(b)	69,338
61,000	Central Glass Co. Ltd.	257,860
15,450	Century Tokyo Leasing Corp.	166,378
8,500	Chiba Kogyo Bank Ltd. (The)(b)	75,186
7,500	Chiyoda Co. Ltd.	104,861
23,000	Chiyoda Corp.	195,424
6,800	Chofu Seisakusho Co. Ltd.	138,767
20,000	Chori Co. Ltd.	22,827
9,000	Chubu Shiryo Co. Ltd.	77,992
13,300	Chudenko Corp.	213,503
36,000	Chuetsu Pulp & Paper Co. Ltd.	89,786
153,000	Chugai Mining Co. Ltd.(b)	66,293
17,000	Chugai Ro Co. Ltd.	47,968
8,000	Chugoku Marine Paints Ltd.	54,277

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
34,000	Chukyo Bank Ltd. (The)	$110,309
8,000	Chuo Denki Kogyo Co. Ltd.	64,000
9,000	Chuo Spring Co. Ltd.	24,824
8,400	Circle K Sunkus Co. Ltd.	132,713
83,800	Citizen Holdings Co. Ltd.	455,199
28,300	CKD Corp.	146,248
48,000	Clarion Co. Ltd.(b)	47,176
11,600	Cleanup Corp.	63,256
16,100	CMK Corp.	164,871
9,100	Coca-Cola Central Japan Co. Ltd.	126,655
15,200	Coca-Cola West Holdings Co.	297,655
2,090	Cocokara Fine Holdings, Inc.	36,466
9,000	Colowide Co. Ltd.	56,306
12,000	Commuture Corp.	81,543
7,200	Computer Engineering & Consulting Ltd.	52,578
26,000	COMSYS Holdings Corp.	301,147
7,400	Corona Corp.	88,370
6,600	Cosel Co. Ltd.	75,678
116,000	Cosmo Oil Co. Ltd.	346,927
54,300	Credit Saison Co. Ltd.	709,271
18	Creed Corp.(b)(c)(d)	29
21,558	CSK Holdings Corp.(b)	103,205
10,000	Culture Convenience Club Co. Ltd.	76,724
23,000	Dai Nippon Toryo Co. Ltd.(b)	26,251
105,000	Daicel Chemical Industries Ltd.	669,115
9,000	Dai-Dan Co. Ltd.	48,317
16,000	Daido Metal Co. Ltd.	61,379
95,000	Daido Steel Co. Ltd.	393,554
12,300	Daidoh Ltd.	83,452
29,100	Daiei, Inc. (The)(b)	115,324
17,000	Daifuku Co. Ltd.	117,136
18,000	Daihen Corp.	60,111
9,000	Daiichi Chuo KK	23,968
23,000	Daiichi Jitsugyo Co. Ltd.	74,378
23,000	Daiken Corp.	39,620
14,000	Daiki Aluminium Industry Co. Ltd.	31,366
4,400	Daiko Clearing Services Corp.	25,528
2,500	Daikoku Denki Co. Ltd.	33,686
66,000	Daikyo, Inc.(b)	103,926
5,000	Daimei Telecom Engineering Corp.	48,032
34,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	92,343
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	309,009
16,000	Daio Paper Corp.	144,402
28,000	Daisan Bank Ltd. (The)	73,384
4,910	Daiseki Co. Ltd.	107,410
108,000	Daishi Bank Ltd. (The)	429,147
25,000	Daiso Co. Ltd.	64,993
2,600	Daisyo Corp.	36,352

Shares		Value

JAPAN (continued)
36,000	Daito Bank Ltd. (The)	$31,197
19,000	Daiwa Industries Ltd.	83,128
23,000	Daiwa Seiko, Inc.	31,355
15,000	Daiwabo Co. Ltd.	58,970
32,760	DCM Japan Holdings Co. Ltd.	223,305
36	Dena Co. Ltd.	110,064
176,000	Denki Kagaku Kogyo KK	572,872
17,000	Denki Kogyo Co. Ltd.	85,517
10,000	Denyo Co. Ltd.	78,626
18,000	Descente Ltd.	84,460
106,000	DIC Corp.	148,988
3,200	Disco Corp.	167,736
5,800	Don Quijote Co. Ltd.	120,812
5,350	Doshisha Co. Ltd.	83,169
8,474	Doutor Nichires Holdings Co. Ltd.	117,405
69,000	Dowa Holdings Co. Ltd.	315,012
9,600	DTS Corp.	90,902
15,300	Duskin Co. Ltd.	266,143
17	Dwango Co. Ltd.	26,823
4,000	Dydo Drinco, Inc.	117,094
400	eAccess Ltd.	310,700
8,000	Eagle Industry Co. Ltd.	33,902
1,100	Earth Chemical Co. Ltd.	29,934
130,000	Ebara Corp.(b)	420,396
35,700	EDION Corp.	208,258
57,000	Ehime Bank Ltd. (The)	148,787
81,000	Eighteenth Bank Ltd. (The)	230,267
8,400	Eiken Chemical Co. Ltd.	78,030
6,000	Eizo Nanao Corp.	133,474
39,000	Elpida Memory, Inc.(b)	445,125
7,400	Enplas Corp.	134,745
8,300	ESPEC Corp.	58,769
11,700	Exedy Corp.	276,349
12,000	Ezaki Glico Co. Ltd.	128,972
11,900	Fancl Corp.	143,617
22,000	FDK Corp.(b)	32,317
8,600	Foster Electric Co. Ltd.	144,780
2,900	FP Corp.	132,396
60,000	France Bed Holdings Co. Ltd.	90,674
51,100	Fudo Tetra Corp.(b)	40,502
5,300	Fuji Co. Ltd.	100,315
182,000	Fuji Electric Holdings Co. Ltd.	319,281
17,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	20,481
50,000	Fuji Heavy Industries Ltd.	201,849
19,000	Fuji Kyuko Co. Ltd.	87,746
14,900	Fuji Oil Co. Ltd.	183,130
5,700	FUJI SOFT, Inc.	114,693
36,000	Fujibo Holdings, Inc.	48,697
3,600	Fujicco Co. Ltd.	41,050
15,700	Fujikura Kasei Co. Ltd.	83,291
111,000	Fujikura Ltd.	587,699
13,000	Fujita Kanko, Inc.	51,931
30,000	Fujitec Co. Ltd.	159,155
5,400	Fujitsu Business Systems Ltd.(d)	124,236

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
3,700	Fujitsu Frontech Ltd.	$36,443
18,000	Fujitsu General Ltd.	58,779
23,000	Fujiya Co. Ltd.(b)	31,112
6,000	Fukuda Corp.(b)	10,399
42,000	Fukui Bank Ltd. (The)	137,152
78,000	Fukushima Bank Ltd. (The)(b)	51,931
69,000	Fukuyama Transporting Co. Ltd.	321,575
7,900	Funai Electric Co. Ltd.	329,775
3,000	Furukawa Battery Co. Ltd.	27,456
103,000	Furukawa Co. Ltd.	140,417
21,000	Furukawa-Sky Aluminum Corp.	37,506
5,300	Furusato Industries Ltd.	40,496
18,000	Fuso Pharmaceutical Industries Ltd.	59,921
16,200	Futaba Corp.	284,880
14,900	Futaba Industrial Co. Ltd.	57,947
7,900	Fuyo General Lease Co. Ltd.	174,489
35,000	Gakken Co. Ltd.	65,839
6,900	Gecoss Corp.	32,157
60	Geo Corp.	47,366
10,000	Glory Ltd.	206,077
6,600	GMO internet, Inc.	27,830
60,000	Godo Steel Ltd.	166,129
3,730	Goldcrest Co. Ltd.	89,283
33,000	Goldwin, Inc.(b)	76,724
101	Green Hospital Supply, Inc.	57,745
610	Gulliver International Co. Ltd.	35,843
22,000	Gun-Ei Chemical Industry Co. Ltd.	50,684
62,000	Gunma Bank Ltd. (The)	360,370
80,000	Gunze Ltd.	344,095
2,900	H.I.S. Co. Ltd.	59,456
46,000	H2O Retailing Corp.	267,857
6,040	Hakuhodo Dy Holdings, Inc.	331,921
7,200	Hakuto Co. Ltd.	62,546
8,700	Hamamatsu Photonics KK	171,288
92,000	Hanwa Co. Ltd.	374,320
2,000	Happinet Corp.	25,025
2,500	Harashin Narus Holdings Co. Ltd.	26,446
114,500	Haseko Corp.(b)	108,904
30,000	Hazama Corp.	35,826
9,000	Heiwa Corp.	97,395
71,000	Heiwa Real Estate Co. Ltd.	248,359
11,800	Heiwado Co. Ltd.	156,128
10,000	Hibiya Engineering Ltd.	82,748
59,000	Higashi-Nippon Bank Ltd. (The)	127,820
79,000	Higo Bank Ltd. (The)	483,392
3,700	Hikari Tsushin, Inc.	80,354
108,000	Hino Motors Ltd.	360,666
28,000	Hiroshima Bank Ltd. (The)	116,587
4,000	Hisaka Works Ltd.	43,160
75,000	Hitachi Cable Ltd.	248,877
15,100	Hitachi Chemical Co. Ltd.	308,782

Shares		Value

JAPAN (continued)
12,100	Hitachi High-Technologies Corp.	$237,077
5,700	Hitachi Information Systems Ltd.	172,882
11,500	Hitachi Koki Co. Ltd.	105,976
24,000	Hitachi Kokusai Electric, Inc.	176,782
23,200	Hitachi Maxell Ltd.	422,197
8,000	Hitachi Medical Corp.	76,597
24,000	Hitachi Metals Ltd.	235,878
31,000	Hitachi Plant Technologies Ltd.	198,203
13,200	Hitachi Software Engineering Co. Ltd.	366,880
4,000	Hitachi Systems & Services Ltd.	90,251
4,500	Hitachi Tool Engineering Ltd.	40,851
13,000	Hitachi Transport System Ltd.	164,999
94,500	Hitachi Zosen Corp.(b)	121,839
12,000	Hodogaya Chemical Co. Ltd.	29,421
1,800	Hogy Medical Co. Ltd.	92,639
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	31,768
10,000	Hokkaido Gas Co. Ltd.	26,631
12,000	Hokkan Holdings Ltd.	31,070
115,000	Hokkoku Bank Ltd. (The)	426,579
69,000	Hokuetsu Bank Ltd. (The)	141,464
44,000	Hokuetsu Paper Mills Ltd.	221,337
12,000	Hokuriku Electric Industry Co. Ltd.	26,885
4,400	Hokuto Corp.	89,837
6,400	Horiba Ltd.	151,165
15,700	Hosiden Corp.	203,913
14,000	Hosokawa Micron Corp.	61,104
12,900	House Foods Corp.	181,997
41,000	Howa Machinery Ltd.(b)	27,297
92,000	Hyakugo Bank Ltd. (The)	454,045
82,000	Hyakujushi Bank Ltd. (The)	388,227
6,200	IBJ Leasing Co. Ltd.	80,919
1,000	Ichikoh Industries Ltd.	1,680
10,000	Ichiyoshi Securities Co. Ltd.	76,724
3,800	Icom, Inc.	81,723
5,000	Idec Corp.	38,520
4,700	Idemitsu Kosan Co. Ltd.	392,888
8,000	Ihara Chemical Industry Co. Ltd.	30,943
344,000	IHI Corp.(b)	581,664
13,000	Iino Kaiun Kaisha Ltd.	69,242
6,600	Imasen Electric Industrial	82,583
3,100	Inaba Denki Sangyo Co. Ltd.	70,764
4,400	Inaba Seisakusho Co. Ltd.	44,453
26,500	Inabata & Co. Ltd.	121,823
8,000	Inageya Co. Ltd.	78,457
14,100	Ines Corp.	120,101
3,000	Information Services International-Dentsu Ltd.	18,357
4,000	Inui Steamship Co. Ltd.	29,802
1,451	Invoice, Inc.(b)	26,682
4,000	Ise Chemical Corp.	23,588

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
41,000	Iseki & Co. Ltd.(b)	$189,781
104,000	Ishihara Sangyo Kaisha Ltd.(b)	114,304
2,000	Ishii Hyoki Co. Ltd.	30,964
421,000	Isuzu Motors Ltd.	751,905
11,610	IT Holdings Corp.	234,347
8,100	Ito En Ltd.	127,460
18,000	Itochu Enex Co. Ltd.	110,711
5,500	Itochu Techno-Science Corp.	165,654
2,300	Itochu-Shokuhin Co. Ltd.	82,642
52,000	Itoham Foods, Inc.	169,807
15,300	Itoki Corp.	41,716
35,000	Iwasaki Electric Co. Ltd.(b)	78,785
40,000	IWATANI Corp.	117,094
27,000	Iwatsu Electric Co. Ltd.(b)	30,246
5,600	Izumi Co. Ltd.	76,699
35,000	Izumiya Co. Ltd.	201,215
46,000	Izutsuya Co. Ltd.(b)	25,279
179,000	J. Front Retailing Co. Ltd.	995,022
2,200	Jalux, Inc.	31,968
4,000	Jamco Corp.	23,672
91,000	Janome Sewing Machine Co. Ltd.(b)	71,165
8,800	Japan Airport Terminal Co. Ltd.	102,857
17,000	Japan Aviation Electronics Industry Ltd.	112,106
3,300	Japan Cash Machine Co. Ltd.	31,317
9,200	Japan Digital Laboratory Co. Ltd.	114,240
10	Japan Hotel and Resort, Inc.	16,275
1,800	Japan Petroleum Exploration Co.	88,835
41,000	Japan Pulp & Paper Co. Ltd.	138,219
21,000	Japan Radio Co. Ltd.	50,378
14	Japan Rental Housing Investments, Inc.	16,127
27,000	Japan Transcity Corp.	80,180
8,000	Japan Vilene Co. Ltd.	43,033
27,000	Japan Wool Textile Co. Ltd. (The)	204,301
5,000	Jastec Co. Ltd.	26,209
5,000	JBCC Holdings, Inc.	36,301
15,000	Jeol Ltd.	58,336
33,000	JFE Shoji Holdings, Inc.	130,431
16,000	JMS Co. Ltd.	60,872
14,000	Joban Kosan Co. Ltd.	22,637
29,000	J-Oil Mills, Inc.	96,845
18,000	Joshin Denki Co. Ltd.	149,707
12,800	JSP Corp.	98,342
64,000	JTEKT Corp.	724,375
56,000	Juki Corp.	68,650
112,000	Juroku Bank Ltd. (The)	402,431
135,000	JVC KENWOOD Holdings, Inc.(b)	85,601
40	kabu.com Securities Co. Ltd.	46,288
2,000	Kabuki-Za Co. Ltd.	83,065

Shares		Value

JAPAN (continued)
4,600	Kadokawa Group Holdings, Inc.	$111,081
10,800	Kaga Electronics Co. Ltd.	131,255
30,000	Kagawa Bank Ltd. (The)	129,353
10,700	Kagome Co. Ltd.	188,614
70,000	Kagoshima Bank Ltd. (The)	551,863
34	Kakaku.com, Inc.	136,898
19,000	Kaken Pharmaceutical Co. Ltd.	165,855
5,000	Kameda Seika Co. Ltd.	80,317
7,000	Kamei Corp.	43,276
78,000	Kamigumi Co. Ltd.	650,378
6,000	Kanaden Corp.	32,782
14,000	Kanagawa Chuo Kotsu Co. Ltd.	76,639
9,000	Kanamoto Co. Ltd.	46,605
24,000	Kandenko Co. Ltd.	159,281
87,000	Kaneka Corp.	604,978
120,000	Kanematsu Corp.(b)	115,403
3,900	Kanematsu Electronics Ltd.	37,671
39,000	Kansai Paint Co. Ltd.	300,872
14,600	Kanto Auto Works Ltd.	131,458
10,000	Kanto Denka Kogyo Co. Ltd.	56,011
15,000	Kanto Natural Gas Development Ltd.	86,077
27,900	Kanto Tsukuba Bank Ltd. (The)(b)	93,172
15,000	Kasumi Co. Ltd.	70,383
9,000	Katakura Industries Co. Ltd.	93,210
5,000	Kato Sangyo Co. Ltd.	80,370
28,000	Kato Works Co. Ltd.	68,650
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	40,581
8,000	Kawasaki Kinkai Kisen Kaisha	22,658
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	26,970
72,000	Kayaba Industry Co. Ltd.	165,876
1,000	Keihan Electric Railway Co. Ltd.	4,354
12,000	Keihin Co. Ltd. (The)(b)	15,091
15,000	Keihin Corp.	226,843
39,000	Keisei Electric Railway Co. Ltd.	243,583
88,000	Keiyo Bank Ltd. (The)	491,033
7,900	Keiyo Co. Ltd.	38,905
242	Kenedix, Inc.(b)	93,603
2,000	Kentucky Fried Chicken Japan Ltd.	35,720
2,900	KEY Coffee, Inc.	48,515
25,700	Kikkoman Corp.	300,659
1,200	Kimura Chemical Plants Co. Ltd.	10,272
40,000	Kinden Corp.	336,486
29,000	Kinki Nippon Tourist Co. Ltd.(b)	30,647
4,000	Kinki Sharyo Co. Ltd.	31,366
2,900	Kintetsu World Express, Inc.	70,795
7,000	Kishu Paper Co. Ltd.(b)	6,732
2,600	Kisoji Co. Ltd.	54,157
7,000	Kissei Pharmaceutical Co. Ltd.	163,857

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
41,000	Kitagawa Iron Works Co. Ltd.	$51,128
3,100	Kita-Nippon Bank Ltd. (The)	85,015
33,000	Kitz Corp.	132,523
126,000	Kiyo Holdings, Inc.	154,462
16,000	Koa Corp.	144,063
9,000	Koatsu Gas Kogyo Co. Ltd.	49,649
4,100	Kobayashi Pharmaceutical Co. Ltd.	158,151
13,200	Kohnan Shoji Co. Ltd.	129,036
13,000	Koike Sanso Kogyo Co. Ltd.	37,231
25,000	Koito Manufacturing Co. Ltd.	367,239
11,500	Kojima Co. Ltd.	58,092
38,100	Kokuyo Co. Ltd.	325,737
5,000	Komai Tekko, Inc.	11,096
8,000	Komatsu Seiren Co. Ltd.	29,675
2,600	Komatsu Wall Industry Co. Ltd.	32,615
4,200	Komeri Co. Ltd.	115,847
28,400	Komori Corp.	308,836
3,410	Konaka Co. Ltd.	10,991
4,900	Konami Co. Ltd.	104,343
3,900	Konishi Co. Ltd.	30,994
5,100	Kose Corp.	104,129
26,000	Krosaki Harima Corp.	51,107
3,000	KRS Corp.	29,104
8,440	K’s Holdings Corp.	250,636
20,000	Kumagai Gumi Co. Ltd.(b)	16,486
23,000	Kumiai Chemical Industry Co. Ltd.	100,872
87,000	Kurabo Industries Ltd.	180,206
39,000	KUREHA Corp.	225,860
17,000	Kurimoto Ltd.(b)	17,966
13,000	Kuroda Electric Co. Ltd.	178,188
39,000	Kyodo Printing Co. Ltd.	131,065
19,000	Kyodo Shiryo Co. Ltd.	26,906
3,400	Kyoei Steel Ltd.	84,798
17,200	Kyokuto Kaihatsu Kogyo Co. Ltd.	70,890
18,000	Kyokuyo Co. Ltd.	36,523
8,000	Kyorin Co. Ltd.	123,519
2,400	Kyoritsu Maintenance Co. Ltd.	39,516
22,000	Kyosan Electric Manufacturing Co. Ltd.	98,346
16,000	Kyowa Exeo Corp.	156,576
14,000	Kyudenko Corp.	85,960
19	LaSalle Japan REIT, Inc.	26,003
33,200	Leopalace21 Corp.	284,546
8,500	Life Corp.	142,378
11,600	Lintec Corp.	226,667
29,000	Lion Corp.	139,445
4,300	Mabuchi Motor Co. Ltd.	215,852
4,500	Macnica, Inc.	75,662
63,000	Maeda Corp.	199,070
22,000	Maeda Road Construction Co. Ltd.	192,507
6,200	Maezawa Kasei Industries Co. Ltd.	68,143

Shares		Value

JAPAN (continued)
2,600	Maezawa Kyuso Industries Co. Ltd.	$41,957
54,000	Makino Milling Machine Co. Ltd.	178,050
3,300	Mandom Corp.	92,069
2,900	Mars Engineering Corp.	90,256
13,800	Marubun Corp.	95,816
59,000	Marudai Food Co. Ltd.	149,643
27,000	Maruetsu, Inc. (The)	130,114
69,910	Maruha Nichiro Holdings, Inc.	104,911
115,500	Marui Group Co. Ltd.	828,793
5,500	Maruichi Steel Tube Ltd.	105,902
14,000	Marusan Securities Co. Ltd.	96,761
3,400	Maruwa Co. Ltd.	63,347
24,000	Maruyama Manufacturing Co., Inc.	51,995
17,000	Maruzen Co. Ltd.(b)	15,810
32,000	Maruzen Showa Unyu Co. Ltd.	101,453
6,300	Maspro Denkoh Corp.	56,259
2,200	Matsuda Sangyo Co. Ltd.	33,968
16,600	Matsui Securities Co. Ltd.	158,413
8,000	Matsuya Co. Ltd.	84,629
2,800	Matsuya Foods Co. Ltd.	38,113
8,000	Max Co. Ltd.	86,573
2,000	Maxvalu Tokai Co. Ltd.	25,152
305,000	Mazda Motor Corp.	799,366
2,800	MEC Co. Ltd.	18,109
3,500	Megachips Corp.	81,744
41,000	Meidensha Corp.	245,675
1,300	MEIJI Holdings Co. Ltd.(b)	52,481
4,900	Meitec Corp.	89,378
5,000	Meito Sangyo Co. Ltd.	67,952
10,000	Meiwa Estate Co. Ltd.(b)	60,555
3,000	Melco Holdings, Inc.	44,639
31,000	Mercian Corp.	71,419
51,000	Michinoku Bank Ltd. (The)	115,339
13,600	Mikuni Coca-Cola Bottling Co. Ltd.	111,962
1,680	Milbon Co. Ltd.	36,396
5,500	Mimasu Semiconductor Industry Co. Ltd.	80,037
75,000	Minato Bank Ltd. (The)(b)	107,001
35,000	Minebea Co. Ltd.	142,404
2,200	Ministop Co. Ltd.	36,037
7,200	Miraca Holdings, Inc.	179,952
4,000	Misawa Homes Co. Ltd.(b)	15,007
7,600	MISUMI Group, Inc.	124,572
13,000	Mito Securities Co. Ltd.	39,704
19,000	Mitsuba Corp.(b)	68,470
33,000	Mitsubishi Cable Industries Ltd.(b)	32,433
101,000	Mitsubishi Gas Chemical Co. Inc.	622,277
16,000	Mitsubishi Kakoki Kaisha Ltd.	42,948
20,000	Mitsubishi Logistics Corp.	248,137
69,000	Mitsubishi Paper Mills Ltd.	97,712

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
6,000	Mitsubishi Pencil Co. Ltd.	$71,081
156,000	Mitsubishi Rayon Co. Ltd.	426,991
47,000	Mitsubishi Steel Manufacturing Co. Ltd.	104,306
23,000	Mitsuboshi Belting Co. Ltd.	100,386
211,000	Mitsui Chemicals, Inc.	773,760
102,000	Mitsui Engineering & Shipbuilding Co. Ltd.	258,705
9,400	Mitsui High-Tec, Inc.(b)	121,890
15,000	Mitsui Home Co. Ltd.	84,967
510	Mitsui Knowledge Industry Co. Ltd.	99,170
18,000	Mitsui Matsushima Co. Ltd.	24,159
230,000	Mitsui Mining & Smelting Co. Ltd.(b)	634,399
21,000	Mitsui Sugar Co. Ltd.	69,464
25,000	Mitsui-Soko Co. Ltd.	99,868
21,100	Mitsumi Electric Co. Ltd.	520,671
6,000	Mitsumura Printing Co. Ltd.	21,369
14,000	Mitsuuroko Co. Ltd.	85,369
6,100	Miura Co. Ltd.	147,302
27,000	Miyazaki Bank Ltd. (The)	106,145
34,000	Miyoshi Oil & Fat Co. Ltd.	51,022
38,000	Mizuho Investors Securities Co. Ltd.(b)	46,584
137,000	Mizuho Securities Co. Ltd.	500,946
30,000	Mizuno Corp.	135,376
14,000	Mochida Pharmaceutical Co. Ltd.	134,045
4,700	Modec, Inc.	81,111
167	Monex Group, Inc.	75,889
30,100	Mori Seiki Co. Ltd.	341,319
43,000	Morinaga & Co. Ltd.	90,431
56,000	Morinaga Milk Industry Co. Ltd.	232,581
8,000	Morita Holdings Corp.	33,141
12,000	Mory Industries, Inc.	26,885
8,000	MOS Food Services, Inc.	131,044
4,200	Moshi Moshi Hotline, Inc.	80,338
7,000	Mr Max Corp.	37,506
10,900	Musashino Bank Ltd. (The)	383,588
26,000	Mutoh Holdings Co. Ltd.(b)	43,139
6,400	Mutow Co. Ltd.	27,731
11,000	Nabtesco Corp.	124,967
57,000	Nachi-Fujikoshi Corp.	117,464
30,000	Nagano Bank Ltd. (The)	70,383
50,000	Nagase & Co. Ltd.	565,918
7,000	Nagatanien Co. Ltd.	64,877
18,000	Nagoya Railroad Co. Ltd.	59,731
14,000	Nakabayashi Co. Ltd.	32,550
9,000	Nakamuraya Co. Ltd.	44,322
40,000	Nakayama Steel Works Ltd.	85,812
29,000	Namco Bandai Holdings, Inc.	326,087
46,000	Nankai Electric Railway Co. Ltd.	202,230
44,000	Nanto Bank Ltd. (The)	255,281
8,900	NEC Capital Solutions Ltd.	124,812

Shares		Value

JAPAN (continued)
17,600	NEC Electronics Corp.(b)	$180,975
3,900	NEC Fielding Ltd.	55,888
4,200	NEC Mobiling Ltd.	85,842
8,200	NEC Networks & System Integration Corp.	105,723
12,000	NEC Tokin Corp.(b)(d)	29,929
43	NET One Systems Co. Ltd.	75,934
13,600	Neturen Co. Ltd.	93,709
5,000	New Japan Radio Co. Ltd.	14,373
45,000	NGK Spark Plug Co. Ltd.	496,486
61,000	NHK Spring Co. Ltd.	441,585
41,000	Nice Holdings, Inc.	82,758
9,000	Nichia Steel Works Ltd.	31,768
31,000	Nichias Corp.	100,576
27,100	Nichicon Corp.	410,975
11,000	Nichiha Corp.	84,513
8,000	Nichii Gakkan Co.	86,911
58,000	Nichirei Corp.	221,273
9,000	Nichireki Co. Ltd.	34,621
3,100	Nidec Copal Corp.	33,514
9,000	Nidec Sankyo Corp.	57,638
2,800	Nidec Tosok Corp.	21,424
13,600	Nifco, Inc.	248,645
4,400	Nihon Dempa Kogyo Co. Ltd.	107,413
2,200	Nihon Eslead Corp.	22,320
8,000	Nihon Kohden Corp.	111,683
10,000	Nihon Nohyaku Co. Ltd.	92,470
11,000	Nihon Parkerizing Co. Ltd.	125,781
12,600	Nihon Unisys Ltd.	110,387
46,000	Nihon Yamamura Glass Co. Ltd.	126,880
8,000	Nikkiso Co. Ltd.	62,985
24,000	Nippo Corp.	190,732
50,000	Nippon Beet Sugar Manufacturing Co. Ltd.	124,703
21,000	Nippon Carbon Co. Ltd.	66,357
6,200	Nippon Ceramic Co. Ltd.	80,133
39,000	Nippon Chemical Industrial Co. Ltd.	105,099
42,000	Nippon Chemi-Con Corp.	150,911
7,000	Nippon Chemiphar Co. Ltd.	25,300
30,000	Nippon Coke & Engineering Co. Ltd.	36,143
13,000	Nippon Denko Co. Ltd.	85,590
8,000	Nippon Densetsu Kogyo Co. Ltd.	85,305
10,000	Nippon Denwa Shisetsu Co. Ltd.	30,013
6,300	Nippon Fine Chemical Co. Ltd.	40,613
33,000	Nippon Flour Mills Co. Ltd.	159,028
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	31,598
8,000	Nippon Gas Co. Ltd.	120,222
3,400	Nippon Kanzai Co. Ltd.	51,705
15,000	Nippon Kasei Chemical Co. Ltd.	26,631
40,000	Nippon Kayaku Co. Ltd.	331,836

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
44,000	Nippon Kinzoku Co. Ltd.	$74,864
31,000	Nippon Koei Co. Ltd.	106,145
27,000	Nippon Konpo Unyu Soko Co. Ltd.	323,857
26,000	Nippon Koshuha Steel Co. Ltd.	27,477
233,000	Nippon Light Metal Co. Ltd.(b)	228,999
64,000	Nippon Metal Industry Co. Ltd.	134,594
56,000	Nippon Paint Co. Ltd.	290,579
247	Nippon Parking Development Co. Ltd.	14,331
8,000	Nippon Pillar Packing Co. Ltd.	28,830
46,000	Nippon Piston Ring Co. Ltd.(b)	50,557
37,000	Nippon Road Co. Ltd. (The)	92,280
10,000	Nippon Seiki Co. Ltd.	123,118
2,000	Nippon Sharyo Ltd.	12,555
236,000	Nippon Sheet Glass Co. Ltd.	705,818
13,000	Nippon Shinyaku Co. Ltd.	170,769
39,000	Nippon Shokubai Co. Ltd.	319,831
14,000	Nippon Signal Co. Ltd. (The)	130,198
52,000	Nippon Soda Co. Ltd.	256,085
20,000	Nippon Steel Trading Co. Ltd.	34,874
63,700	Nippon Suisan Kaisha Ltd.	175,028
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	128,042
32,000	Nippon Thompson Co. Ltd.	154,209
11,000	Nippon Valqua Industries Ltd.	22,668
50,500	Nippon Yakin Kogyo Co. Ltd.	260,439
12,000	Nipro Corp.	247,546
79,000	Nishimatsu Construction Co. Ltd.	108,534
11,400	Nishimatsuya Chain Co. Ltd.	116,620
258,000	Nishi-Nippon City Bank Ltd. (The)	654,373
40,000	Nishi-Nippon Railroad Co. Ltd.	150,066
18,000	Nissan Chemical Industries Ltd.	242,346
34,000	Nissan Shatai Co. Ltd.	313,321
28,000	Nissay Dowa General Insurance Co. Ltd.	131,382
6,800	Nissei Corp.	48,076
7,900	Nissen Holdings Co. Ltd.	25,213
3,400	Nissha Printing Co. Ltd.	185,765
1,300	Nisshin Fudosan Co. Ltd.	5,276
42,000	Nisshin Oillio Group Ltd. (The)	223,704
261,000	Nisshin Steel Co. Ltd.	499,244
34,000	Nisshinbo Holdings, Inc.	435,128
39,000	Nissin Corp.	98,505
17,000	Nissin Electric Co. Ltd.	91,266
13,900	Nissin Kogyo Co. Ltd.	196,253
8,900	Nitta Corp.	134,217
19,000	Nittetsu Mining Co. Ltd.	82,927
85,000	Nitto Boseki Co. Ltd.	150,911
13,000	Nitto Kogyo Corp.	118,563
4,400	Nitto Kohki Co. Ltd.	91,418
6,000	Nitto Seiko Co. Ltd.	16,169
60,000	NOF Corp.	268,217
4,000	Nohmi Bosai Ltd.	34,156

Shares		Value

JAPAN (continued)
39,500	NOK Corp.	$484,645
23,000	Nomura Co. Ltd.	65,627
9	Nomura Real Estate Residential Fund, Inc. REIT	39,567
58,000	Noritake Co. Ltd.	194,304
9,600	Noritsu Koki Co. Ltd.	83,800
9,000	Noritz Corp.	100,819
3,700	NS Solutions Corp.	65,925
10,600	NSD Co. Ltd.	111,461
115,000	NSK Ltd.	623,461
141,000	NTN Corp.	570,705
960	Obic Co. Ltd.	163,847
15,000	Oenon Holdings, Inc.	31,863
51,000	Ogaki Kyoritsu Bank Ltd. (The)	225,289
3,600	Ohara, Inc.	50,790
4,838	Oiles Corp.	76,437
47,000	Oita Bank Ltd. (The)	235,931
17,800	Okabe Co. Ltd.	69,037
13,000	Okamoto Industries, Inc.	47,398
24,000	Okamura Corp.	149,897
48,000	Okasan Securities Group, Inc.	245,517
135,000	Oki Electric Industry Co. Ltd.(b)	144,095
2,860	Okinawa Electric Power Co., Inc. (The)	150,821
32,000	OKK Corp.	30,098
55,000	OKUMA Corp.	248,190
56,000	Okumura Corp.	233,765
17,000	Okura Industrial Co. Ltd.(b)	43,836
9,000	Okuwa Co. Ltd.	101,390
3,700	Olympic Corp.	23,696
7,000	ONO Sokki Co. Ltd.	28,925
7,000	Onoken Co. Ltd.	73,088
59,000	Onward Holdings Co. Ltd.	419,625
10,000	Organo Corp.	73,131
15,000	Origin Electric Co. Ltd.	46,288
7,100	Osaka Steel Co. Ltd.	122,529
1,300	OSAKA Titanium Technologies Co.	45,062
6,000	Osaki Electric Co. Ltd.	65,881
10,600	OSG Corp.	97,346
2,100	Otsuka Corp.	109,633
7,100	Oyo Corp.	70,981
86	Pacific Golf Group International Holdings KK	48,987
19,000	Pacific Industrial Co. Ltd.	86,140
9,000	Pacific Metals Co. Ltd.	71,810
1,900	Pack Corp. (The)	29,476
17,000	PanaHome Corp.	99,530
7,700	Paramount Bed Co. Ltd.	121,328
16,300	Parco Co. Ltd.	142,114
4,600	Paris Miki Holdings, Inc.	45,064
13,000	Park24 Co. Ltd.	108,808
27	Pasona Group, Inc.	18,319
109,000	Penta-Ocean Construction Co. Ltd.(b)	148,597

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
2,900	Pigeon Corp.	$104,507
19	Pilot Corp.	22,770
2,400	Piolax, Inc.	41,291
45,500	Pioneer Corp.(b)	133,194
57,000	Press Kogyo Co. Ltd.	99,995
38,000	Prima Meat Packers Ltd.	42,970
3,300	Pronexus, Inc.	25,493
17,000	PS Mitsubishi Construction Co. Ltd.(b)	70,605
17,400	QP Corp.	181,677
27,500	Raito Kogyo Co. Ltd.	72,946
31,000	Rasa Industries Ltd.(b)	39,313
30,000	Rengo Co. Ltd.	188,322
28,300	Renown, Inc.(b)	63,105
10,000	Resort Solution Co. Ltd.	16,275
6,192	Resorttrust, Inc.	69,756
30,000	Rhythm Watch Co. Ltd.(b)	44,703
5,400	Ricoh Leasing Co. Ltd.	107,401
5,000	Right On Co. Ltd.	49,934
31,000	Riken Corp.	97,627
4,500	Riken Keiki Co. Ltd.	31,149
9,000	Riken Technos Corp.	19,593
2,600	Riken Vitamin Co. Ltd.	73,775
3,700	Ringer Hut Co. Ltd.(b)	47,196
5,200	Rinnai Corp.	226,959
73	Risa Partners, Inc.	64,572
2,400	Rock Field Co. Ltd.	30,081
18,000	Rohto Pharmaceutical Co. Ltd.	191,746
9,300	Roland Corp.	109,978
2,200	Roland DG Corp.	31,596
13,400	Round One Corp.	124,335
6,000	Royal Holdings Co. Ltd.	65,247
61,000	Ryobi Ltd.	157,939
23,000	Ryoden Trading Co. Ltd.	135,387
3,400	Ryohin Keikaku Co. Ltd.	141,210
11,900	Ryosan Co. Ltd.	305,596
3,300	Ryoshoku Ltd.	75,678
10,100	Ryoyo Electro Corp.	86,457
5,000	S Foods, Inc.	43,857
119,000	S Science Co. Ltd.(b)	2,515
4,000	Sagami Chain Co. Ltd.(b)	35,635
39,000	Sagami Railway Co. Ltd.	164,037
65,000	Saibu Gas Co. Ltd.	173,791
5,000	Saizeriya Co. Ltd.	79,260
44,000	Sakai Chemical Industry Co. Ltd.	184,602
25,000	Sakata INX Corp.	97,754
9,300	Sakata Seed Corp.	138,579
24,000	San-Ai Oil Co. Ltd.	112,613
41,000	Sanden Corp.(b)	115,255
7,500	Sanei-International Co. Ltd.	82,114
70,000	San-In Godo Bank Ltd. (The)	659,868
9,000	Sankei Building Co. Ltd. (The)	59,445
55,000	Sanken Electric Co. Ltd.	217,384
23,000	Sanki Engineering Co. Ltd.	180,597
10,000	Sankyo Seiko Co. Ltd.	24,095

Shares		Value

JAPAN (continued)
114,000	Sankyo-Tateyama Holdings, Inc.(b)	$102,404
34,000	Sankyu, Inc.	128,993
20,600	Sanoh Industrial Co. Ltd.	124,743
9,400	Sanrio Co. Ltd.	79,770
14,200	Sanshin Electronics Co. Ltd.	126,055
2,800	Santen Pharmaceutical Co. Ltd.	87,440
67,000	Sanwa Holdings Corp.	242,864
25,000	Sanyo Chemical Industries Ltd.	141,083
9,000	Sanyo Denki Co. Ltd.	36,238
40,000	Sanyo Shokai Ltd.	132,734
33,000	Sanyo Special Steel Co. Ltd.	134,267
141,500	Sapporo Hokuyo Holdings, Inc.(b)	477,025
35,000	Sapporo Holdings Ltd.	211,572
18,000	Sasebo Heavy Industries Co. Ltd.	36,523
8,200	Sato Corp.	71,233
4,600	Sato Shoji Corp.	24,452
3,000	Satori Electric Co. Ltd.	18,737
11,000	SAXA Holdings, Inc.(b)	24,412
5,554	SBI Holdings, Inc.	1,122,832
1,600	Secom Joshinetsu Co. Ltd.	31,535
2,500	Secom Techno Service Co. Ltd.	70,013
28,600	Sega Sammy Holdings, Inc.	377,203
13,000	Seika Corp.	30,362
5,600	Seikagaku Corp.	64,093
36,000	Seiko Holdings Corp.	92,830
67,000	Seino Holdings Corp.	524,671
23,000	Seiren Co. Ltd.	127,852
13,000	Sekisui Jushi Corp.	105,374
29,000	Sekisui Plastics Co. Ltd.	110,024
29,000	Senko Co. Ltd.	106,959
13,400	Senshukai Co. Ltd.	89,640
5,000	Shibaura Mechatronics Corp.	19,974
13,000	Shibusawa Warehouse Co. Ltd. (The)	49,596
5,100	Shibuya Kogyo Co. Ltd.	41,770
83,000	Shiga Bank Ltd. (The)	512,254
61,000	Shikibo Ltd.	110,235
40,000	Shikoku Bank Ltd. (The)	144,993
15,000	Shikoku Chemicals Corp.	76,565
9,400	Shikoku Coca-Cola Bottling Co. Ltd.	92,485
3,600	Shima Seiki Manufacturing Ltd.	90,737
19,300	Shimachu Co. Ltd.	409,966
32,000	Shimadzu Corp.	248,222
3,000	Shimizu Bank Ltd. (The)	117,622
7,200	Shin Nippon Air Technologies Co. Ltd.	52,350
31,000	Shinagawa Refractories Co. Ltd.	78,299
29,000	Shindengen Electric Manufacturing Co. Ltd.	67,731
21,100	Shin-Etsu Polymer Co. Ltd.	134,460
8,200	Shinkawa Ltd.	125,481

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Shin-Keisei Electric Railway Co. Ltd.	$32,909
12,000	Shinko Electric Industries Co. Ltd.	189,337
5,000	Shinko Plantech Co. Ltd.	41,057
8,000	Shinko Shoji Co. Ltd.	72,454
8,000	Shin-Kobe Electric Machinery Co. Ltd.	83,445
41,000	Shinmaywa Industries Ltd.	149,918
16,000	Shinsho Corp.	26,547
27,000	Shinwa Kaiun Kaisha Ltd.	78,753
15,000	Shiroki Corp.	28,851
10,000	Shizuoka Gas Co. Ltd.	65,205
4,900	SHO-BOND Holdings Co. Ltd.	92,692
18,000	Shochiku Co. Ltd.	149,326
5,000	Showa Aircraft Industry Co. Ltd.	37,517
15,100	Showa Corp.	85,374
359,000	Showa Denko KK	667,731
32,000	Showa Sangyo Co. Ltd.	97,395
11,600	Siix Corp.	58,843
11,000	Sinanen Co. Ltd.	55,102
22,000	Sinfonia Technology Co. Ltd.	54,637
22,300	Sintokogio Ltd.	156,247
231	SKY Perfect JSAT Holdings, Inc.	86,663
32,000	SMK Corp.	180,925
33,000	Snow Brand Milk Products Co. Ltd.	108,808
8,000	Sodick Co. Ltd.	20,206
1,200	Sogo Medical Co. Ltd.	26,631
19,500	Sohgo Security Services Co. Ltd.	220,296
534,500	Sojitz Corp.	1,118,425
14	So-Net Entertainment Corp.	28,777
9,400	Sorun Corp.	52,849
3,100	Square Enix Holdings Co. Ltd.	68,962
2,500	SRA Holdings, Inc.	21,797
35	SRI Sports Ltd.	27,112
16,000	SSP Co. Ltd.	82,515
5,000	ST Corp.	52,840
1,000	St. Marc Holdings Co. Ltd.	32,127
21,900	Stanley Electric Co. Ltd.	454,548
11,000	Star Micronics Co. Ltd.	111,947
13,000	Starzen Co. Ltd.	30,225
2,000	Stella Chemifa Corp.	73,554
4,200	Sugi Holdings Co. Ltd.	89,437
2,900	Sugimoto & Co. Ltd.	27,766
8,100	Sumida Corp.	53,073
37,000	Sumikin Bussan Corp.	89,152
12,000	Suminoe Textile Co. Ltd.	19,276
5,600	Sumiseki Holdings, Inc.(b)	6,096
8,800	Sumisho Computer Systems Corp.	148,519
76,000	Sumitomo Bakelite Co. Ltd.	428,090
12,300	Sumitomo Densetsu Co. Ltd.	63,434
48,700	Sumitomo Forestry Co. Ltd.	387,541

Shares		Value

JAPAN (continued)
150,000	Sumitomo Heavy Industries Ltd.	$724,439
97,000	Sumitomo Light Metal Industries Ltd.(b)	95,334
37,800	Sumitomo Mitsui Construction Co. Ltd.(b)	38,749
116,000	Sumitomo Osaka Cement Co. Ltd.	220,660
12,300	Sumitomo Pipe & Tube Co. Ltd.	67,853
7,000	Sumitomo Precision Products Co. Ltd.	26,853
1,370	Sumitomo Real Estate Sales Co. Ltd.	61,098
32,500	Sumitomo Rubber Industries, Inc.	282,325
13,000	Sumitomo Seika Chemicals Co. Ltd.	53,580
56,000	Sumitomo Warehouse Co. Ltd. (The)	237,316
4,400	Sundrug Co. Ltd.	98,346
10,500	Sunx Ltd.	34,954
25,000	Suruga Bank Ltd.	265,786
12,700	Suzuken Co. Ltd.	383,181
102,000	SWCC Showa Holdings Co. Ltd.(b)	119,651
4,100	Sysmex Corp.	157,284
6,800	T. Hasegawa Co. Ltd.	96,511
13,000	T. RAD Co. Ltd.	30,087
5,000	Tachibana Eletech Co. Ltd.	43,487
9,800	Tachi-S Co. Ltd.	89,274
38,000	Tadano Ltd.	182,320
8,000	Taihei Dengyo Kaisha Ltd.	78,880
22,000	Taihei Kogyo Co. Ltd.	65,099
291,000	Taiheiyo Cement Corp.	439,768
9,900	Taiho Kogyo Co. Ltd.	71,772
9,400	Taikisha Ltd.	103,412
250,000	Taisei Corp.	568,032
23,000	Taisei Rotec Corp.	35,731
45,000	Taiyo Yuden Co. Ltd.	615,852
7,000	Takagi Securities Co. Ltd.	15,091
6,600	Takamatsu Construction Group Co. Ltd.	105,321
6,500	Takano Co. Ltd.	42,246
23,000	Takara Holdings, Inc.	153,374
3,800	Takara Printing Co. Ltd.	33,251
31,000	Takara Standard Co. Ltd.	184,116
16,000	Takasago International Corp.	86,066
21,000	Takasago Thermal Engineering Co. Ltd.	185,754
91,000	Takashimaya Co. Ltd.	750,119
10,600	Takata Corp.	186,067
11,000	Takiron Co. Ltd.	34,758
31,000	Takuma Co. Ltd.(b)	75,022
37,000	Tamura Corp.	146,240
14,000	Tatsuta Electric Wire and Cable Co. Ltd.	34,769

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
13,000	TCM Corp.(b)	$18,547
27,000	Teac Corp.(b)	14,838
11,170	Tecmo Koei Holdings Co. Ltd.(b)	85,937
294,000	Teijin Ltd.	932,100
800	Teikoku Electric Manufacturing Co. Ltd.	18,388
9,800	Teikoku Piston Ring Co. Ltd.	45,569
8,000	Teikoku Tsushin Kogyo Co. Ltd.	21,812
72,000	Tekken Corp.(b)	70,003
8,300	Tenma Corp.	99,907
26	T-GAIA Corp.	39,237
21,400	THK Co. Ltd.	351,446
5,600	TKC Corp.	108,005
78,000	Toa Corp.	102,214
18,000	Toa Road Corp.	32,719
82,000	Toagosei Co. Ltd.	248,708
13,000	Tobu Store Co. Ltd.	42,314
31,400	TOC Co. Ltd.	129,084
3,000	Tocalo Co. Ltd.	54,563
41,000	Tochigi Bank Ltd. (The)	197,580
96,000	Toda Corp.	366,246
15,000	Toda Kogyo Corp.	57,543
26,000	Toei Co. Ltd.	136,560
16,000	Toenec Corp.	92,830
62,000	Toho Bank Ltd. (The)	280,433
9,000	Toho Real Estate Co. Ltd.	46,034
2,100	Toho Titanium Co. Ltd.	34,110
37,000	Toho Zinc Co. Ltd.	154,452
13,000	Tohoku Bank Ltd. (The)	21,295
49,000	Tokai Carbon Co. Ltd.	262,542
13,000	Tokai Corp.	58,663
16,800	Tokai Rika Co. Ltd.	335,556
16,500	Tokai Rubber Industries, Inc.	210,119
83,000	Tokai Tokyo Financial Holdings	304,370
39,000	Toko, Inc.(b)	69,242
27,000	Tokushima Bank Ltd. (The)	141,527
31,840	Tokushu Tokai Holdings Co. Ltd.	85,131
67,000	Tokuyama Corp.	506,970
12,000	Tokyo Dome Corp.	38,045
15	Tokyo Electron Device Ltd.	19,530
16,000	Tokyo Energy & Systems, Inc.	130,367
26,000	Tokyo Keiki, Inc.	34,621
14,000	Tokyo Kikai Seisakusho Ltd.	26,927
18,800	Tokyo Ohka Kogyo Co. Ltd.	402,325
11,000	Tokyo Rakutenchi Co. Ltd.	44,407
21,000	Tokyo Rope Manufacturing Co. Ltd.	65,913
11,900	Tokyo Seimitsu Co. Ltd.	164,997
39,400	Tokyo Steel Manufacturing Co. Ltd.	437,199
30,000	Tokyo Style Co. Ltd.	241,585
88,000	Tokyo Tatemono Co. Ltd.	431,514

Shares		Value

JAPAN (continued)
12,000	Tokyo Tekko Co. Ltd.	$39,059
12,000	Tokyo Tomin Bank Ltd. (The)	224,465
34,000	Tokyotokeiba Co. Ltd.	54,975
2,300	Tokyu Community Corp.	50,922
10,980	Tokyu Construction Co. Ltd.(b)	32,954
64,000	Tokyu Land Corp.	258,367
3,900	Tokyu Livable, Inc.	38,742
12,000	Toli Corp.	26,631
18,000	Tomato Bank Ltd.	43,561
3,500	Tomen Electronics Corp.	41,131
14,800	Tomoe Corp.	36,912
15,000	Tomoku Co. Ltd.	33,131
8,436	Tomy Co. Ltd.	74,977
17,000	Tonami Holdings Co. Ltd.	47,429
22,100	Topcon Corp.	118,178
9,500	Toppan Forms Co. Ltd.	119,672
14,800	Topre Corp.	126,690
75,000	Topy Industries Ltd.	176,750
6,500	Tori Holdings Co. Ltd.(b)	3,641
6,300	Torii Pharmaceutical Co. Ltd.	113,783
5,000	Torishima Pump Manufacturing Co. Ltd.	72,074
43,000	Toshiba Machine Co. Ltd.	157,686
17,000	Toshiba Plant Systems & Services Corp.	205,168
58,000	Toshiba TEC Corp.	248,856
23,000	Tosho Printing Co. Ltd.	57,849
147,000	Tosoh Corp.	430,320
16,000	Totetsu Kogyo Co. Ltd.	101,284
38,000	TOTO Ltd.	260,629
17,000	Tottori Bank Ltd. (The)	46,711
4,500	Touei Housing Corp.(b)	27,059
84,000	Towa Bank Ltd. (The)(b)	55,038
2,000	Towa Pharmaceutical Co. Ltd.	100,819
36,000	Toyo Construction Co. Ltd.	20,544
7,200	Toyo Corp.	70,155
7,000	Toyo Electric Manufacturing Co. Ltd.	59,625
13,000	Toyo Engineering Corp.	40,666
87,000	Toyo Ink Manufacturing Co. Ltd.	285,020
19,000	Toyo Kanetsu K K	37,548
26,000	Toyo Kohan Co. Ltd.	100,840
38,000	Toyo Securities Co. Ltd.(b)	98,388
4,000	Toyo Suisan Kaisha Ltd.	99,974
700	Toyo Tanso Co. Ltd.	37,136
60,000	Toyo Tire & Rubber Co. Ltd.(b)	131,255
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,184
133,000	Toyobo Co. Ltd.	250,188
16,900	Toyoda Gosei Co. Ltd.	523,297
10,700	Toyota Auto Body Co. Ltd.	201,505
10,200	Toyota Boshoku Corp.	199,634
12,600	Transcosmos, Inc.(b)	159,789
8,100	Trusco Nakayama Corp.	128,830
53,000	Tsubakimoto Chain Co.	183,155

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
34,000	Tsugami Corp.	$72,941
15,000	Tsukishima Kikai Co. Ltd.	88,930
8,900	Tsumura & Co.	287,810
3,100	Tsuruha Holdings, Inc.	98,283
5,000	Tsurumi Manufacturing Co. Ltd.	34,399
4,000	Tsutsumi Jewelry Co. Ltd.	80,571
31	TV Asahi Corp.	47,634
149,000	Ube Industries Ltd.	431,450
15,000	Ube Material Industries Ltd.	38,362
32,000	Uchida Yoko Co. Ltd.	111,937
6,900	Ulvac, Inc.	186,309
1,300	Unicharm Petcare Corp.	41,215
34,000	Uniden Corp.(b)	98,452
3,300	Unimat Life Corp.	31,178
2,500	Union Tool Co.	69,353
94,000	Unitika Ltd.(b)	84,439
79,000	UNY Co. Ltd.	644,523
18,100	U-Shin Ltd.	95,449
15,000	Ushio, Inc.	282,959
3,150	USS Co. Ltd.	197,073
15,700	Valor Co. Ltd.	130,080
2,800	Vital KSK Holdings, Inc.(b)	15,328
18,000	Wacoal Holdings Corp.	231,503
5,100	Warabeya Nichiyo Co. Ltd.	61,443
5,500	WATAMI Co. Ltd.	108,634
22,000	Wood One Co. Ltd.	63,239
5,100	Xebio Co. Ltd.	110,758
6,300	Yachiyo Bank Ltd. (The)	183,424
4,000	Yahagi Construction Co.	26,124
1,700	YAMABIKO Corp.	21,738
38,000	Yamagata Bank Ltd. (The)	205,612
18,000	Yamaguchi Financial Group, Inc.	246,341
65,500	Yamaha Corp.	870,103
50,000	Yamanashi Chuo Bank Ltd. (The)	257,860
9,300	Yamatake Corp.	204,428
29,000	Yamatane Corp.	43,519
6,600	Yamato Kogyo Co. Ltd.	205,760
9,000	Yamazaki Baking Co. Ltd.	113,088
18,200	Yamazen Corp.	77,128
2,500	Yaoko Co. Ltd.	78,336
26,000	Yaskawa Electric Corp.	184,919
5,000	Yasuda Warehouse Co. Ltd. (The)	35,350
11,400	Yellow Hat Ltd.	90,357
55,000	Yodogawa Steel Works Ltd.	263,302
3,000	Yokogawa Bridge Holdings Corp.	24,412
75,500	Yokogawa Electric Corp.	592,032
19,000	Yokohama Reito Co. Ltd.	119,472
58,000	Yokohama Rubber Co. Ltd. (The)	308,312
3,700	Yokowo Co. Ltd.	19,629
5,000	Yomeishu Seizo Co. Ltd.	47,028
14,000	Yomiuri Land Co. Ltd.	45,569

Shares		Value

JAPAN (continued)
7,000	Yondenko Corp.	$34,029
4,500	Yonekyu Corp.	43,038
3,500	Yonex Co. Ltd.	25,818
8,300	Yorozu Corp.	96,398
6,000	Yoshimoto Kogyo Co. Ltd.	73,363
52	Yoshinoya Holdings Co. Ltd.	62,098
72,000	Yuasa Trading Co. Ltd.	82,938
3,600	Yukiguni Maitake Co. Ltd.	14,077
22,000	Yuraku Real Estate Co. Ltd.	51,847
20,000	Yurtec Corp.	117,305
2,640	Yushin Precision Equipment Co. Ltd.	43,049
3,000	Yushiro Chemical Industry Co. Ltd.	43,593
6,400	Zenrin Co. Ltd.	92,728
14,300	Zensho Co. Ltd.	85,384
72,000	Zeon Corp.	300,555
5,000	ZERIA Pharmaceutical Co. Ltd.	52,153
8,300	Zuken, Inc.	68,593

		147,828,890

LIECHTENSTEIN — 0.0%
1,292	Verwalt & Privat-Bank AG	166,842

LUXEMBOURG — 0.0%
48,800	Acergy SA	520,368
2,150	Elcoteq SE(b)	2,758
5,544	Oriflame Cosmetics SA	275,049
220,632	Regus Plc	257,067

		1,055,242

MALAYSIA — 0.2%
61,000	Aeon Co. (Malaysia) Berhad	77,928
226,400	Affin Holdings Berhad	115,691
96,700	AirAsia Berhad(b)	41,178
148,600	Alliance Financial Group Berhad	104,199
45,800	Amway (Malaysia) Holdings Berhad	94,916
58,400	ANN JOO Resources Berhad	39,293
85,200	Bandar Raya Developements Berhad	36,523
22,000	Batu Kawan Berhad	56,210
436,600	Berjaya Corp. Berhad	115,270
66,100	Boustead Holdings Berhad	74,310
75,100	Carlsberg Brewery-Malaysia Berhad	98,925
34,000	Chemical Co. of Malaysia Berhad	24,420
369,300	DRB-Hicom Berhad	116,373
166,900	Eastern & Oriental Berhad(b)	52,593
79,400	EON Capital Berhad	108,647
18,500	Fraser & Neave Holdings Berhad	49,631
248,600	Gamuda Berhad	237,132
48,100	Genting Plantations Berhad	77,151
76,900	Guinness Anchor Berhad	135,353

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

MALAYSIA (continued)
102,700	GuocoLand Malaysia Berhad	$29,447
60,800	HAP Seng Consolidated Berhad	44,359
110,500	Hap Seng Plantations Holdings Berhad	69,955
54,100	Hong Leong Financial Group Berhad	78,328
51,500	Hong Leong Industries Berhad	53,218
30,500	Hume Industries-Malaysia Berhad	26,149
213,100	IGB Corp. Berhad	107,684
277,100	IJM Corp. Berhad	475,928
34,000	IJM Land Berhad(b)	15,444
97,200	IJM Plantations Berhad	79,471
32,800	JT International Berhad(b)	43,019
54,900	KFC Holdings Malaysia Berhad	113,774
159,300	KLCC Property Holdings Berhad	142,906
538,200	KNM Group Berhad	133,691
58,700	Kulim Malaysia Berhad	120,816
18,200	Lafarge Malayan Cement Berhad	31,001
157,800	Landmarks Berhad(b)	63,165
97,400	Lingkaran Trans Kota Holdings Berhad	69,404
322,800	Lion Corp. Berhad(b)	44,445
112,000	Lion Industries Corp. Berhad	49,919
50,000	Malaysia Airports Holdings Berhad	50,248
50,100	Malaysian Airline System Berhad(b)	44,091
64,800	Malaysian Bulk Carriers Berhad	58,867
247,500	Malaysian Resources Corp. Berhad(b)	99,070
10,000	MEASAT Global Berhad(b)	5,990
112,000	Media Prima Berhad	48,965
279,900	MMC Corp. Berhad	193,089
46,000	MNRB Holdings Berhad	42,572
106,100	Muhibbah Engineering M Berhad	45,181
450,000	Mulpha International Berhad(b)	69,624
29,100	Naim Cendera Holdings Berhad	18,175
58,700	NCB Holdings Berhad	47,327
70,500	Oriental Holdings Berhad	104,074
199,300	OSK Holdings Berhad	81,474
58,300	Padiberas Nasional Berhad	31,777
48,600	Parkson Holdings Berhad	74,504
17,000	Pelikan International Corp. Berhad(b)	7,191
106,300	POS Malaysia Berhad	70,615
86,870	Puncak Niaga Holdings Berhad	78,917
143,700	Ranhill Berhad	39,979
49,000	Sarawak Energy Berhad	29,908
260,900	Scomi Group Berhad	49,995
75,100	Shangri-La Hotels (Malaysia) Berhad	36,671
28,400	Shell Refining Co. Federation of Malaya Berhad	84,656

Shares		Value

MALAYSIA (continued)
90,800	SP Setia Berhad	$114,451
91,200	Star Publications Malaysia Berhad	81,815
41,790	Subur Tiasa Holdings Berhad	26,812
62,400	Sunrise Berhad(b)	33,304
104,800	Sunway City Berhad	90,445
153,500	Sunway Holdings Berhad	60,572
51,600	Ta Ann Holdings Berhad	70,021
325,600	TA Enterprise Berhad	100,753
210,800	TAN Chong Motor Holdings Berhad	110,711
170,200	Time dotCom Berhad(b)	19,569
140,000	Titan Chemicals Corp.(b)	42,129
60,480	Top Glove Corp. Berhad	118,470
275,400	Tradewinds Corp. Berhad(b)	55,510
99,300	Uchi Technologies Berhad	38,057
80,250	UEM Land Holdings Berhad(b)	39,185
38,700	United Plantations Berhad	139,529
105,000	Wah Seong Corp. Berhad	60,809
141,900	WTK Holdings Berhad	51,966
78,300	YNH Property Berhad	40,234
95,600	Zelan Berhad	26,326

		6,181,494

MEXICO — 0.2%
107,100	Alfa SAB de CV - Series A	406,784
22,000	Alsea SAB de CV(b)	12,875
82,600	Axtel SAB de CV - CPO Shares(b)	44,649
27,400	Banco Compartamos SA de CV	90,649
154,500	Carso Infraestructura y Construccion SAB de CV(b)	76,846
10,500	Cia Minera Autlan SAB de CV - Series B	20,763
386,400	Consorcio ARA SAB de CV(b)	197,456
158,600	Corp. GEO SAB de CV - Series B(b)	338,596
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	48,272
27,800	Corp. Moctezuma SAB de CV	58,698
18,500	Desarrolladora Homex SAB de CV(b)	108,361
241,200	Embotelladoras Arca SAB de CV	596,198
179,850	Empresas ICA Sociedad Controladora SAB de CV(b)	330,726
90,117	Gruma SAB de CV - Series B(b)	131,672
33,800	Grupo Aeroportuario del Centro Norte SAB de CV	45,676
88,000	Grupo Aeroportuario del Pacifico SAB de CV - Series B	245,233
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	727,822
120,492	Grupo Cementos de Chihuahua SAB de CV	273,750

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

MEXICO (continued)
109,000	Grupo Continental SAB de CV	$222,803
250,100	Grupo Financiero Banorte SAB de CV - Series O	619,712
57,500	Grupo Industrial Maseca SAB de CV - Series B(c)	31,342
32,600	Grupo Industrial Saltillo SAB de CV(b)(c)	7,725
22,817	Grupo Iusacell SA de CV(b)	76,005
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	1,857
45,400	Grupo Simec SAB de CV - Series B(b)	107,580
101,300	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	82,058
138,400	Industrias CH SAB de CV - Series B(b)	487,213
5,700	Industrias Penoles SAB de CV	90,620
116,500	Mexichem SAB de CV	154,963
95,600	Organizacion Soriana SAB de CV - Series B(b)	238,910
13,100	Promotora y Operadora de Infraestructura SAB de CV(b)	23,306
25,500	Qualitas Compania de Seguros SA de CV	9,846
784,800	TV Azteca SA de CV	333,313
106,000	Urbi Desarrollos Urbanos SAB de CV(b)	183,287

		6,425,566

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,354

NETHERLANDS — 0.4%
21,296	Aalberts Industries NV	197,902
1,723	Accell Group	76,375
8,272	Arcadis NV	156,100
16,551	ASM International NV(b)	278,952
2,250	Beter BED Holding NV	32,550
4,451	Brunel International	101,504
16,683	Crucell NV(b)	414,216
3,083	Crucell NV - ADR(b)	76,366
3,048	Draka Holding(b)	49,177
3,556	Exact Holding NV	93,612
9,788	Fugro NV - CVA	439,240
903	Gamma Holding NV(b)	5,148
2,624	Grontmij - CVA	65,150
4,045	Heijmans NV - CVA(b)	6,163
16,275	Imtech NV	345,862
2,814	Innoconcepts(b)	11,174
69,382	James Hardie Industries NV(b)	301,164
1,128	KAS Bank NV - CVA	17,685
419	Kendrion NV	5,375
45,232	Koninklijke BAM Groep NV	395,839
12,932	Koninklijke Boskalis Westminster NV - CVA	323,388

Shares		Value

NETHERLANDS (continued)
74,944	Koninklijke DSM NV	$2,678,975
6,156	Koninklijke Vopak NV(b)	369,039
2,980	Macintosh Retail Group NV	43,323
13,584	Mediq NV	179,827
6,925	Nutreco Holding NV	297,536
6,925	Nutreco Holding NV Coupon(d)	0
18,340	OCE NV	90,418
23,562	Ordina NV(b)	107,129
31,667	Qiagen NV(b)	600,744
44,158	Randstad Holding NV(b)	1,529,396
31,103	SBM Offshore NV	594,921
6,716	Sligro Food Group NV	177,757
5,103	Smit International NV	356,390
27,677	SNS Reaal	158,975
9,011	Super De Boer(b)	36,347
9,199	Telegraaf Media Groep NV	151,435
9,005	Ten Cate NV	170,574
6,398	TKH Group NV	93,014
20,915	TNT NV	496,784
20,915	TNT NV- Coupon, Expires 8/6/09(d)	0
27,942	TomTom NV(b)	307,055
6,421	Unit 4 Agresso NV(b)	115,313
28,285	USG People NV(b)	376,940
23,244	Van der Moolen Holding NV(b)	37,039
6,766	Wavin NV	12,430
32,456	Wolters Kluwer NV	638,379

		13,012,682

NEW ZEALAND — 0.1%
124,893	Air New Zealand Ltd.	90,968
955	Allied Medical Ltd.(b)(c)(d)	0
293,121	Auckland International Airport Ltd.	329,954
177,546	Fisher & Paykel Appliances Holdings Ltd.	102,279
75,034	Fisher & Paykel Healthcare Corp. Ltd.	161,472
146,486	Fletcher Building Ltd.	696,430
17,741	Freightways Ltd.	36,534
72,534	Infratil Ltd.	86,451
14,506	Mainfreight Ltd.	43,703
97,408	New Zealand Oil & Gas Ltd.	104,488
31,497	New Zealand Refining Co. Ltd. (The)	148,076
37,028	Nuplex Industries Ltd.	46,584
35,209	PGG Wrightson Ltd.	21,682
36,901	Port of Tauranga Ltd.	154,912
76,230	Ryman Healthcare Ltd.	88,333
15,128	Sanford Ltd.	53,090
65,087	Sky City Entertainment Group Ltd.	141,791
71,497	Sky Network Television Ltd.	204,517
16,969	Steel & Tube Holdings Ltd.	35,394
44,405	Tower Ltd.	51,161

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

NEW ZEALAND (continued)
13,055	TrustPower Ltd.	$67,426
49,480	Vector Ltd.	65,854
34,146	Warehouse Group Ltd. (The)	90,213

		2,821,312

NORWAY — 0.3%
31,000	Acta Holding ASA(b)	13,150
70,000	Aker Solutions ASA	600,706
7,600	Aktiv Kapital ASA(b)	47,117
34,500	Atea ASA	171,671
23,800	Austevoll Seafood ASA(b)	111,051
19,520	Blom ASA(b)	49,043
4,500	Bonheur ASA	115,263
97,500	BW Offshore Ltd.(b)	114,211
3,200	Camillo Eitzen & Co. ASA(b)	5,122
26,200	Cermaq ASA(b)	185,938
5,000	Copeinca ASA(b)	23,248
136,848	DNO International ASA(b)	167,447
5,000	DOF ASA(b)	28,959
25,800	EDB Business Partner ASA(b)	75,765
19,000	Eitzen Chemical ASA(b)	9,454
5,500	Ekornes ASA	78,066
4,800	Electromagnetic Geoservices AS(b)	3,211
3,400	Farstad Shipping ASA	66,841
5,300	Fred Olsen Energy ASA	192,789
6,500	Ganger Rolf ASA	155,887
12,320	Kongsberg Gruppen ASA	148,738
1,127,000	Marine Harvest(b)	707,886
83,634	Norse Energy Corp. ASA(b)	43,663
288,200	Norsk Hydro ASA(b)	1,692,680
51,200	Norske Skogindustrier ASA(b)	81,192
4,652	Norwegian Air Shuttle AS(b)	44,779
3,050	Odfjell ASA - Class A	23,785
8,600	ODIM ASA	54,439
72,800	Petroleum Geo-Services ASA(b)	510,833
21,000	Pronova BioPharma A/S(b)	65,438
48,951	Renewable Energy Corp. A/S(b)	388,688
5,000	Rieber & Son ASA	34,261
18,600	Schibsted ASA(b)	211,810
94,274	Sevan Marine ASA(b)	123,044
3,800	Solstad Offshore ASA	61,376
9,593	Songa Offshore SE(b)	34,588
10,056	SpareBank 1 SMN	65,624
110,200	Storebrand ASA(b)	597,794
17,000	Tandberg ASA	360,527
42,000	TGS Nopec Geophysical Co. ASA(b)	476,088
24,200	Tomra Systems ASA	91,992
15,000	Veidekke ASA	88,099
3,250	Wilh Wilhelmsen ASA - Class A	58,325

		8,180,588

PERU — 0.0%
23,658	Hochschild Mining Plc	98,601

Shares		Value

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	$160,732
90,000	Aboitiz Power Corp.	10,483
908,000	Ayala Land, Inc.	171,855
179,600	Banco de Oro Unibank, Inc.	130,740
5,289	China Banking Corp.	37,951
61,000	DMCI Holdings, Inc.	9,389
1,414,000	Energy Development Corp.	132,342
80,000	Filinvest Development Corp.	3,760
2,159,375	Filinvest Land, Inc.	44,014
88,100	First Philippine Holdings Corp.(b)	72,378
155,000	Jollibee Foods Corp.	162,802
127,000	Manila Water Co., Inc.	42,263
3,091,696	Megaworld Corp.	88,738
190,500	Metropolitan Bank & Trust	154,524
66,200	Philippine National Bank(b)	32,012
7,400	Philippine Stock Exchange, Inc.	44,249
100,000	Rizal Commercial Banking Corp.	34,838
321,900	Robinsons Land Corp.	60,925
26,700	Security Bank Corp.	23,601
323,815	Universal Robina Corp.	59,941
1,823,000	Vista Land & Lifescapes, Inc.(b)	94,790

		1,572,327

POLAND — 0.1%
16,598	Agora SA(b)	105,554
14,296	Alchemia SA(b)	33,663
7,270	Apator SA	47,733
17,720	Asseco Poland SA	364,871
1,272	Bank BPH SA(b)	22,584
47,167	Bank Millennium SA(b)	66,315
4,954	Bank Zachodni WBK SA(b)	219,682
38,229	Barlinek SA(b)	54,143
998,357	Bioton SA(b)	102,957
2,016	BRE Bank SA(b)	133,751
6,112	Budimex SA	147,807
30,594	Cersanit-Krasnystaw SA(b)	130,935
3,727	Ciech SA(b)	42,842
1,000	Dom Development SA	12,375
155,994	Echo Investment SA(b)	193,582
526	Elektrobudowa SA	29,292
32,056	Eurocash SA	135,539
21,032	Fabryka Kotlow Rafako SA	75,118
6,186	Farmacol SA(b)	78,892
4,055	Firma Oponiarska Debica SA(b)	87,817
78,846	Getin Holdings SA(b)	197,586
4,706	Grupa Kety SA(b)	137,829
28,521	Grupa Lotos SA(b)	227,262
45,450	Impexmetal SA	28,123
4,255	Koelner SA(b)	18,137
350	LPP SA(b)	174,456
5,176	Mondi Swiecie SA(b)	82,025
8,958	Mostostal Zabrze SA(b)	18,445
1,856	Mostostal-Warszawa SA(b)	42,747

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

POLAND (continued)
37,549	Multimedia Polska SA(b)	$98,098
90,939	Netia SA(b)	128,169
3,805	NG2 SA(b)	58,859
31,220	Noble Bank SA	46,040
12,374	Orbis SA(b)	185,033
1,308	PBG SA(b)	101,617
16,684	Pfleiderer Grajewo SA(b)	59,531
132,505	Polimex Mostostal SA(b)	177,642
3,298	Polska Grupa Farmaceutyczna SA(b)	41,947
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	72,746
6,488	Sygnity SA(b)	39,632
363,944	Synthos SA(b)	148,878
27,465	TVN SA	127,457
7,830	Vistula Group SA(b)	6,944
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA(b)	23,726
1,517	Zaklady Azotowe Pulawy SA	43,022
2,268	Zaklady Tluszczowe Kruszwica	41,827

		4,413,230

PORTUGAL — 0.2%
8,360	Altri SGPS SA(b)	28,359
102,504	Banco BPI SA	277,587
847,776	Banco Comercial Portugues SA	907,455
150,877	Banco Espirito Santo SA	942,108
46,990	BANIF SGPS SA	79,700
55,072	Brisa Auto-Estradas de Portugal SA	456,049
46,853	Cimpor Cimentos de Portugal SGPS SA	356,601
7,786	Corticeira Amorim SA(b)	7,990
27,456	Finibanco Holding SGPS SA(b)	61,047
19,166	Global Intelligent Technologies SGPS SA(b)	22,127
8,032	Impresa SGPS(b)	11,791
38,320	Jeronimo Martins SGPS SA	268,717
19,947	Mota Engil SGPS SA	85,007
105,109	Portucel Empresa Produtora de Pasta e Papel SA	257,525
1,736	Portugal Telecom SGPS SA	17,587
27,910	REN - Redes Energeticas Nacionais SA	114,089
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	27,351
13,909	Semapa - Sociedade de Investimento e Gestao	127,471
235,754	Sonae	247,646
42,221	Sonae Industria SGPS SA(b)	128,719
26,370	SONAECOM - SGPS SA(b)	69,156
62,799	Teixeira Duarte - Engenharia Construcoes SA - Class C(b)	83,689

Shares		Value

PORTUGAL (continued)
27,441	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$156,016

		4,733,787

PUERTO RICO — 0.0%
2,800	First Bancorp Puerto Rico	8,680
600	Triple-S Management Corp. - Class B(b)	10,254

		18,934

SINGAPORE — 0.3%
366,000	Allgreen Properties Ltd.	305,180
123,000	Ascendas India Trust	72,647
111,000	ASL Marine Holdings Ltd.	72,115
7,400	Bonvests Holdings Ltd.	4,653
30,000	Bukit Sembawang Estates Ltd.	80,464
11,000	Cerebos Pacific Ltd.	24,077
147,010	Chartered Semiconductor Manufacturing Ltd.(b)	228,817
177,000	Chuan Hup Holdings Ltd.	32,592
306,000	ComfortDelgro Corp. Ltd.	329,570
130,000	Cosco Corp. Singapore Ltd.	118,334
15,550	Creative Technology Ltd.(b)	48,622
34,000	CSE Global Ltd.	15,947
112,000	Ezra Holdings Ltd.(b)	119,849
372,000	Fraser and Neave Ltd.	1,072,717
70,000	Goodpack Ltd.	49,613
38,000	Guocoland Ltd.	55,713
99,000	Hi-P International Ltd.	48,153
102,000	Ho Bee Investment Ltd.	77,254
201,000	Hong Fok Corp. Ltd.(b)	77,514
63,000	Hong Leong Asia Ltd.	72,668
104,600	Hotel Properties Ltd.	134,461
56,000	Hwa Hong Corp. Ltd.	16,732
49,000	Hyflux Ltd.	89,886
94,000	Indofood Agri Resources Ltd.(b)	99,934
73,000	Jaya Holdings Ltd.	25,109
92,950	Jurong Technologies Industrial Corp. Ltd.(c)(d)	1,615
257,000	K1 Ventures Ltd.	28,572
186,000	Keppel Land Ltd.	343,786
25,000	Keppel Telecommunications & Transportation Ltd.	26,404
86,400	Kim Eng Holdings Ltd.	120,671
80,000	KS Energy Services Ltd.	72,265
85,000	Metro Holdings Ltd.	38,981
87,000	Midas Holdings Ltd.	52,291
66,000	MobileOne Ltd.	77,045
353,500	Neptune Orient Lines Ltd.	407,748
32,000	NSL Ltd.	29,795
175,000	Olam International Ltd.	308,863
29,000	Orchard Parade Holdings Ltd.(b)	20,151
12,000	Overseas Union Enterprise Ltd.	87,552
24,000	Pan Pacific Hotels Group Ltd.	24,348

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SINGAPORE (continued)
200,320	Parkway Holdings Ltd.	$290,914
45,000	Petra Foods Ltd.	26,578
142,979	Raffles Education Corp. Ltd.	64,577
56,000	Raffles Medical Group Ltd.	45,916
121,000	Rotary Engineering Ltd.	85,759
43,000	SBS Transit Ltd.	52,885
12,142	SC Global Developments Ltd.(b)	12,740
58,000	Singapore Land Ltd.	211,583
48,000	Singapore Petroleum Co. Ltd.	207,789
267,000	Singapore Post Ltd.	166,974
116,000	Singapore Press Holdings Ltd.	289,365
133,000	SMRT Corp. Ltd.	157,107
142,000	Stamford Land Corp. Ltd.	37,494
75,000	StarHub Ltd.	116,736
52,000	Straits Asia Resources Ltd.	76,962
114,000	Swiber Holdings Ltd.(b)	76,837
93,000	Tat Hong Holdings Ltd.	69,791
65,000	United Engineers Ltd.	77,685
420,000	United Industrial Corp. Ltd.	545,739
94,000	UOB-Kay Hian Holdings Ltd.	101,240
230,000	UOL Group Ltd.	559,358
65,000	Venture Corp. Ltd.	431,331
20,000	WBL Corp. Ltd.	55,588
112,000	Wheelock Properties (S) Ltd.	140,861
217,000	Wing Tai Holdings Ltd.	260,855
330,000	Yangzijiang Shipbuilding Holdings Ltd.	205,225
86,000	Yanlord Land Group Ltd.	160,150

		9,440,747

SOUTH AFRICA — 0.5%
30,038	Adcock Ingram Holdings Ltd.	178,060
8,486	Adcorp Holdings Ltd.	27,066
42,455	Advtech Ltd.	24,838
32,497	Aeci Ltd.	221,951
164,755	Afgri Ltd.	106,157
292,923	African Bank Investments Ltd.	1,131,302
43,741	African Oxygen Ltd.	109,803
44,678	African Rainbow Minerals Ltd.	756,935
13,164	Allied Electronics Corp. Ltd.	46,142
21,133	Allied Technologies Ltd.	165,850
18,232	Argent Industrial Ltd.	17,621
33,764	Aspen Pharmacare Holdings Ltd.(b)	258,886
10,760	Astral Foods Ltd.	148,713
151,480	Aveng Ltd.	722,263
128,958	AVI Ltd.	315,581
26,384	Avuza Ltd.	68,000
68,321	Barloworld Ltd.	400,593
6,892	Bell Equipment Ltd.(b)	7,105
57,968	Caxton and CTP Publishers and Printers Ltd.	84,412
2,787	Ceramic Industries Ltd.	28,732
66,781	Cipla Medpro South Africa Ltd.(b)	33,649

Shares		Value

SOUTH AFRICA (continued)
7,765	City Lodge Hotels Ltd.	$71,446
60,117	Clicks Group Ltd.	158,659
64,357	DataTec Ltd.	179,304
74,687	Discovery Holdings Ltd.	265,639
12,341	Distell Group Ltd.	100,986
18,365	Distribution and Warehousing Network Ltd.(b)	15,383
57,380	DRDGOLD Ltd.	41,408
47,730	Exxaro Resources Ltd.	504,363
16,250	First Uranium Corp.(b)	58,830
52,648	Foschini Ltd.	398,931
35,515	Gold Reef Resorts Ltd.	78,765
104,900	Grindrod Ltd.	209,394
15,617	Group Five Ltd.	70,236
4,521	Highveld Steel and Vanadium Corp. Ltd.	39,611
11,337	Hudaco Industries Ltd.	84,005
13,781	Hulamin Ltd.	23,886
37,047	Iliad Africa Ltd.	36,283
52,630	Illovo Sugar Ltd.	208,214
80,368	Imperial Holdings Ltd.	690,792
39,249	Investec Ltd.	279,700
60,659	JD Group Ltd.	371,302
20,387	JSE Ltd.	158,919
35,342	Lewis Group Ltd.	232,273
43,868	Liberty Holdings Ltd.	341,334
28,971	Massmart Holdings Ltd.	282,505
96,288	Medi-Clinic Corp. Ltd.	265,536
206,251	Merafe Resources Ltd.(b)	30,566
30,264	Metair Investments Ltd.(b)	15,132
39,498	Metorex Ltd.(b)	16,593
160,419	Metropolitan Holdings Ltd.	265,642
45,735	Mondi Ltd.	206,279
38,782	Mr. Price Group Ltd.	152,579
39,257	Murray & Roberts Holdings Ltd.	240,044
116,025	Mvelaphanda Group Ltd.	71,020
220,033	Nampak Ltd.	438,081
197,582	Netcare Ltd.(b)	271,166
41,870	Northam Platinum Ltd.	200,123
15,679	Omnia Holdings Ltd.	112,740
6,182	Palabora Mining Co. Ltd.	57,359
54,939	Peregrine Holdings Ltd.	62,514
34,944	Pick’n Pay Stores Ltd.	162,066
71,872	Pretoria Portland Cement Co. Ltd.	268,964
12,814	PSG Group Ltd.	30,962
26,755	Raubex Group Ltd.	85,678
42,088	Reunert Ltd.	253,558
10,734	Santam Ltd.	127,950
141,566	Sappi Ltd.	456,076
29,818	Sentula Mining Ltd.	15,370
245,651	Simmer & Jack Mines Ltd.(b)	71,226
38,542	Spar Group Ltd. (The)	297,508
518,811	Steinhoff International Holdings Ltd.	1,004,862
19,861	Sun International Ltd.	215,093

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
25,476	Tiger Brands Ltd.	$515,429
3,000	Tiger Wheels Ltd.(b)(c)(d)	0
13,161	Tongaat Hulett Ltd.	167,056
24,146	Trencor Ltd.	63,788
62,145	Truworths International Ltd.	320,255
14,868	Wesizwe(b)	4,522
9,523	Wilson Bayly Holmes-Ovcon Ltd.	138,673
191,832	Woolworths Holdings Ltd.	384,900

		16,745,137

SOUTH KOREA — 0.5%
148	Amorepacific Corp.	81,098
980	Asia Cement Co. Ltd.	42,768
28,250	Asiana Airlines(b)	92,235
1,050	Binggrae Co. Ltd.	37,445
3,031	Bukwang Pharmaceutical Co. Ltd.	37,388
31,890	Busan Bank	303,788
7,435	Cheil Industries, Inc.	287,847
460	Cheil Worldwide, Inc.	101,124
438	CJ CheilJedang Corp.	62,765
2,890	CJ Corp.	118,593
489	Dae Han Flour Mills Co. Ltd.	51,361
4,980	Daeduck Electronics Co.	15,834
25,230	Daegu Bank	288,619
10,000	Daekyo Co. Ltd.	47,631
5,760	Daelim Industrial Co. Ltd.	318,906
32,360	Daewoo Engineering & Construction Co. Ltd.	342,518
2,400	Daewoo International Corp.	50,904
5,379	Daewoo Motor Sales Corp.(b)	37,621
10,430	Daewoo Securities Co. Ltd.	200,414
957	Daewoong Pharmaceutical Co. Ltd.	45,193
11,810	Daishin Securities Co. Ltd.	171,640
9,680	Dong Hae Pulp Co. Ltd.(b)	51,781
637	Dong-A Pharmaceutical Co. Ltd.	47,768
7,266	Dongbu HiTek Co. Ltd.(b)	52,179
1,740	Dongbu Insurance Co. Ltd.	44,555
7,640	Dongbu Securities Co. Ltd.(b)	51,381
7,782	Dongkuk Steel Mill Co. Ltd.	200,854
396	Doosan Corp.	28,696
8,200	Doosan Engineering & Construction Co. Ltd.	47,269
4,080	Doosan Infracore Co. Ltd.	54,148
61,250	Eugene Investment & Securities Co. Ltd.(b)	58,846
1,215	Glovis Co. Ltd.	76,271
3,255	GS Engineering & Construction Corp.	232,159
8,230	GS Holdings Corp.	220,793
8,870	Halla Climate Control	72,147
4,620	Handsome Co. Ltd.	44,575
1,376	Hanil Cement Co. Ltd.	84,474

Shares		Value

SOUTH KOREA (continued)
3,232	Hanjin Heavy Industries & Construction Co. Ltd.	$82,103
4,360	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	59,284
11,480	Hanjin Shipping Co. Ltd.	196,287
2,010	Hanjin Transportation Co. Ltd.	52,778
8,200	Hankook Tire Co. Ltd.	131,526
960	Hankuk Glass Industries, Inc.	17,040
1,720	Hankuk Paper Manufacturing Co. Ltd.	58,328
873	Hanmi Pharm Co. Ltd.	81,742
4,500	Hansol Paper Co.(b)	42,501
15,215	Hanwha Chemical Corp.	174,671
3,300	Hanwha Corp.	105,997
5,420	Hanwha Securities Co.	50,087
1,420	Hite Holdings Co. Ltd.	44,512
3,566	HMC Investment Securities Co. Ltd.(b)	77,086
3,129	Honam Petrochemical Corp.	235,656
5,940	Hotel Shilla Co. Ltd.	82,218
3,380	Hyosung Corp.	237,497
2,323	Hyundai Department Store Co. Ltd.	191,030
5,130	Hyundai Development Co.	181,484
790	Hyundai Elevator Co. Ltd.	40,072
1,359	Hyundai H&S Co. Ltd.	80,221
6,580	Hyundai Hysco	75,272
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	134,164
2,275	Hyundai Mipo Dockyard	251,913
640	Hyundai Mobis	67,481
27,401	Hyundai Securities Co.	396,000
8,960	Jeonbuk Bank	49,389
8,890	Kangwon Land, Inc.	117,983
957	KCC Corp.	269,210
36,490	KIA Motors Corp.(b)	456,051
960	Kisco Corp.	39,472
2,054	KISWIRE Ltd.	69,905
6,620	Kolon Engineering & Construction Co. Ltd.	38,808
1,560	Kolon Industries, Inc.	51,441
1,780	Korea Gas Corp.	75,362
8,120	Korea Investment Holdings Co. Ltd.	265,113
2,220	Korea Kumho Petrochemical Co.	57,389
1,018	Korea Line Corp.	52,052
1,415	Korea Zinc Co. Ltd.	161,869
7,440	Korean Airlines Co. Ltd.(b)	270,474
9,331	Korean Reinsurance Co.	89,268
7,730	KP Chemical Corp.(b)	50,665
12,980	KTB Securities Co. Ltd.(b)	60,239
3,940	Kumho Industrial Co. Ltd.	44,430
9,090	Kumho Tire Co., Inc.(b)	38,338
13,440	Kwang Dong Pharmaceutical Co. Ltd.	35,510

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
2,130	Kyeryong Construction Industrial Co. Ltd.	$38,934
5,240	Kyobo Securities Co.	59,090
9,530	LG Dacom Corp.	144,323
3,130	LG Fashion Corp.	61,418
431	LG Household & Health Care Ltd.	77,378
4,149	LG International Corp.	88,000
1,050	LG Life Sciences Ltd.(b)	51,637
17,550	LG Telecom Ltd.	123,459
6,640	LIG Insurance Co. Ltd.	98,935
198	Lotte Chilsung Beverage Co. Ltd.	127,841
154	Lotte Confectionary Co. Ltd.	131,155
6,810	Lotte Midopa Co. Ltd.	78,457
309	Lotte Samkang Co. Ltd.	53,085
1,464	LS Corp.	101,438
2,270	LS Industrial Systems Co. Ltd.	127,528
21,722	Macquarie Korea Infrastructure Fund	88,784
8,990	Meritz Fire & Marine Insurance Co. Ltd.	48,310
46,150	Meritz Securities Co. Ltd.	47,345
1,940	Mirae Asset Securities Co. Ltd.	123,363
8,590	Motonic Corp.	55,252
2,200	Namhae Chemical Corp.	32,332
90	Namyang Dairy Products Co. Ltd.	36,566
900	NCSoft Corp.	97,460
6,140	NH Investment & Securities Co. Ltd.	53,491
317	Nong Shim Co. Ltd.	63,364
620	Nong Shim Holdings Co. Ltd.	32,560
19,780	ON*Media Corp.(b)	56,931
310	Orion Corp.	48,966
638	Pacific Corp.	66,751
2,786	Poongsan Corp.(b)	47,522
523	Poongsan Holdings Corp.(b)	8,133
1,761	S1 Corp. Korea	80,150
4,340	Sam Young Electronics Co. Ltd.	40,813
480	Samchully Co. Ltd.	46,507
3,140	Samsung Electro-Mechanics Co. Ltd.	175,893
1,705	Samsung Engineering Co. Ltd.	123,412
2,470	Samsung Fine Chemicals Co. Ltd.	101,559
7,082	Samsung SDI Co. Ltd.	588,149
1,990	Samsung Techwin Co. Ltd.	114,066
1,009	Samyang Corp.	36,147
647	Samyang Genex Co. Ltd.	31,871
3,540	Seah Besteel Corp.	50,440
1,170	SeAH Steel Corp.	38,390
1,320	Shinyoung Securities Co. Ltd.	41,700
890	Sindo Ricoh Co. Ltd.	43,406
1,200	SK Chemicals Co. Ltd.	48,119
370	SK Gas Co. Ltd.	16,629
4,930	SK Networks Co. Ltd.	51,379

Shares		Value

SOUTH KOREA (continued)
26,950	SK Securities Co. Ltd.	$72,411
4,200	SKC Co. Ltd.	70,957
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	27,225
860	STX Corp. Co. Ltd	17,470
1,780	STX Engine Co. Ltd.	39,203
4,200	STX Offshore & Shipbuilding Co. Ltd.	57,108
10,030	STX Pan Ocean Co. Ltd.	100,447
2,230	Sungshin Cement Co. Ltd.(b)	16,159
70	Taekwang Industrial Co. Ltd.	40,466
18,720	Taeyoung Engineering & Construction	99,072
4,070	Taihan Electric Wire Co. Ltd.	72,903
9,558	Tong Yang Securities, Inc.	122,179
1,220	Union Steel	24,386
59,400	Woongjin Chemical Co. Ltd.(b)	59,487
4,740	Woongjin Coway Co. Ltd.	118,674
2,750	Woongjin Holdings Co. Ltd.(b)	24,741
2,440	Woongjin Thinkbig Co. Ltd.	42,614
16,490	Woori Investment & Securities Co. Ltd.	248,384
111	Young Poong Corp.	43,561
4,952	Youngone Corp.(b)	33,666
1,238	Youngone Holdings Co. Ltd.	19,504
1,006	Yuhan Corp.	159,722

		14,952,283

SPAIN — 0.6%
10,805	Abengoa SA	277,051
641	Acciona SA	77,429
54,354	Acerinox SA	1,078,388
924	Adolfo Dominguez SA	15,553
22,385	Almirall SA	282,361
10,041	Amper SA	86,298
12,564	Antena 3 de Television SA	123,561
73,052	Avanzit SA(b)	84,754
340	Banco de Andalucia SA	18,172
310,518	Banco de Sabadell SA	2,071,271
40,379	Banco de Valencia SA	393,655
26,089	Banco Espanol de Credito SA	324,992
29,775	Banco Guipuzcoano SA	186,728
55,457	Banco Pastor SA	449,752
79,785	Bankinter SA	906,325
920	Baron de Ley(b)	36,978
10,605	Bolsas y Mercados Espanoles	343,418
12,725	Campofrio Food SA	121,517
2,936	Cementos Portland Valderrivas SA	136,420
34,790	Cintra Concesiones de Infraestructuras de Transporte SA	285,119
395	Construcciones y Auxiliar de Ferrocarriles SA	176,779
3,417	Corp. Dermoestetica(b)	21,453
7,290	Duro Felguera SA	72,733
35,741	Ebro Puleva SA	590,920

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SPAIN (continued)
7,151	Elecnor SA	$96,725
62,434	Enagas	1,234,691
167,957	Ercros SA(b)	32,078
17,487	FAES FARMA SA	92,718
15,391	Fomento de Construcciones y Contratas SA	617,518
41,277	Gamesa Corp. Tecnologica SA	893,067
2,974	General de Alquiler de Maquinaria(b)	35,860
19,858	Gestevision Telecinco SA	226,428
18,647	Grifols SA	339,527
16,708	Grupo Catalana Occidente SA	342,681
40,377	Grupo Empresarial Ence SA(b)	126,032
24,529	Grupo Ferrovial SA	842,561
13,232	Grupo Tavex SA(b)	11,014
97,314	Iberia Lineas Aereas de Espana(b)	217,206
1,200	Iberpapel Gestion SA	16,419
17,157	Indra Sistemas SA	394,317
107,992	La Seda de Barcelona SA - Class B(b)	49,254
2,218	Mecalux SA(b)	30,854
2,110	Miquel y Costas	41,201
44,377	Natraceutical SA(b)	25,996
6,714	NH Hoteles I-09 Shares(d)	26,794
10,073	NH Hoteles SA(b)	40,200
17,454	Obrascon Huarte Lain SA	422,661
5,138	Papeles y Cartones de Europa SA	20,578
2,501	Pescanova SA	86,621
2,939	Promotora de Informaciones SA(b)	16,106
5,465	Prosegur Cia de Seguridad SA	189,668
12,469	Realia Business SA(b)	27,724
18,101	Red Electrica Corp. SA	850,601
36,616	Sacyr Vallehermoso SA	586,599
27,879	Service Point Solutions SA	44,901
37,295	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	41,993
10,804	Sol Melia SA	75,146
15,567	Solaria Energia y Medio Ambiente SA(b)	50,033
12,812	SOS Cuetara SA(b)	65,191
3,082	Tecnicas Reunidas SA	152,956
500	Tecnocom Telecom I-09 Shares(d)	2,384
5,000	Telecomunicaciones y Energia(b)	23,838
51,164	Tubacex SA	190,331
45,115	Tubos Reunidos SA	125,389
1,465	Unipapel SA	23,115
1,457	Vertice Trescientos Sesenta Grados(b)	816
6,372	Vidrala SA	152,032
13,066	Viscofan SA	306,905
7,177	Vocento SA(b)	38,769

Shares		Value

SPAIN (continued)
12,702	Zardoya Otis SA	$288,576
38,050	Zeltia SA(b)	164,867

		17,842,568

SWEDEN — 0.4%
7,721	AarhusKarlshamn AB	108,068
5,687	Active Biotech AB(b)	36,647
2,200	AddTech AB - Class B	32,165
4,388	AF AB - Class B	84,069
4,250	Axfood AB	104,836
5,000	Axis Communications AB	43,826
1,600	B&B Tools AB - Class B	16,962
4,600	BE Group AB	20,335
2,900	Beijer Alma AB	33,356
5,200	Bilia AB - Class A(b)	35,382
3,700	Biovitrum AB(b)	32,431
135,056	Boliden AB	1,455,183
4,900	Cardo AB	115,098
2,600	Catena AB	30,446
4,550	Clas Ohlson AB - Class B	70,936
17,928	Concordia Maritime AB - Class B	53,416
11,500	D Carnegie AB(b)(c)(d)	28,368
37,120	Electrolux AB - Series B(b)	694,457
19,800	Elekta AB - Class B	311,433
3,250	Enea AB(b)	15,628
11,398	Eniro AB(b)	38,541
18,571	Getinge AB - Class B	277,947
10,800	Gunnebo AB(b)	41,907
11,530	Hakon Invest AB	123,034
5,800	Haldex AB(b)	42,399
61,599	Hexagon AB - Class B	670,111
829	Hexpol AB(b)	4,733
16,000	HIQ International AB(b)	58,980
5,500	Hoganas AB - Class B	73,742
24,403	Holmen AB - Class B	671,285
8,928	Husqvarna AB - Class A(b)	52,583
56,662	Husqvarna AB - Class B(b)	357,278
9,667	Industrial & Financial Systems - Class B	91,432
2,800	Indutrade AB	42,198
10,200	Intrum Justitia AB	105,308
27,734	JM AB(b)	232,526
8,298	KappAhl Holding AB	41,283
11,100	Lindab International AB	93,449
83,029	Lundin Petroleum AB(b)	735,248
71,345	Meda AB - Class A	553,675
775	Mekonomen AB	12,432
8,700	Micronic Laser Systems AB(b)	16,578
12,149	Modern Times Group AB - Class B	452,894
11,250	Munters AB(b)	68,598
23,963	NCC AB - Class B	245,740
83,059	Net Insight AB - Class B(b)	62,156
26,972	New Wave Group AB - Class B	52,329
11,000	Nibe Industrier AB - Class B	103,659

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SWEDEN (continued)
54,289	Nobia AB(b)	$247,521
6,907	Nolato AB - Class B	47,380
1,595	ORC Software AB	31,940
51,279	PA Resources AB(b)	185,474
44,150	Peab AB	205,576
10,400	Q-Med AB(b)	70,477
38,670	Ratos AB - Class B	927,094
18,694	Rezidor Hotel Group AB(b)	47,927
58,419	RNB Retail and Brands AB(b)	36,431
294,415	SAS AB(b)	148,921
2,500	Skanditek Industriforvaltning AB	5,613
5,200	SkiStar AB	79,448
6,500	Sweco AB - Class B	42,967
417	TradeDoubler AB(b)	4,060
55,800	Trelleborg AB - Class B(b)	280,701

		11,006,617

SWITZERLAND — 1.1%
432	Acino Holding AG	75,999
9,550	Actelion Ltd.(b)	526,807
19,000	Addax Petroleum Corp.	903,922
33,553	Adecco SA	1,616,974
1,057	Advanced Digital Broadcast Holdings SA(b)	43,322
275	Affichage Holding AG	30,494
261	AFG Arbonia-Forster Holding(b)	4,347
778	Allreal Holding AG	94,643
934	Also Holding AG(b)	26,133
12,716	Aryzta AG(b)(e)	442,226
6,942	Aryzta AG(b)(e)	243,602
5,613	Ascom Holding AG(b)	71,696
109	Athris Holding AG(b)	90,778
176	Bachem Holding AG - Class B	11,858
13,673	Baloise Holding AG	1,090,104
1,453	Bank Coop AG	96,332
6,000	Bank Sarasin & Compagnie AG - Class B(b)	195,667
234	Banque Cantonale de Geneve	51,020
806	Banque Cantonale Vaudoise	284,342
6	Banque Privee Edmond de Rothschild SA	170,037
373	Barry Callebaut AG(b)	216,753
1,515	Basilea Pharmaceutica(b)	135,388
1,614	Basler Kantonalbank	175,801
58	Belimo Holding AG	61,330
27	Bell Holding AG	41,056
966	Bellevue Group AG	35,706
1,259	Berner Kantonalbank AG	270,379
1,728	BKW FMB Energie AG	133,725
3,431	Bobst Group AG(b)	108,358
1,792	Bucher Industries AG	195,692
323	Burckhardt Compression Holding AG	42,406

Shares		Value

SWITZERLAND (continued)
90	Centralschweizerische Kraftwerke AG	$30,719
2,250	Charles Voegele Holding AG - Class A(b)	81,481
80,593	Clariant AG(b)	603,326
250	Coltene Holding AG	10,785
56,958	Compagnie Financiere Richemont SA - Class A	1,399,632
35	Conzzeta Holding AG	48,145
402	Cytos Biotechnology AG(b)	8,652
1,600	Daetwyler Holding AG	67,375
597	Dufry Group(b)	23,184
7,538	EFG International AG	93,110
36	Elektrizitaets-Gesellschaft Laufenburg AG	32,660
809	Emmi AG	81,759
1,783	EMS-Chemie Holding AG	188,202
3,730	Energiedienst Holding AG	174,519
1,115	Flughafen Zuerich AG	305,708
331	Forbo Holding AG(b)	72,788
944	Galenica AG	282,674
3,937	Geberit AG	549,297
1,437	Georg Fischer AG(b)	302,420
1,145	Givaudan SA	765,548
198	Gurit Holding AG	93,567
1,403	Helvetia Holdings AG	390,907
41,899	Holcim Ltd.(b)	2,544,561
762	Implenia AG(b)	20,536
23,084	Julius Baer Holding AG	1,099,495
483	Kaba Holding AG - Class B	94,146
814	Kardex AG(b)	23,994
200	Komax Holding AG	11,351
10,619	Kudelski SA	200,525
8,338	Kuehne & Nagel International AG	694,411
798	Kuoni Reisen Holding	240,449
11	Lindt & Spruengli AG	262,790
9,109	Logitech International SA(b)	153,429
7,349	Lonza Group AG	728,264
800	Luzerner Kantonalbank AG	194,638
418	Meyer Burger Technology AG(b)	68,842
8,234	Micronas Semiconductor Holding(b)	24,348
5,846	Mobilezone Holding AG	39,059
965	Mobimo Holding AG(b)	136,354
9,850	Nobel Biocare Holding AG	233,933
554	OC Oerlikon Corp AG(b)	31,934
333	Orell Fuessli Holding AG	45,183
3,575	Panalpina Welttransport Holding AG	274,318
475	Partners Group Holding AG	50,005
21,427	Petroplus Holdings AG(b)	340,057
124	Phoenix Mecano AG	37,479
347	Precious Woods Holding AG(b)	17,859
402	PubliGroupe SA	30,094

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

SWITZERLAND (continued)
868	Quadrant AG(b)	$69,040
915	Rieter Holding AG(b)	171,073
203	Romande Energie Holding SA	365,672
3,357	Schindler Holding AG	216,753
1,453	Schulthess Group	84,503
200	Schweiter Technologies AG	72,054
3,171	Schweizerishe National-Versicherungs-Gesellsschaft(b)	78,782
451	SGS SA	532,599
436	Siegfried Holding AG	38,718
576	Sika AG	689,378
4,650	Sonova Holding AG	410,109
120	Sopracenerina STA ELETTRICA	26,613
461	St. Galler Kantonalbank	170,829
271,165	STMicroelectronics NV	2,071,198
729	Straumann Holding AG	159,696
6,680	Sulzer AG	440,687
8,414	Swatch Group AG(e)	1,537,692
13,536	Swatch Group AG(e)	502,225
6,922	Swiss Life Holding AG(b)	693,722
32,384	Swiss Reinsurance	1,242,450
38,012	Swisslog Holding AG	28,812
1,620	Swissquote Group Holding SA	84,892
424	Tamedia AG	22,219
2,779	Tecan Group AG	119,622
10,048	Temenos Group AG(b)	201,214
300	Valartis Group AG	7,860
4,161	Valiant Holding AG	780,686
885	Valora Holding AG	180,122
35	Vaudoise Assurances Holding SA	5,502
8,426	Vontobel Holding AG	268,869
609	VZ Holding AG	31,058
390	Walter Meier AG - Class A	24,086
531	Ypsomed Holding AG(b)	34,236
60	Zehnder Group AG	57,549
20	Zuger Kantonalbank AG	77,200

		32,189,129

TAIWAN — 0.5%
24,905	Ability Enterprise Co. Ltd.	40,006
70,000	Accton Technology Corp.	23,577
26,250	Advantech Co. Ltd.	39,605
39,790	Altek Corp.	73,375
44,000	Ambassador Hotel (The)	51,835
135,168	AmTRAN Technology Co. Ltd.	93,111
61,000	Asia Polymer	38,023
76,000	Asia Vital Components Co. Ltd.	70,422
27,270	Avermedia Technologies, Inc.	32,417
59,280	Bank of Kaohsiung	18,882
21,030	Basso Industry Corp.	18,397
422,350	BES Engineering Corp.	110,969
24,000	Catcher Technology Co. Ltd.	67,301
138,000	Cathay No. 1 REIT	43,703
8,000	Cathay No. 2 REIT	2,448

Shares		Value

TAIWAN (continued)
189,000	Cathay Real Estate Development Co. Ltd.(b)	$80,651
283,000	Cheng Loong Corp.(b)	91,866
58,749	Cheng Uei Precision Industry Co. Ltd.	117,469
106,720	Chia Hsin Cement Corp(b)	55,136
55,631	Chicony Electronics Co. Ltd.	123,443
328,000	China Airlines(b)	91,178
121,000	China General Plastics Corp.(b)	42,782
98,440	China Life Insurance Co. Ltd.(b)	57,309
217,505	China Manmade Fibers	41,236
37,471	China Metal Products	36,834
176,000	China Motor Corp.(b)	112,655
417,260	China Petrochemical Development Corp.(b)	129,726
30,114	China Steel Chemical Corp.	61,957
44,000	China Synthetic Rubber Corp.	41,978
59,000	Chin-Poon Industrial Co.(b)	32,460
24,221	Chroma ATE, Inc.	37,283
90,389	Chun Yuan Steel	29,479
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	26,582
82,441	Chung Hung Steel Corp.(b)	34,677
55,000	Chung HWA Pulp Corp.(b)	20,033
1,983,000	Chunghwa Picture Tubes Ltd.	311,279
39,916	Clevo Co.(b)	57,183
709,000	CMC Magnetics Corp.(b)	177,423
24,150	Compal Communications, Inc.	23,371
353,000	Compeq Manufacturing Co.(b)	99,418
204,689	Continental Engineering Corp.	73,620
30,425	Cosmos Bank Taiwan(b)	3,682
77,838	CTCI Corp.	79,005
32,136	CyberTAN Technology, Inc.	42,119
16,000	Depo Auto Parts Ind. Co. Ltd.	30,285
109,397	D-Link Corp.(b)	98,033
653,000	E.Sun Financial Holding Co. Ltd.	227,897
160,739	Eastern Media International(b)	32,091
32,000	Elan Microelectronics Corp.(b)	52,182
24,570	Elite Semiconductor Memory Technology, Inc.	41,714
166,789	Elitegroup Computer Systems	66,343
29,080	Entie Commercial Bank(b)	7,552
75,000	Epistar Corp.	204,828
162,542	Eternal Chemical Co. Ltd.	133,767
432,000	Eva Airways Corp.(b)	124,960
99,000	Evergreen International Storage& Transport Corp.	87,509
109,000	Everlight Chemical Industrial Corp.	62,793
20,264	Everlight Electronics Co. Ltd.(b)	56,515
181,000	Far Eastern Department Stores Co. Ltd.(b)	182,611
458,014	Far Eastern International Bank(b)	111,683

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
104,000	Federal Corp.(b)	$54,523
45,320	Feng Hsin Iron & Steel Co.	69,483
42,599	Feng TAY Enterprise Co. Ltd.	31,552
30,000	First Steamship Co. Ltd.	42,429
8,080	Formosa International Hotels Corp.	104,909
170,000	Formosa Taffeta Co. Ltd.	113,478
93,000	Formosan Rubber Group, Inc.	56,410
73,800	FSP Technology, Inc.	60,960
89,000	Fubon No 2 REIT	27,616
27,300	Giant Manufacturing Co. Ltd.	75,639
179,500	Gigabyte Technology Co. Ltd.	125,018
51,000	Globe Union Industrial Corp.	37,153
159,000	Gold Circuit Electronics Ltd.(b)	54,279
187,230	Goldsun Development & Construction Co. Ltd.	102,153
224,000	Grand Pacific Petrochemical(b)	82,273
59,000	Great China Metal Industry	37,765
66,000	Great Taipei Gas Co. Ltd.	32,791
41,233	Great Wall Enterprise Co.	44,553
54,866	Greatek Electonics, Inc.	55,438
108,000	Hey Song Corp.	55,468
88,486	Highwealth Construction Corp.	105,186
102,000	Ho Tung Chemical Corp.(b)	36,686
21,000	Hotai Motor Co. Ltd.	49,671
74,789	Hsin Kuang Steel Co. Ltd.	66,336
201,000	HUA ENG Wire & Cable Co., Ltd.(b)	49,135
37,743	Hung Poo Real Estate Development Corp.	48,318
69,000	Hung Sheng Construction Co. Ltd.(b)	31,757
35,341	Ichia Technologies, Inc.	16,912
371,800	Inventec Co. Ltd.	215,319
19,792	Johnson Health Tech Co. Ltd.	21,205
79,516	Kenda Rubber Industrial Co. Ltd.	108,703
149,000	Kindom Construction Co.(b)	92,875
364,320	King Yuan Electronics Co. Ltd.	145,470
141,185	King’s Town Bank(b)	33,652
244,343	Kinpo Electronics, Inc.(b)	63,380
46,000	Kinsus Interconnect Technology Corp.	98,427
128,000	Kuoyang Construction Co. Ltd.	74,518
254,000	Kwong Fong Industries(b)	56,981
5,000	Largan Precision Co. Ltd.	64,085
237,000	Lealea Enterprise Co. Ltd.(b)	44,716
25,000	LEE Chang Yung Chemical Industry Corp.	26,670
124,745	Lien Hwa Industrial Corp.	60,456
78,841	Long Bon Development Co. Ltd.(b)	28,357
44,000	Long Chen Paper Co. Ltd.(b)	11,842
413,000	Macronix International	215,891
117,000	Mercuries & Associates Ltd.(b)	50,640
18,000	Merida Industry Co. Ltd.	31,437
17,849	Merry Electronics Co. Ltd.	17,953

Shares		Value

TAIWAN (continued)
201,347	Micro-Star International Co. Ltd.	$142,995
232,000	Mitac International	107,132
77,000	Mitac Technology Corp.(b)	72,522
16,044	Nan Kang Rubber Tire Co. Ltd.(b)	16,871
22,000	Nan Ya Printed Circuit Board Corp.(b)	71,080
521,000	Nanya Technology Corp.(b)	93,058
81,000	Nien Hsing Textile Co. Ltd.	42,589
87,360	Opto Technology Corp.	74,291
62,473	Oriental Union Chemical Corp.	38,179
90,000	Pan Jit International, Inc.	58,431
38,032	Pan-International Industrial	45,268
135,000	Phihong Technology Co. Ltd.	84,354
191,542	Phoenix Precision Technology Corp.	124,939
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	55,709
165,000	POU Chen Corp.	116,679
179,026	Prince Housing Development Corp.	83,489
121,000	Prodisc Technology, Inc.(b)	2,213
394,000	Qisda Corp.(b)	192,148
109,000	Radium Life Tech Co. Ltd.	98,010
38,000	Realtek Semiconductor Corp.	92,081
8,400	Richtek Technology Corp.	64,777
630,000	Ritek Corp.(b)	184,345
82,000	Ruentex Development Co. Ltd.(b)	74,607
99,000	Ruentex Industries Ltd.	113,611
142,497	Sampo Corp.(b)	23,888
94,519	Sanyang Industrial Co. Ltd.(b)	41,486
37,000	Sheng Yu Steel Co. Ltd.	28,194
53,000	Shihlin Electric & Engineering Corp.	62,195
32,000	Shihlin Paper Corp.(b)	76,664
49,000	Shin Kong No.1 REIT	13,920
443,425	Shinkong Synthetic Fibers Corp.	124,345
79,000	Shinkong Textile Co. Ltd.(b)	93,549
205,869	Silicon Integrated Systems Corp.(b)	76,555
52,170	Sincere Navigation Corp.	61,857
1,690,000	SinoPac Financial Holdings Co. Ltd.(b)	556,328
59,879	Sintek Photronic Corp.(b)	32,670
30,434	Sinyi Realty Co.(b)	55,751
24,069	Springsoft, Inc.	17,314
130,399	Sunplus Technology Co. Ltd.	73,928
38,500	Sunrex Technology Corp.	42,187
63,290	TA Chen Stainless Pipe Co. Ltd.(b)	50,157
429,000	TA Chong Bank Co. Ltd.(b)	75,841
80,000	Ta Ya Electric Wire & Cable	15,679
350,595	Taichung Commercial Bank	89,337
339,000	Tainan Spinning Co. Ltd.(b)	127,094

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
1,118,000	Taishin Financial Holding Co. Ltd.(b)	$436,186
480,000	Taiwan Business Bank(b)	122,019
133,000	Taiwan Glass Industrial Corp.(b)	92,631
30,000	Taiwan Hon Chuan Enterprise Co. Ltd.	49,287
75,428	Taiwan Life Insurance Co. Ltd.(b)	60,696
71,544	Taiwan Navigation Co. Ltd.	134,985
38,117	Taiwan Secom Co. Ltd.	57,510
46,359	Taiwan Sogo Shin Kong Security Co. Ltd.	27,060
79,483	Taiwan Styrene Monomer Corp.	29,193
72,000	Taiwan TEA Corp.(b)	37,418
84,000	Taiyen Biotech Co. Ltd.	58,248
732,000	Tatung Co. Ltd.(b)	186,971
364,000	Teco Electric and Machinery Co. Ltd.(b)	159,766
62,764	Test-Rite International Co.	29,844
152,000	Ton Yi Industrial Corp.	56,986
33,845	Tong Yang Industry Co. Ltd.	38,170
23,000	Transcend Information, Inc.	73,260
36,764	Tsann Kuen Enterprise Co. Ltd.	39,332
84,135	TSRC Corp.	99,117
61,000	Tung Ho Steel Enterprise Corp.(b)	64,890
199,000	Tycoons Group Enterprise(b)	36,333
22,000	U-Ming Marine Transport Corp.	41,642
131,000	Union Bank of Taiwan(b)	23,159
152,000	Unitech Printed Circuit Board Corp.(b)	49,573
96,000	Universal Cement Corp.(b)	48,281
247,783	Universal Scientific Industrial Co. Ltd.	95,917
161,039	UPC Technology Corp.	71,174
111,000	USI Corp.(b)	49,566
66,000	Via Technologies, Inc.(b)	27,460
727,000	Walsin Lihwa Corp.(b)	240,428
62,526	Walsin Technology Corp.	25,633
99,000	Wan Hai Lines Ltd.(b)	50,393
356,367	Waterland Financial Holdings	110,794
53,000	Wei Chuan Food Corp.(b)	65,345
808,000	Winbond Electronics Corp.(b)	168,703
132,000	Wintek Corp.(b)	101,189
144,000	Wistron Corp.	287,052
54,000	WPG Holdings Co. Ltd.	66,331
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)(d)	0
274,000	Yageo Corp.	65,393
367,000	Yang Ming Marine Transport Corp.	141,507
76,000	Yeun Chyang Industrial Co. Ltd.	66,947
247,872	Yieh Phui Enterprise Co. Ltd.(b)	100,485
77,000	Yosun Industrial Corp.	66,420

Shares		Value

TAIWAN (continued)
253,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.(b)	$81,820
241,000	Yulon Motor Co. Ltd.	241,309
71,000	Yungtay Engineering Co. Ltd.	46,204
14,169	Zinwell Corp.(b)	28,245
30,416	Zyxel Communications Corp.	19,052

		15,565,377

THAILAND — 0.1%
108,700	Amata Corp. Public Co. Ltd.	16,131
344,900	Asian Property Development Public Co. Ltd.	49,662
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	51,131
58,400	Bangkok Expressway Public Co. Ltd.	29,517
8,600	Bangkok Insurance Public Co. Ltd.	58,125
1,200,000	Bangkok Land Public Co. Ltd. - NVDR(b)	11,637
91,200	BEC World Public Co. Ltd.	53,064
1,158,900	CalComp Electronics Public Co. Ltd.	100,804
226,100	Central Plaza Hotel Public Co. Ltd.	20,597
190,700	CH Karnchang Public Co. Ltd.	21,183
1,631,600	Charoen Pokphand Foods Public Co. Ltd.	251,716
115,200	CP ALL Public Co. Ltd.	56,534
217,000	Delta Electronics Thai Public Co. Ltd.	99,477
79,700	Glow Energy Public Co. Ltd.	69,676
84,200	Hana Microelectronics Public Co. Ltd.	46,764
1,785,800	Hemaraj Land and Development Public Co. Ltd.	32,011
329,224	Home Product Center Public Co. Ltd.	56,112
63,100	ICC International Public Co. Ltd.	75,097
2,285,000	IRPC Public Co. Ltd.	229,641
664,100	Italian-Thai Development Public Co. Ltd.(b)	52,691
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	37,379
81,200	Kiatnakin Bank Public Co. Ltd.	43,189
75,500	Kim Eng Securities Public Co. Ltd.	29,286
452,800	Land & Houses Public Co. Ltd. - NVDR	68,525
116,800	Major Cineplex Group Public Co. Ltd.	24,197
28,700	MBK Public Co. Ltd.	48,494
39,400	Padaeng Industry Public Co. Ltd. - NVDR	17,020
205,100	Precious Shipping Public Co. Ltd.	97,638

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

THAILAND (continued)
264,700	PTT Aromatics & Refining Public Co. Ltd.	$152,457
92,700	Regional Container Lines Public Co. Ltd.(b)	26,423
153,900	Robinson Department Store Public Co. Ltd.	42,964
115,300	Rojana Industrial Park Public Co. Ltd.	20,499
36,000	Saha-Union Public Co. Ltd.	15,022
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	56,386
173,600	Siam City Bank Public Co. Ltd.	91,825
10,600	Siam City Cement Public Co. Ltd.	57,003
19,300	Siam Makro Public Co. Ltd.	40,693
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	21,478
1,330,700	Tata Steel Thailand Public Co. Ltd.(b)	68,432
143,800	Thai Plastic & Chemical Public Co. Ltd.	78,598
18,200	Thai Stanley Electric Public Co. Ltd.	47,465
159,300	Thai Union Frozen Products Public Co. Ltd. - NVDR	121,710
126,700	Thaicom Public Co. Ltd.(b)	23,084
244,900	Thanachart Capital Public Co. Ltd.	99,313
155,760	Thoresen Thai Agencies Public Co. Ltd.	103,443
89,300	Ticon Industrial Connection Public Co. Ltd.	17,188
77,800	Tisco Financial Group Public Co. Ltd. - NVDR	41,381
4,947,400	TMB Bank Public Co. Ltd.(b)	117,761
463,100	TPI Polene Public Co. Ltd.(b)	96,621
256,900	Vinythai Public Co. Ltd.	46,805

		3,133,849

TURKEY — 0.1%
1	Acibadem Saglik Hizmetleri ve Ticaret AS(b)	2
13,070	Akcansa Cimento AS	34,654
5,197	Akenerji Elektrik Uretim AS	36,744
36,249	Aksa Akrilik Kimya Sanayii(b)	35,486
73,605	Aksigorta AS	223,174
29,528	Alarko Holding AS	62,229
38,219	Anadolu Cam Sanayii AS(b)	42,091
25,952	Anadolu Hayat Emeklilik AS	49,754
65,804	Anadolu Sigorta	51,894
2,715	Arcelik A/S(b)	5,795
86,901	Asya Katilim Bankasi AS(b)	166,600
37,318	Aygaz AS	97,421
6,325	Bati Cimento(b)	24,940
10,639	BIM Birlesik Magazalar AS	419,499
34,153	Bolu Cimento Sanayii AS	33,899

Shares		Value

TURKEY (continued)
514	Brisa Bridgestone Sabanci	$14,065
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	57,290
16,881	Bursa Cimento	61,972
4,298	Celebi Hava Servisi	30,683
12,995	Cimsa Cimento Sanayi ve Ticaret AS	41,345
19,705	Coca-Cola Icecek AS	117,886
31,332	Deva Holding AS(b)	79,664
362,916	Dogan Sirketler Grubu Holdings(b)	276,329
54,726	Dogan Yayin Holding(b)	53,947
12,000	Dogus Otomotiv Servis ve Ticaret AS(b)	35,079
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	93,850
12,207	Ford Otomotiv Sanayi AS	61,825
40,281	Global Yatirim Holding AS(b)	20,538
2,500	Goodyear Lastikleri Turk AS	16,401
45,998	Hurriyet Gazetecilik AS(b)	37,212
60,066	Ihlas Holding(b)	22,051
18,976	Izmir Demir Celik Sanayi AS(b)	31,477
75,964	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	39,249
428	Kartonsan Karton Sanayi	19,367
842	Konya Cimento Sanayii AS	27,762
83,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	119,740
14,961	Mardin Cimento Sanayii	60,517
1	Migros Turk TAS	17
2,633	Nortel Networks Netas Telekomunikasyon AS	48,777
5,026	Otokar Otobus Karoseri Sanayi AS	40,660
23,144	Petkim Petrokimya Holding AS(b)	109,352
7,882	Pinar SUT Mamulleri Sanayii	33,490
11,864	Sarkuysan Elektrolitik Bakir(b)	17,825
50,591	Sekerbank TAS(b)	64,316
38,496	Selcuk Ecza Deposu Ticaret ve Sanayi AS	65,951
18,260	TAT Konserve(b)	33,021
10,000	TAV Havalimanlari Holding AS(b)	27,873
72,944	Tekstil Bankasi AS(b)	42,647
12,500	Tofas Turk Otomobil Fabrikasi AS	26,174
110,957	Trakya Cam Sanayi AS(b)	116,166
19,371	Tupras Turkiye Petrol Rafine	250,212
1	Turk Demir Dokum Fabrikalari(b)	2
33,902	Turk Ekonomi Bankasi AS(b)	34,802
63,645	Turk Hava Yollari AO	100,382

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

TURKEY (continued)
162,597	Turk Sise ve Cam Fabrikalari AS(b)	$148,122
78,517	Turkiye Sinai Kalkinma Bankasi AS(b)	57,115
124,100	Turkiye Vakiflar Bankasi Tao(b)	261,538
33,758	Ulker Biskuvi Sanayi AS	64,718
47,025	Vestel Elektonik Sanayi(b)	53,388
15,401	Yapi Kredi Finansal Kiralama AO	30,992
9,284	Yapi Kredi Sigorta AS	51,124
12,270	Zorlu Enerji Elektrik Uretim AS(b)	34,034

		4,315,129

UNITED ARAB EMIRATES — 0.0%
83,323	Dragon Oil Plc(b)	461,975

UNITED KINGDOM — 3.9%
301,439	Aberdeen Asset Management Plc	626,907
25,242	Admiral Group Plc	403,314
19,217	AEA Technology Plc(b)	10,112
145,188	Aegis Group Plc	200,087
20,918	Aga Rangemaster Group Plc	45,076
63,284	Aggreko Plc	578,250
77,170	AMEC Plc	908,807
181,365	Amlin Plc	1,005,833
18,054	Anglo Pacific Group Plc	51,269
111,165	Anite Plc	49,674
196,439	Antisoma Plc(b)	95,982
47,570	Antofagasta Plc	601,538
57,224	Arena Leisure Plc	26,048
13,785	Ark Therapeutics Group Plc(b)	11,053
205,131	ARM Holdings Plc	432,610
71,935	Arriva Plc	521,212
43,686	Ashmore Group Plc	153,613
202,932	Ashtead Group Plc	211,020
23,379	Atkins (WS) Plc	248,380
32,343	Autonomy Corp. Plc(b)	634,823
10,641	Aveva Group Plc	143,624
76,299	Avis Europe Plc(b)	36,962
7,640	Axis-Shield Plc(b)	44,030
47,470	Babcock International Group Plc	373,288
84,720	Balfour Beatty Plc	432,700
2,496	Barr (A.G.) Plc	54,203
189,338	BBA Aviation Plc	427,769
158,452	Beazley Plc	270,642
53,791	Bellway Plc	660,437
28,821	Berkeley Group Holdings Plc(b)	397,670
11,301	Bloomsbury Publishing Plc	26,051
7,949	BlueBay Asset Management Plc	32,134
85,944	Bodycote Plc	204,940
20,611	Boot (Henry) Plc	25,306
59,587	Bovis Homes Group Plc	459,862
52,487	Brewin Dolphin Holdings Plc	121,214

Shares		Value

UNITED KINGDOM (continued)
144,032	Brit Insurance Holdings Plc	$502,250
260,207	British Airways Plc(b)	618,961
61,680	British Land Co. Plc	448,196
17,076	Britvic Plc	97,269
32,163	Brixton Plc	25,252
43,750	BSS Group Plc	189,649
27,579	BTG Plc(b)	82,579
66,483	Bunzl Plc	575,274
91,462	Burberry Group Plc	702,802
4,396	Business Post Group Plc	20,194
570,434	Cable & Wireless Plc	1,374,058
31,940	Cairn Energy Plc(b)	1,278,368
61,273	Capita Group Plc (The)	683,211
15,999	Care U.K. Plc	84,453
154,383	Carillion Plc	671,158
8,224	Carpetright Plc	87,991
189,902	Carphone Warehouse Group Plc	569,414
20,799	Centaur Media Plc	13,376
7,437	Charles Stanley Group Plc	29,940
5,241	Charles Taylor Consulting Plc	16,284
65,079	Charter International Plc	608,784
4,667	Chemring Group Plc	158,025
21,874	Chesnara Plc	56,636
8,296	Chime Communications Plc	16,630
38,662	Chloride Group Plc	91,869
4,522	Chrysalis Group Plc(b)	4,513
4,407	Clarkson Plc	46,857
48,318	Close Brothers Group Plc	558,130
232,077	Cobham Plc	694,324
57,075	Collins Stewart Plc	72,459
162,667	Colt Telecom Group SA(b)	302,297
27,294	Communisis Plc	7,637
60,264	Computacenter Plc	221,470
4,293	Consort Medical Plc	27,609
50,477	Cookson Group Plc	262,444
5,973	Corin Group Plc	6,585
121,107	Costain Group Plc	55,633
7,117	Cranswick Plc	70,737
34,340	Croda International Plc	331,560
69,543	CSR Plc(b)	496,039
62,834	Daily Mail & General Trust Plc - Class A	314,884
52,160	Dairy Crest Group Plc	286,878
32,414	Dana Petroleum Plc(b)	743,425
67,881	Davis Service Group Plc	381,848
34,789	De La Rue Plc	483,794
95,191	Debenhams Plc	141,123
5,612	Dechra Pharmaceuticals Plc	40,779
21,260	Delta Plc	44,392
7,620	Development Securities Plc	36,405
4,689	Development Securities- RFD(b)(d)	22,402
51,874	Devro Plc	89,253
6,246	Dignity Plc	63,750

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
337,610	Dimension Data Holdings Plc(e)	$339,787
46,143	Diploma Plc	105,214
20,795	Domino Printing Sciences Plc	84,064
71,675	Drax Group Plc	479,218
171,456	DS Smith Plc	214,807
612,103	DSG International Plc	281,185
2,787	Dunelm Group Plc	13,012
13,810	eaga Plc	28,663
86,389	easyJet Plc(b)	436,173
95,033	Electrocomponents Plc	235,741
107,465	Elementis Plc	56,547
4,883	Emerald Energy Plc(b)	50,939
81,064	Ennstone Plc(b)(c)(d)	0
14,750	Erinaceous Group Plc(b)(c)	407
13,642	Euromoney Institutional Investor Plc	51,957
76,105	Evolution Group Plc	169,718
219,254	F&C Asset Management Plc	269,196
23,644	Fenner Plc	38,311
4,749	Fidessa Group Plc	95,830
65,866	Filtrona Plc	142,209
11,172	Filtronic Plc(b)	6,159
20,335	Findel Plc	11,974
117,373	Firstgroup Plc	649,959
13,270	Forth Ports Plc	218,344
312,657	Fortune Oil Plc(b)	35,619
8,125	French Connection Group Plc	6,040
1,160,531	Friends Provident Group Plc	1,359,937
4,872	Fuller Smith & Turner	37,030
58,668	Future Plc	18,375
267,605	G4S Plc	954,391
145,122	Galiform Plc(b)	135,755
111,059	Galliford Try Plc	102,035
85,424	Game Group Plc	209,764
5,558	Games Workshop Group Plc(b)	26,832
3,194	Gem Diamonds Ltd.(b)	10,497
18,694	Genus Plc	159,885
764,379	GKN Plc	1,311,973
10,109	Go-Ahead Group Plc	202,977
41,729	Great Portland Estates Plc	162,067
44,800	Greene King Plc	316,370
25,690	Greggs Plc	168,974
26,494	Halfords Group Plc	154,014
108,988	Halma Plc	347,733
47,342	Hammerson Plc	272,637
47,783	Hampson Industries Plc	50,286
4,000	Hansard Global Plc	9,522
6,039	Hardy Underwriting Bermuda Ltd.	27,489
29,508	Hargreaves Lansdown Plc	106,593
230,596	Hays Plc	366,903
32,078	Headlam Group Plc	138,249
37,784	Helical Bar Plc	214,596
38,760	Helphire Plc	23,956
148,870	Henderson Group Plc	261,736

Shares		Value

UNITED KINGDOM (continued)
21,064	Heritage Oil Ltd.(b)	$191,766
47,848	Hikma Pharmaceuticals Plc	347,486
19,720	Hill & Smith Holdings Plc	79,059
100,708	HMV Group Plc	183,368
11,931	Holidaybreak Plc	51,818
127,613	Home Retail Group Plc	669,359
17,525	Homeserve Plc	402,820
43,818	Hunting Plc	305,959
42,351	Huntsworth Plc	41,386
3,867	Hyder Consulting Plc	9,722
137,333	ICAP Plc	1,041,514
65,926	IG Group Holdings Plc	331,480
37,129	Imagination Technologies Group Plc(b)	103,732
76,689	IMI Plc	435,558
88,830	Informa Plc	355,756
59,469	Inmarsat Plc	550,345
700	Innospec, Inc.	8,358
235,472	Innovation Group Plc	42,285
41,344	Intercontinental Hotels Group Plc	468,939
16,587	Intermediate Capital Group Plc	54,446
81,006	International Personal Finance Plc	181,324
706,957	International Power Plc	3,014,345
32,592	Interserve Plc	106,709
28,289	Intertek Group Plc	490,984
119,679	Invensys Plc	515,789
167,837	Investec Plc	1,132,670
43,218	IP Group Plc(b)	28,877
34,860	ITE Group Plc	56,194
1,090,131	ITV Plc	732,958
8,493	James Fisher & Sons Plc	59,941
31,692	Jardine Lloyd Thompson Group Plc	229,230
34,145	JKX Oil & Gas Plc	131,187
10,464	John Menzies Plc	31,289
147,668	John Wood Group Plc	658,615
48,515	Johnson Matthey Plc	1,147,555
128,522	Johnston Press Plc(b)	32,740
104,661	Kazakhmys Plc	1,497,430
164,431	KCOM Group Plc	78,969
21,667	Keller Group Plc	231,640
112,412	Kesa Electricals Plc	244,582
8,554	Kier Group Plc	130,030
1,062,773	Kingfisher Plc	3,776,977
9,766	Kofax Plc	23,859
100,829	Ladbrokes Plc	295,595
54,597	Laird Plc	158,919
80,156	Land Securities Group Plc	715,009
3,223	Lavendon Group Plc	7,753
2,862,954	Legal & General Group Plc	3,082,276
34,054	Liberty International Plc	248,021
4,601	Liontrust Asset Management Plc	8,762
238,679	Logica Plc	403,686

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
59,079	London Stock Exchange Group Plc	$702,663
32,694	Lonmin Plc(b)	754,216
61,554	Lookers Plc	56,039
16,540	Low and Bonar Plc	8,841
30,676	Luminar Group Holdings Plc	76,864
3,333	M.J. Gleeson Group Plc(b)	3,925
537,672	Man Group Plc	2,485,646
234,589	Marks & Spencer Group Plc	1,354,890
60,876	Marshalls Plc	99,148
98,615	Marston’s Plc	152,789
54,800	McBride Plc	133,650
8,244	McKay Securities Plc	16,663
332,487	Meggitt Plc	998,339
216,890	Melrose Plc	417,556
16,570	Melrose Resources Plc	83,869
73,933	Michael Page International Plc	372,666
21,967	Micro Focus International Plc	148,064
77,003	Millennium & Copthorne Hotels Plc	359,521
100,405	Misys Plc(b)	303,996
112,220	Mitchells & Butlers Plc(b)	487,860
64,668	Mitie Group Plc	256,019
121,526	Mondi Plc	537,959
125,036	Moneysupermarket.com Group Plc	150,906
97,272	Morgan Crucible Co. Plc	209,204
14,276	Morgan Sindall Plc	147,615
35,474	Mothercare Plc	314,066
16,232	Mouchel Group Plc	43,113
15,625	MWB Group Holdings Plc(b)	13,572
46,851	N Brown Group Plc	181,569
28,575	National Express Group Plc	161,219
18,906	Nestor Healthcare Group Plc	8,685
26,838	Next Plc	764,379
125,910	Northern Foods Plc	129,351
28,036	Northgate Plc	5,854
77,366	Northumbrian Water Group Plc	301,767
18,509	Novae Group Plc	91,518
2,472,362	Old Mutual Plc	3,957,332
65,932	Oxford Biomedica Plc(b)	11,840
37,301	Pace Plc	134,433
12,081	Partygaming Plc(b)	51,663
5,299	PayPoint Plc	43,373
113,258	Pendragon Plc	74,258
50,819	Pennon Group Plc	387,526
149,754	Persimmon Plc	1,126,332
5,675	Peter Hambro Mining Plc	61,951
25,129	Petrofac Ltd.	315,036
6,142	Phoenix IT Group Ltd.	22,315
56,972	Photo-Me International Plc(b)	20,461
73,007	Premier Farnell Plc	174,700
954,316	Premier Foods Plc(b)	617,729
19,340	Premier Oil Plc(b)	399,632
19,473	Provident Financial Plc	262,507
39,282	Psion Plc	43,636

Shares		Value

UNITED KINGDOM (continued)
44,756	Punch Taverns Plc(b)	$78,501
96,853	PV Crystalox Solar Plc	131,858
61,900	PZ Cussons Plc	248,162
246,845	QinetiQ Group Plc	556,663
53,253	Rank Group Plc(b)	69,164
11,661	Rathbone Brothers Plc	146,094
3,513	REA Holdings Plc	24,559
78,802	Redrow Plc(b)	252,081
6,462	Renishaw Plc	43,718
2,330	Rensburg Sheppards Plc	20,628
235,480	Rentokil Initial Plc	381,558
28,774	Restaurant Group Plc	76,785
298,762	Rexam Plc	1,177,800
7,755	Ricardo Plc	29,212
13,819	RM Plc	38,089
17,399	Robert Walters Plc	43,596
15,157	Robert Wiseman Dairies Plc	103,808
22,720	ROK Plc	18,976
20,874	Rotork Plc	310,857
23,225	RPC Group Plc	86,516
66,067	RPS Group Plc	210,515
500,812	RSA Insurance Group Plc	1,059,114
476,620	Sage Group Plc (The)	1,555,719
32,786	Salamander Energy Plc(b)	109,261
52,690	Savills Plc	294,194
49,362	Schroders Plc	806,016
20,496	Schroders Plc - Non Voting	284,857
8,480	Scott Wilson Group Plc	8,924
24,501	SDL Plc(b)	146,521
40,108	Segro Plc	184,914
140,739	Senior Plc	94,627
98,945	Serco Group Plc	666,917
34,228	Severfield-Rowen Plc	100,773
34,311	Severn Trent Plc	555,095
54,091	Shaftesbury Plc	298,628
92,026	Shanks Group Plc	118,368
1,332	Shire Plc	19,758
75,517	SIG Plc	153,585
120,346	Smith & Nephew Plc	955,909
53,086	Smiths Group Plc	638,479
37,047	Smiths News Plc	71,168
18,921	Soco International Plc(b)	409,938
49,871	Southern Cross Healthcare Ltd.(b)	112,256
41,569	Spectris Plc	386,776
20,664	Speedy Hire Plc	12,081
16,818	Spirax-Sarco Engineering Plc	257,900
170,913	Spirent Communications Plc	199,851
94,269	Sports Direct International Plc	138,575
54,276	SSL International Plc	512,713
7,688	St. Ives Group Plc	6,004
83,826	St. James’s Place Plc	254,150
30,996	St. Modwen Properties Plc	104,979
72,211	Stagecoach Group Plc	163,447
785,950	Standard Life Plc	2,596,901
13,168	Sthree Plc	46,963

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
2,744	STV Group Plc(b)	$2,888
25,800	Subsea 7, Inc.(b)	298,936
171,109	Tate & Lyle Plc	1,051,138
5,162	Ted Baker Plc	32,250
6,061	Telecity Group Plc(b)	34,120
11,245	Telecom Plus Plc	52,784
209,323	Thomas Cook Group Plc	758,771
358,045	Tomkins Plc	1,058,632
35,892	Topps Tiles Plc(b)	51,112
11,051	Town Centre Securities Plc	20,952
28,434	Travis Perkins Plc	386,868
33,611	Trinity Mirror Plc	45,899
35,484	TT electronics Plc	24,302
88,666	TUI Travel Plc	336,215
38,584	Tullett Prebon Plc	228,807
15,928	Tullow Oil Plc	263,010
30,335	UK Coal Plc(b)	59,541
16,341	Ultra Electronics Holdings	311,184
10,108	Umeco Plc	34,276
34,288	United Business Media Ltd.	242,996
99,107	United Utilities Group Plc	746,233
7,888	UTV Media Plc	8,367
49,708	Vectura Group Plc(b)	64,767
55,280	Vedanta Resources Plc	1,628,924
23,332	Venture Production Plc	325,441
22,798	Victrex Plc	248,301
6,702	Vitec Group Plc (The)	31,347
36,133	VT Group Plc	283,685
78,552	Weir Group Plc (The)	717,103
10,904	Wellstream Holdings Plc	99,179
43,403	Wetherspoon (J.D.) Plc	327,712
33,542	WH Smith Plc	238,409
69,159	Whitbread Plc	999,885
107,332	William Hill Plc	329,003
247,000	Willis Group Holdings Ltd.	6,155,240
14,285	Wilmington Group Plc	28,396
19,577	Wincanton Plc	61,154
54,494	Wolfson Microelectronics Plc(b)	114,925
24,930	Wolseley Plc(b)	557,618
339,266	Woolworths Group Plc(b)(c)(d)	0
9,671	WSP Group Plc	44,265
10,220	Xaar Plc	16,603
65,077	Xchanging Plc	208,719
108,254	Yell Group Plc(b)	55,606
30,967	Yule Catto & Co. Plc	59,488

		117,695,287

UNITED STATES — 43.0%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	22,115
11,450	1st Source Corp.	189,040
76,715	3Com Corp.(b)	289,216
3,800	3D Systems Corp.(b)	27,398
6,529	4Kids Entertainment, Inc.(b)	11,426
11,400	99 Cents Only Stores(b)	167,010
2,900	A.M. Castle & Co.	30,595

Shares		Value

UNITED STATES (continued)
3,500	A.O. Smith Corp.	$136,640
3,422	AAON, Inc.	67,105
7,600	AAR Corp.(b)	145,388
7,100	Aaron’s, Inc.	195,037
700	Abaxis, Inc.(b)	18,739
2,600	Abercrombie & Fitch Co. - Class A	74,334
8,900	Abington Bancorp, Inc.	72,802
10,300	Abiomed, Inc.(b)	77,765
390,000	ABM Industries, Inc.	8,217,300
3,800	Abraxas Petroleum Corp.(b)	3,648
10,020	AC Moore Arts & Crafts, Inc.(b)	36,172
5,700	Acacia Research-Acacia Technologies(b)	44,802
8,444	Acadia Pharmaceuticals, Inc.(b)	34,367
4,279	Acadia Realty Trust	58,622
1,814	Accelrys, Inc.(b)	10,884
7,800	ACCO Brands Corp.(b)	34,086
10,000	Accuride Corp.(b)	3,700
200	Aceto Corp.	1,406
3,200	ACI Worldwide, Inc.(b)	48,224
400	Acorda Therapeutics, Inc.(b)	10,104
5,946	Actel Corp.(b)	66,238
9,100	ActivIdentity Corp.(b)	22,932
190,000	Activision Blizzard, Inc.(b)	2,175,500
6,800	Actuant Corp. - Class A	87,312
9,350	Actuate Corp.(b)	48,900
1,000	Acuity Brands, Inc.	29,510
1,000	Acxiom Corp.	9,650
58,880	Adaptec, Inc.(b)	156,621
17,100	ADC Telecommunications, Inc.(b)	124,488
111,500	Administaff, Inc.	2,794,190
107,000	Adobe Systems, Inc.(b)	3,468,940
12,705	Adolor Corp.(b)	22,615
11,500	Adtran, Inc.	277,840
730	Advance America Cash Advance Centers, Inc.	4,030
593,107	Advance Auto Parts, Inc.	27,419,337
16,100	Advanced Analogic Technologies, Inc.(b)	77,602
7,300	Advanced Energy Industries, Inc.(b)	87,819
1,965	Advanta Corp. - Class A	688
2,000	Advanta Corp. - Class B	660
2,500	Advent Software, Inc.(b)	91,125
17,260	ADVENTRX Pharmaceuticals, Inc.(b)	2,244
1,500	Advisory Board Co. (The)(b)	38,370
1,200	AEP Industries, Inc.(b)	38,292
6,900	Aeropostale, Inc.(b)	251,160
2,800	AFC Enterprises(b)	20,804
600	Affiliated Managers Group, Inc.(b)	39,612
1,800	Affymetrix, Inc.(b)	15,912
4,000	Agilysys, Inc.	18,840

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
672	Agree Realty Corp.	$13,117
2,800	Air Methods Corp.(b)	82,348
300	Aircastle Ltd.	2,178
16,229	Airtran Holdings, Inc.(b)	117,498
900	Airvana, Inc.(b)	5,589
6,300	AK Steel Holding Corp.	123,921
5,751	Akorn, Inc.(b)	7,764
1,000	Alamo Group, Inc.	13,830
7,600	Alaska Air Group, Inc.(b)	175,256
8,500	Alaska Communications Systems Group, Inc.	62,985
3,400	Albany International Corp. - Class A	46,716
17,293	Albany Molecular Research, Inc.(b)	164,802
305,500	Alberto-Culver Co.	7,826,910
1,300	Alexander & Baldwin, Inc.	37,986
400	Alexandria Real Estate Equities, Inc.	15,244
7,000	Alexza Pharmaceuticals, Inc.(b)	18,480
1,642	Alico, Inc.	51,953
4,400	Align Technology, Inc.(b)	48,004
7,629	Alkermes, Inc.(b)	78,731
28,900	Alleghany Corp.(b)	7,817,450
46,000	Allergan, Inc.	2,457,780
2,600	Allete, Inc.	83,148
9,900	Alliance HealthCare Services, Inc.(b)	48,807
29,100	Alliance One International, Inc.(b)	120,474
1,900	Allion Healthcare, Inc.(b)	14,060
8,408	Allis-Chalmers Energy, Inc.(b)	19,338
21,600	Allos Therapeutics, Inc.(b)	174,312
6,556	Allscripts-Misys Healthcare Solutions, Inc.	112,960
2,700	Alnylam Pharmaceuticals, Inc.(b)	62,829
5,825	Alon USA Energy, Inc.	58,425
3,900	Alpha Natural Resources, Inc.(b)	129,909
12,326	Alphatec Holdings, Inc.(b)	46,099
400	Altra Holdings, Inc.(b)	3,516
2,700	AMAG Pharmaceuticals, Inc.(b)	122,607
3,470	Ambassadors Group, Inc.	53,750
4,100	AMCOL International Corp.	77,121
4,476	Amcore Financial, Inc.	4,073
4,000	Amedisys, Inc.(b)	178,840
2,700	Amerco, Inc.(b)	121,176
5,000	American Axle & Manaufacturing Holdings, Inc.	11,000
8,206	American Campus Communities, Inc.	188,164
2,600	American Capital Ltd.	9,386
200	American Commercial Lines, Inc.(b)	3,124

Shares		Value

UNITED STATES (continued)
3,399	American Dental Partners, Inc.(b)	$44,493
800	American Eagle Outfitters, Inc.	11,512
3,500	American Ecology Corp.	57,155
11,600	American Equity Investment Life Holding Co.	83,984
2,900	American Financial Group, Inc.	70,731
6,700	American Greetings Corp. - Class A	105,659
342	American Italian Pasta Co. - Class A(b)	10,759
334,531	American Medical Systems Holdings, Inc.(b)	5,114,979
300	American National Insurance Co.	23,715
10,500	American Oil & Gas, Inc.(b)	12,810
2,757	American Physicians Capital, Inc.	122,659
200	American Public Education, Inc.(b)	7,074
600	American Railcar Industries, Inc.	4,974
3,100	American Science & Engineering, Inc.	216,225
1,800	American Software, Inc. - Class A	11,538
3,500	American States Water Co.	127,225
5,802	American Superconductor Corp.(b)	186,650
5,300	American Vanguard Corp.	45,898
4,400	American Woodmark Corp.	103,136
1,824	America’s Car-Mart, Inc.(b)	39,891
1,600	AmeriCredit Corp.(b)	25,104
8,100	AMERIGROUP Corp.(b)	199,908
1,933	Ameris Bancorp	12,526
6,900	Amerisafe, Inc.(b)	114,747
6,300	Ameristar Casinos, Inc.	117,747
800	Ameron International Corp.	59,616
80,000	Ametek, Inc.	2,588,800
6,875	AMICAS, Inc.(b)	20,212
29,300	Amkor Technology, Inc.(b)	183,418
5,500	AMN Healthcare Services, Inc.(b)	40,040
2,100	Ampco-Pittsburgh Corp.	47,733
2,100	Amrep Corp.(b)	26,439
3,396	Amsurg Corp.(b)	70,026
1,500	Amtrust Financial Services, Inc.	18,330
1,200	Amylin Pharmaceuticals, Inc.(b)	17,652
9,600	Anadigics, Inc.(b)	39,744
1,800	Analogic Corp.	68,238
7,272	Anaren, Inc.(b)	130,751
4,076	Anchor Bancorp Wisconsin, Inc.	5,543
2,100	Andersons, Inc. (The)	67,662
6,500	Angiodynamics, Inc.(b)	81,120
900	Anika Therapeutics, Inc.(b)	5,220
900	Anixter International, Inc.(b)	30,798

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,600	Ann Taylor Stores Corp.(b)	$103,802
1,769	Ansys, Inc.(b)	55,299
500	APAC Customer Services, Inc.(b)	2,490
1,200	Apartment Investment & Management Co. - Class A	11,256
5,300	Apogee Enterprises, Inc.	77,274
39,000	Apollo Gold Corp.(b)	17,016
5,300	Applied Industrial Technologies, Inc.	117,236
13,950	Applied Micro Circuits Corp.(b)	120,668
200	Applied Signal Technology, Inc.	5,000
365,900	Aptargroup, Inc.	12,777,228
2,600	Arbitron, Inc.	42,328
57	ARCA Biopharma, Inc.(b)	217
4,000	Arch Chemicals, Inc.	106,200
6,057	Arctic Cat, Inc.	37,311
11,300	Arena Pharmaceuticals, Inc.(b)	57,630
3,400	Arena Resources, Inc.(b)	110,942
200	Argan, Inc.(b)	2,960
6,253	Argon ST, Inc.(b)	119,495
4,000	Ariad Pharmaceuticals, Inc.(b)	7,720
14,817	Ariba, Inc.(b)	155,727
4,700	Arkansas Best Corp.	133,856
600	Armstrong World Industries, Inc.(b)	14,760
3,200	Arqule, Inc.(b)	19,584
7,728	Array Biopharma, Inc.(b)	29,366
20,468	Arris Group, Inc.(b)	249,300
1,500	Arrow Electronics, Inc.(b)	38,655
200	Arrow Financial Corp.	5,606
3,443	Arthrocare Corp.(b)	46,480
201,300	Arthur J. Gallagher & Co.	4,609,770
10,772	ArvinMeritor, Inc.	77,989
6,700	Asbury Automotive Group, Inc.(b)	93,733
2,827	Ashland, Inc.	93,687
2,963	ASML Holding NV	77,579
1,145,625	ASML Holding NV ADR	29,797,706
1,691	Aspect Medical Systems, Inc.(b)	10,586
8,600	Aspen Technology, Inc.(b)	85,140
10,700	Asset Acceptance Capital Corp.(b)	82,818
2,520	Assisted Living Concepts, Inc.(b)	36,288
900	Associated Banc-Corp.	9,756
1,300	Associated Estates Realty Corp.	7,722
1,320	Asta Funding, Inc.	8,461
2,900	Astec Industries, Inc.(b)	78,474
10,900	ATC Technology Corp.(b)	228,028
65,300	athenahealth, Inc.(b)	2,412,182
600	Atherogenics, Inc.(b)(c)	12
7,900	Atheros Communications, Inc.(b)	197,500
1,200	Atlantic Coast Federal Corp.	2,256

Shares		Value

UNITED STATES (continued)
2,700	Atlas Air Worldwide Holdings, Inc.(b)	$67,392
2,934	Atlas America, Inc.	59,003
91,800	Atmel Corp.(b)	382,806
3,163	ATMI, Inc.(b)	57,535
3,400	ATP Oil & Gas Corp.(b)	26,350
1,000	Atwood Oceanics, Inc.(b)	28,840
5,307	Audiovox Corp. - Class A(b)	41,872
110,000	Autodesk, Inc.(b)	2,399,100
1,554	AutoNation, Inc.(b)	32,137
4,300	Auxilium Pharmaceuticals, Inc.(b)	132,999
300	Avery Dennison Corp.	8,019
4,900	Avid Technology, Inc.(b)	60,025
500	Avis Budget Group, Inc.(b)	4,275
5,900	Avista Corp.	109,268
2,500	Avocent Corp.(b)	38,775
240,000	Avon Products, Inc.	7,771,200
4,200	AVX Corp.	46,158
9,900	Axcelis Technologies, Inc.(b)	5,445
2,150	Axsys Technologies, Inc.(b)	115,390
1,300	AZZ, Inc.(b)	50,375
900	B&G Foods, Inc. - Class A	7,515
2,000	Badger Meter, Inc.	73,700
3,466	Balchem Corp.	96,182
6,200	Baldor Electric Co.	159,712
891	Baldwin & Lyons, Inc. - Class B	19,308
7,732	Bally Technologies, Inc.(b)	279,976
2,600	BancFirst Corp.	93,158
1,900	Bancorp, Inc. (The)(b)	13,661
11,900	BancorpSouth, Inc.	267,750
10,697	Bank Mutual Corp.	105,258
300	Bank of Florida Corp.(b)	1,017
700	Bank of Hawaii Corp.	26,859
2,900	Bank of The Ozarks, Inc.	73,312
740	BankAtlantic Bancorp, Inc. - Class A	3,108
5,200	BankFinancial Corp.	55,380
3,086	Bankrate, Inc.(b)	88,568
1,900	Banner Corp.	7,619
50,000	Bard (C.R.), Inc.	3,678,500
250,800	Bare Escentuals, Inc.(b)	2,222,088
1,400	Barnes & Noble, Inc.	32,242
7,000	Barnes Group, Inc.	98,490
1,106	Barrett Business Sevices, Inc.	11,038
6,550	Basic Energy Services, Inc.(b)	44,212
500	Bassett Furniture Industries, Inc.	1,250
1,600	BE Aerospace, Inc.(b)	25,856
16,100	Beacon Roofing Supply, Inc.(b)	269,997
366	BearingPoint, Inc.(b)	53
900	Beasley Broadcasting Group, Inc. - Class A	2,619
10,900	Bebe Stores, Inc.	79,243
63,000	Beckman Coulter, Inc.	3,968,370
126	Bel Fuse, Inc. - Class A	1,991

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,900	Bel Fuse, Inc. - Class B	$34,922
7,226	Belden, Inc.	126,744
5,616	Bell Microproducts, Inc.(b)	8,817
300	Bemis Co., Inc.	7,896
8,550	Benchmark Electronics, Inc.(b)	135,090
2,100	Beneficial Mutual Bancorp, Inc.(b)	18,753
3,800	Berkshire Hills Bancorp, Inc.	86,868
5,600	Berry Petroleum Co. - Class A	132,832
3,100	Beverly Hills Bancorp, Inc.(b)	37
4,700	BFC Financial Corp. - Class A(b)	1,645
7,800	BGC Partners, Inc. - Class A	35,646
2,100	Big 5 Sporting Goods Corp.	27,300
800	Big Lots, Inc.(b)	18,432
7,000	Bill Barrett Corp.(b)	221,130
7,614	BioCryst Pharmaceuticals, Inc.(b)	70,049
600	Biodel, Inc.(b)	2,958
13,300	BioMarin Pharmaceutical, Inc.(b)	218,253
6,700	BioMed Realty Trust, Inc.	78,256
3,966	BioMimetic Therapeutics, Inc.(b)	41,127
125,000	Bio-Rad Laboratories, Inc. - Class A(b)	9,680,000
2,600	Bio-Reference Labs, Inc.(b)	83,356
19,100	BioScrip, Inc.(b)	112,881
5,700	BJ’s Restaurants, Inc.(b)	91,656
8,300	BJ’s Wholesale Club, Inc.(b)	276,805
900	Black & Decker Corp.	33,840
2,798	Black Box Corp.	76,861
4,520	Black Hills Corp.	117,565
111,900	Blackboard, Inc.(b)	3,801,243
4,000	Blount International, Inc.(b)	37,200
5,400	Blue Coat Systems, Inc.(b)	100,926
500	Blue Nile, Inc.(b)	23,115
8,200	Bluegreen Corp.(b)	22,714
775	Blyth, Inc.	32,883
1,000	BMP Sunstone Corp.(b)	4,970
3,850	Bob Evans Farms, Inc.	111,727
453	Bok Financial Corp.	18,976
1,500	Bolt Technology Corp.(b)	16,950
2,600	Bon-Ton Stores, Inc. (The)	9,100
1,900	Books-A-Million, Inc.	17,613
600	Borders Group, Inc.(b)	2,382
700	Boston Beer Co., Inc. - Class A(b)	21,833
4,167	Boston Private Financial Holdings, Inc.	19,085
6,800	Bottomline Technologies, Inc.(b)	69,564
6,018	Bowne & Co., Inc.	48,323
1,800	Boyd Gaming Corp.(b)	16,542
75,900	Brady Corp. - Class A	2,232,219
1,000	Brandywine Realty Trust REIT	8,180
500	BRE Properties, Inc.	11,865

Shares		Value

UNITED STATES (continued)
6,700	Briggs & Stratton Corp.	$115,039
16,700	Brigham Exploration Co.(b)	81,496
10,930	Brightpoint, Inc.(b)	64,924
900	Brinker International, Inc.	14,976
400	Brink’s Co. (The)	10,860
700	Brink’s Home Security Holdings, Inc.(b)	20,874
4,000	Bristow Group, Inc.(b)	132,400
700	Broadpoint Gleacher Securities Group, Inc.(b)	4,361
9,600	Brocade Communications Systems, Inc.(b)	75,456
6,400	Bronco Drilling Co., Inc.(b)	26,880
3,100	Brookdale Senior Living, Inc.	33,201
6,423	Brookline Bancorp, Inc.	74,828
8,421	Brooks Automation, Inc.(b)	49,937
170	Brown & Brown, Inc.	3,261
7,746	Brown Shoe Co., Inc.	60,032
72,000	Brown-Forman Corp. - Class B	3,164,400
4,584	Bruker Corp.(b)	46,115
2,700	Brunswick Corp.	19,386
3,700	Brush Engineered Materials, Inc.(b)	78,921
9,100	Buckeye Technologies, Inc.(b)	57,785
3,075	Buckle, Inc. (The)	95,140
1,200	Bucyrus International, Inc.	35,376
200	Buffalo Wild Wings, Inc.(b)	8,070
4,195	Builders FirstSource, Inc.(b)	24,583
1,250	Burger King Holdings, Inc.	21,275
400	Bway Holding Co.(b)	6,380
8,400	Cabela’s, Inc.(b)	136,164
1,200	Cabot Corp.	21,960
2,500	Cabot Microelectronics Corp.(b)	84,800
4,800	Cache, Inc.(b)	20,496
3,900	CACI International, Inc. - Class A(b)	180,180
2,200	Cadence Design Systems, Inc.(b)	12,980
1,200	Cadiz, Inc.(b)	13,968
19,122	Cal Dive International, Inc.(b)	170,759
7,200	Calgon Carbon Corp.(b)	91,224
5,700	California Pizza Kitchen, Inc.(b)	94,050
2,400	California Water Service Group	90,888
12,624	Caliper Life Sciences, Inc.(b)	21,335
8,600	Callaway Golf Co.	54,782
4,806	Callidus Software, Inc.(b)	12,255
5,000	Callon Petroleum Co.(b)	8,400
2,800	Cal-Maine Foods, Inc.	82,404
1,700	Cambrex Corp.(b)	7,786
900	Camden National Corp.	30,213
500	Camden Property Trust REIT	14,755
3,761	Candela Corp.(b)	4,212
7,400	Cano Petroleum, Inc.(b)	5,254
2,800	Cantel Medical Corp.(b)	43,344
200	Capella Education Co.(b)	12,872

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
400	Capital City Bank Group, Inc.	$6,384
74	Capital Corp. of the West(b)	1
4,500	Capital Senior Living Corp.(b)	22,140
600	Capital Southwest Corp.	49,242
4,700	Capitol Bancorp Ltd.	20,680
200	Capitol Federal Financial	7,366
5,800	Caraco Pharmaceutical Laboratories Ltd.(b)	18,154
2,550	CARBO Ceramics, Inc.	106,310
4,300	Cardiac Science Corp.(b)	17,114
4,975	Cardinal Financial Corp.	38,755
1,400	Career Education Corp.(b)	32,088
1,500	Carlisle Cos., Inc.	46,995
2,300	Carmax, Inc.(b)	37,099
2,130	Carmike Cinemas, Inc.(b)	20,235
1,100	Carpenter Technology Corp.	20,559
1,200	Carrizo Oil & Gas, Inc.(b)	22,800
8,500	Carter’s, Inc.(b)	240,890
2,610	Cascade Corp.	63,814
5,200	Casella Waste Systems, Inc. - Class A(b)	14,352
8,784	Casey’s General Stores, Inc.	240,945
4,400	Cash America International, Inc.	117,612
6,826	Casual Male Retail Group, Inc.(b)	14,539
2,800	Catalyst Health Solutions, Inc.(b)	72,184
8,610	Cathay General Bancorp.	78,523
8,350	Cato Corp. (The) - Class A	165,998
543	Cavco Industries, Inc.(b)	18,587
800	CB Richard Ellis Group, Inc. - Class A(b)	8,720
2,200	Cbeyond, Inc.(b)	30,844
16,600	CBIZ, Inc.(b)	108,564
700	CBL & Associates Properties, Inc.	4,158
4,600	CDI Corp.	58,420
4,400	CEC Entertainment, Inc.(b)	128,348
3,400	Cedar Shopping Centers, Inc.	18,054
3,268	Celadon Group, Inc.(b)	30,229
400	Celanese Corp. - Class A	10,280
9,995	Celera Corp.(b)	59,970
3,600	Cell Genesys, Inc.(b)	972
6,300	Centene Corp.(b)	121,653
8,143	Centennial Communications Corp.(b)	62,457
901	Center Bancorp., Inc.	8,118
2,700	Center Financial Corp.	8,883
300	Centerstate Banks, Inc.	2,097
6,250	Central European Distribution Corp.(b)	179,438
3,600	Central Garden & Pet Co.(b)	44,136
4,800	Central Garden & Pet Co. - Class A(b)	54,192
10,500	Central Pacific Financial Corp.	22,785

Shares		Value

UNITED STATES (continued)
2,400	Central Vermont Public Service Corp.	$44,256
1,000	Century Aluminum Co.(b)	8,380
1,300	CenturyTel, Inc.	40,807
10,300	Cenveo, Inc.(b)	49,749
8,600	Cepheid, Inc.(b)	90,902
5,000	Ceradyne, Inc.(b)	90,250
32,000	Cerner Corp.(b)	2,082,560
13,920	Cerus Corp.(b)	23,246
4,300	Ceva, Inc.(b)	37,711
2,358	CH Energy Group, Inc.	116,697
11,200	Champion Enterprises, Inc.(b)	5,264
1,700	Charles River Laboratories International, Inc.(b)	56,219
4,355	Charlotte Russe Holding, Inc.(b)	65,369
3,610	Charming Shoppes, Inc.(b)	17,436
700	Chart Industries, Inc.(b)	13,482
101,500	Chattem, Inc.(b)	6,361,005
7,300	Checkpoint Systems, Inc.(b)	126,509
8,500	Cheesecake Factory (The)(b)	164,645
4,400	Chemed Corp.	194,040
3,637	Chemical Financial Corp.	79,032
3,700	Cheniere Energy, Inc.(b)	10,989
1,800	Chesapeake Corp.(b)	23
800	Chesapeake Utilities Corp.	26,520
2,700	Chico’s FAS, Inc.(b)	30,969
5,200	Children’s Place Retail Stores, Inc. (The)(b)	170,404
200	Chipotle Mexican Grill, Inc. - Class B(b)	16,350
1,100	Chiquita Brands International, Inc.(b)	13,475
700	Choice Hotels International, Inc.	19,495
2,580	Chordiant Software, Inc.(b)	10,139
6,100	Christopher & Banks Corp.	48,312
2,406	Churchill Down, Inc.	90,225
8,576	Ciber, Inc.(b)	28,387
4,085	Ciena Corp.(b)	45,589
34,800	Cincinnati Bell, Inc.(b)	108,924
3,500	Cinemark Holdings, Inc.	38,815
2,600	CIRCOR International, Inc.	59,956
13,500	Cirrus Logic, Inc.(b)	72,630
800	Citi Trends, Inc.(b)	23,360
700	Citizens First Bancorp, Inc.(b)	651
5,621	Citizens Republic Bancorp, Inc.(b)	3,204
10,827	Citizens, Inc.(b)	76,330
948,254	Citrix Systems, Inc.(b)	33,757,842
3,726	City Holding Co.	120,052
1,200	City National Corp.	47,328
7,300	CKE Restaurants, Inc.	64,605
10,400	CKX, Inc.(b)	74,880
252,500	CLARCOR, Inc.	8,360,275
2,958	Clayton Williams Energy, Inc.(b)	57,030

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
800	Clean Energy Fuels Corp.(b)	$7,392
300	Clean Harbors, Inc.(b)	15,651
6,400	Cleco Corp.	151,616
5,200	Clifton Savings Bancorp, Inc.	56,108
1,755	Clinical Data, Inc.(b)	25,992
110,000	Clorox Co.	6,711,100
11,400	CNA Surety Corp.(b)	179,208
4,800	CoBiz Financial, Inc.	21,648
3,380	Coeur D’alene Mines Corp.(b)	47,996
2,600	Cogdell Spencer, Inc. REIT	11,648
8,500	Cogent Communications Group, Inc.(b)	70,465
1,400	Cogent, Inc.(b)	15,960
5,800	Cognex Corp.	95,700
3,900	Cohen & Steers, Inc.	71,253
5,820	Coherent, Inc.(b)	114,188
11,354	Cohu, Inc.	137,724
3,400	Coinstar, Inc.(b)	112,982
9,000	Coldwater Creek, Inc.(b)	66,060
11,500	Collective Brands, Inc.(b)	183,080
6,000	Colonial Properties Trust	47,880
900	Columbia Bancorp(b)	1,692
2,231	Columbia Banking System, Inc.	27,084
4,600	Columbia Sportswear Co.	162,886
4,600	Columbus McKinnon Corp.(b)	66,562
19,400	Comfort Systems USA, Inc.	228,532
600	Commerce Bancshares, Inc.	21,996
3,800	Commercial Metals Co.	62,852
4,500	Commercial Vehicle Group, Inc.(b)	9,045
1,100	CommScope, Inc.(b)	28,160
3,700	Community Bank System, Inc.	67,081
2,300	Community Health Systems, Inc.(b)	65,136
5,474	Community Trust Bancorp, Inc.	148,619
10,500	Compass Diversified Holdings	94,500
300	Compass Minerals International, Inc.	15,957
3,500	Complete Production Services, Inc.(b)	28,910
4,867	Compucredit Holdings Corp.(b)	14,552
1,700	Computer Programs & Systems, Inc.	66,215
3,700	Compuware Corp.(b)	27,121
150,000	comScore, Inc.(b)	2,283,000
154,300	Comstock Resources, Inc.(b)	5,940,550
2,600	COMSYS IT Partners, Inc.(b)	18,200
2,700	Comtech Telecommunications Corp.(b)	86,049
4,898	Conceptus, Inc.(b)	82,237
216,300	Concur Technologies, Inc.(b)	7,460,187
1,150	Conexant Systems, Inc.(b)	1,725
5,889	Conmed Corp.(b)	103,529
400	Connecticut Water Service, Inc.	8,652
4,801	Conn’s, Inc.(b)	60,541

Shares		Value

UNITED STATES (continued)
1,116	Consolidated - Tomoka Land Co.	$41,604
10,216	Consolidated Communications Holdings, Inc.	129,028
1,900	Consolidated Graphics, Inc.(b)	34,770
120,000	Constant Contact, Inc.(b)	2,713,200
600	Constellation Brands, Inc. - Class A(b)	8,196
1,900	Contango Oil & Gas Co.(b)	88,141
12,858	Continental Airlines, Inc. - Class B(b)	143,624
3,000	Convergys Corp.(b)	32,130
1,400	Cooper Cos., Inc. (The)	38,416
8,500	Cooper Tire & Rubber Co.	125,460
150,000	Copart, Inc.(b)	5,296,500
2,300	Core-Mark Holding Co., Inc.(b)	61,778
10,900	Corinthian Colleges, Inc.(b)	168,296
1,900	Corn Products International, Inc.	53,200
3,200	Cornell Cos., Inc.(b)	54,816
300	Corporate Executive Board Co. (The)	5,634
500	Corporate Office Properties Trust REIT	16,955
6,500	Corrections Corp. of America(b)	112,190
2,550	Corvel Corp.(b)	62,271
77,000	CoStar Group, Inc.(b)	2,828,210
1,118	Cousins Properties, Inc.	9,637
120	Covance, Inc.(b)	6,618
2,100	Coventry Health Care, Inc.(b)	48,300
800	CPI International, Inc.(b)	7,640
2,900	CRA International, Inc.(b)	78,097
1,500	Cracker Barrel Old Country Store, Inc.	43,290
900	Crane Co.	19,098
900	Cray, Inc.(b)	7,308
300	Credit Acceptance Corp.(b)	7,947
300	Cree, Inc.(b)	9,618
2,100	CROCS, Inc.(b)	7,182
6,646	Cross Country Healthcare, Inc.(b)	55,494
11,400	Crown Media Holdings, Inc. - Class A(b)	23,142
4,000	CryoLife, Inc.(b)	20,320
6,929	CSG Systems International, Inc.(b)	115,576
1,500	CSS Industries, Inc.	34,800
7,000	CTS Corp.	59,010
3,100	Cubic Corp.	121,396
8,700	Cubist Pharmaceuticals, Inc.(b)	172,869
500	Cullen/Frost Bankers, Inc.	24,015
827,646	Cummins, Inc.	35,597,054
3,999	Cumulus Media, Inc. - Class A(b)	2,551
7,400	CuraGen Corp.(b)	10,360
1,380	Curis, Inc.(b)	1,932

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,100	Curtiss-Wright Corp.	$168,453
1,000	Cutera, Inc.(b)	8,350
12,001	CVB Financial Corp.	90,488
100	CVR Energy, Inc.(b)	854
300	Cyberonics, Inc.(b)	4,983
14,874	Cybersource Corp.(b)	257,915
5,842	Cymer, Inc.(b)	199,855
1,300	Cynosure, Inc. - Class A(b)	12,558
8,000	Cypress Bioscience, Inc.(b)	70,720
2,100	Cypress Semiconductor Corp.(b)	22,302
1,400	Cytec Industries, Inc.	35,140
400	Cytokinetics, Inc.(b)	1,184
8,174	Daktronics, Inc.	68,498
400	Danvers Bancorp, Inc.	5,020
8,200	Darling International, Inc.(b)	57,892
1,800	Dawson Geophysical Co.(b)	54,738
800	DCT Industrial Trust, Inc.	3,648
2,300	DealerTrack Holdings, Inc.(b)	45,609
200	Deckers Outdoor Corp.(b)	13,522
15	Deerfield Capital Corp.	70
610,700	Del Monte Foods Co.	5,899,362
1,400	Delek US Holdings, Inc.	11,928
3,806	dELiA*s, Inc.(b)	9,591
7,050	Delphi Financial Group, Inc. - Class A	168,002
2,110	Delta Financial Corp.(b)(c)(d)	0
10,300	Delta Petroleum Corp.(b)	19,776
510	Deltek, Inc.(b)	3,167
2,500	Deltic Timber Corp.	112,425
4,600	Deluxe Corp.	71,990
9,488	Dendreon Corp.(b)	229,704
4,283	Depomed, Inc.(b)	16,361
1,438	Developers Diversified Realty Corp. REIT	8,067
4,800	DexCom, Inc.(b)	31,008
4,000	DG FastChannel, Inc.(b)	83,960
3,100	Diamond Foods, Inc.	87,420
7,900	DiamondRock Hospitality Co.	53,404
1,300	Dick’s Sporting Goods, Inc.(b)	25,805
900	Diebold, Inc.	24,948
6,000	Digi International, Inc.(b)	61,260
2,171	Digimarc Corp.(b)	30,177
3	Digital Realty Trust, Inc.	122
3,743	Digital River, Inc.(b)	132,315
900	Dillard’s, Inc. - Class A	9,549
5,600	Dime Community Bancshares.	67,424
3,100	DineEquity, Inc.	76,601
3,800	Diodes, Inc.(b)	70,148
41,500	Dionex Corp.(b)	2,735,265
2,400	Discovery Laboratories, Inc.(b)	1,152
7,700	Ditech Networks, Inc.(b)	10,472
2,723	Dixie Group, Inc.(b)	8,550
400	Dolan Media Co.(b)	5,452
600	Dollar Financial Corp.(b)	9,420

Shares		Value

UNITED STATES (continued)
4,643	Dollar Thrifty Automotive Group(b)	$76,842
490,047	Dollar Tree, Inc.(b)	22,600,968
6,900	Domino’s Pizza, Inc.(b)	56,718
7,172	Donegal Group, Inc. - Class A	112,959
400	Dorman Products, Inc.(b)	6,548
6,438	Dot Hill Systems Corp.(b)	5,344
1,300	Douglas Emmett, Inc. REIT	13,208
2,800	Dover Downs Gaming & Entertainment, Inc.	15,316
5,900	Dover Motorsports, Inc.	8,260
1,500	DR Horton, Inc.	17,385
1,200	Dreamworks Animation SKG, Inc. - Class A(b)	37,812
12,400	Dress Barn, Inc.(b)	193,316
1,086,857	Dresser-Rand Group, Inc.(b)	31,638,407
4,500	Drew Industries, Inc.(b)	86,355
8,200	Dril-Quip, Inc.(b)	346,778
21,829	drugstore.com(b)	49,552
14,000	DSP Group, Inc.(b)	121,940
500	DST Systems, Inc.(b)	22,165
1,400	DSW, Inc. - Class A(b)	18,886
5,148	DTS, Inc.(b)	141,416
3,845	Ducommun, Inc.	66,442
600	Duke Realty Corp. REIT	5,694
449,607	Dun & Bradstreet Corp.	32,367,208
16,622	Durect Corp.(b)	38,231
12,300	Dyax Corp.(b)	46,617
8,330	Dycom Industries, Inc.(b)	106,041
2,800	Dynamex, Inc.(b)	43,596
1,700	Dynamic Materials Corp.	27,829
400	DynCorp International, Inc. - Class A(b)	8,124
1,500	Eagle Bulk Shipping, Inc.	8,625
4,600	Eagle Materials, Inc.	125,580
11,472	Earthlink, Inc.(b)	96,938
100	Eastern Insurance Holdings, Inc.	954
3,700	EastGroup Properties, Inc. REIT	128,464
700	Ebix, Inc.(b)	29,036
7,525	Echelon Corp.(b)	63,812
1,200	EchoStar Corp. - Class A(b)	17,688
3,201	Eclipsys Corp.(b)	58,258
162,000	Ecolab, Inc.	6,724,620
1,480	EDCI Holdings, Inc.(b)	8,436
1,800	Edge Petroleum Corp.(b)	747
5,000	Education Realty Trust, Inc. REIT	24,250
200	eHealth, Inc.(b)	3,248
600	Einstein Noah Restaurant Group, Inc.(b)	6,372
6,600	El Paso Electric Co.(b)	99,726
4,638	Electro Rent Corp.	44,154
6,100	Electro Scientific Industries, Inc.(b)	79,910
128,000	Electronic Arts, Inc.(b)	2,748,160

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,655	Electronics For Imaging, Inc.(b)	$75,867
7,800	Elixir Gaming Technologies, Inc.(b)	1,404
6,696	Elizabeth Arden, Inc.(b)	64,282
7,200	EMCOR Group, Inc.(b)	173,664
11,472	Emcore Corp.(b)	14,455
900	Emeritus Corp.(b)	10,485
800	Emisphere Technologies, Inc.(b)	816
2,300	Emmis Communications Corp. - Class A(b)	621
4,700	Empire District Electric Co. (The)	86,245
300	Employers Holdings, Inc.	4,176
4,900	EMS Technologies, Inc.(b)	107,800
11,500	Emulex Corp.(b)	104,995
219,400	Encore Acquisition Co.(b)	7,810,640
7,138	Encore Capital Group, Inc.(b)	88,226
11,587	Encore Wire Corp.	251,322
12,700	Endeavor International Corp.(b)	16,891
2,600	Endo Pharmaceuticals Holdings, Inc.(b)	54,626
12,700	Ener1, Inc.(b)	81,026
5,863	Energy Conversion Devices, Inc.(b)	83,489
1,400	EnergySolutions, Inc.	12,054
200	EnerNOC, Inc.(b)	6,136
8,600	EnerSys(b)	170,194
5,948	ENGlobal Corp.(b)	28,848
5,200	Ennis, Inc.	76,596
3,501	EnPro Industries, Inc.(b)	62,388
300	Ensign Group, Inc. (The)	4,806
20,629	Entegris, Inc.(b)	76,946
2,500	Entercom Communications Corp. - Class A	6,875
2,688	Enterprise Financial Services Corp.	29,004
5,000	Entertainment Properties Trust REIT	136,550
5,384	Entorian Technologies, Inc.(b)	1,560
9,100	Entravision Communications Corp. - Class A(b)	5,278
9,400	Enzo Biochem, Inc.(b)	47,940
4,900	Enzon Pharmaceuticals, Inc.(b)	39,837
9,358	Epicor Software Corp.(b)	56,897
10,095	EPIQ Systems, Inc.(b)	162,025
200	Equinix, Inc.(b)	16,346
3,800	Equity Lifestyle Properties, Inc. REIT	158,346
900	Equity One, Inc.	13,545
8,400	eResearch Technology, Inc.(b)	45,780
480	Erie Indemnity Co. - Class A	17,976
4,229	ESCO Technologies, Inc.(b)	173,770
400	ESSA Bancorp, Inc.	5,388
300	Essex Property Trust, Inc. REIT	19,503

Shares		Value

UNITED STATES (continued)
124,000	Estee Lauder Cos., Inc. (The) - Class A	$4,518,560
5,529	Esterline Technologies Corp.(b)	157,189
3,700	Ethan Allen Interiors, Inc.	47,101
181,100	Euronet Worldwide, Inc.(b)	3,810,344
184,177	ev3, Inc.(b)	2,259,852
7,201	Evergreen Energy, Inc.(b)	6,481
16,000	Evergreen Solar, Inc.(b)	33,600
2,600	Exactech, Inc.(b)	37,050
21,600	Exar Corp.(b)	151,848
5,800	EXCO Resources, Inc.(b)	79,692
14,780	Exelixis, Inc.(b)	79,073
1,500	Exide Technologies(b)	7,305
400	ExlService Holdings, Inc.(b)	5,192
2,613	Exponent, Inc.(b)	67,442
730	ExpressJet Holdings, Inc.(b)	1,000
1,900	Exterran Holdings, Inc.(b)	33,041
9,100	Extra Space Storage, Inc.	79,898
28,831	Extreme Networks(b)	65,446
700	F5 Networks, Inc.(b)	25,984
110,200	Factset Research Systems, Inc.	6,248,340
1,300	Fair Isaac Corp.	24,947
3,700	Fairchild Semiconductor International, Inc.(b)	32,671
2,100	Fairpoint Communications, Inc.	1,239
8,500	FalconStor Software, Inc.(b)	45,475
7,406	Farmer Bros. Co.	166,487
148,300	FARO Technologies, Inc.(b)	2,624,910
3,995	FBL Financial Group, Inc. - Class A	39,191
100	Federal Agricultural Mortgage Corp. - Class A	400
4,392	Federal Agricultural Mortgage Corp. - Class C	27,143
7,400	Federal Signal Corp.	65,564
900	Federated Investors, Inc. - Class B	23,337
5,400	FEI Co.(b)	132,300
2,700	FelCor Lodging Trust, Inc. REIT	6,345
5,500	Ferro Corp.	27,335
5,300	FiberTower Corp.(b)	2,438
5,286	Financial Federal Corp.	107,200
30,500	Finisar Corp.(b)	19,490
8,591	Finish Line (The) - Class A	74,742
10,276	First Acceptance Corp.(b)	26,923
700	First American Corp.	20,685
5,200	First Bancorp.	94,692
2,700	First Busey Corp.	16,875
5,286	First Cash Financial Services, Inc.(b)	99,377
400	First Citizens BancShares, Inc. - Class A	56,812
10,800	First Commonwealth Financial Corp.	72,036
3,860	First Community Bancshares, Inc.	52,496
13,100	First Financial Bancorp	113,184

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,400	First Financial Bankshares, Inc.	$126,408
4,458	First Financial Corp.	144,840
4,269	First Financial Holdings, Inc.	61,132
700	First Financial Northwest, Inc.	5,432
4,300	First Industrial Realty Trust, Inc.	18,232
3,192	First Merchants Corp.	25,249
175,400	First Mercury Finanacial Corp.	2,534,530
7,570	First Midwest Bancorp, Inc.	63,285
14,700	First Niagara Financial Group, Inc.	193,305
2,958	First Place Financial Corp.	8,194
4,900	First Potomac Realty Trust REIT	45,913
2,300	First Regional Bancorp(b)	2,208
7,656	FirstMerit Corp.	143,014
4,300	Fisher Communications, Inc.	79,593
9,900	Five Star Quality Care, Inc.(b)	27,720
800	Flagstar Bancorp, Inc.(b)	720
4,800	Flanders Corp.(b)	30,672
9,800	Fleetwood Enterprises, Inc.(b)	44
2,800	Flotek Industries, Inc.(b)	5,264
6,200	Flow International Corp.(b)	12,400
6,000	Flowers Foods, Inc.	141,780
5,205	Flushing Financial Corp.	55,225
488,539	FMC Corp.	23,762,537
13,581	FNB Corp.	105,389
8,100	Foot Locker, Inc.	89,748
600	Forest City Enterprises, Inc. - Class A	4,284
900	Forest Oil Corp.(b)	15,165
6,862	Formfactor, Inc.(b)	158,169
4,500	Forrester Research, Inc.(b)	101,565
82,000	Fortune Brands, Inc.	3,244,740
101,800	Forward Air Corp.	2,354,634
1,000	Fossil, Inc.(b)	26,340
400	Foundation Coal Holdings, Inc.	14,372
2,197	FPIC Insurance Group, Inc.(b)	75,467
3,100	Franklin Bank Corp.(b)	26
2,500	Franklin Electric Co., Inc.	81,000
5,100	Fred’s, Inc. - Class A	68,748
1,000	FreightCar America, Inc.	19,980
1,700	Frontier Communications Corp.	11,900
7,100	Frontier Financial Corp.	6,390
2,600	Frontier Oil Corp.	36,140
4,700	Fuel Systems Solutions, Inc.(b)	117,876
11,300	FuelCell Energy, Inc.(b)	45,313
9,100	Fulton Financial Corp.	61,516
11,970	Furmanite Corp.(b)	54,464
6,800	Furniture Brands International, Inc.	27,268
6,000	FX Energy, Inc.(b)	23,940
2,510	G&K Services, Inc. - Class A	57,027
800	GAMCO Investors, Inc. - Class A	36,520
7,700	Gardner Denver, Inc.(b)	224,763
1,000	Gartner Group, Inc.(b)	17,100
1,800	GATX Corp.	45,396

Shares		Value

UNITED STATES (continued)
5,000	Gaylord Entertainment Co.(b)	$71,350
600	Genco Shipping & Trading Ltd.	14,346
500	GenCorp, Inc.(b)	1,300
1,400	General Cable Corp.(b)	54,278
11,363	General Communication, Inc. - Class A(b)	77,837
1,500	General Maritime Corp.	12,495
9,100	General Moly, Inc.(b)	25,753
3,800	Genesco, Inc.(b)	82,536
3,700	Genesee & Wyoming, Inc. - Class A(b)	100,973
9,000	Genomic Health, Inc.(b)	151,740
200	Genoptix, Inc.(b)	6,262
145,500	Gen-Probe, Inc.(b)	5,400,960
1,800	GenTek, Inc.(b)	42,714
2,100	Gentex Corp.	31,437
13,824	Gentiva Health Services, Inc.(b)	294,175
8,500	Genworth Financial, Inc. - Class A	58,650
6,500	Geo Group, Inc. (The)(b)	116,870
2,100	GeoEye, Inc.(b)	52,080
2,500	GeoMet, Inc.(b)	3,100
408	Georesources, Inc.(b)	4,272
1,400	Gerber Scientific, Inc.(b)	4,382
72,800	Gerdau Ameristeel Corp.	504,819
17,291	Geron Corp.(b)	138,674
600	GFI Group, Inc.	3,870
7,600	Gibraltar Industries, Inc.	59,052
3,200	G-III Apparel Group Ltd.(b)	38,688
4,600	Glacier Bancorp, Inc.	71,622
5,800	Glatfelter.	60,030
2,900	Global Industries Ltd.(b)	19,807
858,045	Global Payments, Inc.	36,295,304
4,500	GMX Resources, Inc.(b)	52,335
80,400	Golden Star Resources Ltd.(b)	197,781
102,100	Goodrich Petroleum Corp.(b)	2,618,865
1,493	Gorman-Rupp Co. (The)	33,339
600	Graco, Inc.	14,844
17,000	GrafTech International Ltd.(b)	233,410
750	Graham Corp.	10,260
5,600	Granite Construction, Inc.	189,728
26,500	Graphic Packaging Holding Co.(b)	56,445
7,400	Gray Television, Inc.	3,626
100	Gray Television, Inc. - Class A	80
6,500	Great Atlantic & Pacific Tea Co.(b)	37,505
1,800	Great Lakes Dredge & Dock Corp.	10,422
500	Great Plains Energy, Inc.	7,965
1,800	Great Southern Bancorp, Inc.	37,800
15,220	Great Wolf Resorts, Inc.(b)	41,094
73,600	Greatbatch, Inc.(b)	1,622,144
1,412	Green Bankshares, Inc.	8,401
7,047	Green Mountain Coffee Roasters, Inc.(b)	496,391

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,000	Greenbrier Cos., Inc.	$83,920
2,500	Greenhill & Co., Inc.	188,300
580	Greif, Inc. - Class A	29,771
10,670	Griffon Corp.(b)	102,859
5,300	Group 1 Automotive, Inc.	156,138
5,100	GSI Commerce, Inc.(b)	93,024
800	GSI Technology, Inc.(b)	3,168
19,152	Guaranty Bancorp(b)	34,282
400	Guess?, Inc.	11,628
3,446	Gulf Island Fabrication, Inc.	49,967
3,400	Gulfmark Offshore, Inc.(b)	108,766
6,232	Gulfport Energy Corp.(b)	43,437
1,900	Gymboree Corp.(b)	75,582
1,100	H&E Equipment Services, Inc.(b)	11,704
2,500	Haemonetics Corp.(b)	147,525
307,288	Hain Celestial Group, Inc.(b)	5,104,054
4,996	Hallmark Financial Services(b)	32,774
10,200	Halozyme Therapeutics, Inc.(b)	72,012
4,278	Hancock Holding Co.	172,788
800	Hanesbrands, Inc.(b)	15,920
800	Hanger Orthopedic Group, Inc.(b)	10,976
4,768	Hanmi Financial Corp.(b)	8,392
1,000	Hanover Insurance Group, Inc. (The)	39,310
3,500	Hardinge, Inc.	13,790
4,623	Harleysville Group, Inc.	143,405
12,314	Harleysville National Corp.	67,481
1,140	Harman International Industries, Inc.	28,135
10,900	Harmonic, Inc.(b)	75,537
11,100	Harris Interactive, Inc.(b)	4,772
4,661	Harris Stratex Networks, Inc. - Class A(b)	32,347
1,200	Harsco Corp.	33,012
1,600	Harte-Hanks, Inc.	17,312
13,098	Harvest Natural Resources, Inc.(b)	84,744
2,600	Haverty Furniture Cos., Inc.	27,924
6,230	Hawaiian Electric Industries, Inc.	111,330
15,300	Hawaiian Holdings, Inc.(b)	97,767
200	Haynes International, Inc.(b)	4,606
9,600	HB Fuller Co.	193,536
308,000	HCC Insurance Holdings, Inc.	7,730,800
5,800	Headwaters, Inc.(b)	17,806
2,700	Health Net, Inc.(b)	36,531
379,300	Healthcare Realty Trust, Inc. REIT	7,362,213
4,050	Healthcare Services Group, Inc.	75,614
800	Healthsouth Corp.(b)	11,520
7,208	HealthTronics, Inc.(b)	15,497
193,400	Healthways, Inc.(b)	2,850,716
16,533	Heartland Express, Inc.	254,608
3,200	Heartland Payment Systems, Inc.	34,112

Shares		Value

UNITED STATES (continued)
20,100	Hecla Mining Co.(b)	$63,315
1,300	Heico Corp.	48,009
3,300	Heico Corp. - Class A	93,324
3,600	Heidrick & Struggles International, Inc.	73,764
800	Helix Energy Solutions Group, Inc.(b)	8,392
667,750	Henry Schein, Inc.(b)	34,308,995
2,100	Hercules Offshore, Inc.(b)	9,954
4,505	Heritage Commerce Corp.	18,335
3,300	Herman Miller, Inc.	54,813
5,200	Hersha Hospitality Trust	14,040
110,000	Hershey Co. (The)	4,394,500
13,600	Hertz Global Holdings, Inc.(b)	128,384
1,500	Hexcel Corp.(b)	15,315
300	hhgregg, Inc.(b)	5,505
1,950	Hibbett Sports, Inc.(b)	35,900
3,000	Highwoods Properties, Inc.	76,830
6,400	Hill International, Inc.(b)	29,824
6,800	Hilltop Holdings, Inc.(b)	81,600
600	Hi-Tech Pharmacal Co., Inc.(b)	9,390
2,000	Hittite Microwave Corp.(b)	70,240
120,000	HJ Heinz Co.	4,615,200
900	HLTH Corp.(b)	13,212
4,000	HMS Holdings Corp.(b)	153,600
400	HNI Corp.	8,912
1,500	Holly Corp.	31,905
282,000	Hologic, Inc.(b)	4,142,580
7,236	Home Bancshares, Inc.	157,455
500	Home Diagnostics, Inc.(b)	3,395
2,215	Home Federal Bancorp, Inc.	25,229
200	Home Properties, Inc.	7,140
1,100	Hooker Furniture Corp.	15,103
3,200	Horace Mann Educators Corp.	36,320
2,125	Horizon Financial Corp.	2,656
3,500	Hornbeck Offshore Services, Inc.(b)	76,230
300	Horsehead Holding Corp.(b)	3,207
1,000	Hospitality Properties Trust	15,790
10,500	Hot Topic, Inc.(b)	81,165
300	HQ Sustainable Maritime Industries, Inc.(b)	2,571
1,800	HRPT Properties Trust	8,676
2,450	HUB Group, Inc. - Class A(b)	52,650
700	Hubbell, Inc. - Class B.	26,124
5,000	Hudson Highland Group, Inc.(b)	10,350
1,900	Hughes Communications, Inc.(b)	49,400
5,000	Human Genome Sciences, Inc.(b)	71,500
1,100	Huntsman Corp.	6,754
2,200	Hurco Cos., Inc.(b)	42,944
1,500	Huron Consulting Group, Inc.(b)	66,525
12,900	Hutchinson Technology, Inc.(b)	42,183

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
26,200	Hypercom Corp.(b)	$55,806
4,000	i2 Technologies, Inc.(b)	53,840
6,950	IAC/InterActiveCorp(b)	127,950
2,514	Ibasis, Inc.(b)	4,902
1,500	IBERIABANK Corp.	70,260
200	ICF International, Inc.(b)	5,180
3,500	ICO, Inc.(b)	14,455
9,298	Iconix Brand Group, Inc.(b)	162,901
4,800	ICU Medical, Inc.(b)	186,864
5,900	IDACORP, Inc.	163,548
11,282	Idenix Pharmaceuticals, Inc.(b)	42,872
4,412	Idera Pharmaceuticals, Inc.(b)	28,457
402,000	IDEX Corp.	10,966,560
466	IDT Corp.(b)	1,072
2,966	IDT Corp. - Class B(b)	7,712
5,900	I-Flow Corp.(b)	44,899
19,100	iGate Corp.	138,475
91,000	IHS, Inc. - Class A(b)	4,544,540
3,097	II-VI, Inc.(b)	74,297
5,200	Imation Corp.	47,216
1,700	Immersion Corp.(b)	7,174
137,600	Immucor, Inc.(b)	2,292,416
9,578	Immunogen, Inc.(b)	83,233
5,780	Immunomedics, Inc.(b)	23,929
2,000	Imperial Sugar Co.	26,580
8,264	Incyte Corp.(b)	42,973
4,800	Independent Bank Corp./MA	102,384
3,098	Independent Bank Corp./MI	5,422
9,600	Indevus Pharmaceuticals, Inc.(d)	9,504
1,500	Infinera Corp.(b)	10,155
200	Infinity Pharmaceuticals, Inc.(b)	1,616
3,520	Infinity Property & Casuality Corp.	146,221
7,030	InfoGROUP, Inc.(b)	42,321
42,300	Informatica Corp.(b)	777,897
7,900	Infospace, Inc.(b)	57,828
1,712	Ingles Markets, Inc. - Class A	28,608
2,000	Ingram Micro, Inc. - Class A(b)	33,640
5,400	Inland Real Estate Corp.	39,852
200	Innophos Holdings, Inc.	3,756
3,400	Innovative Solutions & Support, Inc.	12,206
5,800	Insight Enterprises, Inc.(b)	59,740
10,019	Insituform Technologies, Inc. - Class A(b)	184,350
10,355	Inspire Pharmaceuticals, Inc.(b)	50,325
9,000	Insteel Industries, Inc.	91,710
2,517	Integra Bank Corp.	3,927
177,759	Integra LifeScience Holdings Corp.(b)	5,627,850
2,354	Integral Systems, Inc.(b)	16,902
5,000	Integrated Device Tech(b)	33,850
3,084	Integrated Electrical Services, Inc.(b)	28,219

Shares		Value

UNITED STATES (continued)
6,153	Integrated Silicon Solutions, Inc.(b)	$19,382
300	Integrys Energy Group, Inc.	10,134
5,653	Inter Parfums, Inc.	57,774
176,400	Interactive Data Corp.	4,013,100
1,400	Interactive Intelligence, Inc.(b)	22,624
8,502	InterDigital, Inc.(b)	251,744
6,890	Interface, Inc. - Class A	47,817
5,000	Interline Brands, Inc.(b)	84,650
6,500	Intermec, Inc.(b)	88,660
6,500	InterMune, Inc.(b)	99,320
5,000	Internap Network Services Corp.(b)	15,200
600	International Assets Holding Corp.(b)	10,680
5,940	International Bancshares Corp.	78,289
4,600	International Coal Group, Inc.(b)	14,260
10,800	International Royalty Corp.	37,395
800	International Speedway Corp. - Class A	20,456
100	Internet Brands, Inc. - Class A(b)	751
8,400	Internet Capital Group, Inc.(b)	62,748
4,335	Interpublic Group of Cos., Inc.(b)	22,585
3,000	Intersil Corp. - Class A	43,110
4,100	Interstate Hotels & Resorts, Inc.(b)	3,690
1,500	Intervest Bancshares Corp. - Class A(b)	4,785
5,200	Intevac, Inc.(b)	59,852
1,449	Introgen Therapeutics, Inc.(b)	16
16,500	Intuitive Surgical, Inc.(b)	3,750,780
3,800	Invacare Corp.	77,520
3,800	inVentiv Health, Inc.(b)	58,292
5,873	Inverness Medical Innovations, Inc.(b)	197,626
8,100	Investment Technology Group, Inc.(b)	181,035
6,528	Investors Bancorp, Inc.(b)	64,562
11,563	ION Geophysical Corp.(b)	31,104
2,400	Iowa Telecommunications Services, Inc.	29,424
200	IPC The Hospitalist Co, Inc.(b)	5,570
700	IPG Photonics Corp.(b)	7,511
3,100	IRIS International, Inc.(b)	31,620
7,400	iRobot Corp.(b)	82,954
145,000	Iron Mountain, Inc.(b)	4,235,450
3,600	Irwin Financial Corp.(b)	2,304
10,035	Isis Pharmaceuticals, Inc.(b)	183,440
5,400	Isle of Capri Casinos, Inc.(b)	64,206
1,000	ITC Holdings Corp.	47,700
1,000	Itron, Inc.(b)	52,170
103,000	ITT Corp.	5,088,200
5,800	Ixia(b)	43,732
13,776	IXYS Corp.	106,488

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,500	J & J Snack Foods Corp.	$151,690
300	J Crew Group, Inc.(b)	8,448
4,400	j2 Global Communications, Inc.(b)	105,556
6,750	Jabil Circuit, Inc.	61,830
151,300	Jack Henry & Associates, Inc.	3,248,411
6,086	Jack in the Box, Inc.(b)	128,415
3,900	Jackson Hewitt Tax Service, Inc.	23,595
5,793	Jakks Pacific, Inc.(b)	66,793
500	James River Coal Co.(b)	9,285
2,300	Janus Capital Group, Inc.	31,418
1,095	Jarden Corp.(b)	26,992
8,000	Javelin Pharmaceuticals, Inc.(b)	15,200
763,500	JC Penney Co., Inc.	23,019,525
3,900	JDA Software Group, Inc.(b)	80,379
5,200	JDS Uniphase Corp.(b)	30,472
10,100	JetBlue Airways Corp.(b)	51,611
500	JMP Group, Inc.	4,435
6,500	Jo-Ann Stores, Inc.(b)	151,450
200	John B. Sanfilippo & Son, Inc.(b)	1,740
300	John Bean Technologies Corp.	4,158
160,500	John Wiley & Sons, Inc. - Class A	5,118,345
1,214,988	Johnson Controls, Inc.	31,443,889
2,600	Jones Apparel Group, Inc.	35,776
400	Jones Lang LaSalle, Inc.	15,184
5,425	Jos. A. Bank Clothiers, Inc.(b)	198,501
125,300	K12, Inc.(b)	2,351,881
4,500	Kadant, Inc.(b)	49,995
1,900	Kaiser Aluminum Corp.	62,814
4,647	Kaman Corp.	89,129
7,100	Kansas City Southern(b)	144,201
155,000	Kaydon Corp.	5,063,850
1,400	KB Home	23,366
200	KBW, Inc.(b)	5,838
9,900	Kearny Financial Corp.	111,771
1,100	Keithley Instruments, Inc.	6,127
80,000	Kellogg Co.	3,800,000
3,800	Kelly Services, Inc. - Class A	44,688
19,377	Kemet Corp.(b)	14,145
2,700	Kendle International, Inc.(b)	31,536
5,700	Kenexa Corp.(b)	69,540
106,800	Kennametal, Inc.	2,276,976
2,700	Kenneth Cole Productions, Inc. - Class A	21,681
3,349	Kensey Nash Corp.(b)	95,647
713	Key Energy Services, Inc.(b)	4,948
4,600	Keynote Systems, Inc.(b)	46,276
1,200	K-Fed Bancorp	11,244
7,725	Kforce, Inc.(b)	75,242
300	Kilroy Realty Corp.	7,080
6,000	Kimball International, Inc. - Class B	40,800
5,900	Kindred Healthcare, Inc.(b)	82,836

Shares		Value

UNITED STATES (continued)
1,800	Kinetic Concepts, Inc.(b)	$56,916
8,370	King Pharmaceuticals, Inc.(b)	75,916
5,000	Kirby Corp.(b)	185,050
2,900	Kite Realty Group Trust	9,280
11,200	Knight Capital Group, Inc. - Class A(b)	207,984
9,550	Knight Transportation, Inc.	173,237
3,800	Knoll, Inc.	37,202
2,500	Knology, Inc.(b)	21,500
6,000	Knot, Inc. (The)(b)	52,440
20,958	Kopin Corp.(b)	83,203
6,100	Korn/Ferry International(b)	84,851
36,111	Kratos Defense & Security Solutions, Inc.(b)	28,889
11,800	Krispy Kreme Doughnuts, Inc.(b)	36,108
6,100	Kronos Worldwide, Inc.	50,142
3,800	K-Swiss, Inc. - Class A	41,192
9,437	Kulicke & Soffa Industries, Inc.(b)	55,395
300	KV Pharmaceutical Co. - Class B(b)	945
10,076	L-1 Indentity Solutions, Inc.(b)	79,298
3,500	LaBarge, Inc.(b)	36,995
65,000	Laboratory Corp. of America Holdings(b)	4,367,350
4,100	Laclede Group, Inc. (The)	137,637
3,233	Ladish Co., Inc.(b)	35,563
700	Lakeland Bancorp, Inc.	6,328
2,963	Lakeland Financial Corp.	58,016
1,800	Lamar Advertising Co. - Class A(b)	37,872
54,100	Lancaster Colony Corp.	2,463,714
186,129	Lance, Inc.	4,716,509
1,500	LandAmerica Financial Group, Inc.	112
2,900	Landauer, Inc.	194,068
5,974	Landec Corp.(b)	37,756
700	Landry’s Restaurants, Inc.(b)	6,272
126,500	Landstar System, Inc.	4,640,020
4,700	LaSalle Hotel Properties	70,077
11,403	Lattice Semiconductor Corp.(b)	25,201
26,300	Lawson Software, Inc.(b)	156,222
3,270	Layne Christensen Co.(b)	77,597
17,100	La-Z-Boy, Inc.	115,767
2,543	LCA-Vision, Inc.(b)	14,597
600	Leap Wireless International, Inc.(b)	14,370
8,400	Leapfrog Enterprises, Inc.(b)	23,940
700	Learning Tree International, Inc.(b)	7,511
6,900	LECG Corp.(b)	25,392
3,700	Lee Enterprises, Inc.	5,217
4,600	Leggett & Platt, Inc.	79,810
6,700	Lennar Corp. - Class A	79,328
2,800	Lennox International, Inc.	97,580
372,000	Lenovo Group Ltd.	176,639

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
14,300	Lexicon Pharmaceuticals, Inc.(b)	$19,019
8,163	Lexington Realty Trust	34,938
1,200	Lexmark International, Inc. - Class A(b)	17,376
6,300	LHC Group, Inc.(b)	184,905
2,600	Libbey, Inc.	5,460
1,500	Liberty Media Corp. - Capital, Series A(b)	21,870
2,248	Life Partners Holdings, Inc.	48,512
90,000	Life Technologies Corp.(b)	4,097,700
3,600	Life Time Fitness, Inc.(b)	91,620
2,100	Lifepoint Hospitals, Inc.(b)	58,086
1,291	Lifeway Foods, Inc.(b)	16,835
1,200	Ligand Pharmaceuticals, Inc., Class B(b)	3,396
1,600	Limelight Networks, Inc.(b)	6,336
5,430	Lin TV Corp. - Class A(b)	10,643
1,800	Lincare Holdings, Inc.(b)	47,124
4,964	Lincoln Educational Services Corp.(b)	101,067
50,957	Lincoln Electric Holdings, Inc.	2,159,558
1,400	Lindsay Corp.	49,658
7,831	Lionbridge Technologies(b)	17,228
3,533	Liquidity Services, Inc.(b)	40,559
500	Lithia Motors, Inc. - Class A	5,995
3,900	Littelfuse, Inc.(b)	91,260
10,400	Live Nation, Inc.(b)	60,736
2,400	Liz Claiborne, Inc.	7,584
6,300	LKQ Corp.(b)	113,022
5,500	LMI Aerospace, Inc.(b)	50,050
589	LodgeNet Interactive Corp.(b)	2,745
12,200	Lodgian, Inc.(b)	15,616
2,500	LoJack Corp.(b)	10,200
4,124	Loral Space & Communications, Inc.(b)	86,315
14,100	Louisiana-Pacific Corp.(b)	59,502
3,500	LSB Industries, Inc.(b)	62,160
1,900	LSI Corp.(b)	9,842
10,598	LSI Industries, Inc.	68,781
12,379	LTX-Credence Corp.(b)	11,141
12,972	Luby’s, Inc.(b)	59,023
1,600	Lufkin Industries, Inc.	72,640
300	Lumber Liquidators, Inc.(b)	4,926
134,995	Luminex Corp.(b)	2,385,362
4,000	M&F Worldwide Corp.(b)	79,560
5,100	M/I Homes, Inc.(b)	66,963
1,365	Macatawa Bank Corp.(b)	3,767
700	Mack-Cali Realty Corp. REIT	19,537
2,600	Magellan Health Services, Inc.(b)	84,136
5,840	Magma Design Automation, Inc.(b)	8,585
3,400	Maguire Properties, Inc.(b)	2,346
2,600	Maidenform Brands, Inc.(b)	35,958
9,256	MainSource Financial Group, Inc.	62,108

Shares		Value

UNITED STATES (continued)
2,700	Manhattan Associates, Inc.(b)	$49,950
2,600	Manitowoc Co., Inc. (The)	16,068
3,100	Mannatech, Inc.	10,881
2,700	MannKind Corp.(b)	21,627
2,600	Mantech International Corp - Class A(b)	138,580
5,529	Marchex, Inc. - Class B	24,217
7,700	Marcus Corp.	97,328
7,700	Marine Products Corp.	43,351
3,400	MarineMax, Inc.(b)	22,882
10,300	Mariner Energy, Inc.(b)	123,497
90	Markel Corp.(b)	28,401
5,700	MarketAxess Holdings, Inc.(b)	59,622
2,545	Marlin Business Services Corp.(b)	17,153
106,000	Martek Biosciences Corp.	2,465,560
10,800	Marten Transport Ltd.(b)	190,512
4,400	Marvel Entertainment, Inc.(b)	174,064
4,900	Masco Corp.	68,257
125,500	Masimo Corp.(b)	3,068,475
3,800	Massey Energy Co.	101,080
7,400	MasTec, Inc.(b)	76,590
1,273	Mastech Holdings, Inc.(b)	4,201
3,200	Material Sciences Corp.(b)	4,448
4,100	Matrix Service Co.(b)	41,533
138,393	Matthews International Corp. - Class A	4,326,165
15,915	Mattson Technology, Inc.(b)	24,032
800	Maui Land & Pineapple Co., Inc.(b)	5,840
2,900	MAXIMUS, Inc.	123,598
4,300	Maxwell Technologies, Inc.(b)	60,888
13,389	Maxygen, Inc.(b)	106,978
5,386	MB Financial, Inc.	74,058
14,100	MBIA, Inc.(b)	59,079
2,056	MBT Financial Corp.	4,338
1,169,624	McCormick & Co., Inc.	37,685,285
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	22,113
7,500	MCG Capital Corp.(b)	25,725
4,700	Mcgrath Rentcorp	90,334
6,700	McMoRan Exploration Co.(b)	42,612
900	MDC Holdings, Inc.	31,716
4,211	MDRNA, Inc.(b)	6,064
1,800	Meadowbrook Insurance Group, Inc.	14,238
2,070	MeadWestvaco Corp.	40,344
18,096	Medarex, Inc.(b)	287,184
165,800	MedAssets, Inc.(b)	3,097,144
7,932	Medcath Corp.(b)	95,660
2,700	Media General, Inc. - Class A	12,555
7,487	Mediacom Communications Corp. - Class A(b)	35,863
5,600	Medical Action Industries, Inc.(b)	69,944
800	Medical Properties Trust, Inc. REIT	5,600

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,100	Medicines Co. (The)(b)	$25,141
3,400	Medicis Pharmaceutical Corp. - Class A	58,208
1,400	Medis Technologies Ltd.(b)	544
5,900	Medivation, Inc.(b)	146,025
500	Mednax, Inc.(b)	23,175
7,300	Men’s Wearhouse, Inc.	157,753
15,900	Mentor Graphics Corp.(b)	110,346
600	Mercury Computer Systems, Inc.(b)	6,900
1,670	Mercury General Corp.	58,567
900	Meredith Corp.	23,823
231,751	Meridian Bioscience, Inc.	5,103,157
100	Meridian Interstate Bancorp, Inc.(b)	922
44,200	Meridian Resource Corp.(b)	14,586
7,900	Merit Medical Systems, Inc.(b)	144,491
6,700	Mesa Air Group, Inc.(b)	935
1,600	Metalico, Inc.(b)	7,264
5,414	Methode Electronics, Inc.	41,038
113,000	Mettler-Toledo International, Inc.(b)	9,498,780
2,600	MGE Energy, Inc.	93,262
1,000	MGIC Investment Corp.	6,600
300	MGP Ingredients, Inc.(b)	870
2,200	Michael Baker Corp.(b)	93,830
5,950	Micrel, Inc.	46,529
3,400	Micros Systems, Inc.(b)	93,126
1,200	Microsemi Corp.(b)	16,380
100	MicroStrategy, Inc. - Class A(b)	6,105
12,600	Microtune, Inc.(b)	25,956
1,276	Microvision, Inc.(b)	4,415
1,000	Micrus Endovascular Corp.(b)	9,010
1,600	Mid-America Apartment Communities, Inc.	63,472
1,000	Midas, Inc.(b)	9,870
1,087	Middleby Corp.(b)	53,154
900	Middlesex Water Co.	13,761
3,580	Midwest Banc Holdings, Inc.(b)	2,005
1,415	Miller Industries, Inc.(b)	12,494
27,000	Millipore Corp.(b)	1,879,200
4,400	Mine Safety Appliances Co.	123,596
2,300	Minerals Technologies, Inc.	99,981
7,357	MIPS Technologies, Inc.(b)	26,191
2,600	Mirant Corp.(b)	46,956
1,600	Mission West Properties	11,120
10,081	MKS Instruments, Inc.(b)	195,269
7,400	Mobile Mini, Inc.(b)	119,732
3,800	Modine Manufacturing Co.	29,070
900	Mohawk Industries, Inc.(b)	46,422
600	Molex, Inc. - Class A	9,984
5,200	Molina Healthcare, Inc.(b)	117,260
83,000	Molson Coors Brewing Co. - Class B	3,752,430
400	Momenta Pharmaceuticals, Inc.(b)	4,340

Shares		Value

UNITED STATES (continued)
5,500	Monaco Coach Corp.(b)	$19
4,400	Monarch Casino & Resort, Inc.(b)	39,908
3,200	MoneyGram International, Inc.(b)	7,168
400	Monmouth REIT - Class A	2,560
336	Monogram Biosciences, Inc.(b)	1,522
2,011	Monolithic Power Systems, Inc.(b)	44,624
3,546	Monro Muffler, Inc.	94,288
3,100	Monster Worldwide, Inc.(b)	40,393
5,600	Moog, Inc. - Class A.(b)	150,976
2,000	Morgans Hotel Group Co.(b)	9,720
161,500	Morningstar, Inc.(b)	7,152,835
3,600	Morton’s Restaurant Group, Inc.(b)	13,104
4,900	MoSys, Inc.(b)	7,938
3,218	Movado Group, Inc.	45,953
28,100	Move, Inc.(b)	75,027
677	Movie Gallery, Inc.(b)(c)(d)	0
19,900	MPS Group, Inc.(b)	172,135
25,329	MRV Communications, Inc.(b)	15,476
400	MSC Industrial Direct Co. - Class A	15,696
1,400	MSC.Software Corp.(b)	10,234
75,700	MSCI, Inc. - Class A(b)	2,115,815
5,300	MTR Gaming Group, Inc.(b)	19,504
1,100	MTS Systems Corp.	25,839
5,200	Mueller Industries, Inc.	123,552
13,353	Mueller Water Products, Inc. - Class A	51,543
400	Multi-Fineline Electronix, Inc.(b)	9,116
12,993	Multimedia Games, Inc.(b)	73,021
1,200	MWI Veterinary Supply, Inc.(b)	46,056
6,700	Myers Industries, Inc.	65,928
9,600	Nabi Biopharmaceuticals(b)	24,672
785	NACCO Industries, Inc. - Class A	33,041
1,300	Nalco Holding Co.	22,997
3,500	Nanometrics, Inc.(b)	12,985
6,800	Nara Bancorp, Inc.	40,120
1,900	Nash Finch Co.	58,330
2,200	NATCO Group, Inc. - Class A(b)	79,332
16,020	National Beverage Corp.(b)	170,933
400	National CineMedia, Inc.	5,884
4,400	National Financial Partners Corp.	33,000
1,600	National Healthcare Corp.	59,600
326,700	National Instruments Corp.	8,239,374
116,300	National Interstate Corp.	2,095,726
10,386	National Penn Bancshares, Inc.	51,722
6,472	National Retail Properties, Inc.	127,563
6,000	Natural Gas Services Group, Inc.(b)	82,740
6,943	Natus Medical, Inc.(b)	94,425

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,500	Nautilus, Inc.(b)	$7,455
8,500	Navigant Consulting, Inc.(b)	101,150
127,124	Navigators Group, Inc.(b)	6,268,484
300	Navistar International Corp.(b)	11,862
6,000	NBT Bancorp, Inc.	137,640
8,800	NBTY, Inc.(b)	318,560
4,300	NCI Building Systems, Inc.(b)	16,942
1,700	NCI, Inc. - Class A(b)	53,873
400	NCR Corp.(b)	5,176
800	Nektar Therapeutics(b)	5,664
4,700	Nelnet, Inc. - Class A(b)	67,163
2,783	Neogen Corp.(b)	81,097
1,618,746	NetApp, Inc.(b)	36,357,035
600	NetFlix, Inc.(b)	26,364
5,229	Netgear, Inc.(b)	88,945
1,400	Netlogic Microsystems, Inc.(b)	55,636
12,000	Netscout Systems, Inc.(b)	119,400
180,000	NetSuite, Inc.(b)	2,188,800
9,600	Network Equipment Technologies, Inc.(b)	54,720
9,600	Neurogen Corp.(b)	1,824
150,700	NeuStar, Inc. - Class A(b)	3,417,876
7,200	New Jersey Resources Corp.	277,920
1,500	New York & Co., Inc.(b)	5,400
800	New York Times Co. (The) - Class A	6,296
15,700	NewAlliance Bancshares, Inc.	192,325
1,090	Newell Rubbermaid, Inc.	14,028
1,100	NewMarket Corp.	83,215
18,777	Newpark Resources, Inc.(b)	49,384
8,760	Newport Corp.(b)	64,736
6,800	Nextwave Wireless, Inc.(b)	3,061
262,533	NIC, Inc.	1,992,625
5,400	Nicor, Inc.	196,776
100	Nighthawk Radiology Holdings, Inc.(b)	483
14,600	NL Industries, Inc.	99,718
2,440	NN, Inc.	5,954
3,800	Nordson Corp.	170,620
75,000	Northern Trust Corp.	4,485,750
500	Northfield Bancorp, Inc.	5,985
6,398	Northwest Bancorp, Inc.	131,095
2,700	Northwest Natural Gas Co.	120,528
2,200	Northwest Pipe Co.(b)	76,516
3,065	NorthWestern Corp.	74,173
7,300	Novatel Wireless, Inc.(b)	69,204
7,201	Novavax, Inc.(b)	31,252
8,600	Novell, Inc.(b)	39,388
2,400	Novellus Systems, Inc.(b)	46,968
2,439	Noven Pharmaceuticals, Inc.(b)	40,195
5,006	NPS Pharmaceuticals, Inc.(b)	19,473
6,500	Nu Skin Enterprises, Inc. - Class A	117,065
300	Nutraceutical International Corp.(b)	3,735
2,050	NutriSystem, Inc.	29,172

Shares		Value

UNITED STATES (continued)
53,850	NuVasive, Inc.(b)	$2,228,852
3,000	NxStage Medical, Inc.(b)	16,620
173,000	Oceaneering International, Inc.(b)	8,809,160
2,207	OceanFirst Financial Corp.	26,859
3,900	O’Charleys, Inc.	40,521
14,700	Ocwen Financial Corp.(b)	209,475
11,900	Odyssey HealthCare, Inc.(b)	138,635
8,400	Odyssey Re Holdings Corp.	388,080
9,400	Oil States International, Inc.(b)	254,928
4,000	Old Dominion Freight Line, Inc.(b)	142,520
8,900	Old National Bancorp	100,570
2,900	Old Republic International Corp.	29,986
4,800	Old Second Bancorp, Inc.	24,288
9,900	Olin Corp.	136,521
1,000	Olympic Steel, Inc.	25,510
3,800	OM Group, Inc.(b)	127,908
5,200	Omega Healthcare Investors, Inc.	86,892
6,100	Omega Protein Corp.(b)	23,546
1,700	Omnicare, Inc.	40,579
5,500	Omnicell, Inc.(b)	68,640
650,000	Omnicom Group, Inc.	22,100,000
176,960	Omniture, Inc.(b)	2,420,813
6,300	Omnivision Technologies, Inc.(b)	83,349
9,400	Omnova Solutions, Inc.(b)	52,734
4,600	On Assignment, Inc.(b)	19,458
48,525	ON Semiconductor Corp.(b)	354,232
659	One Liberty Properties, Inc.	4,185
7,300	Online Resources Corp.(b)	48,253
3,100	Onyx Pharmacueticals, Inc.(b)	111,352
13,916	Openwave Systems, Inc.(b)	36,460
4,300	Oplink Communications, Inc.(b)	54,696
3,900	Opnet Technologies, Inc.	37,050
300	Optimer Pharmaceuticals, Inc.(b)	4,227
600	optionsXpress Holdings, Inc.	10,842
16,565	OraSure Technologies, Inc.(b)	47,045
4,100	Orbital Sciences Corp.(b)	55,514
200	Orion Marine Group, Inc.(b)	4,472
600	Oritani Financial Corp.	8,196
700	Ormat Technologies, Inc.	27,713
13,200	Orthovita, Inc.(b)	85,932
3,400	OSI Pharmaceuticals, Inc.(b)	114,886
4,500	OSI Systems, Inc.(b)	89,145
300	Osiris Therapeutics, Inc.(b)	3,651
10,700	OTIX Global, Inc.(b)	7,704
2,761	Otter Tail Corp.	64,359
1,000	Outdoor Channel Holdings, Inc.(b)	7,580
1,500	Overseas Shipholding Group, Inc.	51,525
1,900	Overstock.com, Inc.(b)	25,023

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,700	Owens & Minor, Inc.	$75,310
2,900	Owens Corning, Inc.(b)	53,302
2,929	Oxford Industries, Inc.	40,157
800	OYO Geospace Corp.(b)	19,104
2,700	P.F. Chang’s China Bistro, Inc.(b)	91,557
5,786	Pacific Capital Bancorp	12,266
300	Pacific Continental Corp.	3,189
600	Packaging Corp. of America	11,802
3,070	PacWest Bancorp	49,366
4,500	PAETEC Holding Corp.(b)	13,230
11,900	Pain Therapeutics, Inc.(b)	52,360
97,000	Pall Corp.	2,917,760
11,344	Palm Harbor Homes, Inc.(b)	25,751
19,600	Palm, Inc.(b)	308,308
1,994	Palomar Medical Technologies, Inc.(b)	29,790
4,600	Panera Bread Co. - Class A(b)	252,816
5,800	Pantry, Inc. (The)(b)	101,790
2,400	Papa John’s International, Inc.(b)	60,984
400	Par Pharmaceutical Cos., Inc.(b)	6,484
6,500	Parallel Petroleum Corp.(b)	13,000
1,700	Parametric Technology(b)	21,947
9,000	Parexel International Corp.(b)	139,230
7,600	Park Electrochemical Corp.	177,612
1,900	Park National Corp.	121,125
18,237	Parker Drilling Co.(b)	84,255
43,000	Parker Hannifin Corp.	1,904,040
3,500	Parkervision, Inc.(b)	10,675
1,313	Park-Ohio Holdings Corp.(b)	8,193
1,100	Parkway Properties, Inc.	15,587
700	Patriot Coal Corp.(b)	5,859
105,400	Patterson Cos., Inc.(b)	2,672,944
600	Patterson-UTI Energy, Inc.	8,286
100,000	Paychex, Inc.	2,650,000
6,897	PC Connection, Inc.(b)	39,589
1,400	PC Mall, Inc.(b)	12,166
4,814	PC-Tel, Inc.(b)	32,206
13,980	PDF Solutions, Inc.(b)	32,154
1,616	PDI, Inc.(b)	8,387
6,200	PDL BioPharma, Inc.	51,026
65,000	Peabody Energy Corp.	2,152,150
945	Peapack Gladstone Financial Corp.	17,974
4,042	Peet’s Coffee & Tea, Inc.(b)	111,034
7,100	Pegasystems, Inc.	200,930
1,700	Penford Corp.	11,152
2,300	Penn National Gaming, Inc.(b)	72,933
4,600	Penn Virginia Corp.	88,366
3,400	Pennsylvania Real Estate Investment Trust	17,986
15,400	Penske Auto Group, Inc.	318,472
600	Penson Worldwide, Inc.(b)	7,002

Shares		Value

UNITED STATES (continued)
1,400	Penwest Pharmaceuticals Co.(b)	$3,836
871	Peoples Bancorp, Inc.	15,948
4,900	PEP Boys - Manny Moe & Jack	48,657
3,700	Perficient, Inc.(b)	27,306
9,090	Pericom Semiconductor Corp.(b)	86,355
2,900	PerkinElmer, Inc.	51,127
8,800	Perot Systems Corp. - Class A(b)	140,624
500	Perrigo Co.	13,570
2,916	Perry Ellis International, Inc.(b)	22,482
7,800	PetMed Express, Inc.(b)	144,768
3,643	Petroleum Development Corp.(b)	61,348
23,900	Petroquest Energy, Inc.(b)	80,065
500	PetSmart, Inc.	11,185
2,700	PFF Bancorp, Inc.(b)	20
800	Pharmaceutical Product Development, Inc.	16,616
2,159	PharMerica Corp.(b)	45,253
700	Phase Forward, Inc.(b)	9,940
8,500	PHH Corp.(b)	155,805
5,900	PHI, Inc. - Non Voting(b)	128,856
200	PHI, Inc. - Voting(b)	4,169
1,570	Phillips-Van Heusen Corp.	55,547
14,400	Phoenix Cos., Inc. (The)(b)	31,680
8,617	Phoenix Technologies Ltd.(b)	28,522
10,872	Photronics, Inc.(b)	55,556
3,500	Pico Holdings, Inc.(b)	106,155
5,400	Piedmont Natural Gas Co.	132,948
43,700	Pier 1 Imports, Inc.(b)	98,762
3,100	Pike Electric Corp.(b)	32,643
7,400	Pinnacle Airlines Corp.(b)	24,716
8,300	Pinnacle Entertainment, Inc.(b)	83,249
5,000	Pinnacle Financial Partners, Inc.(b)	78,000
105,000	Pioneer Natural Resources Co.	2,997,750
600	Piper Jaffray Cos.(b)	27,516
260,000	Plains Exploration & Production Co.(b)	7,449,000
6,400	Plantronics, Inc.	151,488
14,000	Playboy Enterprises, Inc. - Class B(b)	33,460
4,200	Plexus Corp.(b)	107,898
43,300	Plug Power, Inc.(b)	34,207
2,300	PLX Technology, Inc.(b)	8,970
7,384	PMA Capital Corp. - Class A(b)	42,827
23,200	PMC - Sierra, Inc.(b)	212,280
4,900	PNM Resources, Inc.	59,780
3,176	Polaris Industries, Inc.	120,275
1,300	Polycom, Inc.(b)	30,875
20,500	PolyOne Corp.(b)	87,945
200	Polypore International, Inc.(b)	2,470
500	Pool Corp.	11,810
2,900	Portfolio Recovery Associates, Inc.(b)	133,835

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,000	Portland General Electric Co.	$19,030
5,400	Post Properties, Inc.	76,464
3,301	Powell Industries, Inc.(b)	117,681
400	Power Integrations, Inc.	11,716
13,030	Powerwave Technologies, Inc.(b)	16,418
5,317	Pozen, Inc.(b)	40,569
900	Preferred Bank Los Angeles	3,456
5,700	Premiere Global Services, Inc.(b)	54,663
1,700	Pre-Paid Legal Services, Inc.(b)	82,909
5,520	Presidential Life Corp.	49,349
18,104	Presstek, Inc.(b)	30,777
2,200	Prestige Brands Holdings, Inc.(b)	14,366
3,200	Pricesmart, Inc.	52,192
6,648	Princeton Review, Inc.(b)	36,032
504	PrivateBancorp, Inc.	12,514
4,300	ProAssurance Corp.(b)	218,354
3,886	Progenics Pharmaceuticals, Inc.(b)	22,072
4,900	Progress Software Corp.(b)	110,887
663	Progressive Gaming International Corp.(b)	19
6,400	Prosperity Bancshares, Inc.	214,464
5,650	Protection One, Inc.(b)	19,266
1,100	Protective Life Corp.	16,445
5,726	Providence Service Corp. (The)(b)	60,409
700	Provident Financial Holdings, Inc.	5,320
8,600	Provident Financial Services, Inc.	101,824
16,243	Provident New York Bancorp	157,557
3,000	PS Business Parks, Inc.	155,130
9,332	PSS World Medical, Inc.(b)	188,600
3,800	Psychiatric Solutions, Inc.(b)	102,676
2,376	QAD, Inc.	8,934
3,090	QC Holdings, Inc.	16,439
1,000	QLogic Corp.(b)	13,050
3,600	Quaker Chemical Corp.	64,800
2,100	Quality Systems, Inc.	115,269
4,900	Quanex Building Products Corp.	58,261
42,500	Quantum Corp.(b)	39,100
5,750	Quest Resource Corp.(b)	2,070
17,800	Quest Software, Inc.(b)	262,372
10,300	Questcor Pharmaceuticals, Inc.(b)	60,358
1,300	Quicksilver Resources, Inc.(b)	14,898
2,664	Quidel Corp.(b)	39,774
15,800	Quiksilver, Inc.(b)	33,970
1,400	Radian Group, Inc.	4,662
5,400	Radiant Systems, Inc.(b)	54,324
1,200	Radio One, Inc. - Class A(b)	726
1,430	Radio One, Inc. - Class D(b)	486
1,800	Radioshack Corp.	27,918

Shares		Value

UNITED STATES (continued)
6,000	Radisys Corp.(b)	$47,520
75,000	Ralcorp Holdings, Inc.(b)	4,763,250
2,500	Rambus, Inc.(b)	42,325
1,800	Ramco-Gershenson Properties	16,362
3,480	Raven Industries, Inc.	99,876
3,200	Raymond James Financial, Inc.	65,664
152,200	RBC Bearings, Inc.(b)	3,607,140
6,539	RC2 Corp.(b)	99,851
700	RCN Corp.(b)	5,096
18,353	RealNetworks, Inc.(b)	53,224
1,100	Realty Income Corp. REIT	25,938
4,398	Red Robin Gourmet Burgers, Inc.(b)	82,331
1,575	Reddy Ice Holdings, Inc.(b)	4,252
1,300	Regal Entertainment Group - Class A	16,172
5,000	Regal-Beloit Corp.	231,800
12,490	Regeneron Pharmaceuticals, Inc.(b)	267,786
5,600	Regis Corp.	76,496
3,500	RehabCare Group, Inc.(b)	84,210
880	Reliance Steel & Aluminum Co.	29,665
5,193	Renaissance Learning, Inc.	50,528
5,222	Renasant Corp.	77,756
10,524	Rent-A-Center, Inc.(b)	218,478
14,700	Rentech, Inc.(b)	7,056
9,400	Republic Airways Holdings, Inc.(b)	48,128
500	Republic Bancorp, Inc. - Class A	12,055
80,000	Republic Services, Inc.	2,128,000
5,599	Res-Care, Inc.(b)	87,456
86,000	ResMed, Inc.(b)	3,526,000
3,000	Resource America, Inc. - Class A	18,030
4,300	Resources Connection, Inc.(b)	64,930
8,100	Retail Ventures, Inc.(b)	26,973
5,087	Revlon, Inc. - Class A(b)	30,827
56,149	RF Micro Devices, Inc.(b)	291,975
6,300	Rigel Pharmaceuticals, Inc.(b)	52,479
6,300	RightNow Technologies, Inc.(b)	75,852
2,900	Rimage Corp.(b)	48,343
600	Riskmetrics Group, Inc.(b)	10,944
600	Riverbed Technology, Inc.(b)	12,006
4,800	RLI Corp.	238,128
6,200	Robbins & Myers, Inc.	129,766
5,500	Rock-Tenn Co. - Class A	247,280
1,726	Rockville Financial, Inc.	21,471
1,300	Rockwood Holdings, Inc.(b)	23,296
3,000	Rofin-Sinar Technologies, Inc.(b)	65,130
3,300	Rogers Corp.(b)	82,335
8,850	Rollins, Inc.	162,220
500	Roma Financial Corp.	6,440
83,000	Roper Industries, Inc.	3,969,060
700	Rosetta Resources, Inc.(b)	7,259

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,700	Rovi Corp.(b)	$70,632
700	Rowan Cos, Inc.	14,931
1,500	Royal Caribbean Cruises Ltd.	21,780
4,000	Royal Gold, Inc.	164,320
17,550	RPC, Inc.	144,261
1,900	RPM International, Inc.	30,324
1,300	RR Donnelley & Sons Co.	18,070
8,300	RRI Energy, Inc.(b)	44,405
600	RSC Holdings, Inc.(b)	4,734
12,859	RTI Biologics, Inc.(b)	56,965
4,343	RTI International Metals, Inc.(b)	77,132
4,500	Ruby Tuesday, Inc.(b)	33,660
8,600	Ruddick Corp.	202,100
7,900	Rudolph Technologies, Inc.(b)	64,543
6,900	Rush Enterprises, Inc. - Class A(b)	90,390
4,300	Russ Berrie & Co., Inc.(b)	22,532
2,100	Ryder System, Inc.	73,773
3,100	S & T Bancorp, Inc.	42,501
15,536	S1 Corp.(b)	110,150
14,100	Safeguard Scientifics, Inc.(b)	25,521
8,000	Safety Insurance Group, Inc.	258,080
1,300	Saga Communications, Inc. - Class A(b)	7,111
3,400	Saia, Inc.(b)	61,404
4,505	Salem Communications Corp. - Class A(b)	3,874
75,000	Salesforce.com, Inc.(b)	3,250,500
5,304	Salix Pharmaceuticals Ltd.(b)	64,603
14,700	Sally Beauty Holdings, Inc.(b)	102,606
3,501	Sanders Morris Harris Group, Inc.	20,411
2,300	Sanderson Farms, Inc.	93,564
2,000	SandRidge Energy, Inc.(b)	18,700
5,999	Sandy Spring Bancorp, Inc.	97,184
8,200	Sangamo Biosciences, Inc.(b)	46,740
6,000	Santarus, Inc.(b)	18,840
12,700	Sapient Corp.(b)	84,836
4,800	Sauer-Danfoss, Inc.	25,200
1,400	Saul Centers, Inc.	47,418
10,200	Savient Pharmaceuticals, Inc.(b)	159,018
4,100	SBA Communications Corp. - Class A(b)	106,969
2,900	Scansource, Inc.(b)	82,737
163,280	Schawk, Inc.	1,182,147
400	Schnitzer Steel Industries, Inc. - Class A	21,508
6,500	Scholastic Corp.	146,575
2,600	School Specialty, Inc.(b)	58,162
6,001	Schulman (A.), Inc.	127,881
7,776	Schweitzer-Mauduit International, Inc.	254,275
615	Sciclone Pharmaceuticals, Inc.(b)	2,152

Shares		Value

UNITED STATES (continued)
800	Scientific Games Corp. - Class A(b)	$14,416
600	Scotts Miracle-Gro Co. (The) - Class A	23,430
800	SeaBright Insurance Holdings, Inc.(b)	7,776
7,800	Seachange International, Inc.(b)	71,370
3,200	Seacoast Banking Corp. of Florida	6,912
600	SEACOR Holdings, Inc.(b)	47,688
7,616	Seattle Genetics, Inc.(b)	91,773
2,218,000	SEI Investments Co.	41,920,200
4,500	Select Comfort Corp.(b)	11,070
8,400	Selective Insurance Group	125,496
7,400	Semitool, Inc.(b)	43,808
6,800	Semtech Corp.(b)	125,120
1,200	Senior Housing Properties Trust REIT	22,392
2,060	Senomyx, Inc.(b)	5,768
306,300	Sensient Technologies Corp.	7,715,697
1,500	Sepracor, Inc.(b)	26,025
9,200	Sequenom, Inc.(b)	52,992
7,500	Service Corp. International	47,400
4,200	Shenandoah Telecommunications Co.	85,512
442,336	Sherwin-Williams Co. (The)	25,544,904
4,200	Shiloh Industries, Inc.(b)	20,622
3,300	Shoe Carnival, Inc.(b)	41,250
100	ShoreTel, Inc.(b)	862
800	Sierra Bancorp	11,096
3,185	Sigma Designs, Inc.(b)	51,501
5,325	Signature Bank(b)	156,981
6,400	Silgan Holdings, Inc.	321,664
5,800	Silicon Graphics International Corp.(b)	29,116
30,458	Silicon Image, Inc.(b)	74,622
2,000	Silicon Laboratories, Inc.(b)	85,660
23,420	Silicon Storage Technology, Inc.(b)	44,030
5,036	Simmons First National Corp. - Class A	150,979
7,850	Simpson Manufacturing Co., Inc.	222,940
7,253	Sinclair Broadcast Group, Inc. - Class A	13,563
1,400	Sirona Dental Systems, Inc.(b)	36,386
15,400	SIRVA, Inc.(b)(c)(d)	5
2,800	SJW Corp.	62,776
4,600	Skechers U.S.A., Inc. - Class A(b)	63,618
500	Skilled Healthcare Group, Inc. - Class A(b)	4,130
1,600	Skyline Corp.	38,832
9,380	Skywest, Inc.	118,938
27,900	Skyworks Solutions, Inc.(b)	337,032
600	SL Green Realty Corp. REIT	15,468

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,600	Smart Balance, Inc.(b)	$9,808
4,700	Smith & Wesson Holding Corp.(b)	28,482
86,000	Smith International, Inc.	2,161,180
2,000	Smith Micro Software, Inc.(b)	22,860
7,700	Smithfield Foods, Inc.(b)	104,335
900	Smithtown Bancorp, Inc.	10,404
1,260	Snap-On, Inc.	44,894
93,700	Solera Holdings, Inc.(b)	2,523,341
400	Solutia, Inc.(b)	3,576
1,000	Somanetics Corp.(b)	14,030
1,900	Somaxon Pharmaceuticals, Inc.(b)	4,028
5,900	Sonic Automotive, Inc. - Class A	72,570
4,200	Sonic Corp.(b)	46,326
9,100	Sonic Solutions, Inc.(b)	33,033
19,944	SonicWALL, Inc.(b)	151,375
104,300	SonoSite, Inc.(b)	2,458,351
20,756	Sonus Networks, Inc.(b)	39,436
5,300	Sotheby’s	79,871
6,142	Source Interlink Cos., Inc.(b)(c)(d)	0
6,600	SourceForge, Inc.(b)	7,854
4,400	South Jersey Industries, Inc.	162,272
1,300	Southern Union Co.	25,194
4,085	Southside Bancshares, Inc.	92,484
3,800	Southwest Bancorp, Inc.	38,266
4,200	Southwest Gas Corp.	101,724
5,115	Southwest Water Co.	25,012
1,800	Sovran Self Storage, Inc.	48,456
2,800	Spanish Broadcasting System, Inc. - Class A(b)	532
4,275	Spartan Motors, Inc.	29,925
7,600	Spartan Stores, Inc.	97,964
6,300	Spartech Corp.	78,750
5,400	Spectranetics Corp.(b)	28,026
5,870	Speedway Motorsports, Inc.	93,685
13,801	Spherion Corp.(b)	75,906
1,600	Spirit Aerosystems Holdings, Inc. - Class A(b)	20,816
1,830	SPSS, Inc.(b)	90,548
1,300	SPX Corp.	68,666
4,600	SRA International, Inc. - Class A(b)	90,620
1,300	St. Joe Co. (The)(b)	36,608
74,000	St. Jude Medical, Inc.(b)	2,790,540
7,100	St. Mary Land & Exploration Co.	169,477
5,100	Stage Stores, Inc.	63,648
2,186	Stamps.com, Inc.(b)	18,865
1,300	StanCorp Financial Group, Inc.	44,746
2,800	Standard Microsystems Corp.(b)	64,960
3,363	Standard Parking Corp.(b)	56,801
5,414	Standard Register Co. (The)	19,166
4,600	Standex International Corp.	57,638

Shares		Value

UNITED STATES (continued)
300	Stanley Furniture Co., Inc.	$3,300
800	Stanley Works (The)	32,120
1,200	Star Scientific, Inc.(b)	1,236
600	Starent Networks Corp.(b)	14,388
400	StarTek, Inc.(b)	3,780
5,550	State Auto Financial Corp.	95,960
1,281	State Bancorp, Inc.	11,298
1,900	Steak N Shake Co. (The)(b)	19,418
13,700	STEC, Inc.(b)	467,033
900	Steelcase, Inc. - Class A	6,588
5,400	Stein Mart, Inc.(b)	59,562
2,000	Steinway Musical Instruments(b)	22,880
3,500	Stepan Co.	156,730
5,205	Stereotaxis, Inc.(b)	23,527
900	STERIS Corp.	25,272
6,300	Sterling Bancorp	50,841
13,996	Sterling Bancshares, Inc.	112,948
1,200	Sterling Construction Co., Inc.(b)	19,116
6,389	Sterling Financial Corp.	17,825
4,950	Steven Madden Ltd.(b)	158,697
515,100	Stewart Enterprises, Inc. - Class A	2,518,839
2,529	Stewart Information Services Corp.	34,824
4,650	Stifel Financial Corp.(b)	232,174
17,000	Stillwater Mining Co.(b)	113,730
7,196	Stone Energy Corp.(b)	78,149
4,200	Stratasys, Inc.(b)	66,276
6,500	Strategic Hotels & Resorts, Inc.	7,670
100	Student Loan Corp. (The)	4,495
3,800	Sturm Ruger & Co., Inc.	47,424
600	SuccessFactors, Inc.(b)	6,330
2,804	Suffolk Bancorp	82,718
3,100	Sulphco, Inc.(b)	3,472
5,539	Sun Bancorp, Inc.(b)	24,759
1,300	Sun Communities, Inc.	19,890
6,500	Sun Healthcare Group, Inc.(b)	63,245
1,500	Sun Hydraulics Corp.	26,370
9,100	Sunrise Senior Living, Inc.(b)	21,294
6,897	Sunstone Hotel Investors, Inc.	38,347
10,591	SuperGen, Inc.(b)	28,172
1,500	Superior Bancorp(b)	4,155
367,900	Superior Energy Services, Inc.(b)	6,103,461
3,700	Superior Industries International, Inc.	58,386
6,300	Superior Well Services, Inc.(b)	41,139
1,375	Supertex, Inc.(b)	31,694
1,300	SUPERVALUE,Inc.	19,279
7,000	support.com, Inc.(b)	17,220
7,113	SureWest Communications(b)	91,118
76,533	SurModics, Inc.(b)	1,711,278
12,379	Susquehanna Bancshares, Inc.	65,114
400	Susser Holdings Corp.(b)	4,708

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,700	SVB Financial Group(b)	$200,925
5,686	Swift Energy Co.(b)	112,014
3,400	SWS Group, Inc.	46,784
2,152	SY Bancorp, Inc.	52,896
38,111	Sycamore Networks, Inc.(b)	129,577
9,442	SYKES Enterprises, Inc.(b)	187,896
11,111	Symmetricom, Inc.(b)	71,999
3,500	Symmetry Medical, Inc.(b)	29,960
3,100	Syms Corp.(b)	21,762
8,700	Symyx Technologies, Inc.(b)	60,291
6,495	Synaptics, Inc.(b)	155,685
12,400	Syniverse Holdings, Inc.(b)	217,372
4,000	SYNNEX Corp.(b)	113,680
1,000	Synopsys, Inc.(b)	19,980
3,400	Synovis Life Technologies, Inc.(b)	52,530
9,600	Syntax-Brillian Corp.(b)	29
3,900	Syntel, Inc.	154,362
300	Syntroleum Corp.(b)	825
14,600	Systemax, Inc.(b)	190,238
1,800	T-3 Energy Services, Inc.(b)	24,390
10,100	Take-Two Interactive Software, Inc.	96,152
1,000	TAL International Group, Inc.	11,090
7,800	Talbots, Inc.	39,078
3,300	Tanger Factory Outlet Centers	117,282
4,920	Taser International, Inc.(b)	25,781
5,900	Taubman Centers, Inc. REIT	156,999
1,401	Taylor Capital Group, Inc.(b)	9,555
2,700	TCF Financial Corp.	38,178
1,738	Team, Inc.(b)	25,305
7,600	Tech Data Corp.(b)	265,468
65,400	Techne Corp.	4,173,828
8,700	Technitrol, Inc.	63,162
900	Techwell, Inc.(b)	8,586
3,800	Tecumseh Products Co. - Class A(b)	31,084
700	Tecumseh Products Co. - Class B(b)	7,147
1,110	Tejon Ranch Co.(b)	29,348
12,500	Tekelec(b)	229,875
4,600	Teledyne Technologies, Inc.(b)	150,558
65,400	Teleflex, Inc.	3,136,584
300	Telephone & Data Systems, Inc.	7,722
270	Telephone & Data Systems, Inc. - Special Shares	6,507
6,937	TeleTech Holdings, Inc.(b)	115,987
11,160	Tellabs, Inc.(b)	64,728
2,890	Temple-Inland, Inc.	45,257
4,500	Tempur-Pedic International, Inc.	66,735
3,500	Tenet Healthcare Corp.(b)	13,825
2,800	Tennant Co.	61,432
8,800	Tenneco, Inc.(b)	142,296
2,600	Teradyne, Inc.(b)	20,488

Shares		Value

UNITED STATES (continued)
1,000	Terex Corp.(b)	$15,180
8,000	Terremark Worldwide, Inc.(b)	49,840
4,000	Tesoro Corp.	52,360
700	Tessera Technologies, Inc.(b)	19,663
12	Teton Advisors, Inc.(b)(c)	0
8,455	Tetra Tech, Inc.(b)	254,665
11,300	Tetra Technologies, Inc.(b)	87,123
6,100	Texas Capital Bancshares, Inc.(b)	101,321
3,300	Texas Industries, Inc.	150,150
8,300	Texas Roadhouse, Inc. - Class A(b)	92,379
1,800	Theravance, Inc.(b)	27,180
5,500	TheStreet.com, Inc.	11,440
1,400	Thomas & Betts Corp.(b)	37,296
8,300	Thomas Properties Group, Inc.	11,454
7,006	Thor Industries, Inc.	167,513
9,800	Thoratec Corp.(b)	246,372
5,250	THQ, Inc.(b)	35,228
20,702	TIBCO Software, Inc.(b)	180,728
2,500	TierOne Corp.(b)	5,775
7,900	Timberland Co. - Class A(b)	107,756
3,200	Timken Co.	65,216
4,000	Titan International, Inc.	29,760
1,100	Titanium Metals Corp.	9,207
9,900	TiVo, Inc.(b)	101,475
3,750	TNS, Inc.(b)	85,988
2,200	Toll Brothers, Inc.(b)	43,032
200	TomoTherapy, Inc.(b)	632
2,810	Tompkins Financial Corp.	124,989
4,229	Tootsie Roll Industries, Inc.	102,130
600	Torchmark Corp.	23,436
3,200	Toro Co.	110,912
600	Total System Services, Inc.	8,808
2,000	Tower Group, Inc.	49,940
300	TowneBank	3,978
5,500	Tractor Supply Co.(b)	263,835
4,185	TradeStation Group, Inc.(b)	31,346
700	TransDigm Group, Inc.(b)	26,803
1,100	Travelzoo, Inc.(b)	15,015
4,800	TRC Cos., Inc.(b)	21,504
7,600	Tredegar Corp.	111,264
5,100	TreeHouse Foods, Inc.(b)	165,495
2,400	Trex Co., Inc.(b)	39,240
5,700	Trico Bancshares	94,791
3,100	Trico Marine Services, Inc.(b)	13,640
9,880	Trident Microsystems, Inc.(b)	16,598
226,210	Trimble Navigation Ltd.(b)	5,363,439
4,503	Trimeris, Inc.	9,321
2,400	Trinity Industries	33,504
28,756	TriQuint Semiconductor, Inc.(b)	206,468
2,200	Triumph Group, Inc.	87,868
1,200	Tri-Valley Corp.(b)	1,188
1,600	True Religion Apparel, Inc.(b)	35,776
6,100	TrueBlue, Inc.(b)	77,470
10,059	Trustco Bank Corp.	63,271

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,775	Trustmark Corp.	$174,622
2,500	TRW Automotive Holdings Corp.(b)	42,075
9,900	TTM Technologies, Inc.(b)	97,713
5,800	Tuesday Morning Corp.(b)	26,912
600	Tupperware Brands Corp.	20,442
3,700	Tutor Perini Corp.(b)	68,265
2,200	tw telecom, Inc.(b)	21,780
4,000	Tween Brands, Inc.(b)	28,960
1,400	Twin Disc, Inc.	12,348
6,500	Tyler Technologies, Inc.(b)	100,100
1,300	UAL Corp.(b)	5,356
11,900	UCBH Holdings, Inc.	14,399
1,500	UDR, Inc. REIT	15,675
3,076	UIL Holdings Corp.	75,054
900	Ulta Salon Cosmetics & Fragrance, Inc.(b)	10,197
151,700	Ultimate Software Group, Inc.(b)	3,883,520
4,400	Ultra Clean Holdings(b)	17,380
719,107	Ultra Petroleum Corp.(b)	31,727,001
5,008	Ultralife Corp.(b)	32,151
3,841	Ultratech, Inc.(b)	45,746
1,624	UMB Financial Corp.	67,753
8,639	Umpqua Holdings Corp.	83,798
2,000	Unifirst Corp.	77,840
4,950	Union Bankshares Corp.	76,824
3,800	Union Drilling, Inc.(b)	27,170
4,900	Unisource Energy Corp.	135,240
1,500	Unit Corp.(b)	47,535
7,159	United Bankshares, Inc.	145,041
4,123	United Community Banks, Inc.(b)	27,748
5,035	United Community Financial Corp.(b)	6,898
508	United Financial Bancorp, Inc.	6,746
3,500	United Fire & Casualty Co.	58,835
4,949	United Natural Foods, Inc.(b)	133,771
12,254	United Online, Inc.	112,492
9,900	United Rentals, Inc.(b)	73,953
4,514	United Stationers, Inc.(b)	209,540
300	United Therapeutics Corp.(b)	27,786
1,200	Unitrin, Inc.	15,828
9,230	Universal American Corp.(b)	83,993
2,386	Universal Corp.	90,835
5,000	Universal Display Corp.(b)	60,750
3,108	Universal Electronics, Inc.(b)	65,610
2,311	Universal Forest Products, Inc.	103,163
1,100	Universal Health Realty Income Trust REIT	37,587
300	Universal Health Services, Inc. - Class B	16,683
4,800	Universal Insurance Holdings, Inc.	24,000
200	Universal Stainless & Alloy(b)	3,522
4,700	Universal Technical Institute, Inc.(b)	74,589

Shares		Value

UNITED STATES (continued)
5,500	Universal Truckload Services, Inc.	$88,715
4,405	Univest Corp. of Pennsylvania	113,957
1,400	Urstadt Biddle Properties, Inc.	19,656
3,600	Urstadt Biddle Properties, Inc. - Class A	55,404
29,010	US Gold Corp.(b)	85,870
1,400	US Physical Therapy, Inc.(b)	22,890
3,955	USA Mobility, Inc.	53,392
300	USA Truck, Inc.(b)	4,323
700	USANA Health Sciences, Inc.(b)	23,345
8,400	USEC, Inc.(b)	32,508
900	USG Corp.(b)	12,726
4,400	U-Store-It Trust	21,340
201,500	UTi Worldwide, Inc.(b)	2,542,930
31,900	Utstarcom, Inc.(b)	54,549
16,774	Vaalco Energy, Inc.	74,309
4,700	Vail Resorts, Inc.(b)	134,467
15,700	Valeant Pharmaceuticals International(b)	405,060
1,100	Valhi, Inc.	14,443
1,600	Valley National Bancorp	20,352
400	Valmont Industries, Inc.	28,728
2,500	Valspar Corp.	63,300
1,300	Valueclick, Inc.(b)	14,950
7,753	Valuevision Media, Inc. - Class A(b)	23,879
600	Varian Semiconductor Equipment Associates, Inc.(b)	19,224
3,100	Varian, Inc.(b)	157,356
125,700	VCA Antech, Inc.(b)	3,215,406
7,933	Vector Group Ltd.	117,884
7,000	Veeco Instruments, Inc.(b)	131,880
300	Venoco, Inc.(b)	2,652
11,975	Verenium Corp.(b)	6,946
103,000	VeriSign, Inc.(b)	2,105,320
2,600	Viad Corp.	46,072
5,000	Viasat, Inc.(b)	135,000
3,000	Vicor Corp.	23,670
4,862	Virginia Commerce Bancorp(b)	15,558
10,329	Viropharma, Inc.(b)	76,125
720	Virtus Investment Partners, Inc.(b)	11,412
500	Virtusa Corp.(b)	4,660
5,100	Vishay Intertechnology, Inc.(b)	36,261
4,240	Vital Images, Inc.(b)	56,562
4,470	Vivus, Inc.(b)	33,123
128,500	Vocus, Inc.(b)	2,161,370
4,600	Volcano Corp.(b)	69,874
1,900	Volcom, Inc.(b)	23,047
5,600	Volt Information Sciences, Inc.(b)	44,576
1,300	Volterra Semiconductor Corp.(b)	21,567
200	W&T Offshore, Inc.	2,138
235,000	W.R. Berkley Corp.	5,459,050

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,300	Wabash National Corp.	$4,399
900	WABCO Holdings, Inc.	17,109
8,029	Wabtec Corp.	270,176
105,800	Waddell & Reed Financial, Inc. - Class A	3,001,546
800	Walter Energy, Inc.	39,488
7,155	Warnaco Group, Inc. (The)(b)	259,941
28,800	Warren Resources, Inc.(b)	67,680
4,600	Washington Federal, Inc.	64,078
5,900	Washington Real Estate Investment Trust	150,981
2,900	Washington Trust Bancorp, Inc.	52,664
561,700	Waste Connections, Inc.(b)	15,845,557
636,751	Waters Corp.(b)	31,996,738
900	Waterstone Financial, Inc.(b)	4,680
2,800	Watsco, Inc.	146,888
2,000	Watson Wyatt Worldwide, Inc. - Class A	74,680
3,800	Watts Water Technologies, Inc. - Class A	100,092
8,100	Wausau Paper Corp.	76,140
153,200	WD-40 Co.	4,631,236
8,231	Web.com Group, Inc.(b)	50,538
17,800	WebMediaBrands, Inc.(b)	9,256
6,500	Websense, Inc.(b)	96,200
800	Weight Watchers International, Inc.	22,304
1,200	Weingarten Realty Investors	18,516
4,744	Weis Markets, Inc.	156,884
700	Wellcare Health Plans, Inc.(b)	15,582
600	Wellman, Inc.(b)(c)	0
16,000	Wendy’s/Arby’s Group, Inc. - Class A	73,280
9,800	Werner Enterprises, Inc.	176,988
3,683	WesBanco, Inc.	61,396
1,100	WESCO International, Inc.(b)	27,159
910	West Bancorp, Inc.	5,387
2,200	West Coast Bancorp	5,412
4,400	West Marine, Inc.(b)	39,116
262,700	West Pharmaceutical Services, Inc.	9,588,550
3,200	Westamerica Bancorp	167,232
200	Westar Energy, Inc.	3,934
5,021	Westell Technologies, Inc. - Class A(b)	5,674
1,100	Western Alliance Bancorp(b)	7,623
2,100	Western Refining, Inc.(b)	13,671
8,800	Westlake Chemical Corp.	219,912
800	Westmoreland Coal Co.(b)	6,312
500	Westwood Holdings Group, Inc.	19,520
7,400	Wet Seal, Inc. (The) - Class A(b)	24,420
6,900	WGL Holdings, Inc.	228,528
100	White Mountains Insurance Group Ltd.	25,800
163,900	Whiting Petroleum Corp.(b)	7,532,844

Shares		Value

UNITED STATES (continued)
9,300	Whitney Holding Corp.	$81,468
800	Whole Foods Market, Inc.(b)	19,352
500	Willbros Group, Inc.(b)	6,895
2,700	Williams-Sonoma, Inc.	37,962
300	Wilmington Trust Corp.	3,447
6,501	Wilshire Bancorp, Inc.	47,847
7,400	Winn-Dixie Stores, Inc.(b)	104,858
4,900	Winnebago Industries	51,548
1,470	Winthrop Realty Trust REIT	14,112
3,300	Wintrust Financial Corp.	86,295
747,522	Wisconsin Energy Corp.	32,121,020
3,150	WMS Industries, Inc.(b)	113,904
5,500	Wolverine World Wide, Inc.	132,550
8,400	Woodward Governor Co.	164,976
3,690	World Acceptance Corp.(b)	87,527
4,600	World Fuel Services Corp.	201,756
3,400	World Wrestling Entertainment, Inc. - Class A	44,642
1,900	WorldSpace, Inc. - Class A(b)	5
10,300	Worthington Industries, Inc.	136,166
100	WR Grace & Co.(b)	1,663
103,100	Wright Express Corp.(b)	2,915,668
5,900	Wright Medical Group, Inc.(b)	82,128
6,000	Wyndham Worldwide Corp.	83,700
2,800	XenoPort, Inc.(b)	56,868
14,439	X-Rite, Inc.(b)	25,413
900	YRC Worldwide, Inc.(b)	1,260
7,000	Zale Corp.(b)	41,440
500	Zebra Technologies Corp. - Class A(b)	12,220
5,400	Zenith National Insurance Corp.	128,898
3,893	Zep, Inc.	62,599
100	Zhone Technologies, Inc.(b)	35
44,000	Zimmer Holdings, Inc.(b)	2,050,400
10,100	Zoll Medical Corp.(b)	186,143
2,600	Zoltek Cos., Inc.(b)	25,792
9,822	Zoran Corp.(b)	113,149
800	Zumiez, Inc.(b)	7,640
6,555	Zymogenetics, Inc.(b)	36,708

		1,311,032,495

Total Common Stocks (Cost $1,874,374,541)		2,102,674,752

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS — 8.5%
170,000	iShares MSCI Brazil Index Fund.	$9,792,000
429,800	iShares MSCI EAFE Small Cap Index Fund	13,972,798
2,168,500	iShares MSCI Emerging Markets Index Fund	77,458,820
100,861	iShares MSCI Japan Small Cap Index Fund	4,288,610
1,317,400	iShares MSCI Singapore Index Fund	13,872,222
1,902,500	iShares S&P SmallCap 600 Index Fund	92,956,150
380,448	Midcap SPDR Trust Fund Series 1	43,386,290
55,000	SPDR Russell Nomura Small Cap Japan Fund.	2,135,100

Total Exchange Traded Funds (Cost $215,554,777)		257,861,990

INVESTMENT COMPANY — 0.9%
28,391,000	SEI Daily Income Trust Government II Fund, Class A	28,391,000

Total Investment Company (Cost $28,391,000)		28,391,000

RIGHTS/WARRANTS — 0.0%

Consumer Discretionary — 0.0%
1,290	Escada AG Rights, Expire 8/12/09(b)	132
48,804	Findel Plc - Sub Shares Rights, Expire 8/10/09(b)(c)(d)	12,433

		12,565

Consumer Staples — 0.0%
2,223	Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights, Expire 8/21/09(b)(c)	1,072

Diversified Financials — 0.0%
6,000	Bank Sarasin & Cie AG Rights, Expire 9/15/09(b)	5,502

Health Care — 0.0%
4,243	DOV Pharmaceutical, Inc. Rights Expire 12/31/09(b)(c)	0
6,698	Orpea Rights, Expire 8/3/09(b)	10

		10

Industrials — 0.0%
280,360	Northgate Plc Rights, Expire 8/11/09(b)	25,758
36,189	Transpacific Industries Group Ltd. Rights, Expire 8/17/09(d)	303

Shares		Value

Industrials (continued)
46,000	Virgin Blue Holdings Ltd. Rights, Expire 8/28/09(d)	$3,847

		29,908

Information Technology — 0.0%
2,569	UXC Ltd. Warrants, Expire 3/31/10(b)(c)(d)	537

		537

Materials — 0.0%
2,762	MIL Resources Ltd., Expire 5/31/12(b)(c)	23
108,641	Rexam Plc Rights, Expire 8/18/09(b)	156,072

		156,095

Real Estate — 0.0%
18,355	Aedes SpA, Rights, Expire 8/12/09(b)	3,453
356,832	Asia Standard International Group Warrants, Expire 9/7/09(b)(c)(d)	0
465,116	Bangkok Land Public Co. Ltd. - NVDR Warrants, Expire 5/2/13(b)(c)	683
38,433	Rojana Industrial Park Public Co. Ltd. Warrants, Expire 11/30/14(b)(d)	2,315
26,800	Tian An China Investment Co. Ltd. Warrants Expire 1/2/10(b)	59
14,883	Ticon Industrial Connection Public Co. Ltd., Warrants, Expire 5/20/11(b)	547

		7,057

Total Rights/Warrants (Cost $377,110)		212,746

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 4.1%

Federal Home Loan Bank — 4.1%
$125,000,000	0.09%, 08/03/09(f)	125,000,000

Total U.S. Government Agencies (Cost $125,000,000)		125,000,000

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 16.5%

U.S. Treasury Bills — 16.5%
$49,250,000	0.11%, 08/06/09(f)	$49,249,569
50,000,000	0.25%, 08/27/09(f)	49,991,667
53,000,000	0.43%, 09/03/09(f)	52,980,603
50,000,000	0.28%, 10/08/09(f)	49,974,333
50,000,000	0.24%, 10/22/09(f)	49,980,350
50,000,000	0.27%, 10/29/09(f)	49,967,375
100,000,000	0.30%, 12/17/09(f)	99,916,900
100,000,000	0.23%, 01/14/10(f)	99,892,900

Total U.S. Government Securities (Cost $501,917,824)		501,953,697

Shares

CASH SWEEP — 1.1%
32,668,041	Citibank Dollars on Deposit in Custody Account	32,668,041

Total Cash Sweep (Cost $32,668,041)		32,668,041

TOTAL INVESTMENTS — 100.0% (Cost $2,778,283,293)(a)		3,048,762,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,458,357

NET ASSETS — 100.0%		$3,050,220,583

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$415,244,269
Unrealized depreciation	(144,764,645)

Net unrealized appreciation	$270,479,624

(b)	Non-income producing security.

(c)	Illiquid security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $450,655, which is 0.01% of net assets.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
GDR — Global Depository Receipt
NVDR — Non Voting Depositary Receipt
REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.0%
Consumer Discretionary	10.6%
Consumer Staples	5.6%
Diversified Financials	3.1%
Energy	5.7%
Health Care	7.8%
Industrials	12.2%
Information Technology	10.1%
Insurance	2.7%
Materials	5.7%
Real Estate	1.1%
Telecommunication Services	0.5%
Utilities	1.8%
Other*	31.1%

*

Includes cash and equivalents, exchange traded funds, investment company, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 12.2%

AUSTRALIA — 0.3%
271,940	Austal Ltd.	$641,373
258,790	Australian Worldwide Exploration Ltd.(b)	577,893
812,390	Beach Petroleum Ltd.	577,527
48,700	BHP Billiton Ltd.	1,541,642
228,390	Harvey Norman Holdings Ltd.	626,527
843,130	International Ferro Metals Ltd.	704,205
29,700	Leighton Holdings Ltd.	749,660
903,930	Mount Gibson Iron Ltd.(b)	903,423
320,890	Qantas Airways Ltd.	622,634
33,550	Rio Tinto Ltd.	1,694,798

		8,639,682

AUSTRIA — 0.1%
59,040	Schoeller-Bleckmann Oilfield Equipment AG	2,103,733

BELGIUM — 0.2%
42,970	Anheuser-Busch InBev NV	1,719,755
111,170	Euronav NV	2,199,284

		3,919,039

BERMUDA — 0.1%
11,310	Arch Capital Group Ltd.(b)	703,369
41,580	Helen of Troy Ltd.(b)	904,365

		1,607,734

BRAZIL — 0.3%
208,144	BM&FBOVESPA SA	1,343,188
126,500	Petroleo Brasileiro SA - ADR	4,263,050
145,200	Tam SA - ADR(b)	1,784,508
89,600	Vale SA - ADR	1,541,120

		8,931,866

CANADA — 0.8%
500,000	Asian Coast Development Ltd.(c)	15,000,000
201,370	Centerra Gold, Inc.(b)	1,280,468
90,880	Freehold Royalty Trust	1,261,226
184,000	Highpine Oil & Gas Ltd.(b)	736,171
35,940	Husky Energy, Inc.	1,057,599
106,100	Westshore Terminals Income Fund	1,227,706

		20,563,170

CHINA — 0.1%
197,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	140,314
645,700	BOE Technology Group Co. Ltd. - B Shares(b)	173,296
3,558,000	China Construction Bank Corp. - H Shares	2,869,336
9,590	China Southern Airlines Co. Ltd. - ADR(b)	170,510
216,900	Shandong Chenming Paper Holdings Ltd. - B Shares	168,481

Shares		Value

CHINA (continued)
1	Shanghai Friendship Group, Inc. Ltd. - B Shares	$1
570,050	Sichuan Expressway Co. Ltd. - H Shares(b)	244,201

		3,766,139

CZECH REPUBLIC — 0.0%
920	Philip Morris CR AS	373,449

DENMARK — 0.1%
207,280	Torm AS	2,102,674

EGYPT — 0.1%
55,367	Orascom Telecom Holding SAE- GDR(b)	1,915,698
52,850	Oriental Weavers	296,734

		2,212,432

FINLAND — 0.1%
158,409	Fortum Oyj	3,668,913

FRANCE — 0.2%
52,693	Groupe Danone	2,827,252
42,793	Pernod-Ricard SA	3,325,315

		6,152,567

GERMANY — 0.3%
85,470	Demag Cranes AG	2,119,665
135,700	E.ON AG	5,137,031

		7,256,696

GREECE — 0.1%
318,300	Mytilineos Holdings SA	2,749,245

HONG KONG — 0.2%
615,660	China Properties Group Ltd.(b)	191,449
3,590,620	GOME Electrical Appliances Holdings Ltd.	1,037,798
15,472	Hopewell Highway Infrastructure Ltd.	9,463
174,310	Hopewell Holdings Ltd.	569,034
4,468,000	Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	691,815
3,529,000	Hutchison Telecommunications International Ltd.(b)	924,364
4,640,750	Sino Union Petroleum & Chemical International Ltd.(b)	586,827

		4,010,750

INDIA — 0.3%
160,000	Bajaj Finserv Ltd.	1,127,842
26,300	Container Corp. of India	603,392
109,750	Deccan Chronicle Holdings Ltd.	232,546
1,090,000	GMR Infrastructure Ltd.(b)	3,237,039
102,360	Hindalco Industries Ltd.	217,315
12,010	Hindustan Zinc Ltd.	174,101
440,980	Ispat Industries Ltd.(b)	206,005
120,830	Mangalore Refinery & Petrochemicals Ltd.	213,563

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

INDIA (continued)
131,410	Petronet LNG Ltd.	$190,880
54,050	Sesa Goa Ltd.	272,392
8,810	Tata Tea Ltd.	156,265
208,320	UCO Bank	184,860
36,534	United Spirits Ltd.	784,014

		7,600,214

IRELAND — 0.0%
139,100	Elan Corp. Plc - ADR(b)	1,096,108

ISRAEL — 0.1%
54,600	Teva Pharmaceutical Industries Ltd. - ADR	2,912,364

ITALY — 0.3%
1,580,800	Intesa Sanpaolo SpA(b)	5,886,233
192,940	Mediobanca SpA	2,708,711

		8,594,944

JAPAN — 0.5%
96,800	Aeon Mall Co. Ltd.	2,045,971
33,000	Arcs Co. Ltd.	469,411
101,000	Asahi Diamond Industrial Co. Ltd.	672,444
26,000	BML, Inc.	611,361
35,000	Cosmos Pharmaceutical Corp.	741,612
120,000	Daiei, Inc. (The)(b)	475,561
36,000	Daisyo Corp.	503,334
30,000	FUJI SOFT, Inc.	603,646
1,000	Geo Corp.	789,432
42,000	Kanto Auto Works Ltd.	378,166
167,000	Mitsui Sugar Co. Ltd.	552,402
71,000	Nidec Copal Corp.	767,588
433,000	Nippon Coke & Engineering Co. Ltd.	521,659
119,000	Nippon Denko Co. Ltd.	783,482
333	NTT DoCoMo, Inc.	482,828
22,000	Ryoshoku Ltd.	504,518
113,000	Tomy Co. Ltd.	1,004,312
137,000	Toyo Engineering Corp.	428,555
60,000	Unipres Corp.	768,507
17,000	Yaoko Co. Ltd.	532,682

		13,637,471

MALAYSIA — 0.0%
136,500	Berjaya Land Berhad	148,028
196,700	HAP Seng Consolidated Berhad	143,511
53,560	Petronas Dagangan Berhad	130,004

		421,543

MEXICO — 0.4%
198,900	America Movil SAB de CV - ADR, Series L	8,554,689
672,000	Grupo Financiero Banorte SAB de CV - Series O	1,665,119

		10,219,808

Shares		Value

NETHERLANDS — 0.2%
149,380	CSM NV	$2,632,636
81,890	Sligro Food Group NV	2,167,440

		4,800,076

RUSSIA — 0.1%
94,900	Gazprom OAO - ADR	1,959,685
33,660	MMC Norilsk Nickel - ADR(b)	337,610
6,480	Mobile Telesystems OJSC - ADR	272,095

		2,569,390

SINGAPORE — 0.1%
461,170	Chartered Semiconductor Manufacturing Ltd.(b)	717,799
74,620	DBS Group Holdings Ltd.	719,679
62,830	Singapore Airlines Ltd.	589,379

		2,026,857

SOUTH AFRICA — 0.1%
118,630	Aquarius Platinum Ltd.	493,105
26,722	ArcelorMittal South Africa Ltd.	350,795
6,210	Assore Ltd.	414,133
70,030	Barloworld Ltd.	410,614
50,580	Imperial Holdings Ltd.	434,753

		2,103,400

SOUTH KOREA — 0.2%
21,660	Global & Yuasa Battery Co. Ltd.	435,598
61,650	Hyundai Hysco	705,246
4,150	Hyundai Mipo Dockyard	459,534
17,980	Kolon Industries, Inc.	592,892
54,340	Lotte Midopa Co. Ltd.	626,047
1,510	POSCO	617,180
1,260	Young Poong Corp.	494,480

		3,930,977

SPAIN — 0.3%
181,640	Banco Espanol de Credito SA	2,262,701
118,800	Gas Natural SDG SA	2,223,235
647,400	Iberdrola Renovables SA	2,989,661
56,500	Telefonica SA	1,405,635

		8,881,232

SWITZERLAND — 0.4%
2,140	Elektrizitaets-Gesellschaft Laufenburg AG	1,941,449
72,200	Nestle SA	2,971,371
28,667	Roche Holding AG	4,520,086
10,570	Valora Holding AG	2,151,289

		11,584,195

TAIWAN — 0.1%
132,180	Ability Enterprise Co. Ltd.	212,323
206,050	Chi Mei Optoelectronics Corp.(b)	115,247
50,000	Chinese Maritime Transport Ltd.	134,266

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
139,691	Chroma ATE, Inc.	$215,021
746,460	Chunghwa Picture Tubes Ltd.	117,175
468,270	CMC Magnetics Corp.(b)	117,182
121,320	Compal Communications, Inc.	117,408
54,470	Dynapack International Technology Corp.	152,743
83,780	Formosa Chemicals & Fibre Corp.	131,002
415,530	HannStar Display Corp.	100,817
91,385	Quanta Computer, Inc.	172,976
120,190	Quanta Storage, Inc.	230,430
92,710	Radiant Opto-Electronics Corp.	134,369
99,000	Senao International Co. Ltd.	124,323
108,540	Siliconware Precision Industries Co.	145,898
429,120	Tatung Co. Ltd.(b)	109,608
1,246,790	TPO Displays Corp.(b)	193,813
357,000	Yieh Phui Enterprise Co. Ltd.(b)	144,724

		2,669,325

THAILAND — 0.0%
242,450	Airports of Thailand Public Co. Ltd.	227,987
63,900	Electricity Generating Public Co. Ltd. - NVDR	138,954
344,300	Precious Shipping Public Co. Ltd.	163,904
254,900	Thai Plastic & Chemical Public Co. Ltd.	139,322
67,100	Thai Plastic & Chemical Public Co. Ltd. - FOR	36,675
242,990	Thoresen Thai Agencies Public Co. Ltd.	161,375

		868,217

TURKEY — 0.0%
387,410	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	402,962
268,200	Turk Hava Yollari AO(b)	423,008

		825,970

UNITED KINGDOM — 0.9%
201,190	Close Brothers Group Plc	2,323,982
659,470	Game Group Plc	1,619,372
492,550	Man Group Plc	2,277,048
360,260	Renishaw Plc	2,437,279
1,072,100	Rolls-Royce Group Plc(b)	7,418,773
382,000	Tesco Plc	2,345,065
724,600	Vodafone Group Plc	1,485,173
551,850	WPP Plc	4,256,594

		24,163,286

UNITED STATES — 5.2%
22,240	Aaron’s, Inc.	610,933
27,780	Alexander & Baldwin, Inc.	811,732

Shares		Value

UNITED STATES (continued)
76,570	Alkermes, Inc.(b)	$790,202
36,430	Alpha Natural Resources, Inc.(b)	1,213,483
38,200	Amazon.com, Inc.(b)	3,276,032
122,550	American Equity Investment Life Holding Co.	887,262
27,520	Ameriprise Financial, Inc.	765,056
36,110	Amsurg Corp.(b)	744,588
15,300	Anadarko Petroleum Corp.	737,460
46,900	AON Corp.	1,850,205
31,700	Apple, Inc.(b)	5,179,463
28,080	Arkansas Best Corp.	799,718
47,400	Autodesk, Inc.(b)	1,033,794
48,700	Baker Hughes, Inc	1,972,350
48,600	Baxter International,Inc.	2,739,582
46,220	Beacon Roofing Supply, Inc.(b)	775,109
55,400	Bed Bath & Beyond, Inc.(b)	1,925,150
55,490	BJ Services Co.	786,848
32,200	Celgene Corp.(b)	1,834,112
30,300	Cephalon, Inc.(b)	1,777,095
14,780	Chubb Corp.	682,540
85,800	Cisco Systems, Inc.(b)	1,888,458
33,860	Cliffs Natural Resources, Inc.	927,425
47,400	Coca-Cola Co. (The)	2,362,416
16,240	Contango Oil & Gas Co.(b)	753,374
84,140	Daktronics, Inc.	705,093
9,050	Diamond Offshore Drilling, Inc.	813,324
120,050	DiamondRock Hospitality Co.	811,538
49,700	DISH Network Corp. - Class A(b)	842,415
28,400	DPL, Inc.	680,180
63,560	Employers Holdings, Inc.	884,755
27,940	Encore Wire Corp.	606,019
20,370	ENSCO International, Inc.	771,819
20,500	EOG Resources, Inc.	1,517,615
16,370	Fluor Corp.	864,336
95,020	Force Protection, Inc.(b)	491,253
29,700	Forest Laboratories, Inc.(b)	767,151
52,440	Fred’s, Inc. - Class A	706,891
20,280	GameStop Corp. - Class A(b)	443,929
43,990	Gap, Inc. (The)	717,917
31,630	Genesco, Inc.(b)	687,004
81,700	Gilead Sciences, Inc.(b)	3,997,581
6,500	Goldman Sachs Group, Inc. (The)	1,061,450
9,200	Google, Inc. - Class A(b)	4,076,060
22,050	Gulfmark Offshore, Inc.(b)	705,380
15,730	Henry Schein, Inc.(b)	808,207
50,750	Herman Miller, Inc.	842,958
22,500	Hubbell, Inc. - Class B	839,700
17,970	Infinity Property & Casuality Corp.	746,474
37,750	Jo-Ann Stores, Inc.(b)	879,575
175,200	JPMorgan Chase & Co.	6,771,480
210,800	Juniper Networks, Inc.(b)	5,508,204

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
14,750	Kohl’s Corp.(b)	$716,113
23,480	LB Foster Co. - Class A(b)	704,400
58,980	Marcus Corp.	745,507
33,840	Marten Transport Ltd.(b)	596,938
15,800	Mastercard, Inc. - Class A	3,065,674
123,010	McMoRan Exploration Co.(b)	782,344
79,000	Microsoft Corp.	1,858,080
17,700	Monsanto Co.	1,486,800
27,590	Morgan Stanley	786,315
28,020	Mueller Industries, Inc.	665,755
34,380	Multi-Fineline Electronix, Inc.(b)	783,520
62,970	Murphy Oil Corp.	3,664,854
9,860	National Presto Industries, Inc.	792,350
50,100	NIKE, Inc. - Class B	2,837,664
24,010	Noble Corp.	812,979
48,100	Northern Trust Corp.	2,876,861
2,400	NVR, Inc.(b)	1,442,760
16,070	Odyssey Re Holdings Corp.	742,434
30,560	Pantry, Inc. (The)(b)	536,328
53,300	Patterson-UTI Energy, Inc.	736,073
85,700	PDL BioPharma, Inc.	705,311
24,930	Peabody Energy Corp.	825,432
49,090	Perot Systems Corp. - Class A(b)	784,458
25,000	Praxair, Inc.	1,954,500
47,400	Red Hat, Inc.(b)	1,082,142
85,820	RPC, Inc.	705,440
123,250	Sapient Corp.(b)	823,310
30,720	Scansource, Inc.(b)	876,442
43,400	Schlumberger Ltd.	2,321,900
15,650	Schnitzer Steel Industries, Inc. - Class A	841,501
59,800	Smith International, Inc.	1,502,774
35,870	SonoSite, Inc.(b)	845,456
25,990	STERIS Corp.	729,799
17,520	Suburban Propane Partners LP	786,473
22,410	Thomas & Betts Corp.(b)	597,002
89,620	TiVo, Inc.(b)	918,605
19,820	Torchmark Corp.	774,169
14,830	Travelers Cos., Inc. (The)	638,728
43,810	Unum Group	822,314
133,690	Viropharma, Inc.(b)	985,295
92,200	Wal-Mart Stores, Inc.	4,598,936
26,880	Walter Energy, Inc.	1,326,797
89,600	WellPoint, Inc.(b)	4,716,544
40,900	Werner Enterprises, Inc.	738,654
55,930	Willbros Group, Inc.(b)	771,275
31,080	World Acceptance Corp.(b)	737,218
36,900	XTO Energy, Inc.	1,484,487
54,000	Yum! Brands, Inc.	1,914,840

		138,116,246

Total Common Stocks (Cost $282,403,470)		325,079,712

Shares		Value

EXCHANGE TRADED FUNDS — 3.8%

UNITED STATES — 3.8%
150,000	iShares iBoxx High Yield Corp. Bond Fund	$12,667,500
650,000	iShares MSCI Malaysia Index Fund	6,344,000
765,000	iShares MSCI South Korea Index Fund	31,854,600
1,260,000	iShares MSCI Taiwan Index Fund	14,275,800
265,000	SPDR Gold Trust(b)	24,737,750
800,000	United States Natural Gas Fund LP(b)	10,280,000

Total Exchange Traded Funds (Cost $90,697,447)		100,159,650

PREFERRED STOCKS — 0.0%

UNITED STATES — 0.0%
5,000	Crown Castle International Corp., Cnv.(b)	260,000
225,000	Fannie Mae(b)	418,500
250,000	Freddie Mac(b)	327,500

Total Preferred Stocks (Cost $6,953,580)		1,006,000

RIGHTS/WARRANTS — 0.0%

UNITED STATES — 0.0%
483,600	Sapphire Industrials Corp., Warrants, Expires 01/17/12(b)	111,228

Total Rights/Warrants (Cost $261,158)		111,228

Principal Amount		Value

BANK LOANS — 5.2%

UNITED STATES — 5.2%
$498,693	Accellent, Inc., 2.75%, 11/22/12(d)	446,330
3,541,694	Accellent, Inc., 3.76%, 11/22/12(d)	3,169,816
1,936,944	Affiliated Computer Services, Inc., 2.43%, 03/20/13(d)	1,894,796
500,000	Alliance HealthCare Services, Inc., 3.00%, 12/29/11(d)	481,563
997,449	Amscan Holdings, Inc., 2.76%, 05/27/13(d)	872,768
17,668	ARAMARK Corp., 0.22%, 01/26/14(d)	16,740
278,099	ARAMARK Corp., 3.10%, 01/26/14(d)	263,499
1,550,932	Ashland, Inc., 5.75%, 11/13/13(d)	1,552,870

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Baldor Electric Co., 5.25%, 01/31/14(d)	$976,429
202,020	Bausch & Lomb, Inc., 3.56%, 04/24/15(d)	191,053
795,960	Bausch & Lomb, Inc., 3.85%, 04/24/15(d)	752,750
994,937	Biomet, Inc., 3.29%, 03/25/15(d)	940,319
2,961,779	Birds Eye Foods, Inc., 2.97%, 03/22/13(d)	2,843,308
3,750,000	BSC International Holding Ltd., 2.98%, 04/21/11(d)	3,606,251
3,590,886	Calpine Corp., 3.48%, 03/29/14(d)	3,294,638
1,250,000	Cengage Learning Acquisitions, Inc., 2.50%, 07/03/14(d)	1,070,834
750,000	Centennial Cellular Operating Co. LLC, 3.26%, 02/09/11(d)	745,688
1,994,431	Central Garden & Pet Co., 1.82%, 09/30/12(d)	1,828,229
1,987,928	Cequel Communications LLC, 2.52%, 11/05/13(d)	1,894,330
1,634,883	Chattem, Inc., 2.88%, 01/02/13(d)	1,565,401
1,447,531	CommScope, Inc., 2.91%, 12/28/14(d)	1,409,533
748,996	CommScope, Inc., 3.47%, 12/26/14(d)	711,547
2,452,490	Community Health Systems, Inc., 2.68%, 07/25/14(d)	2,300,232
125,115	Community Health Systems, Inc., 2.68%, 07/25/14(d)	117,347
212,978	Davita, Inc., 2.94%, 10/05/12(d)	203,470
3,283,206	Dean Foods Co., 1.93%, 04/02/14(d)	3,149,143
2,193,819	DJO Finance LLC/DJO Finance Corp., 4.22%, 05/20/14(d)	2,036,594
4,575,000	Dollar General Corp., 3.92%, 07/07/14(d)	4,444,901
1,750,000	Dresser, Inc., 3.10%, 05/04/14(d)	1,627,864
2,229,712	Education Management LLC/Education Management Finance Corp., 3.25%, 06/01/13(d)	2,127,982
997,468	Flextronics International Ltd., 2.57%, 10/01/14(d)	882,760
658,382	Flextronics International Ltd., 2.75%, 10/01/14(d)	568,678

Principal Amount		Value

UNITED STATES (continued)
$1,511,686	Flextronics International Ltd., 2.76%, 10/01/14(d)	$1,305,719
158,772	Fresenius Medical Care Holdings, Inc., 2.84%, 03/31/13(d)	153,149
2,439,759	Generale de Geophysique, 4.58%, 01/12/14(d)	2,366,566
2,022,469	Georgia-Pacific LLC, 2.96%, 12/20/12(d)	1,945,362
2,268,444	Graphic Packaging International, Inc., 3.96%, 05/16/14(d)	2,179,596
997,413	Helix Energy Solutions Group, Inc., 2.51%, 07/01/13(d)	932,581
2,235,430	Huish Detergents, Inc., 2.07%, 04/26/14(d)	2,097,578
4,000,000	Insight Midwest Holdings LLC, 3.91%, 04/07/14(d)	3,768,572
459,111	Intelsat Corp., 2.91%, 01/03/14(d)	436,156
1,000,000	Iowa Telecommunications Services, Inc., 2.99%, 11/23/11(d)	946,250
171,254	Isle of Capri Casinos, Inc., 2.07%, 11/25/13(d)	161,407
1,107,554	Isle of Capri Casinos, Inc., 2.97%, 11/25/13(d)	1,043,869
428,134	Isle of Capri Casinos, Inc., 2.97%, 11/25/13(d)	403,516
1,989,848	ISP Chemco, Inc., 2.13%, 06/04/14(d)	1,847,574
2,164,759	Itron, Inc., 2.27%, 04/18/14(d)	2,149,043
10,784	Jarden Corp., 4.00%, 01/24/12(d)	10,482
2,424,525	L-1 Identity Solutions, Inc., 6.75%, 08/05/13(d)	2,427,556
2,493,687	Metavante Corp., 2.78%, 11/01/14(d)	2,439,656
4,000,000	MGM Mirage, Inc., 4.00%, 10/03/11(d)	3,310,000
2,500,000	Michael Foods, Inc., 6.50%, 04/27/14(d)	2,515,625
1,811,123	Mirant North America LLC, 2.06%, 01/03/13(d)	1,714,342
3,580,619	Mylan Laboratories, Inc., 4.50%, 10/02/14(d)	3,472,574
1,500,000	Nalco Co., 6.50%, 05/05/15(d)	1,515,000
1,145,345	Nielsen Finance LLC/Nielsen Finance Co., 2.32%, 08/09/13(d)	1,062,666
1,157,223	NRG Energy, Inc., 1.12%, 02/01/13(d)	1,096,469

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,168,694	NRG Energy, Inc., 1.81%, 02/01/13(d)	$2,054,838
3,479,250	Nuveen Investments, Inc., 3.31%, 11/13/14(d)	2,822,541
1,000,000	Nuveen Investments, Inc., 12.50%, 07/21/15(d)	811,250
2,350,000	Oshkosh Corp., 6.60%, 12/06/13(d)	2,320,204
2,750,000	OSI Restaurant Partners LLC, 2.25%, 06/14/14(d)	2,092,291
2,971,975	Penn National Gaming, Inc., 2.15%, 10/03/12(d)	2,900,329
2,082,572	Petco Animal Supplies Stores, Inc., 2.57%, 10/26/13(d)	1,990,939
1,987,329	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 3.16%, 04/02/14(d)	1,804,495
998,349	Psychiatric Solutions, Inc., 2.06%, 07/02/12(d)	943,439
1,000,000	Rental Service Corp., 4.67%, 11/30/13(d)	815,000
2,667,425	Rockwood Specialties Group, Inc., 2.07%, 07/30/12(d)	2,631,860
3,111,722	Sally Holdings LLC/Sally Capital, Inc., 2.56%, 11/16/13(d)	2,967,805
275,524	ServiceMaster Co. (The), 2.81%, 07/24/14(d)	233,765
2,766,716	ServiceMaster Co. (The), 2.81%, 07/24/14(d)	2,347,387
850,000	Spectrum Brands, Inc., 4.00%, 03/30/13(d)	772,083
2,500,000	Starwood Hotel & Resorts Worldwide, Inc., 3.06%, 06/29/10(d)	2,306,250
344,191	Sungard Data Systems, Inc., 4.14%, 02/28/14(d)	325,088
1,466,008	Telesat Canada/Telesat LLC, 3.32%, 10/31/14(d)	1,403,179
125,915	Telesat Canada/Telesat LLC, 4.22%, 10/31/14(d)	120,518
1,989,796	Time Warner Telecom Holdings, Inc., 2.32%, 01/07/13(d)	1,913,002
16,251	Tranche A Term Loan, 2.97%, 11/16/12(d)	15,280
1,150,000	TransDigm, Inc., 3.23%, 06/23/13(d)	1,108,792
500,000	TRW Automotive, Inc., 6.00%, 02/09/14(d)	473,125
2,251,163	URS Corp., 2.43%, 11/15/12(d)	2,183,628

Principal Amount			Value

UNITED STATES (continued)
$1,492,509		Vanguard Health Holding Co. II LLC, 2.68%, 09/23/11(d)	$1,438,406
2,758,900		Virgin Media Investment Holdings Ltd., 3.50%, 09/03/12(d)	2,630,151
2,150,000		Visant Corp., 2.64%, 12/21/11(d)	2,069,375
885,519		Warner Chilcott Corp., Class B, 2.32%, 01/18/12(d)	858,953
310,559		Warner Chilcott Corp., Class C, 2.32%, 01/18/12(d)	301,242
1,492,366		West Corp., 2.68%, 10/24/13(d)	1,412,137
492,405		Windstream Corp., 2.02%, 07/17/13(d)	475,171
2,082,554		Yankee Candle Co., Inc., 3.22%, 02/06/14(d)	1,892,521

Total Bank Loans (Cost $125,302,613)			137,724,015

CORPORATE BONDS — 57.6%

AUSTRALIA — 0.0%
1,000,000		Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	1,162,006

AUSTRIA — 0.4%
6,462,800	(e)	A-TEC Industries AG, Cnv., 6.19%, 05/10/14	9,492,332

BERMUDA — 2.0%
7,000,000	(f)	Celestial Nutrifoods Ltd., Cnv., 15.73%, 06/12/11(g)	3,307,231
10,000,000		Global Crossing Ltd., Cnv., 5.00%, 05/15/11	9,462,500
2,250,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	2,396,250
3,400,000		Intelsat Ltd., 7.63%, 04/15/12	3,196,000
1,750,000		Intelsat Ltd., 6.50%, 11/01/13	1,505,000
750,000		Intelsat Subsidiary Holding Co. Ltd., 8.50%, 01/15/13	757,500
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(h)	1,515,000
5,500,000		Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	4,764,375
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(h)	178,000
20,200,000		Petroplus Finance Ltd., Cnv., 3.38%, 03/26/13	17,974,041
3,500,000		Petroplus Finance Ltd., Cnv., 3.38%, 03/26/13	3,114,314

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount			Value

BERMUDA (continued)
$7,000,000		Seadrill Ltd., Cnv., 3.63%, 11/08/12	$5,788,937

			53,959,148

CANADA — 0.7%
3,000,000		Barrick Gold Corp., 6.95%, 04/01/19	3,483,162
2,500,000		Cascades, Inc., 7.25%, 02/15/13	2,281,250
1,150,000		Celestica, Inc., 7.88%, 07/01/11	1,167,250
1,615,000		Celestica, Inc., 7.63%, 07/01/13	1,631,150
3,200,000		Teck Resources Ltd., 10.75%, 05/15/19(h)	3,724,000
3,325,000		Videotron Ltee, 6.88%, 01/15/14	3,258,500
100,000		Videotron Ltee, 9.13%, 04/15/18	103,750
1,750,000		Videotron Ltee, 9.13%, 04/15/18(h)	1,815,625

			17,464,687

CHINA — 0.4%
2,000,000		China Medical Technologies, Inc., Cnv., 3.50%, 11/15/11	1,607,500
10,000,000		China Medical Technologies, Inc., Cnv., 4.00%, 08/15/13	6,462,500
1,364,000		Yingli Green Energy Holding Co. Ltd., Cnv., 7.42%, 12/15/12(g)	1,343,540

			9,413,540

FRANCE — 0.7%
900,000		Cie Generale de Geophysique-Veritas, 7.50%, 05/15/15	864,000
2,000,000		Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16(h)	2,080,000
500,000		Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	478,750
28,158,000	(e)	Rhodia SA, Cnv., 0.50%, 01/01/14	14,011,696

			17,434,446

GERMANY — 0.1%
500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	523,750

Principal Amount			Value

GERMANY (continued)
2,637,000	(i)	Kreditanstalt Fuer Wiederaufbau, 6.50%, 11/15/11	$1,807,857

			2,331,607

HONG KONG — 0.9%
$12,700,000		China Milk Products Group Ltd., Cnv., 11.78%, 01/05/12(g)	13,902,868
72,300,000	(e)	FU JI Food and Catering Services Holdings Ltd., Cnv., 11.58%, 11/09/09(g)	10,565,154

			24,468,022

INDIA — 0.7%
18,000,000		Ranbaxy Laboratories Ltd., Cnv., 13.66%, 03/18/11(g)	19,609,488

ISLE OF MAN — 0.1%
1,500,000		AngloGold Ashanti Holdings Finance Plc, Cnv., 3.50%, 05/22/14	1,559,265

JAPAN — 0.2%
450,000,000	(e)	Konica Minolta Holdings, Inc., Cnv., 11.78%, 12/07/09(g)	4,503,376

LUXEMBOURG — 1.5%
1,000,000		ArcelorMittal, 9.00%, 02/15/15	1,112,500
1,000,000		FMC Finance III SA, 6.88%, 07/15/17	965,000
10,000,000	(e)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	10,728,239
13,800,000	(e)	Weather Capital Finance SA, Cnv., 4.75%, 02/27/13	18,949,888
8,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(h)	9,095,000

			40,850,627

MALAYSIA — 0.3%
19,200,000	(e)	Berjaya Land Berhad, Cnv., 8.00%, 08/15/11	5,570,066
3,000,000		Feringghi Capital Ltd., Cnv., 10.30%, 12/22/09(g)	3,403,374

			8,973,440

NETHERLANDS — 0.3%
3,500,000		ASM International NV, Cnv., 4.25%, 12/06/11	3,443,125
5,118,750	(e)	EM.TV Finance BV, Cnv., 5.25%, 05/08/13	4,239,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount			Value

NETHERLANDS (continued)
500,000	(e)	Praktiker Finance BV, Cnv., 2.25%, 09/28/11	$586,678

			8,268,803

NEW ZEALAND — 0.1%
3,074,000	(e)	European Investment Bank, 6.50%, 09/10/14	2,109,142

NORWAY — 0.9%
$18,000,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	13,356,900
7,000,000		Subsea 7, Inc., Cnv., 2.80%, 06/06/11	6,186,250
5,000,000		Subsea 7, Inc., Cnv., 1.90%, 06/29/17(g)	4,663,275

			24,206,425

PHILIPPINES — 0.6%
17,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	16,338,360

SINGAPORE — 0.4%
10,214,000		Flextronics International Ltd., Cnv., 1.00%, 08/01/10	9,805,440

SOUTH AFRICA — 0.2%
55,000,000	(e)	Netcare Ltd., Cnv., 6.00%, 09/30/11	6,308,408

SOUTH KOREA — 0.3%
8,000,000		Hynix Semiconductor, Inc., Cnv., 4.50%, 12/14/12	7,560,464

SWEDEN — 0.0%
910,000	(i)	Svensk Exportkredit AB, 7.63%, 06/30/14	623,724

THAILAND — 0.4%
12,300,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	11,352,150

UNITED ARAB EMIRATES — 0.5%
16,350,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	13,370,785

UNITED KINGDOM — 3.0%
5,000,000		Anglo American Capital Plc, 9.38%, 04/08/14(h)	5,600,000
6,000,000	(e)	International Power (Jersey) Ltd., Cnv., 3.25%, 07/20/13	7,572,583
17,000,000	(e)	International Power Finance (Jersey) III Ltd., Cnv., 4.75%, 06/05/15	20,792,962
23,325,000		Shire Plc, Cnv., 2.75%, 05/09/14	20,831,114

Principal Amount		Value

UNITED KINGDOM (continued)
$8,089,000	SOCO Finance (Jersey) Ltd., Cnv., 4.50%, 05/16/13	$8,030,703
15,000,000	Vedanta Finance (Jersey) Ltd., Cnv., 4.60%, 02/21/26	13,818,750
2,250,000	Virgin Media Finance Plc, 9.13%, 08/15/16	2,272,500
1,000,000	Virgin Media Finance Plc, 9.50%, 08/15/16	1,025,000

		79,943,612

UNITED STATES — 42.8%
500,000	Accellent Inc., 10.50%, 12/01/13	461,250
28,134,000	ADC Telecommunications, Inc., Cnv., 1.59%, 06/15/13(d)	21,311,505
4,000,000	AES Corp. (The), 9.75%, 04/15/16(h)	4,180,000
2,500,000	AES Corp. (The), 8.00%, 10/15/17	2,450,000
1,500,000	Affinion Group Inc., 10.13%, 10/15/13	1,485,000
2,250,000	Affinion Group Inc., 11.50%, 10/15/15	2,081,250
11,000,000	Affymetrix, Inc., Cnv., 3.50%, 01/15/38	9,143,750
2,925,000	Airgas, Inc., 7.13%, 10/01/18(h)	2,925,000
3,500,000	AK Steel Corp., 7.75%, 06/15/12	3,500,000
13,000,000	Alcatel-Lucent USA Inc., 2.88%, 06/15/23	12,398,750
6,045,000	Alexandria Real Estate Equities, Inc., REIT, Cnv., 3.70%, 01/15/27(h)	5,244,038
2,500,000	Allbritton Communications Co., 7.75%, 12/15/12	2,075,000
2,500,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,375,000
1,750,000	Allied Waste North America, Inc., 7.88%, 04/15/13	1,817,812
3,250,000	Allied Waste North America, Inc., Series B, 7.38%, 04/15/14	3,355,625
1,000,000	Allied Waste North America, Inc., Series B, 7.13%, 05/15/16	1,032,500
2,000,000	Altria Group, Inc., 7.75%, 02/06/14	2,257,068
3,000,000	Altria Group, Inc., 9.25%, 08/06/19	3,587,604

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Ameren Corp., 8.88%, 05/15/14	$1,070,302
550,000	American Tower Corp., 7.13%, 10/15/12	558,250
2,450,000	American Tower Corp., 7.00%, 10/15/17	2,410,188
2,500,000	Amerigas Partners LP, 7.25%, 05/20/15	2,450,000
3,000,000	Ameristar Casinos, Inc., 9.25%, 06/01/14(h)	3,090,000
5,000,000	Amkor Technology, Inc., Cnv., 2.50%, 05/15/11	4,737,500
16,000,000	Amylin Pharmaceuticals, Inc., Cnv., 2.50%, 04/15/11	14,640,000
1,000,000	Analog Devices, Inc., 5.00%, 07/01/14	1,021,305
1,450,000	ARAMARK Corp., 5.00%, 06/01/12	1,355,750
8,250,000	ARAMARK Corp., 8.50%, 02/01/15	8,311,875
1,750,000	Arch Western Finance LLC, 6.75%, 07/01/13	1,697,500
1,150,000	Ashland, Inc., 9.13%, 06/01/17(h)	1,213,250
1,750,000	Baldor Electric Co., 8.63%, 02/15/17	1,754,375
2,823,000	Ball Corp., 6.88%, 12/15/12	2,837,115
250,000	Ball Corp., 6.63%, 03/15/18	235,000
2,150,000	Bausch & Lomb, Inc., 9.88%, 11/01/15	2,144,625
1,000,000	Biomet, Inc., 10.00%, 10/15/17	1,082,500
3,250,000	Biomet, Inc., 11.63%, 10/15/17	3,526,250
3,000,000	Black & Decker Corp., 8.95%, 04/15/14	3,297,771
4,000,000	Boyd Gaming Corp., 6.75%, 04/15/14	3,570,000
2,500,000	Burlington Coat Factory Warehouse Corp., 11.13%, 04/15/14	2,125,000
3,500,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	3,561,250
29,250,000	Cadence Design Systems, Inc., Cnv., 1.38%, 12/15/11	24,935,625
5,000,000	Cargill, Inc., 7.35%, 03/06/19(h)	5,505,455
5,000,000	CBS Corp., 8.20%, 05/15/14	5,309,860

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17(h)	$1,530,000
1,500,000	Centennial Communications Corp., 6.35%, 01/01/13(d)	1,460,625
250,000	Centennial Communications Corp., 8.13%, 02/01/14	250,625
8,000,000	Ceradyne, Inc., Cnv., 2.88%, 12/15/35	6,800,000
5,000,000	Chesapeake Energy Corp., 6.88%, 01/15/16	4,700,000
2,000,000	Chesapeake Energy Corp., 6.25%, 01/15/18	1,780,000
1,000,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	1,030,000
875,000	Church & Dwight Co., Inc., 6.00%, 12/15/12	877,188
44,000,000	Ciena Corp., Cnv., 0.25%, 05/01/13	30,800,000
1,000,000	CIGNA Corp., 8.50%, 05/01/19	1,065,051
2,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	1,980,000
1,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	947,500
1,750,000	Consol Energy, Inc., 7.88%, 03/01/12	1,776,250
1,750,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,715,000
1,300,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,270,750
2,450,000	Constellation Brands, Inc., Series B, 8.13%, 01/15/12	2,474,500
2,650,000	Corrections Corp. of America, 7.75%, 06/01/17	2,656,625
20,250,000	Covanta Holding Corp., Cnv., 1.00%, 02/01/27	17,845,312
1,750,000	Crown Americas LLC/Crown Americas Capital Corp II, 7.63%, 05/15/17(h)	1,780,625
3,500,000	Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	3,570,000
4,000,000	Crown Castle International Corp., 9.00%, 01/15/15	4,225,000
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14(h)	1,030,000
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,072,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,750,000	DaVita, Inc., 7.25%, 03/15/15	$4,655,000
3,225,000	Del Monte Corp., 8.63%, 12/15/12	3,289,500
775,000	Del Monte Corp., 6.75%, 02/15/15	753,688
500,000	Denbury Resources, Inc., 7.50%, 12/15/15	495,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,668,750
2,000,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13	2,042,500
1,500,000	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15	1,436,250
1,200,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.63%, 05/15/16	1,215,000
2,500,000	DISH DBS Corp., 6.38%, 10/01/11	2,481,250
4,000,000	DISH DBS Corp., 6.63%, 10/01/14	3,840,000
250,000	DISH DBS Corp., 7.13%, 02/01/16	242,500
2,000,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,890,000
2,500,000	Dow Chemical Co. (The), 8.55%, 05/15/19	2,742,738
21,985,000	Eastman Kodak Co. Cnv., 3.38%, 10/15/33	19,126,950
250,000	Edison Mission Energy, 7.50%, 06/15/13	228,125
1,450,000	Edison Mission Energy, 7.00%, 05/15/17	1,154,562
3,900,000	Edison Mission Energy, 7.20%, 05/15/19	2,954,250
1,250,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,254,688
1,500,000	Education Management LLC/Education Management Finance Corp., 10.25%, 06/01/16	1,526,250
3,150,000	El Paso Corp., 7.00%, 06/15/17	3,026,517
1,000,000	El Paso Corp., 7.25%, 06/01/18	971,348
3,090,000	Encore Acquisition Co., 6.00%, 07/15/15	2,688,300
3,500,000	Energy Future Holdings Corp., 10.88%, 11/01/17	3,036,250

Principal Amount		Value

UNITED STATES (continued)
$2,545,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	$2,010,550
27,000,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	24,367,500
3,000,000	EXCO Resources, Inc., 7.25%, 01/15/11	2,940,000
1,705,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.75%, 06/15/12	1,664,506
2,250,000	Ford Motor Credit Co. LLC, 7.88%, 06/15/10	2,216,873
1,650,000	Ford Motor Credit Co. LLC, 7.50%, 08/01/12	1,522,882
6,750,000	Ford Motor Credit Co. LLC, 8.00%, 06/01/14	6,234,610
250,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	265,000
2,400,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(h)	2,592,000
1,650,000	Frontier Communications Corp., 6.25%, 01/15/13	1,588,125
750,000	FTI Consulting, Inc., 7.75%, 10/01/16	744,375
3,000,000	Gaylord Entertainment Co., 8.00%, 11/15/13	2,700,000
16,600,000	General Cable Corp., Cnv., 1.00%, 10/15/12	13,944,000
3,010,000	Georgia-Pacific LLC, 8.13%, 05/15/11	3,085,250
1,100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(h)	1,138,500
3,000,000	Goodyear Tire & Rubber Co. (The), 5.01%, 12/01/09(d)	2,988,750
3,500,000	Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	3,753,750
1,000,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.50%, 10/15/12	992,500
436,000	Graphic Packaging International, Inc., 8.50%, 08/15/11	437,090
1,000,000	Graphic Packaging International, Inc., 9.50%, 08/15/13	996,250
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17(h)	1,243,750
1,000,000	Hasbro, Inc., 6.13%, 05/15/14	1,031,767
1,250,000	HCA, Inc., 8.70%, 02/10/10	1,259,139

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$450,000	HCA, Inc., 8.75%, 09/01/10	$454,500
1,000,000	HCA, Inc., 6.95%, 05/01/12	955,000
1,500,000	HCA, Inc., 6.30%, 10/01/12	1,410,000
2,430,000	HCA, Inc., 6.75%, 07/15/13	2,272,050
100,000	HCA, Inc., 5.75%, 03/15/14	88,000
200,000	HCA, Inc., 9.13%, 11/15/14	206,000
2,520,000	HCA, Inc., 6.50%, 02/15/16	2,236,500
1,000,000	HCA, Inc., 9.25%, 11/15/16	1,042,500
2,900,000	HCA, Inc., 8.50%, 04/15/19(h)	2,972,500
3,400,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	2,737,000
1,250,000	Hertz Corp. (The), 8.88%, 01/01/14	1,203,125
2,250,000	Hertz Corp. (The), 10.50%, 01/01/16	2,148,750
20,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	15,350,000
2,250,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,092,500
1,700,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	1,649,000
2,750,000	Host Hotels & Resorts LP, REIT, Cnv., 3.25%, 04/15/24(h)	2,688,125
1,400,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	1,400,000
2,500,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	2,487,500
3,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	2,711,250
175,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	165,375
1,825,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	1,811,312
3,250,000	Ingles Markets, Inc., 8.88%, 05/15/17(h)	3,290,625
15,650,000	Integra LifeSciences Holdings Corp., Cnv., 2.75%, 06/01/10(h)	15,024,000
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(h)	8,162,500

Principal Amount		Value

UNITED STATES (continued)
$1,350,000	Intelsat Corp., 9.25%, 08/15/14	$1,366,875
2,000,000	Interpublic Group of Cos., Inc., 10.00%, 07/15/17(h)	2,090,000
27,600,000	Interpublic Group of Cos., Inc., Cnv., 4.25%, 03/15/23	24,943,500
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(h)	245,625
3,900,000	Iron Mountain, Inc., 7.75%, 01/15/15	3,841,500
1,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,662,750
3,685,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	3,242,800
1,000,000	ITT Corp., 4.90%, 05/01/14	1,016,406
7,000,000	Jakks Pacific, Inc., Cnv., 4.63%, 06/15/23	6,868,750
1,000,000	Jarden Corp., 8.00%, 05/01/16	1,025,000
3,000,000	Jarden Corp., 7.50%, 05/01/17	2,880,000
30,000,000	JDS Uniphase Corp., Cnv., 1.00%, 05/15/26	23,362,500
25,250,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(h)	21,999,062
35,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	28,976,625
2,250,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	1,949,062
1,000,000	L-3 Communications Corp., 7.63%, 06/15/12	1,011,250
1,650,000	L-3 Communications Corp., 6.13%, 07/15/13	1,608,750
850,000	Lamar Media Corp., 7.25%, 01/01/13	820,250
2,000,000	Lamar Media Corp., 6.63%, 08/15/15	1,760,000
1,000,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	860,000
25,031,000	Lawson Software, Inc., Cnv., 2.50%, 04/15/12	22,621,766
2,550,000	Levi Strauss & Co., 9.75%, 01/15/15	2,588,250
1,100,000	Liberty Media LLC, 5.70%, 05/15/13	987,250
23,000,000	Liberty Media LLC, Cnv., 3.13%, 03/30/23	20,096,250
2,750,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	2,340,938
1,400,000	LIN Television Corp., 6.50%, 05/15/13	1,057,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,400,000	Ltd. Brands, Inc., 8.50%, 06/15/19(h)	$1,409,057
2,000,000	Mariner Energy, Inc., 11.75%, 06/30/16	2,090,000
1,500,000	Masco Corp., 6.13%, 10/03/16	1,340,092
20,000,000	Masco Corp., Series B, Cnv., 3.75%, 07/20/31(g)	9,050,000
3,000,000	Massey Energy Co., 6.88%, 12/15/13	2,895,000
1,850,000	Massey Energy Co., Cnv., 3.25%, 08/01/15	1,396,750
1,000,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	950,000
3,250,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	3,233,750
30,500,000	Medicis Pharmaceutical Corp., Cnv., 2.50%, 06/04/32	27,564,375
2,500,000	MGM Mirage, Inc., 10.38%, 05/15/14(h)	2,681,250
3,250,000	Michaels Stores, Inc., 11.38%, 11/01/16	2,632,500
3,250,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	3,302,812
1,000,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	820,000
500,000	Nalco Co., 7.75%, 11/15/11	502,500
1,450,000	Nalco Co., 8.88%, 11/15/13	1,500,750
2,900,000	Nalco Co., 8.25%, 05/15/17(h)	3,016,000
2,250,000	NASDAQ OMX Group, Inc. (The), Cnv., 2.50%, 08/15/13	1,901,250
3,628,000	NetApp, Inc., Cnv., 1.75%, 06/01/13(h)	3,523,695
7,000,000	Newport Corp., Cnv., 2.50%, 02/15/12	5,740,000
5,000,000	Nextel Communications, Inc., Cnv., 5.25%, 01/15/10	4,962,500
500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	526,250
2,500,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	2,512,500

Principal Amount		Value

UNITED STATES (continued)
$1,600,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 12.50%, 08/01/16	$1,164,000
25,538,000	NII Holdings, Inc., Cnv., 2.75%, 08/15/25	24,420,712
250,000	Nordstrom, Inc., 6.75%, 06/01/14	268,958
1,000,000	NRG Energy, Inc., 7.38%, 02/01/16	967,500
3,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,895,000
750,000	Nuveen Investments, Inc., 5.00%, 09/15/10	731,250
725,000	Nuveen Investments, Inc., 10.50%, 11/15/15(h)	514,750
500,000	Office Depot, Inc., 6.25%, 08/15/13	422,040
4,900,000	Omnicare, Inc., 6.88%, 12/15/15	4,569,250
32,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	23,720,000
15,000,000	OSI Pharmaceuticals, Inc., Cnv., 3.00%, 01/15/38	13,593,750
1,150,000	Owens Corning, Inc., 6.50%, 12/01/16	1,077,460
2,250,000	Owens Corning, Inc., 9.00%, 06/15/19	2,331,164
1,600,000	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	1,636,000
200,000	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	194,500
2,000,000	Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16(h)	1,980,000
3,850,000	Pantry, Inc. (The), 7.75%, 02/15/14	3,445,750
15,900,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	12,759,750
12,000,000	Par Pharmaceutical Cos., Inc., Cnv., 2.88%, 09/30/10	11,475,000
6,000,000	Parker Drilling Co., Cnv., 2.13%, 07/15/12	4,920,000
11,000,000	PDL BioPharma, Inc., Cnv., 2.00%, 02/15/12	10,312,500
1,000,000	Peabody Energy Corp., 7.38%, 11/01/16	1,005,000
1,000,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	1,010,000
1,750,000	Penske Auto Group, Inc., 7.75%, 12/15/16	1,487,500
1,350,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	1,420,875

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,500,000	PetroHawk Energy Corp., 9.13%, 07/15/13	$2,593,750
900,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	900,000
2,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	2,612,500
2,400,000	Pioneer Natural Resources Co., 6.88%, 05/01/18	2,162,287
1,500,000	Pioneer Natural Resources Co., Cnv., 2.88%, 01/15/38	1,336,875
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,243,438
2,850,000	Plains Exploration & Production Co., 7.63%, 06/01/18	2,757,375
2,500,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	2,368,750
1,500,000	Qwest Capital Funding, Inc., 7.90%, 08/15/10	1,511,250
1,000,000	Qwest Communications International Inc., 7.50%, 02/15/14	977,500
1,500,000	Qwest Communications International, Inc., 7.25%, 02/15/11	1,492,500
1,000,000	Qwest Communications International, Inc., Cnv., 3.50%, 11/15/25	993,750
4,050,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	3,958,875
200,000	Qwest Corp., 7.50%, 10/01/14	199,500
1,400,000	Qwest Corp., 8.38%, 05/01/16(h)	1,435,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	992,500
1,000,000	Range Resources Corp., 7.50%, 10/01/17	992,500
3,300,000	RITE AID Corp., 8.63%, 03/01/15	2,491,500
1,000,000	RITE AID Corp., 7.50%, 03/01/17	855,000
250,000	RITE AID Corp., 9.50%, 06/15/17	189,375
5,000,000	Roche Holdings, Inc., 6.00%, 03/01/19(h)	5,545,045
1,500,000	Rock-Tenn Co., 9.25%, 03/15/16(h)	1,578,750
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(h)	1,578,750

Principal Amount		Value

UNITED STATES (continued)
$250,000	Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	$257,500
35,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	24,500,000
2,750,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13(h)	2,433,750
650,000	Scientific Games Corp., 7.88%, 06/15/16(h)	633,750
2,500,000	Scientific Games Corp., Cnv., STEP, 0.75%, 12/01/24	2,512,500
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19(h)	1,035,000
2,250,000	Sealed Air Corp., 7.88%, 06/15/17(h)	2,376,133
2,500,000	Sealy Mattress Co., 8.25%, 06/15/14	2,281,250
2,500,000	Sealy Mattress Co., 10.88%, 04/15/16(h)	2,725,000
1,000,000	Sempra Energy, 6.50%, 06/01/16	1,097,760
5,250,000	Sepracor, Inc., Cnv., 0.67%, 10/15/24(g)	5,164,688
2,750,000	Service Corp. International, 7.38%, 10/01/14	2,674,375
750,000	Service Corp. International, 7.63%, 10/01/18	718,125
2,750,000	ServiceMaster Co. (The), 10.75%, 07/15/15(h)(j)	2,392,500
750,000	Solo Cup Co., 10.50%, 11/01/13(h)	789,375
4,000,000	Solo Cup Co., 8.50%, 02/15/14	3,490,000
1,000,000	Speedway Motorsports, Inc., 6.75%, 06/01/13	970,000
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16(h)	2,811,875
4,750,000	Sprint Capital Corp., 7.63%, 01/30/11	4,785,625
350,000	Sprint Nextel Corp., 6.00%, 12/01/16	305,812
5,000,000	Staples, Inc., 9.75%, 01/15/14	5,857,605
1,775,000	Stater Brothers Holdings, 8.13%, 06/15/12	1,792,750
725,000	Stater Brothers Holdings, 7.75%, 04/15/15	699,625
1,400,000	Steel Dynamics, Inc., 7.38%, 11/01/12	1,389,500
3,100,000	Steel Dynamics, Inc., 6.75%, 04/01/15	2,929,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$15,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	$12,412,500
1,200,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	1,152,000
7,000,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	7,140,000
1,250,000	Sungard Data Systems, Inc., 10.63%, 05/15/15(h)	1,337,500
2,000,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	2,050,000
3,500,000	SuperValu, Inc., 8.00%, 05/01/16	3,473,750
1,400,000	Susser Holdings LLC/Susser Finance Corp., 10.63%, 12/15/13	1,414,000
15,652,000	Tech Data Corp., Cnv., 2.75%, 12/15/26	14,967,225
2,000,000	Telesat Canada/Telesat LLC, 11.00%, 11/01/15(h)	2,070,000
500,000	Terex Corp., 7.38%, 01/15/14	476,250
1,000,000	Terex Corp., 10.88%, 06/01/16	1,040,000
1,400,000	Terex Corp., 8.00%, 11/15/17	1,158,500
1,500,000	Tesoro Corp., 9.75%, 06/01/19	1,511,250
2,000,000	Time Warner Cable, Inc., 7.50%, 04/01/14	2,280,024
2,750,000	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,839,375
16,000,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	13,680,000
1,000,000	Time Warner, Inc., 1.15%, 11/13/09(d)	997,297
900,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17(h)	922,500
1,500,000	Toys R US, Inc., 7.63%, 08/01/11	1,402,500
1,500,000	TransDigm, Inc., 7.75%, 07/15/14	1,473,750
2,500,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	1,484,375
3,000,000	United Rentals North America, Inc., 6.50%, 02/15/12	2,895,000
2,000,000	United Rentals North America, Inc., 7.75%, 11/15/13	1,760,000

Principal Amount		Value

UNITED STATES (continued)
$750,000	United Rentals North America, Inc., 10.88%, 06/15/16(h)	$750,000
500,000	USG Corp., 9.50%, 01/15/18	460,000
1,750,000	Valeant Pharmaceuticals International, 8.38%, 06/15/16(h)	1,776,250
2,250,000	Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	2,250,000
1,050,000	Vanguard Health Holding Co. I LLC, STEP, 11.25%, 10/01/15	1,057,875
2,500,000	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	2,500,000
8,500,000	VeriFone Holdings, Inc., Cnv., 1.38%, 06/15/12	6,545,000
10,000,000	Virgin Media, Inc., Cnv., 6.50%, 11/15/16(h)	8,687,500
1,450,000	Visant Corp., 7.63%, 10/01/12	1,457,250
1,500,000	Visant Holding Corp., 8.75%, 12/01/13	1,507,500
1,480,000	Warner Chilcott Corp., 8.75%, 02/01/15	1,480,000
800,000	Waste Services, Inc., 9.50%, 04/15/14	786,000
1,150,000	Watson Pharmaceuticals, Inc., Cnv., 1.75%, 03/15/23	1,145,688
1,000,000	WellPoint, Inc., 6.00%, 02/15/14	1,039,642
6,910,000	WESCO International, Inc., Cnv., 1.75%, 11/15/26	6,719,975
2,500,000	West Corp., 9.50%, 10/15/14	2,375,000
1,450,000	West Corp., 11.00%, 10/15/16	1,337,625
1,450,000	Williams Cos., Inc. (The), 7.13%, 09/01/11	1,522,126
1,500,000	Williams Cos., Inc. (The), 8.13%, 03/15/12	1,609,575
750,000	Williams Cos., Inc. (The), 7.63%, 07/15/19	802,500
2,000,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	1,960,000
2,150,000	Windstream Corp., 8.63%, 08/01/16	2,182,250
1,500,000	Windstream Corp., 7.00%, 03/15/19	1,395,000
4,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	3,391,052

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$2,750,000		Yankee Acquisition Corp., 8.50%, 02/15/15	$2,461,250

			1,142,377,665

VENEZUELA — 0.1%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,249,522

Total Corporate Bonds (Cost $1,439,374,856)			1,535,736,484

GOVERNMENT BONDS — 9.3%

ARGENTINA — 0.2%
16,258,000		Republic of Argentina, 1.68%, 08/03/09(d)	1,950,960
16,258,000		Republic of Argentina, 0.94%, 08/03/12(d)	4,186,435

			6,137,395

AUSTRALIA — 0.4%
2,000,000	(e)	Australian Government Index Linked, 4.00%, 08/20/10	2,641,899
710,000	(e)	New South Wales Treasury Corp., 6.00%, 05/01/12	607,505
3,340,000	(e)	New South Wales Treasury Corp., 5.50%, 03/01/17	2,679,111
1,330,000	(e)	Queensland Treasury Corp., 6.00%, 06/14/11	1,144,127
685,000	(e)	Queensland Treasury Corp., 6.00%, 08/14/13	580,896
1,370,000	(e)	Queensland Treasury Corp., 6.00%, 09/14/17	1,128,319
3,190,000	(e)	Queensland Treasury Corp., 7.13%, 09/18/17(h)	2,182,304

			10,964,161

BRAZIL — 0.8%
9,490,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,217,668
2,400,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,232,585
15,670,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	8,277,825
3,900,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,842,322

			21,570,400

Principal Amount			Value

CANADA — 0.0%
1,526,000	(i)	Province of Ontario, 6.25%, 06/16/15	$992,471

FRANCE — 0.5%
4,360,000	(e)	France Government Bond OAT, 4.25%, 10/25/17	6,638,322
4,000,000	(e)	France Government Bond OAT, 5.50%, 04/25/29	6,739,015

			13,377,337

HUNGARY — 0.2%
1,575,000	(e)	Hungary Government International Bond, 3.88%, 02/24/20	1,750,973
520,000	(e)	Republic of Hungary, 4.38%, 07/04/17	640,170
1,705,000	(e)	Republic of Hungary, 5.75%, 06/11/18	2,283,831

			4,674,974

INDONESIA — 1.1%
$4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(h)	5,938,175
1,070,000		Indonesia Government International Bond, 8.50%, 10/12/35	1,160,950
561,000		Indonesia Government International Bond, 8.50%, 10/12/35(h)	608,685
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(h)	234,000
700,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	679,000
660,000		Indonesia Government International Bond, 7.75%, 01/17/38	640,200
23,560,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,381,243
3,590,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/18	342,015
19,800,000,000	(e)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,297,351
1,160,000,000	(e)	Indonesia Treasury Bond, 12.90%, 06/15/22	134,459
1,590,000,000	(e)	Indonesia Treasury Bond, 10.25%, 07/15/22	154,887
37,380,000,000	(e)	Indonesia Treasury Bond, 9.50%, 07/15/23	12,432,163
25,525,000,000	(e)	Indonesia Treasury Bond, 10.00%, 02/15/28	2,270,773

			29,273,901

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount			Value

MALAYSIA — 0.6%
35,500,000	(e)	Malaysia Government Bond, 3.87%, 04/13/10	$10,207,170
23,820,000	(e)	Malaysia Government Bond, 3.81%, 02/15/17	6,656,731

			16,863,901

MEXICO — 0.9%
24,000,000	(e)	Mexican Bonos, 8.00%, 12/19/13	1,891,174
20,000,000	(e)	Mexican Bonos, 8.00%, 12/17/15	1,552,124
36,000,000	(e)	Mexican Bonos, 7.25%, 12/15/16	2,656,462
23,900,000	(e)	Mexican Bonos, 7.75%, 12/14/17	1,787,117
137,500,000	(e)	Mexican Bonos, 10.00%, 12/05/24	11,849,213
53,000,000	(e)	Mexican Bonos, 10.00%, 11/20/36	4,431,713

			24,167,803

NETHERLANDS — 0.3%
4,485,000	(e)	Netherlands Goverment Bond, 4.50%, 07/15/17	6,905,178

NEW ZEALAND — 0.2%
7,000,000	(e)	New Zealand Government Bond, 6.00%, 12/15/17	4,706,251

NORWAY — 0.0%
7,600,000	(e)	Norway Government Bond, 6.00%, 05/16/11	1,326,731

POLAND — 1.0%
4,520,000	(e)	Poland Government Bond, 4.75%, 04/25/12	1,537,799
6,975,000	(e)	Poland Government Bond, 5.75%, 04/25/14	2,423,398
26,560,000	(e)	Poland Government Bond, 6.25%, 10/24/15	9,416,641
24,800,000	(e)	Poland Government Bond, 5.75%, 09/23/22	8,185,138
$5,400,000		Poland Government International Bond, 6.38%, 07/15/19	5,593,320

			27,156,296

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(h)	2,205,000

RUSSIA — 0.4%
11,006,400		Russia Government International Bond, STEP, 7.50%, 03/31/30	11,127,470

Principal Amount			Value

SOUTH AFRICA — 0.1%
$1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	$1,790,512

SOUTH KOREA — 2.1%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	442,539
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	101,759
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	98,249
105,000(k)		Export-Import Bank of Korea, 4.63%, 02/20/17	133,851
1,800,000,000	(e)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,500,343
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,525,674
4,711,390,000	(e)	Korea Treasury Bond, 5.50%, 06/10/11	3,952,209
34,923,170,000	(e)	Korea Treasury Bond, 4.75%, 12/10/11	28,859,613
2,235,880,000	(e)	Korea Treasury Bond, 4.00%, 06/10/12	1,807,875
4,250,000,000	(e)	Korea Treasury Bond, 5.25%, 09/10/12	3,550,736
460,440,000	(e)	Korea Treasury Bond, 5.25%, 03/10/13	384,591
7,735,120,000	(e)	Korea Treasury Bond, 5.50%, 09/10/17	6,435,819
396,740,000	(e)	Korea Treasury Bond, 5.25%, 03/10/27	312,571
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,368,062
250,000		Republic of Korea, 5.63%, 11/03/25	232,534

			54,706,425

SWEDEN — 0.1%
19,680,000	(e)	Sweden Government Bond, 5.25%, 03/15/11	2,913,055

UNITED ARAB EMIRATES — 0.1%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(h)	2,201,403

VENEZUELA — 0.1%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,641,600
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	1,768,000

			3,409,600

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

VIETNAM — 0.1%
$1,625,000	Socialist Republic of Vietnam, 6.88%, 01/15/16(h)	$1,649,375

Total Government Bonds (Cost $235,231,880)		248,119,639

U.S. GOVERNMENT AGENCIES — 6.4%

Fannie Mae — 0.2%
5,817,000	4.13%, 05/15/10	5,979,824

Federal Farm Credit Bank — 0.2%
3,000,000	4.75%, 03/15/10	3,079,746
1,535,000	4.75%, 05/07/10	1,584,390

		4,664,136

Federal Home Loan Bank — 6.0%
110,000,000	0.09%, 08/03/09(l)	110,000,000
855,000	5.25%, 08/05/09	855,115
2,000,000	5.13%, 08/05/09	2,000,241
2,100,000	2.75%, 03/12/10	2,129,635
27,000,000	4.25%, 06/11/10	27,849,609
3,050,000	2.75%, 06/18/10	3,107,978
8,105,000	4.50%, 09/10/10	8,438,091
6,000,000	0.97%, 09/24/10(d)	6,044,826

		160,425,495

Total U.S. Government Agencies (Cost $170,857,913)		171,069,455

U.S. GOVERNMENT SECURITIES — 1.5%

U.S. Treasury Bills — 1.5%
40,800,000	0.11%, 08/06/09(l)	40,799,643

Total U.S. Government Securities (Cost $40,799,643)		40,799,643

MUNICIPAL BONDS — 0.7%

California — 0.1%
1,130,000	City of Tulare Sewer Improvement Revenue Bonds, OID (FSA) 8.75%, 11/15/44	1,119,988

2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,087,064

		3,207,052

Colorado — 0.0%
800,000	Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC) 5.00%, 12/01/21	820,752

Principal Amount		Value

Florida — 0.2%
$1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/20	$1,030,390
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/21	1,018,670
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/22	1,005,670
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (NATL-RE) 4.75%, 10/01/40	1,205,571

		4,260,301

Illinois — 0.1%
875,000	Chicago Water Refunding Second Lien Revenue Bonds, (FSA) 5.00%, 11/01/19	954,695
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (FSA) 5.00%, 01/01/20	1,028,330

		1,983,025

Nebraska — 0.0%
650,000	Public Power Generation Whelan Energy Center Revenue Bonds, (AGC-ICC, AMBAC) 5.00%, 01/01/19	698,614

New York — 0.0%
370,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	357,172

Tennessee — 0.1%
450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series A, (GO of University) 5.00%, 10/01/18	517,293

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Tennessee (continued)
$400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University) 5.00%, 10/01/18	$459,816

		977,109

Texas — 0.2%
5,540,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.37%, 06/01/26(d)	5,540,000

Total Municipal Bonds (Cost $17,645,584)		17,844,025

Shares

CASH SWEEP — 2.9%

UNITED STATES — 2.9%
78,559,313	Citibank Dollars on Deposit in Custody Account	78,559,313

Total Cash Sweep (Cost $78,559,313)		78,559,313

TOTAL INVESTMENTS — 99.6% (Cost $2,488,087,457)(a)		2,656,209,164

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		9,871,777

NET ASSETS — 100.0%		$2,666,080,941

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation

945	S&P 500 E-mini Futures, September 2009	$1,543,725

At July 31, 2009, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $15,000,000 or 0.56% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/09 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.	07/28/08	$30.00

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $41,500,000)	41,500,000	$1,215,950
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $12,375,000)	12,375,000	744,975
Equity swap with BNP Paribas receiving dividends on the stocks in the STOXX50E Index over the notional amount, expiring 12/18/15 (Underlying notional amount at value Euro 13,900,000)	1,000,000	(5,250,068)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 1,800,000)	23,640,000	(15,104)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 2,690,000)	35,460,000	(137,113)

		$(3,441,360)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$212,433,083
Unrealized depreciation	(44,311,376)

Net unrealized appreciation	$168,121,707

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $15,000,000, which is 0.56% of net assets.

(d)	Variable rate security. Rate shown is the rate as of July 31, 2009.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Principal amount denoted in Singapore Dollars.

(g)	Zero coupon bond. The rate represents the yield at time of purchase.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(i)	Principal amount denoted in New Zealand Dollars.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Principal amount denoted in Euros.

(l)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
AGC-ICC — Ace Guaranty Corp. Insured Custody Certificates
AMBAC — Insured by AMBAC Indemnity Corp.
Cnv. — Convertible
COP — Certificates of Participation
FOR — Foreign Ownership Restrictions
FSA — Insured by Financial Security Assurance, Inc.
GDR — Global Depository Receipt
GO — General Obligations
MXN — Mexican Peso
NATL-RE — Insured by National Public Finance Guarantee Corp.
NVDR — Non-Voting Depositary Receipt
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	0.8%
Consumer Discretionary	13.1%
Consumer Staples	3.9%
Diversified Financials	6.2%
Energy	5.4%
Government Bonds	9.3%
Health Care	13.7%
Industrials	7.0%
Information Technology	11.1%
Insurance	0.4%
Materials	4.4%
Municipal Bonds	0.7%
Real Estate	0.5%
Telecommunication Services	6.2%
U.S. Government and Agency Securities	7.9%
Utilities	2.3%
Other*	7.1%

*	Includes cash and equivalents, exchange traded funds, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS	July 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 43.4%

CHINA — 3.4%
Industrials — 2.1%
1,700,000	Suntech Power Holdings Co. Ltd. - ADR(b)	$31,263,000

Utilities — 1.3%
11,677,500	Xinao Gas Holdings Ltd.	19,346,856

		50,609,856

GREECE — 2.1%
Energy — 2.1%
2,194,200	StealthGas, Inc.	11,892,564
1,099,808	Tsakos Energy Navigation Ltd.	19,565,584

		31,458,148

NORWAY — 2.7%
Energy — 2.7%
4,600,000	Aker Solutions ASA	39,474,994

PERU — 4.6%
Materials — 4.6%
2,604,887	Cia de Minas Buenaventura SA - ADR	67,857,306

SINGAPORE — 4.1%
Industrials — 4.1%
10,400,000	Keppel Corp. Ltd.	60,630,233

UNITED STATES — 26.5%
Energy — 14.4%
1,400,000	Alpha Natural Resources, Inc.(b)	46,634,000
100,000	ATP Oil & Gas Corp.(b)	775,000
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
2,682,300	Goodrich Petroleum Corp.(b)	68,800,995
482,000	Occidental Petroleum Corp.	34,385,880
2,600,000	PetroHawk Energy Corp.(b)	63,128,000

		213,723,875

Industrials — 6.8%
1,679,381	Arkansas Best Corp.	47,828,771
800,000	FedEx Corp.	54,272,000

		102,100,771

Materials — 5.3%
936,000	Monsanto Co.	78,624,000

		394,448,646

Total Common Stocks (Cost $662,155,984)		644,479,183

Shares		Value

PREFERRED STOCKS — 0.0%

Energy — 0.0%
541,004	Vertex Energy, Inc., Series A, Cnv.(b)(c)	$0

Total Preferred Stocks (Cost $4,500,000)		0

RIGHTS/WARRANTS — 0.0%

Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 3.5%

UNITED STATES — 3.5%
746	Various Collectible Coins	51,994,843

Total Collectible Coins (Cost $53,868,952)		51,994,843

Fine Troy Ounces

COMMODITIES — 3.9%

UNITED STATES — 3.9%
60,175	Gold Bullion(b)	57,406,504

Total Commodities (Cost $57,245,403)		57,406,504

Contracts

CALL OPTIONS PURCHASED — 227.9%

Diversified Financials — 227.9%
3,000	Chicago Board of Trade Corn Index, Strike $440.00, Expiring 11/20/09	1,087,500
20,000	The S&P 500 Index, Strike $520.00, Expiring 08/26/09	934,960,000
20,000	The S&P 500 Index, Strike $537.50, Expiring 08/26/09	899,960,000
40,000	The S&P 500 Index, Strike $600, Expiring 10/29/09	1,549,920,000

		3,385,927,500

Total Call Options Purchased (Cost $2,728,170,480)		3,385,927,500

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 0.4%

Texas — 0.4%
$6,000,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.37%, 06/01/26(e)	$6,000,000

Total Municipal Bonds (Cost $6,000,000)		6,000,000

U.S. GOVERNMENT AGENCIES — 10.1%

Federal Home Loan Bank — 10.1%
150,000,000	0.09%, 08/03/09(f)	150,000,000

Total U.S. Government Agencies (Cost $150,000,000)		150,000,000

U.S. GOVERNMENT SECURITIES — 27.8%

U.S. Treasury Bills — 4.0%
59,950,000	0.11%, 08/06/09(f)	59,949,475

U.S. Treasury Notes — 23.8%
60,000,000	2.00%, 04/15/12(g)	64,891,399
20,000,000	2.38%, 01/15/17(g)	22,156,416
100,000,000	1.63%, 01/15/18(g)	101,630,313
170,000,000	1.38%, 07/15/18(g)	164,160,585

		352,838,713

Total U.S. Government Securities (Cost $400,424,048)		412,788,188

Shares

CASH SWEEP — 1.1%
16,707,491	Citibank Dollars on Deposit in Custody Account	16,707,491

Total Cash Sweep (Cost $16,707,491)		16,707,491

TOTAL INVESTMENTS — 318.1% (Cost $4,079,072,359)(a)		4,725,303,710

LIABILITIES IN EXCESS OF OTHER ASSETS — (218.1)%		(3,239,967,744)

NET ASSETS — 100.0%		$1,485,335,966

Contracts		Value

CALL OPTIONS WRITTEN — (221.2)%

Diversified Financials — (221.2)%
(3,000)	Chicago Board of Trade Corn Index, Strike $480.00, Expiring 11/20/09	$(693,750)
(20,000)	The S&P 500 Index, Strike $532.50, Expiring 08/26/09	(910,012,800)
(20,000)	The S&P 500 Index, Strike $550.00, Expiring 08/26/09	(875,051,200)
(40,000)	The S&P 500 Index, Strike $612.50, Expiring 10/29/09	(1,500,258,800)

		(3,286,016,550)

Total Call Options Written (Premiums received $(2,627,669,520))		(3,286,016,550)

PUT OPTIONS WRITTEN — (0.2)%

Diversified Financials — (0.2)%
(3,000)	Chicago Board of Trade Corn Index, Strike $330.00, Expiring 11/20/09	(2,756,250)

Total Put Options Written (Premiums received $(1,671,000))		(2,756,250)

At July 31, 2009, the Real Return Fund held investments in restricted and illiquid securities amounting to $51,994,844 or 3.5% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/09 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
53,868,952	Collectible Coins	12/14/06	69,698.18
1	Rancher Energy Corp., Warrants	03/20/07	—

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Depreciation

150	Gulf #6 Fuel, March 2010 London Metal Exchange Copper,	$(304,500)
200	July 2010 London Metal Exchange Nickel,	(4,832,500)
150	July 2010	(1,687,500)
1,002	Natural Gas, December 2010	(1,061,820)

	Net unrealized depreciation	$(7,886,320)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

2,750	Corn, December 2009	$(9,857,488)
650	Natural Gas, October 2009	(3,676,750)
1,200	Natural Gas Swap Futures, October 2009	(597,000)
2,800	Sugar #11, October 2009	10,652,051
300	Natural Gas, November 2009	(1,271,490)
1502	Natural Gas, December 2009	(502,040)
150	Heating Oil Swap Futures, March 2010	369,180
200	London Metal Exchange Copper, July 2010	1,470,000
150	London Metal Exchange Nickel, July 2010	4,512,450
300	London Metal Exchange Zinc, July 2010	1,430,625

	Net unrealized appreciation	$2,529,538

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$787,468,669
Unrealized depreciation	(141,237,318)

Net unrealized appreciation	$646,231,351

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is zero.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(e)	Variable rate security. Rate shown is the rate as of July 31, 2009.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible
SPA — Standby Purchase Agreement

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $1,989,000)	36,000	$(887,942)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	$2,220,364
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $2,055,300)	37,200	(315,674)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,689,380
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $1,989,000)	36,000	(304,712)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,630,715
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $2,055,300)	37,200	(314,103)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,680,976
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,250,006)	236,800	(3,131,155)
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,984,080)	(236,800)	3,862,478

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 09/15/09 (Underlying notional amount at value Malaysian Ringgit 164,965,250)	77,500	$1,328,728
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 01/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,174,554
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 02/28/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,157,464
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 03/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,141,858
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 04/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,122,363
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,121,784
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,121,268
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,087,539
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,657,409
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,086,139

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	$5,601,644
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,084,684
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,555,147
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,042,067
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,502,723
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,040,476
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,455,355
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,038,735
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Chicago Board of Trade Corn Index, expiring 11/24/09 (Underlying notional amount at value $14,190,750)	700	(1,954,396)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $23,776,400)	634	(4,710,822)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $31,383,000)	(634)	$12,254,589
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 02/24/10 (Underlying notional amount at value $57,037,976)	(3,000)	(9,374,676)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 09/28/09 (Underlying notional amount at value $76,285,528)	4,200	11,249,938
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	127,409
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	128,828
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	130,242
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	142,593
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	142,520
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	142,454
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	161,742

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $4,003,376)	50,000	$(293,306)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	161,533
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $4,003,292)	50,000	(293,128)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	161,317
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $2,261,250)	30,000	(86,144)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	179,360
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $2,261,250)	30,000	(74,088)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	179,086
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $2,261,250)	30,000	(62,035)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	178,787

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009 (Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 08/26/09 (Underlying notional amount at value $9,434,600)	100	$1,005,203
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/27/09 (Underlying notional amount at value $18,639,300)	200	999,621
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 09/25/09 (Underlying notional amount at value $31,156,680)	9,000	720,960
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/24/09 (Underlying notional amount at value $47,073,660)	13,158	31,914

		$59,699,765

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Collectible Coins	3.5%
Commodities	3.9%
Energy	19.2%
Industrials	13.0%
Materials	9.9%
Municipal Bonds	0.4%
U.S. Government and Agency Securities	37.9%
Utilities	1.3%
Other*	10.9%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 28.0%

Banks — 2.7%
$500,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	$518,434
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	982,467
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,071,484

		7,572,385

Consumer Discretionary — 0.8%
1,000,000	Cornell University, 4.35%, 02/01/14	1,050,720
200,000	Dartmouth College, 4.75%, 06/01/19	203,446
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,076,134

		2,330,300

Consumer Staples — 3.9%
5,000,000	Anheuser-Busch Inbev Worldwide, Inc., 5.38%, 11/15/14(b)	5,226,875
1,000,000	Procter & Gamble Co. (The), 4.60%, 01/15/14	1,069,043
1,535,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,563,795
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,534,650
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,013,372
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	584,593

		10,992,328

Diversified Financials — 4.7%
2,755,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	2,940,830
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,848,112
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,011,022
4,065,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,244,539
2,000,000	Sallie Mae, Inc., 7.30%, 08/01/12	2,325,534

		13,370,037

Energy — 2.3%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	551,293

Principal Amount		Value

Energy (continued)
$1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	$1,682,514
4,035,000	Shell International Finance BV, 4.00%, 03/21/14	4,240,289

		6,474,096

Health Care — 8.7%
4,620,000	Amgen, Inc., Cnv, 0.13%, 02/01/11	4,596,900
570,000	Express Scripts, Inc., 6.25%, 06/15/14	621,899
500,000	McKesson Corp., 6.50%, 02/15/14	541,394
5,930,000	Medtronic, Inc., Cnv., 1.50%, 04/15/11(b)	5,841,050
1,250,000	Novartis Capital Corp., 4.13%, 02/10/14	1,303,632
2,035,000	Pfizer, Inc., 5.35%, 03/15/15	2,252,255
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,445,984
2,000,000	Wyeth, 5.50%, 02/01/14	2,181,306

		24,784,420

Industrials — 0.0%
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	82,982

Insurance — 2.6%
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,478,964
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	5,952,151

		7,431,115

Materials — 0.4%
1,000,000	International Paper Co., 9.38%, 05/15/19	1,169,803

Utilities — 1.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,648,269
4,000,000	Transocean, Inc., Series B, Cnv., 1.50%, 12/15/37	3,760,000

		5,408,269

Total Corporate Bonds (Cost $76,191,252)		79,615,735

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 3.0%

Arkansas — 0.1%
$300,000	University of Arkansas Fayetteville Campus Various Facility Revenue Bonds, (FSA, GO of Board) 5.50%, 12/01/16	$332,814

Connecticut — 0.4%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,023,460

Maine — 0.3%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	361,382
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	485,455

		846,837

New York — 1.2%
1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	1,080,100
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,902,412
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	533,120

		3,515,632

Ohio — 0.4%
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,058,420

Texas — 0.4%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/03/23	1,108,730

Principal Amount		Value

Wisconsin — 0.2%
$500,000	South Milwaukee School District Refunding GO, (FGIC) 5.20%, 04/01/22	$555,450

Total Municipal Bonds (Cost $8,115,444)		8,441,343

U.S. GOVERNMENT AGENCIES — 49.6%

Fannie Mae — 1.5%
400,000	5.00%, 08/02/12	435,794
3,500,000	5.00%, 03/02/15	3,813,086
10,039	7.50%, 08/01/25	11,154

		4,260,034

Federal Farm Credit Bank — 4.5%
125,000	4.75%, 01/19/10	127,536
100,000	5.15%, 12/06/10	105,752
3,500,000	2.00%, 01/17/12	3,534,968
4,550,000	2.13%, 06/18/12	4,576,927
400,000	4.50%, 10/17/12	430,244
4,135,000	2.63%, 04/17/14	4,075,960

		12,851,387

Federal Home Loan Bank — 33.0%
50,000	4.00%, 02/12/10	50,942
30,000	7.38%, 02/12/10	31,094
25,000	3.38%, 05/14/10	25,556
215,000	4.50%, 09/10/10	223,836
95,000	5.13%, 09/29/10	99,661
2,113,661	4.75%, 10/25/10	2,171,786
60,000	4.25%, 11/02/10	62,518
50,000	4.25%, 11/15/10	52,160
630,000	6.63%, 11/15/10	676,431
730,000	4.75%, 12/10/10	768,054
1,240,000	4.88%, 12/10/10	1,306,375
1,360,000	4.00%, 02/15/11	1,423,221
2,135,000	5.88%, 02/15/11	2,291,982
500,000	2.88%, 03/11/11	514,628
6,035,000	4.88%, 03/11/11	6,408,235
5,600,000	5.25%, 06/10/11	6,000,663
235,000	5.38%, 06/10/11	253,160
320,000	4.38%, 08/15/11	339,875
75,000	5.75%, 08/15/11	81,516
1,355,000	5.00%, 10/13/11	1,460,121
50,000	4.25%, 11/15/11	53,112
490,000	4.88%, 11/15/11	527,233
15,000	5.63%, 11/15/11	16,391
6,270,000	4.75%, 12/09/11	6,719,302
2,370,000	5.00%, 03/09/12	2,568,442
5,030,000	3.63%, 06/08/12	5,281,676
175,000	4.38%, 06/08/12	186,327

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$455,000	4.88%, 06/08/12	$488,748
1,400,000	5.38%, 06/08/12	1,523,063
335,000	4.63%, 08/15/12	361,276
990,000	4.50%, 09/14/12	1,062,570
585,000	5.00%, 09/14/12	636,106
1,715,151	5.27%, 12/28/12	1,821,187
50,000	3.50%, 03/08/13	52,364
3,900,000	3.88%, 03/08/13	4,123,657
915,000	5.00%, 03/08/13	1,002,878
1,800,000	3.75%, 06/14/13	1,891,107
500,000	4.38%, 09/13/13	537,432
2,690,000	5.25%, 09/13/13	2,980,673
185,000	5.50%, 12/11/13	207,207
10,305,000	3.13%, 12/13/13	10,411,306
500,000	4.00%, 12/13/13	529,284
1,965,000	4.88%, 12/13/13	2,150,580
800,000	4.88%, 06/13/14	876,633
7,825,000	5.38%, 06/13/14	8,728,772
8,720,000	5.25%, 09/12/14	9,700,948
3,720,000	4.75%, 11/14/14	4,041,308
1,115,000	4.75%, 12/12/14	1,190,744

		93,912,140

Freddie Mac — 0.4%
190,000	4.50%, 12/16/10	199,137
355,000	5.00%, 08/15/12	386,583
400,000	5.00%, 11/13/14	438,462

		1,024,182

Ginnie Mae — 0.0%
97,635	8.50%, 10/15/17	105,912
479	9.00%, 02/15/20	532

		106,444

Overseas Private Investment Corp. — 4.7%
1,000,000	4.59%, 12/09/11(c)	1,030,352
11,257,163	5.14%, 12/15/23	12,209,744

		13,240,096

Private Export Funding Corp. — 4.1%
300,000	6.07%, 04/30/11	325,738
400,000	5.66%, 09/15/11(b)	435,435
425,000	4.90%, 12/15/11	458,143
310,000	5.69%, 05/15/12	342,508
7,760,000	3.55%, 04/15/13	8,100,509
1,800,000	4.97%, 08/15/13	1,965,481

		11,627,814

Small Business Administration — 0.5%
1,476,139	4.73%, 02/10/19	1,498,674

Principal Amount		Value

Tennessee Valley Authority — 0.9%
$714,000	5.63%, 01/18/11	$763,022
632,000	6.79%, 05/23/12	714,232
110,000	4.75%, 08/01/13	118,305
725,000	6.25%, 12/15/17	838,188

		2,433,747

Total U.S. Government Agencies (Cost $136,682,492)		140,954,518

U.S. GOVERNMENT SECURITIES — 16.8%

U.S. Treasury Notes — 16.8%
275,000	2.38%, 04/15/11(d)	304,897
1,175,000	2.63%, 02/29/16	1,144,248
6,300,000	2.38%, 03/31/16	6,030,776
36,812,000	4.63%, 11/15/16	40,291,875

Total U.S. Government Securities (Cost $45,234,290)		47,771,796

Shares

INVESTMENT COMPANY — 1.5%
4,426,407	SEI Daily Income Trust Government II Fund, Class A	4,426,407

Total Investment Company (Cost $4,426,407)		4,426,407

TOTAL INVESTMENTS — 98.9% (Cost $270,649,885)(a)		281,209,799

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		3,056,200

NET ASSETS — 100.0%		$284,265,999

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$10,943,201
Unrealized depreciation	(383,287)

Net unrealized appreciation	$10,559,914

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Inflation protected security. Principal amount reflects original security face amount.

Cnv. — Convertible
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	66.4%
Corporate Bonds	28.0
Municipal Bonds	3.0
Other*	2.6

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	July 31, 2009
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 96.1%

Alabama — 0.4%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$117,663
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	413,848
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26	1,236,690

		1,768,201

Arizona — 0.5%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	392,063
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/14	897,272
500,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Senior Lien, 5.50%, 07/01/24	550,980
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	266,198

		2,106,513

California — 4.7%
1,000,000	California State Public Works Board Regents University Revenue Bonds, Series E, OID, 5.00%, 04/01/34	924,000
6,000,000	California State Public Works Board Regents University Revenue Bonds, Series F, OID, 5.00%, 04/01/34	5,544,000
1,155,000	City of Alameda GO, (NATL-RE) 5.00%, 08/01/33	1,099,225
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,553,920
350,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13	399,088

Principal Amount		Value

California (continued)
$305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13	$340,767
1,715,000	Los Angeles Community College District 2008 Election Refunding GO, Series A, 6.00%, 08/01/33	1,803,100
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (FSA) 5.00%, 07/01/16	188,375
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23(b)	1,087,547
750,000	Metropolitan Water District of Southern California Refunding Revenue Bonds, (J.P. Morgan) 5.00%, 07/01/20	834,428
1,150,000	Metropolitan Water District of Southern California Refunding Revenue Bonds, (J.P. Morgan) 5.00%, 07/01/21	1,267,242
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	153,828
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	272,104
280,000	Santa Clara Valley Water District Refunding and Improvement COP, Series A, 5.00%, 02/01/15	315,540
400,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/15	448,668
1,700,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	1,887,204

		21,119,036

Colorado — 0.1%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10	516,680

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Connecticut — 0.2%
$500,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	$520,880
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	188,110

		708,990

Florida — 4.4%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC) 5.00%, 10/01/16	157,590
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	172,334
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,156,200
1,005,000	Florida State Board of Education Public Education GO, Series E, OID, (FSA) 5.00%, 06/01/26	1,018,115
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	277,318
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,185,036
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	475,254
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,081,380
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (FSA) 5.25%, 10/01/16	2,006,226
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	533,120
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	952,317

		20,014,890

Principal Amount		Value

Georgia — 0.9%
$1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	$1,414,512
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	583,669
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	450,864
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,748,040

		4,197,085

Illinois — 3.7%
500,000	Chicago Board of Education Dedicated GO, Series B, (FSA) 5.00%, 12/01/18	544,680
4,780,000	Chicago Metropolitan Water Reclamation District of Greater Chicago Refunding GO, 5.00%, 12/01/26	4,998,733
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,626,376
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	928,314
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19	237,960
100,000	City of Rockford GO, Series A, OID, (FSA) 5.38%, 12/15/13	105,395
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,026,640
575,000	Cook County Refunding GO, Series A, OID, (NATL-RE, FGIC) 5.00%, 11/15/22	578,611
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/12	167,882

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Illinois (continued)
$85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA) 5.55%, 12/30/17	$90,942
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA) 5.55%, 12/30/17	67,486
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14	279,718
500,000	State of Illinois GO, First Series, 5.50%, 08/01/15	518,905
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	405,072
2,058,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	2,112,825
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (NATL-RE, FGIC) 5.20%, 11/01/16	264,095
600,000	Will County School District No. 161 Summit Hill Refunding GO, (NATL-RE, FGIC) 5.00%, 01/01/17	635,766

		16,589,400

Indiana — 3.6%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/16	666,548
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/15/25	1,586,895
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,149,718
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	707,180

Principal Amount		Value

Indiana (continued)
$650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA, State Aid Withholding) 5.00%, 07/15/18	$711,614
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/10/14	331,638
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	560,923
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	538,172
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.13%, 07/15/12	499,804
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	78,639
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/22	1,139,486
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,532,210
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16	197,104
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	259,518
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/18	128,066

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Indiana (continued)
$145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.05%, 07/15/11	$152,808
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	755,874
205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.50%, 07/15/12	216,806
335,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	359,616
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16	178,227
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	538,205
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	810,310
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	836,393
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	647,452
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	211,158

Principal Amount		Value

Indiana (continued)
$765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/10/16	$878,924
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	198,567
150,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA, State Aid Withholding) 5.00%, 07/15/23	155,265
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	142,762

		16,169,882

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (NATL-RE) 5.88%, 07/01/15	250,468

Kentucky — 0.2%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,119,020

Louisiana — 0.5%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,083,100

Maine — 0.3%
115,000	Maine Health & Higher Educational Facilities Authority Pre-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	134,639
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	911,412

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Maine (continued)
$285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	$302,921

		1,348,972

Michigan — 1.4%
1,350,000	Central Montcalm Public Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/23	1,406,578
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	364,144
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	270,112
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/10	248,726
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/10	259,090
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/10	336,755
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/10	155,454
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/15	166,938
685,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	730,450
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	263,943
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	782,621
265,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/21	280,964
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	154,060

Principal Amount		Value

Michigan (continued)
$375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	$382,384
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20	410,288

		6,212,507

Minnesota — 0.5%
950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	1,102,466
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/17	1,161,740

		2,264,206

Mississippi — 1.1%
1,500,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,705,095
2,000,000	State of Mississippi GO, Series D, (NATL-RE) 5.00%, 11/01/16	2,292,060
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	980,228

		4,977,383

Missouri — 0.5%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	575,085
1,505,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,714,571
100,000	North Kansas City School District No. 74 Refunding and Improvement Direct Deposit Program GO, (State Aid Direct Deposit) 5.00%, 03/01/18	113,166

		2,402,822

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Nevada — 2.8%
$1,000,000	Clark County Improvement District No. 112 Special Assessment, 5.00%, 08/01/34	$948,100
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	530,465
3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	3,021,150
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,016,060
2,805,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,953,188
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,232,254

		12,701,217

New Jersey — 5.6%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	377,642
620,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/19	645,017
355,000	Denville Township Board of Education Refunding GO, (FSA, School Board Resolution Funding) 4.00%, 02/15/17	386,499
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	541,425
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1 (AMBAC) 5.50%, 09/01/24	5,417,050
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,604,535

Principal Amount		Value

New Jersey (continued)
$500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	$537,395
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	1,405,212
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,643,859
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19(c)	3,002,505
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,559,044
435,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	468,269
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	469,990
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	380,768
195,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/19	200,686
225,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/20	228,208
265,000	Ocean Township Board of Education Refunding GO, (School Board Resolution Funding) 3.50%, 06/01/15	278,534
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14	127,904
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	1,367,976

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$385,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42	$440,228

		25,082,746

New Mexico — 0.3%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Revenue Bonds, Series A1, 5.50%, 07/01/22	1,365,984

New York — 17.1%
2,000,000	City of New York Fiscal 2008 Refunding GO, Series A1, 5.00%, 08/01/15	2,220,080
4,250,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	4,561,058
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series B, OID, 5.00%, 11/15/34	1,971,600
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,829,150
1,150,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,224,612
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,538,790
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,385,130
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,249,000
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,157,590
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,146,200

Principal Amount		Value

New York (continued)
$3,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, 5.00%, 03/15/22	$3,244,770
1,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, OID, 5.00%, 03/15/38	989,430
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	589,990
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, OID, Series A, 5.00%, 02/15/34	5,007,450
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	525,125
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,586,764
1,100,000	New York State Dormitory Authority Upstate Community Colleges Refunding Revenue Bonds, 6.00%, 07/01/31(c)	1,160,555
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	7,736,540
1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	1,494,631
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,462,300
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,060,360

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

New York (continued)
$4,680,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/27	$4,828,028
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	451,164
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,392,038
820,000	New York State Thruway Authority Transit Improvement Revenue Bonds, Series A, 5.00%, 03/15/23	877,539
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	886,783
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series B, 5.25%, 01/01/23	1,045,530
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	544,075
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,582,900
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,065,640
250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	264,662
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (FSA) 5.00%, 01/01/15	1,099,610

Principal Amount		Value

New York (continued)
$4,800,000	New York State Urban Development Corp. State Personal Imcome Tax Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	$4,958,880

		77,137,974

North Carolina — 2.3%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15	328,512
1,655,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,752,976
4,230,000	Cabarrus County School Improvement COP, 5.00%, 01/01/25	4,338,330
1,060,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21(b)	1,193,984
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	284,678
1,635,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,773,844
600,000	Harnett County COP, Series A, (FSA) 5.00%, 12/01/14	689,778

		10,362,102

Ohio — 2.0%
1,135,000	Cincinnati City School District Classroom Construction and Improvements Refunding GO, (NATL-RE, FGIC) 5.00%, 12/01/17	1,280,530
865,000	Greene County Governmental Enterprise Refunding Revenue Bonds, Series A, (NATL-RE) 5.25%, 12/01/21	992,968
200,000	Hamilton County Sewer System Refunding Revenue Bonds, Series A, (NATL-RE) 5.00%, 12/01/19	213,928
100,000	Licking Heights Local School District School Facilities Construction and Improvements Refunding GO, Series A, (NATL-RE) 5.00%, 12/01/18	107,780

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Ohio (continued)
$2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	$2,668,406
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	442,060
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,086,180
2,000,000	State of Ohio Higher Education GO, Series B, 5.00%, 05/01/23	2,110,980

		8,902,832

Oregon — 0.4%
400,000	Beaverton School District Washington County 48J GO, (School Board GTY) 5.00%, 06/15/18	456,812
1,400,000	Washington County-Clean Water Services Revenue Bonds, Senior Lien, Series A, 5.25%, 10/01/25	1,513,218

		1,970,030

Pennsylvania — 1.0%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,716,064
115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	121,120
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,552,340
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(c)	1,107,000

		4,496,524

Principal Amount		Value

Puerto Rico — 0.0%
$190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	$193,726

South Carolina — 0.5%
650,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/22	713,336
1,000,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,080,970
250,000	City of Charleston Refunding Revenue Bonds, 4.00%, 01/01/17	267,860

		2,062,166

Texas — 30.2%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,462,163
4,405,000	Aldine Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	4,704,188
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,357,511
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	117,367
4,365,000	Austin Independent School District Refunding GO, (NATL-RE) 5.00%, 08/01/18	4,944,585
1,600,000	Beaumont Independent School District GO, OID, (Assured GTY) 5.00%, 02/15/34	1,593,248
1,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/24	1,026,600
5,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/27	5,073,100
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,098,820

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,995,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/25	$2,027,459
1,805,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/26	1,825,667
100,000	City of Austin Refunding Sub Lien Revenue Bonds, (NATL-RE) 5.25%, 05/15/25	105,643
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	794,835
515,000	City of Denton Certificates of Obligation, GO, (NATL-RE) 5.00%, 02/15/14	579,421
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	992,698
4,000,000	City of Houston Public Improvement Refunding GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,546,520
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,375,930
255,000	City of Laredo Certificates of Obligation GO, OID, (FGIC) 5.38%, 08/15/20	279,559
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,391,014
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,858,330
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,572,705
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	216,653
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	359,793
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	112,426

Principal Amount		Value

Texas (continued)
$245,000	Deer Park Independent School District Limited Tax GO, (FSA) 5.00%, 02/15/17	$280,104
3,340,000	Denton County GO, OID, 4.25%, 07/15/27	3,270,094
450,000	Edinburg Consolidated Independent School District School Building Refunding GO, Series B, (PSF-GTD) 5.00%, 02/15/18	512,190
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	276,950
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,112,970
650,000	Fort Bend County Refunding GO, 5.00%, 03/01/24	681,837
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,438,990
500,000	Friendswood Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 02/15/23	545,635
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,166,821
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	399,234
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,408,750
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	316,005
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	154,832
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	763,371
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,066,500

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/10	$389,373
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,007,220
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	559,575
2,500,000	Harris County Refunding GO, Series A, 5.00%, 10/01/23	2,698,175
1,000,000	Harris County Refunding GO, Series C, (FSA) 5.25%, 08/15/19	1,150,570
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	413,182
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	516,105
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (FSA) 5.25%, 04/15/21	3,278,116
2,975,000	Houston Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/22	3,235,194
1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,499,290
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	630,627
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/05/14	220,293
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	456,980
1,890,000	Monahans-Wickett-Pyote Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	1,997,617
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/21	1,073,140

Principal Amount		Value

Texas (continued)
$1,315,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	$1,517,365
1,625,000	Northwest Independent School District GO, OID, (PSF-GTD) 4.75%, 02/15/27	1,645,442
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	751,086
300,000	Plano Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/19	320,280
1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	1,278,626
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,126,986
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	593,413
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	564,630
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/16	426,255
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/10	310,069
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	488,160
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,093,319
3,125,000	Socorro Independent School District GO, Series A, (PSF-GTD) 5.00%, 08/15/25	3,290,875
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,716,525

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	$4,569,401
6,565,000	Southwest Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/19	7,208,107
2,000,000	Spring Branch Independent School District Schoolhouse GO, (PSF-GTD) 5.25%, 02/01/38	2,052,260
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,082,050
555,000	Spring Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/19	629,992
635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID, 5.90%, 10/01/17	640,423
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,455,713
1,200,000	State of Texas Water Financial Assistance GO, Series B, 5.00%, 08/01/22	1,301,172
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,016,676
1,050,000	State of Texas Water Financial Assistance Refunding GO, Series A, 5.00%, 08/01/23	1,110,574
1,570,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,812,314
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,925,823
250,000	Texas Tech University Refunding and Improvement Revenue Bonds, (AMBAC) 5.00%, 02/15/16	281,968
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,081,860
435,000	Travis County Public Road Improvement GO, 4.00%, 03/01/25	425,604

Principal Amount		Value

Texas (continued)
$450,000	Travis County Public Road Improvement GO, OID, 4.00%, 03/01/26	$434,106
290,000	Travis County Public Road Improvement GO, OID, 4.00%, 03/01/28	272,565
415,000	Travis County Public Road Improvement GO, OID, 4.00%, 03/01/29	384,601
415,000	Travis County Recreational Facilities Improvement GO, 4.00%, 03/01/25	406,036
330,000	Travis County Recreational Facilities Improvement GO, OID, 4.00%, 03/01/26	318,344
320,000	Travis County Recreational Facilities Improvement GO, OID, 4.00%, 03/01/28	300,762
490,000	Travis County Recreational Facilities Improvement GO, OID, 4.00%, 03/01/29	454,108
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,484,800
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,863,172
1,860,000	Victoria Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	1,949,038
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,262,152
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	553,015
400,000	Ysleta Independent School District Building GO, (PSF-GTD) 5.00%, 08/15/25	420,140
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/09	283,959

		136,039,741

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Utah — 0.5%
$1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	$2,198,669
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	144,192

		2,342,861

Virginia — 1.6%
995,000	Chesterfield County Water Utilities Improvement Revenue Bonds, 4.00%, 11/01/20	1,048,412
100,000	Fairfax Refunding GO, 5.00%, 04/01/15	115,386
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,772,475
150,000	Virginia College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, 5.00%, 02/01/16	169,286
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,429,795
1,350,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/21	1,509,800

		7,045,154

Washington — 7.9%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	114,976
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	315,945
500,000	City of Seattle Refunding GO, 5.00%, 12/01/24	542,615
1,500,000	City of Seattle Water & Wastewater Authority Refunding and Improvement Revenue Bonds, 5.00%, 02/01/22	1,628,430

Principal Amount		Value

Washington (continued)
$100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	$109,343
4,500,000	Energy Northwest Columbia Generating Station Revenue Bonds, Series D, 5.00%, 07/01/21	4,824,315
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,233,289
9,000,000	King County School District No 401 Highline School Improvement GO, (FSA, School Board GTY) 5.00%, 12/01/26	9,436,320
1,110,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/18	1,191,241
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,632,584
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,673,790
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	219,646
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board GTY) 5.35%, 12/01/10	265,820
1,335,000	Snohomish County Surface Water Management Refunding GO, Series A, 5.00%, 12/01/21	1,476,764
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,291,560
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,473,520
2,000,000	State of Washington Various Purpose Refunding GO, Series R-A, (AMBAC) 5.00%, 01/01/25	2,086,400

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Principal Amount		Value

Washington (continued)
$2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	$2,323,053

		35,839,611

West Virginia — 0.1%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	315,021

Wisconsin — 0.7%
135,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/11	144,303
145,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/11	154,992
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20	161,786
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	512,890
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	109,844
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	136,271
520,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	540,634
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	851,981
220,000	Two Rivers Public School District Refunding GO, (FSA) 5.75%, 03/01/10	226,732
505,000	Verona Area School District GO, Series A, (NATL-RE) 5.50%, 10/01/12	507,934

		3,347,367

Total Municipal Bonds (Cost $419,595,380)		433,054,211

Shares		Value

INVESTMENT COMPANY — 4.5%
20,310,800	SEI Daily Income Trust Government II Fund, Class A	$20,310,800

Total Investment Company (Cost $20,310,800)		20,310,800

TOTAL INVESTMENTS — 100.6% (Cost $439,906,180)(a)		453,365,011

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,523,160)

NET ASSETS — 100.0%		$450,841,851

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$14,785,780
Unrealized depreciation	(1,326,949)

Net unrealized appreciation	$13,458,831

(b)	Represents a security purchased on a when-issued basis.

(c)	Variable rate security. Rate shown is the rate as of July 31, 2009.

AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2009
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.4%
Arizona	0.5
California	4.7
Colorado	0.1
Connecticut	0.2
Florida	4.4
Georgia	0.9
Illinois	3.7
Indiana	3.6
Iowa	0.1
Kentucky	0.2
Louisiana	0.5
Maine	0.3
Michigan	1.4
Minnesota	0.5
Mississippi	1.1
Missouri	0.5
Nevada	2.8
New Jersey	5.6
New Mexico	0.3
New York	17.1
North Carolina	2.3
Ohio	2.0
Oregon	0.4
Pennsylvania	1.0
Puerto Rico	0.0
South Carolina	0.5
Texas	30.2
Utah	0.5
Virginia	1.6
Washington	7.9
West Virginia	0.1
Wisconsin	0.7
Other*	3.9

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2009, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Above-average long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term growth of capital.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2009, the Real Return Fund held $303,257,029 in the Subsidiary, representing 20.42% of the Real Return Fund’s net assets.

3.	Valuation of Investments:

Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When these Funds use fair value pricing, the value assigned to the non-U.S. securities held by these Funds may not be the quoted or published prices of the investment on their primary markets or exchanges.

4.	Derivative Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

The Funds are subject to credit risk, equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below, which are also indicative of the volume of derivative activity for the year ended October 31, 2008.

A. Futures Contracts. The Funds may purchase or sell futures contracts and options on financial futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency exchange contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange rate risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

As of July 31, 2009, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

Canadian Dollar	50,398,000	U.S. Dollar	46,630,274	09/03/09	$159,052
Australian Dollar	3,230,600	Japanese Yen	250,000,000	09/04/09	51,511
Australian Dollar	38,693,701	U.S. Dollar	30,655,278	09/09/09	1,604,844
Canadian Dollar	2,972,210	Japanese Yen	250,000,000	10/05/09	116,097
Norway Krones	16,764,509	Japanese Yen	250,000,000	10/06/09	86,406
Brazil Real	5,274,262	Japanese Yen	250,000,000	10/08/09	145,670

					$2,163,580

As of July 31, 2009, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

New Zealand Dollar	4,136,612	U.S. Dollar	2,723,959	08/03/09	$14,568
New Zealand Dollar	1,619,311	U.S. Dollar	1,065,345	08/03/09	6,674
U.S. Dollar	2,311,688	New Zealand Dollar	4,136,612	08/03/09	(426,839)
U.S. Dollar	924,675	New Zealand Dollar	1,619,311	08/03/09	(147,344)
Euro	3,757,689	U.S. Dollar	5,351,701	08/04/09	4,157
Indonesian Rupiah	50,188,174,499	New Zealand Dollar	7,451,513	08/04/09	119,758
New Zealand Dollar	7,700,076	Indonesian Rupiah	50,188,174,499	08/04/09	45,515
New Zealand Dollar	1,638,885	U.S. Dollar	1,073,142	08/04/09	11,765
New Zealand Dollar	815,909	U.S. Dollar	536,787	08/04/09	3,328
U.S. Dollar	2,083,721	Brazil Real	4,699,000	08/04/09	(432,760)
U.S. Dollar	5,000,000	Euro	3,757,689	08/04/09	(355,858)
U.S. Dollar	924,675	New Zealand Dollar	1,638,885	08/04/09	(160,232)
U.S. Dollar	2,311,688	New Zealand Dollar	4,107,995	08/04/09	(407,717)
U.S. Dollar	458,786	New Zealand Dollar	815,909	08/04/09	(81,329)
U.S. Dollar	688,178	New Zealand Dollar	1,218,640	08/05/09	(118,483)
United Kingdom Pound	2,032,043	U.S. Dollar	2,992,732	08/05/09	401,659
U.S. Dollar	917,571	New Zealand Dollar	1,608,778	08/06/09	(147,267)
U.S. Dollar	458,786	New Zealand Dollar	802,901	08/06/09	(72,649)
U.S. Dollar	912,045	New Zealand Dollar	1,594,567	08/07/09	(143,319)
U.S. Dollar	912,045	New Zealand Dollar	1,569,298	08/07/09	(126,595)
U.S. Dollar	912,045	New Zealand Dollar	1,587,404	08/07/09	(138,578)
Japanese Yen	519,990,250	U.S. Dollar	5,269,459	08/10/09	226,332
U.S. Dollar	456,022	New Zealand Dollar	786,218	08/10/09	(64,235)
Canadian Dollar	1,226,423	U.S. Dollar	1,059,829	08/11/09	78,686
Euro	3,250,000	U.S. Dollar	4,351,601	08/11/09	280,721
U.S. Dollar	456,022	New Zealand Dollar	785,832	08/11/09	(63,945)
Brazil Real	21,115,000	U.S. Dollar	10,000,000	08/12/09	1,289,210
Brazil Real	10,495,000	U.S. Dollar	5,000,000	08/12/09	611,189
Brazil Real	42,090,000	U.S. Dollar	20,000,000	08/12/09	2,503,569
Brazil Real	10,689,000	U.S. Dollar	5,000,000	08/12/09	714,912
Russian Ruble	29,358,047	New Zealand Dollar	1,749,586	08/12/09	(227,327)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	21,193,353	Brazil Real	42,090,000	08/12/09	$(1,310,215)
U.S. Dollar	869,869	New Zealand Dollar	1,475,981	08/12/09	(106,691)
Russian Ruble	14,292,762	New Zealand Dollar	854,013	08/14/09	(112,296)
Vietnamese Dong	9,777,690,661	New Zealand Dollar	806,840	08/14/09	12,293
Japanese Yen	320,604,000	U.S. Dollar	3,359,150	08/18/09	29,578
Singapore Dollar	2,828,520	U.S. Dollar	1,931,548	08/18/09	33,617
Swiss Franc	1,103,390	U.S. Dollar	999,891	08/18/09	32,785
Brazil Real	20,598,000	U.S. Dollar	10,000,000	08/24/09	985,659
U.S. Dollar	869,910	New Zealand Dollar	1,442,254	08/24/09	(83,591)
Brazil Real	10,330,000	U.S. Dollar	5,000,000	08/26/09	507,101
Norway Krones	160,325,000	U.S. Dollar	25,000,000	08/26/09	1,138,434
Norway Krones	63,399,000	U.S. Dollar	10,000,000	08/26/09	336,196
Norway Krones	63,975,000	U.S. Dollar	10,000,000	08/26/09	430,103
U.S. Dollar	867,788	New Zealand Dollar	1,435,000	08/26/09	(80,794)
U.S. Dollar	10,137,865	Norway Krones	63,975,000	08/26/09	(292,238)
Australian Dollar	2,600,000	U.S. Dollar	2,002,962	08/28/09	166,624
Norway Krones	7,600,000	U.S. Dollar	1,185,703	08/28/09	53,290
Singapore Dollar	2,900,000	U.S. Dollar	2,000,741	08/28/09	13,945
Euro	10,588,584	U.S. Dollar	15,076,525	09/08/09	16,388
U.S. Dollar	15,000,000	Euro	10,588,584	09/08/09	(92,913)
Euro	14,248,566	U.S. Dollar	20,285,016	09/09/09	24,817
U.S. Dollar	20,000,000	Euro	14,248,566	09/09/09	(309,832)
U.S. Dollar	25,000,000	Japanese Yen	2,447,525,000	09/09/09	(875,530)
Swedish Krona	118,287,000	U.S. Dollar	15,210,241	09/10/09	1,185,362
U.S. Dollar	15,000,000	Swedish Krona	118,287,000	09/10/09	(1,395,603)
U.S. Dollar	5,000,000	Euro	3,607,165	09/17/09	(141,634)
U.S. Dollar	15,000,000	Euro	10,885,136	09/17/09	(515,616)
Chinese Yuan	2,574,000	Euro	268,125	09/18/09	(5,249)
U.S. Dollar	5,000,001	Euro	3,583,821	09/21/09	(108,359)
U.S. Dollar	5,000,000	Euro	3,605,527	09/21/09	(139,299)
Euro	7,453,920	U.S. Dollar	10,607,978	09/22/09	16,800
U.S. Dollar	15,403,436	Euro	11,034,907	09/22/09	(325,664)
U.S. Dollar	3,000,000	South African Rand	24,790,500	09/22/09	(160,542)
Chinese Yuan	9,626,900	Euro	1,005,350	09/23/09	(23,126)
Chinese Yuan	6,409,000	Euro	670,240	09/23/09	(16,735)
Canadian Dollar	2,348,922	U.S. Dollar	2,044,443	09/24/09	136,543
Chinese Yuan	7,155,000	Euro	737,287	09/24/09	(3,029)
Russian Ruble	19,936,834	Australian Dollar	948,558	09/24/09	(164,814)
Russian Ruble	28,785,750	Australian Dollar	1,369,404	09/24/09	(237,826)
Russian Ruble	26,840,111	Australian Dollar	1,290,113	09/28/09	(233,320)
U.S. Dollar	10,000,001	Euro	7,189,176	09/29/09	(247,413)
Vietnamese Dong	4,665,281,624	Australian Dollar	378,842	10/07/09	(57,201)
Malaysian Ringgit	21,636,000	U.S. Dollar	6,107,551	10/09/09	17,983
Malaysian Ringgit	2,445,987	U.S. Dollar	689,108	10/09/09	3,395
Malaysian Ringgit	23,779,236	U.S. Dollar	26,632,471	10/09/09	(31,587)
Chinese Yuan	1,540,249	Australian Dollar	332,789	10/13/09	(51,119)
Euro	1,086,750	U.S. Dollar	1,519,537	10/13/09	29,495
Malaysian Ringgit	5,102,016	U.S. Dollar	1,436,985	10/13/09	7,306
U.S. Dollar	5,000,000	Japanese Yen	462,301,000	10/13/09	110,888
Chinese Yuan	6,301,191	Euro	668,632	10/15/09	(29,969)
Euro	1,719,245	Japanese Yen	220,290,291	10/15/09	120,832
Japanese Yen	220,290,291	Euro	1,688,825	10/15/09	(77,471)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	6,331,922	Euro	677,186	10/16/09	$(37,649)
U.S. Dollar	21,227,442	Euro	15,190,071	10/16/09	(424,144)
Chinese Yuan	2,595,971	Australian Dollar	551,242	10/19/09	(77,890)
Chinese Yuan	8,487,104	Euro	911,379	10/19/09	(55,700)
U.S. Dollar	10,000,000	Japanese Yen	940,738,000	10/19/09	50,610
Chinese Yuan	5,244,000	U.S. Dollar	757,530	10/21/09	10,728
Russian Ruble	158,975,000	U.S. Dollar	5,000,000	10/21/09	(53,903)
Brazil Real	9,685,000	U.S. Dollar	5,000,000	10/22/09	109,036
Indian Rupee	484,300,000	U.S. Dollar	10,000,000	10/22/09	36,959
Indonesian Rupiah	101,200,000,000	U.S. Dollar	10,000,000	10/22/09	28,043
Norway Krones	31,660,000	U.S. Dollar	5,000,000	10/22/09	153,759
U.S. Dollar	15,000,000	Japanese Yen	1,413,600,000	10/23/09	49,032
Russian Ruble	15,779,000	U.S. Dollar	471,719	10/27/09	18,318
Brazil Real	19,205,000	U.S. Dollar	10,000,000	10/29/09	118,013
Indian Rupee	484,100,000	U.S. Dollar	10,000,000	10/29/09	27,965
Indonesian Rupiah	100,400,000,000	U.S. Dollar	10,000,000	10/29/09	(64,325)
Malaysian Ringgit	35,185,000	U.S. Dollar	10,000,000	10/29/09	(44,705)
Norway Krones	61,837,100	U.S. Dollar	10,000,000	10/29/09	64,280
U.S. Dollar	10,000,000	New Zealand Dollar	15,296,000	10/29/09	(69,981)
U.S. Dollar	5,351,802	Euro	3,757,689	11/04/09	(4,315)
Euro	1,160,000	Japanese Yen	149,263,000	11/18/09	74,247
Japanese Yen	140,412,200	Euro	1,160,000	11/18/09	(167,889)
Japanese Yen	124,961,400	U.S. Dollar	1,314,000	11/18/09	8,105
U.S. Dollar	1,314,000	Japanese Yen	131,708,790	11/18/09	(79,493)
U.S. Dollar	1,535,218	New Zealand Dollar	2,501,782	11/30/09	(108,460)
U.S. Dollar	1,530,198	New Zealand Dollar	2,486,711	11/30/09	(103,579)
U.S. Dollar	869,910	New Zealand Dollar	1,415,319	11/30/09	(59,959)
U.S. Dollar	1,072,523	Mexican Peso	14,530,000	12/01/09	(8,648)
U.S. Dollar	652,433	New Zealand Dollar	1,072,604	12/02/09	(52,182)
U.S. Dollar	2,563,150	New Zealand Dollar	4,147,492	12/02/09	(161,419)
U.S. Dollar	218,914	New Zealand Dollar	353,961	12/02/09	(13,610)
Chinese Yuan	6,308,000	Euro	684,897	12/04/09	(51,252)
Chinese Yuan	5,006,000	U.S. Dollar	684,815	12/04/09	49,277
Chinese Yuan	2,872,600	U.S. Dollar	407,461	12/14/09	13,887
Chinese Yuan	5,761,499	U.S. Dollar	814,922	12/14/09	30,165
Chinese Yuan	5,763,917	U.S. Dollar	817,577	12/15/09	27,886
Chinese Yuan	5,783,784	U.S. Dollar	817,577	12/15/09	30,800
Chinese Yuan	6,294,886	U.S. Dollar	894,478	12/16/09	28,891
Chinese Yuan	1,972,859	U.S. Dollar	279,047	12/17/09	10,350
Chinese Yuan	5,933,563	U.S. Dollar	837,140	12/18/09	33,271
Indian Rupee	11,219,513	New Zealand Dollar	407,538	12/18/09	(35,818)
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	407,538	12/18/09	9,667
Chinese Yuan	1,612,872	U.S. Dollar	230,082	12/21/09	6,532
Chinese Yuan	1,897,016	U.S. Dollar	272,560	12/22/09	5,746
Malaysian Ringgit	2,445,987	U.S. Dollar	688,622	01/11/10	2,051
U.S. Dollar	2,406,724	Euro	1,741,000	01/11/10	(75,076)
U.S. Dollar	1,540,957	Euro	1,111,000	01/11/10	(42,776)
U.S. Dollar	1,356,361	Euro	971,000	01/15/10	(27,810)
U.S. Dollar	1,427,534	Euro	999,800	01/27/10	2,282
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	651,726	01/28/10	113,104

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	400,710,000	U.S. Dollar	635,836	01/29/10	$108,706
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	198,694	01/29/10	33,154
Chilean Unidad de Fomento	546,720,000	U.S. Dollar	874,262	01/29/10	141,574
U.S. Dollar	1,076,071	Mexican Peso	14,669,000	01/29/10	(6,250)
U.S. Dollar	1,089,734	New Zealand Dollar	1,674,196	01/29/10	(6,021)
U.S. Dollar	2,453,841	Singapore Dollar	3,684,000	01/29/10	(104,846)
U.S. Dollar	1,631,009	Singapore Dollar	2,454,000	01/29/10	(73,393)
U.S. Dollar	1,629,458	Singapore Dollar	2,452,000	01/29/10	(73,555)
U.S. Dollar	4,087,503	Singapore Dollar	6,125,000	01/29/10	(166,558)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	317,920	02/02/10	51,280
U.S. Dollar	717,387	New Zealand Dollar	1,419,051	02/02/10	(211,142)
U.S. Dollar	1,635,090	Singapore Dollar	2,457,000	02/02/10	(71,394)
U.S. Dollar	654,025	Singapore Dollar	983,000	02/02/10	(28,707)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	596,099	02/03/10	96,705
Chinese Yuan	16,160,000	U.S. Dollar	2,291,646	02/03/10	81,691
Chinese Yuan	2,696,000	U.S. Dollar	381,735	02/03/10	14,213
U.S. Dollar	2,043,838	Singapore Dollar	3,078,000	02/03/10	(93,953)
Mexican Peso	24,720,000	U.S. Dollar	1,634,650	02/04/10	187,734
U.S. Dollar	1,589,301	Mexican Peso	21,700,000	02/04/10	(10,446)
U.S. Dollar	2,043,768	Singapore Dollar	3,095,000	02/04/10	(105,830)
U.S. Dollar	1,635,262	Singapore Dollar	2,469,000	02/05/10	(79,554)
Mexican Peso	15,274,000	U.S. Dollar	995,211	02/08/10	130,176
U.S. Dollar	763,700	Mexican Peso	10,438,633	02/08/10	(5,418)
U.S. Dollar	354,863	Mexican Peso	4,835,367	02/08/10	(1,406)
U.S. Dollar	1,291,930	Singapore Dollar	1,945,000	02/08/10	(58,947)
U.S. Dollar	1,636,339	Singapore Dollar	2,464,000	02/09/10	(75,002)
U.S. Dollar	654,586	Singapore Dollar	976,400	02/11/10	(23,560)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	317,919	02/12/10	45,383
Malaysian Ringgit	22,100,000	U.S. Dollar	6,088,154	02/12/10	148,405
Malaysian Ringgit	3,465,966	U.S. Dollar	954,812	02/12/10	23,274
Malaysian Ringgit	1,162,274	U.S. Dollar	320,186	02/12/10	7,805
South Korean Won	1,412,000,000	U.S. Dollar	1,038,235	02/12/10	111,415
U.S. Dollar	7,336,876	Malaysian Ringgit	26,728,240	02/12/10	(205,759)
U.S. Dollar	146,392	New Zealand Dollar	281,849	02/12/10	(37,914)
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	794,798	02/16/10	99,436
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	799,368	02/17/10	93,327
U.S. Dollar	188,156	New Zealand Dollar	376,161	02/22/10	(57,667)
U.S. Dollar	3,931,974	New Zealand Dollar	7,821,710	02/23/10	(1,179,229)
Chilean Unidad de Fomento	339,330,000	U.S. Dollar	559,553	02/26/10	70,990
Chilean Unidad de Fomento	484,020,000	U.S. Dollar	799,372	02/26/10	100,034

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	242,290,000	U.S. Dollar	399,687	02/26/10	$50,537
Euro	2,410,862	Polish Zloty	10,787,400	02/26/10	(226,553)
Polish Zloty	10,787,400	Euro	2,302,196	02/26/10	381,491
Swedish Krona	84,036,600	Euro	7,436,670	02/26/10	1,056,438
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	399,685	03/03/10	48,315
Chilean Unidad de Fomento	391,630,000	U.S. Dollar	639,500	03/04/10	88,239
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	399,691	03/05/10	56,339
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	376,217	03/08/10	53,894
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	399,691	03/09/10	57,273
U.S. Dollar	997,287	Singapore Dollar	1,533,000	03/17/10	(67,426)
U.S. Dollar	997,531	Singapore Dollar	1,535,000	03/17/10	(68,572)
U.S. Dollar	307,421	Australian Dollar	451,990	03/24/10	(63,376)
Indian Rupee	27,793,000	U.S. Dollar	537,125	04/09/10	32,760
Indian Rupee	59,598,000	U.S. Dollar	1,150,985	04/12/10	70,839
Indian Rupee	40,031,000	U.S. Dollar	767,318	04/13/10	53,313
Indian Rupee	39,295,000	U.S. Dollar	767,331	04/15/10	38,120
Indian Rupee	19,629,000	U.S. Dollar	384,731	04/19/10	17,522
Indian Rupee	13,777,000	U.S. Dollar	268,558	04/19/10	13,772
Malaysian Ringgit	967,775	U.S. Dollar	267,319	04/19/10	5,587
Swedish Krona	28,478,956	Euro	2,615,292	04/19/10	222,857
Malaysian Ringgit	2,773,000	U.S. Dollar	772,273	04/20/10	9,686
Chilean Unidad de Fomento	783,077,000	U.S. Dollar	1,334,714	04/23/10	120,627
Chilean Unidad de Fomento	764,646,000	U.S. Dollar	1,304,500	04/26/10	116,599
Indian Rupee	27,912,000	U.S. Dollar	538,619	04/26/10	33,147
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,033,326	04/27/10	90,424
Chilean Unidad de Fomento	606,821,000	U.S. Dollar	1,033,327	04/27/10	94,457
Indian Rupee	3,982,000	U.S. Dollar	76,947	04/27/10	4,618
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,653,323	04/28/10	158,050
Chilean Unidad de Fomento	122,036,000	U.S. Dollar	206,666	04/28/10	20,140
Indian Rupee	19,756,000	U.S. Dollar	384,732	04/28/10	19,915
Indian Rupee	19,775,000	U.S. Dollar	384,728	04/30/10	20,262
Peruvian New Sol	2,043,000	U.S. Dollar	666,015	05/18/10	12,972
Peruvian New Sol	2,251,951	U.S. Dollar	733,535	05/18/10	14,897
Malaysian Ringgit	11,250,000	U.S. Dollar	3,217,043	05/27/10	(45,941)
Indian Rupee	37,818,000	U.S. Dollar	770,554	06/01/10	2,533
Indian Rupee	1,121,000	U.S. Dollar	23,113	06/02/10	(199)
Indian Rupee	5,548,000	U.S. Dollar	115,583	06/03/10	(2,182)
Indian Rupee	37,033,000	U.S. Dollar	770,558	06/04/10	(13,648)
Indian Rupee	18,516,000	U.S. Dollar	385,268	06/07/10	(6,889)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	7,436,000	U.S. Dollar	154,114	06/08/10	$(2,166)
Indian Rupee	9,340,000	U.S. Dollar	193,776	06/08/10	(2,922)
Indian Rupee	7,542,000	U.S. Dollar	155,026	06/10/10	(929)
Indian Rupee	11,277,000	U.S. Dollar	232,515	06/11/10	(2,120)
Indian Rupee	7,557,000	U.S. Dollar	155,015	06/11/10	(622)
Indian Rupee	18,877,000	U.S. Dollar	387,538	06/16/10	(1,981)
Indian Rupee	17,195,000	U.S. Dollar	348,783	06/21/10	2,320
Indian Rupee	28,975,000	U.S. Dollar	587,728	06/22/10	3,875
Swedish Krona	43,658,433	Euro	3,981,000	06/22/10	382,783
Indian Rupee	43,847,000	U.S. Dollar	881,613	06/24/10	13,540
Indian Rupee	29,446,000	U.S. Dollar	587,745	06/25/10	13,372
Swedish Krona	12,088,000	Euro	1,086,777	06/28/10	128,079
Malaysian Ringgit	24,538,076	U.S. Dollar	6,915,056	06/29/10	(875)
Swedish Krona	8,778,000	Euro	792,167	06/29/10	88,763
Indian Rupee	29,111,000	U.S. Dollar	587,745	07/09/10	6,057
Indian Rupee	29,134,000	U.S. Dollar	587,735	07/09/10	6,536
Malaysian Ringgit	1,928,282	U.S. Dollar	542,368	07/09/10	911
Indian Rupee	14,708,000	U.S. Dollar	293,866	07/12/10	6,094
Indian Rupee	17,688,000	U.S. Dollar	352,646	07/12/10	8,089
Malaysian Ringgit	3,920,421	U.S. Dollar	1,103,722	07/12/10	791
Malaysian Ringgit	7,893,000	U.S. Dollar	2,207,369	07/12/10	16,352
Malaysian Ringgit	1,832,000	U.S. Dollar	510,377	07/13/10	5,752
Malaysian Ringgit	1,905,000	Euro	379,293	07/16/10	(4,622)
Malaysian Ringgit	623,000	U.S. Dollar	173,152	07/16/10	2,360
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/19/10	1,523
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/20/10	1,518
Malaysian Ringgit	2,151,000	Euro	427,439	07/20/10	(4,071)
Malaysian Ringgit	983,000	U.S. Dollar	275,288	07/20/10	1,631
Malaysian Ringgit	2,765,000	Euro	549,440	07/23/10	(5,258)
Malaysian Ringgit	1,195,000	U.S. Dollar	337,475	07/23/10	(845)
Malaysian Ringgit	2,765,000	Euro	547,731	07/27/10	(2,862)
Malaysian Ringgit	1,257,000	U.S. Dollar	354,085	07/27/10	—
U.S. Dollar	2,672,075	New Zealand Dollar	4,152,409	07/30/10	(15,116)
U.S. Dollar	2,657,153	New Zealand Dollar	4,136,612	08/03/10	(19,815)
U.S. Dollar	1,039,598	New Zealand Dollar	1,619,311	08/03/10	(8,324)
U.S. Dollar	523,814	New Zealand Dollar	815,909	08/04/10	(4,194)
U.S. Dollar	1,047,083	New Zealand Dollar	1,638,885	08/04/10	(13,505)

					$2,609,452

C. Swap Agreements. The Funds may enter into swap agreements, which the Funds and a counterparty agree to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon the termination of the swap agreement. Upfront payments made and/or received by a fund, are recorded as an asset and/or liability on the Statements of Assets and

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures (equity risk) in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument decreases between those dates.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2008	10,452	$20,569,754
Options terminated in closing purchase transactions	(5,272)	(18,682,357)
Options expired	(3,870)	(1,202,460)
Options exercised	(1,310)	(684,937)

Contracts outstanding at July 31, 2009	—	$—

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2008	—	$—
Options written	86,000	2,629,340,520

Contracts outstanding at July 31, 2009	86,000	$2,629,340,520

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

5.	FinancialAccounting Standards Board (“FASB”) Statement on FinancialAccounting Standard No. 157, “Fair Value Measurements” (“FAS 157”):

FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The three levels of fair value hierarchy under FAS 157 are as follows:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2009 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
U.S. Large Cap Fund
Equity Securities	$361,728,042	(a)	$—	$—	$361,728,042
Investment Company	20,170,500		—	—	20,170,500

Total	$381,898,542		$—	$—	$381,898,542

Non U.S. Large Cap Fund
Equity Securities	1,801,612,807	(a)	—	—	1,801,612,807
Investment Company	58,031,000		—	—	58,031,000

Total	$1,859,643,807		$—	$—	$1,859,643,807

Global Small & Mid Cap Fund
Equity Securities:
Australia	$36,278,597		$—	$78,364	$36,356,961
Austria	7,125,420		—	—	7,125,420
Belgium	7,396,479		—	—	7,396,479
Bermuda	13,390,835		—	—	13,390,835
Brazil	20,378,152		—	813	20,378,965
Canada	65,557,910		—	—	65,557,910
Cayman Islands	75,989		—	—	75,989
Chile	2,714,374		—	—	2,714,374
China	9,982,421		—	—	9,982,421
Cyprus	323,589		—	—	323,589
Denmark	6,508,776		—	13,474	6,522,250
Egypt	14,291,790		—	—	14,291,790
Finland	15,768,581		—	—	15,768,581
France	41,700,972		—	—	41,700,972
Germany	27,419,663		—	—	27,419,663
Greece	9,352,064		—	—	9,352,064
Hong Kong	24,756,364		—	92,612	24,848,976
Hungary	1,632,011		—	—	1,632,011
India	16,650,857		—	—	16,650,857

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Indonesia	$4,396,814	$—	$—	$4,396,814
Ireland	5,159,660	—	—	5,159,660
Israel	3,848,139	—	—	3,848,139
Italy	16,852,590	—	—	16,852,590
Japan	147,674,696	—	154,194	147,828,890
Liechtenstein	166,842	—	—	166,842
Luxembourg	1,055,242	—	—	1,055,242
Malaysia	6,181,494	—	—	6,181,494
Mexico	6,425,566	—	—	6,425,566
Monaco	37,354	—	—	37,354
Netherlands	13,012,682	—	—	13,012,682
New Zealand	2,821,312	—	—	2,821,312
Norway	8,180,588	—	—	8,180,588
Peru	98,601	—	—	98,601
Philippines	1,572,327	—	—	1,572,327
Poland	4,413,230	—	—	4,413,230
Portugal	4,733,787	—	—	4,733,787
Puerto Rico	18,934	—	—	18,934
Singapore	9,439,132	—	1,615	9,440,747
South Africa	16,745,137	—	—	16,745,137
South Korea	14,952,283	—	—	14,952,283
Spain	17,813,390	—	29,178	17,842,568
Sweden	10,978,249	—	28,368	11,006,617
Switzerland	32,189,129	—	—	32,189,129
Taiwan	15,565,377	—	—	15,565,377
Thailand	3,133,849	—	—	3,133,849
Turkey	4,315,129	—	—	4,315,129
United Arab Emirates	461,975	—	—	461,975
United Kingdom	117,672,885	—	22,402	117,695,287
United States	1,311,022,986	—	9,509	1,311,032,495
Exchange Traded Funds	257,861,990	—	—	257,861,990
Investment Company	28,391,000	—	—	28,391,000
Rights/Warrants	—	212,746	—	212,746
U.S. Government Agencies	—	125,000,000	—	125,000,000
U.S. Government Securities	—	501,953,697	—	501,953,697
Cash Sweep	32,668,041	—	—	32,668,041
Other financial instruments - Assets*	—	2,163,580	—	2,163,580

Total	$2,421,165,254	$629,330,023	$430,529	$3,050,925,806

Global Opportunities Fund
Equity Securities:
Australia	$8,639,682	$—	$—	$8,639,682
Austria	2,103,733	—	—	2,103,733
Belgium	3,919,039	—	—	3,919,039
Bermuda	1,607,734	—	—	1,607,734
Brazil	8,931,866	—	—	8,931,866
Canada	5,563,170	—	15,000,000	20,563,170
China	3,766,139	—	—	3,766,139
Czech Republic	373,449	—	—	373,449
Denmark	2,102,674	—	—	2,102,674
Egypt	2,212,432	—	—	2,212,432

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Finland	$3,668,913		$—	$—	$3,668,913
France	6,152,567		—	—	6,152,567
Germany	7,256,696		—	—	7,256,696
Greece	2,749,245		—	—	2,749,245
Hong Kong	4,010,750		—	—	4,010,750
India	7,600,214		—	—	7,600,214
Ireland	1,096,108		—	—	1,096,108
Israel	2,912,364		—	—	2,912,364
Italy	8,594,944		—	—	8,594,944
Japan	13,637,471		—	—	13,637,471
Malaysia	421,543		—	—	421,543
Mexico	10,219,808		—	—	10,219,808
Netherlands	4,800,076		—	—	4,800,076
Russia	2,569,390		—	—	2,569,390
Singapore	2,026,857		—	—	2,026,857
South Africa	2,103,400		—	—	2,103,400
South Korea	3,930,977		—	—	3,930,977
Spain	8,881,232		—	—	8,881,232
Switzerland	11,584,195		—	—	11,584,195
Taiwan	2,669,325		—	—	2,669,325
Thailand	868,217		—	—	868,217
Turkey	825,970		—	—	825,970
United Kingdom	24,163,286		—	—	24,163,286
United States	138,116,246		—	—	138,116,246
Exchange Traded Funds	100,159,650		—	—	100,159,650
Preferred Stock	1,006,000		—	—	1,006,000
Rights/Warrants	—		111,228	—	111,228
Bank Loans	—		137,724,015	—	137,724,015
Corporate Bonds	—		1,535,736,484	—	1,535,736,484
Government Bonds	—		248,119,639	—	248,119,639
U.S. Government Agencies	—		171,069,455	—	171,069,455
U.S. Government Securities	—		40,799,643	—	40,799,643
Municipal Bonds	—		17,844,025	—	17,844,025
Cash Sweep	78,559,313		—	—	78,559,313
Other financial instruments - Assets*	1,543,725		19,996,677	—	21,540,402
Other financial instruments - Liabilities*	—		(20,828,585)	—	(20,828,585)

Total	$491,348,400		$2,150,572,581	$15,000,000	$2,656,920,981

Real Return Fund
Equity Securities	$644,479,183	(a)	$—	$—	$644,479,183
Preferred Stock	—		—	—	—
Rights/Warrants	—		1	—	1
Collectible Coins	—		51,994,843	—	51,994,843
Commodities	57,406,504		—	—	57,406,504
Municipal Bonds	—		6,000,000	—	6,000,000
U.S. Government Agencies	—		150,000,000	—	150,000,000
U.S. Government Securities	—		412,788,188	—	412,788,188
Cash Sweep	16,707,491		—	—	16,707,491
Other financial instruments - Assets*	18,434,306		3,467,429,446	—	3,485,863,752
Other financial instruments - Liabilities*	(23,791,088)		(3,310,574,981)	—	(3,334,366,069)

Total	$713,236,396		$777,637,497	$—	$1,490,873,893

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Fixed Income
Corporate Bonds	$—	$79,615,735	$—	$79,615,735
Municipal Bonds	—	8,441,343	—	8,441,343
U.S. Government Agencies	—	140,954,518	—	140,954,518
U.S. Government Securities	—	47,771,796	—	47,771,796
Investment Company	4,426,407	—	—	4,426,407

Total	$4,426,407	$276,783,392	$—	$281,209,799

Municipal Bond
Municipal Bonds	—	433,054,211	—	433,054,211
Investment Company	20,310,800	—	—	20,310,800

Total	$20,310,800	$433,054,211	$—	$453,365,011

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures, forwards, swaps and written options. Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at market value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/08 (market value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)**	Net purchases (sales)	Transfer in (out) of level 3	Balance as of 7/31/09 (market value)

Global Small & Mid Cap Fund
Equity Securities:
Austrailia	$—	$—	$218	$1,019	$77,127	$78,364
Brazil	—	—	151	662	—	813
Denmark	—	—	—	—	13,474	13,474
France	10	8	—	(18)	—	—
Hong Kong	101,902	—	(9,290)	—	—	92,612
Japan	—	—	—	—	154,194	154,194
Singapore	—	—	—	—	1,615	1,615
Spain	—	—	5,730	21,064	2,384	29,178
Sweden	30,677	—	(2,309)	—	—	28,368
Taiwan	5,466	—	—	—	(5,466)	—
United Kingdom	24,224	—	(18,907)	17,085	—	22,402
United States	17	—	9,492	—	—	9,509

Total	$162,296	$8	$(14,915)	$39,812	$243,328	$430,529

Global Opportunities Fund
Equity Securities:
Canada	$20,000,000	$—	$(5,000,000)	$—	$—	$15,000,000
Hong Kong	4,436,875	—	—	—	(4,436,875)	—

Total	$24,436,875	$—	$(5,000,000)	$—	$(4,436,875)	$15,000,000

** The change in unrealized appreciation/(depreciation) on securities still held at July 31, 2009 was $(34,817) and $(5,000,000) for the Global Small & Mid Cap Fund and the Global Opportunities Fund respectively.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2009 (Unaudited)

6.	Affiliated Issuers:

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. For the nine month period ended July 31, 2009, transactions with affiliated companies in the Real Return Fund are as follows:

	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period

Consolidated Subsidiary:
OWF Real Return Fund Ltd.	$—	$302,657,433	$114,619,438	$303,257,029

7.	Federal Income Tax Information:

At October 31, 2008, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015	2016

Non-U.S. Large Cap Fund	$—	$—	$187,357,824
Global Opportunities Fund	—	—	123,869,796
Municipal Bond Fund	22,373	101,465	1,723,839

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	9/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date	9/23/09

By (Signature and Title)*	/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	9/23/09

* Print the name and title of each signing officer under his or her signature.